Schedules of Investments

May 31, 2020

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.9%
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.7%
435,970	AT&T Inc.	$13,454,034
33,326	CenturyLink Inc.	327,595
3,002	GCI Liberty Inc., Class A Shares*	207,708
242,339	Verizon Communications Inc.	13,905,412

	Total Diversified Telecommunication Services	27,894,749

Entertainment - 2.0%
59,176	Activision Blizzard Inc.	4,259,488
3,045	Cinemark Holdings Inc.	45,766
22,766	Electronic Arts Inc.*	2,797,486
736	Liberty Media Corp-Liberty Formula One, Class A Shares*(a)	24,892
6,016	Liberty Media Corp-Liberty Formula One, Class C Shares*	208,454
1,492	Lions Gate Entertainment Corp., Class A Shares*	11,891
3,040	Lions Gate Entertainment Corp., Class B Shares*	22,891
3,972	Live Nation Entertainment Inc.*	195,264
579	Madison Square Garden Co., Class A Shares*	98,795
579	Madison Square Garden Entertainment Corp.*	45,874
12,857	Netflix Inc.*	5,396,469
17,261	Roku Inc., Class A Shares*	1,890,252
3,959	Spotify Technology SA*	716,302
3,434	Take-Two Interactive Software Inc.*	467,608
138,272	Walt Disney Co. (The)	16,219,306
1,268	World Wrestling Entertainment Inc., Class A Shares	58,670
26,225	Zynga Inc., Class A Shares*	239,959

	Total Entertainment	32,699,367

Interactive Media & Services - 4.8%
19,075	Alphabet Inc., Class A Shares*	27,344,394
13,184	Alphabet Inc., Class C Shares*	18,838,881
143,453	Facebook Inc., Class A Shares*	32,289,836
2,274	IAC/InterActiveCorp.*	614,821
1,651	Match Group Inc.*(a)	147,005
3,169	TripAdvisor Inc.	61,098
23,282	Twitter Inc.*	721,044
1,606	Zillow Group Inc., Class A Shares*	93,084
3,874	Zillow Group Inc., Class C Shares*(a)	224,653

	Total Interactive Media & Services	80,334,816

Media - 1.5%
9,231	Altice USA Inc., Class A Shares*	237,421
1,204	AMC Networks Inc., Class A Shares*	34,037
134	Cable One Inc.	252,843
4,578	Charter Communications Inc., Class A Shares*	2,490,432
386,454	Comcast Corp., Class A Shares	15,303,578
4,910	Discovery Inc., Class A Shares*(a)	106,792
10,327	Discovery Inc., Class C Shares*	202,306
7,949	DISH Network Corp., Class A Shares*	251,586
10,407	Fox Corp., Class A Shares	303,572
4,646	Fox Corp., Class B Shares	133,712
11,794	Interpublic Group of Cos., Inc. (The)	201,795
1,295	John Wiley & Sons Inc., Class A Shares	52,059
748	Liberty Broadband Corp., Class A Shares*(a)	100,748
3,227	Liberty Broadband Corp., Class C Shares*	440,873
189,873	Liberty Global PLC, Class C Shares*	3,917,080
2,263	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	82,600
4,700	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	171,409
4,977	New York Times Co. (The), Class A Shares	195,248
11,931	News Corp., Class A Shares	146,155

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 10.1% - (continued)
Media - 1.5% - (continued)
3,589	News Corp., Class B Shares	$44,001
1,434	Nexstar Media Group Inc., Class A Shares(a)	119,467
6,598	Omnicom Group Inc.	361,504
1,765	Sinclair Broadcast Group Inc., Class A Shares(a)	32,988
41,869	Sirius XM Holdings Inc.	243,678
181	ViacomCBS Inc., Class A Shares	4,440
16,580	ViacomCBS Inc., Class B Shares	343,869

	Total Media	25,774,193

Wireless Telecommunication Services - 0.1%
2,906	Telephone & Data Systems Inc.	59,544
11,366	T-Mobile US Inc.*	1,137,055
446	United States Cellular Corp.*	14,053

	Total Wireless Telecommunication Services	1,210,652

	TOTAL COMMUNICATION SERVICES	167,913,777

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
40,821	Adient PLC*	694,365
27,209	Aptiv PLC	2,050,198
6,329	BorgWarner Inc.	203,478
7,747	Gentex Corp.	204,831
6,623	Goodyear Tire & Rubber Co. (The)	50,401
1,866	Lear Corp.	197,889

	Total Auto Components	3,401,162

Automobiles - 0.3%
119,781	Ford Motor Co.	683,950
38,014	General Motors Co.	983,802
4,880	Harley-Davidson Inc.	104,139
4,403	Tesla Inc.*	3,676,505
1,699	Thor Industries Inc.	146,454

	Total Automobiles	5,594,850

Distributors - 0.0%
4,302	Genuine Parts Co.	358,830
9,396	LKQ Corp.*	258,014
1,178	Pool Corp.	316,906

	Total Distributors	933,750

Diversified Consumer Services - 0.3%
1,757	Bright Horizons Family Solutions Inc.*	196,573
2,704	frontdoor Inc.*	123,438
120	Graham Holdings Co., Class B Shares	42,987
1,439	Grand Canyon Education Inc.*	140,432
5,959	H&R Block Inc.	101,303
33,345	New Oriental Education & Technology Group Inc., ADR*	4,000,066
5,423	Service Corp. International	213,829
4,261	ServiceMaster Global Holdings Inc.*	140,187

	Total Diversified Consumer Services	4,958,815

Hotels, Restaurants & Leisure - 1.5%
7,588	Aramark	196,453
17,498	Caesars Entertainment Corp.*	199,302
12,186	Carnival Corp.(a)	191,808
783	Chipotle Mexican Grill Inc., Class A Shares*	786,061
983	Choice Hotels International Inc.	79,456
3,766	Darden Restaurants Inc.	289,455
1,254	Domino’s Pizza Inc.	483,843
2,525	Dunkin’ Brands Group Inc.	161,272
5,326	Extended Stay America Inc.	61,249
2,487	Hilton Grand Vacations Inc.*	53,570
8,350	Hilton Worldwide Holdings Inc.	662,238
1,062	Hyatt Hotels Corp., Class A Shares(a)	58,506
2,847	International Game Technology PLC	24,000
10,263	Las Vegas Sands Corp.	492,008

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.3% - (continued)
Hotels, Restaurants & Leisure - 1.5% - (continued)
8,404	Marriott International Inc., Class A Shares	$743,754
59,263	McDonald’s Corp.	11,041,882
14,842	MGM Resorts International	254,986
6,460	Norwegian Cruise Line Holdings Ltd.*(a)	101,164
2,565	Planet Fitness Inc., Class A Shares*	165,776
5,252	Royal Caribbean Cruises Ltd.	272,421
2,187	Six Flags Entertainment Corp.	50,257
73,736	Starbucks Corp.	5,750,671
1,229	Vail Resorts Inc.	243,748
5,249	Wendy’s Co. (The)	111,594
2,593	Wyndham Destinations Inc.	82,457
2,907	Wyndham Hotels & Resorts Inc.	133,518
2,993	Wynn Resorts Ltd.	249,257
11,081	Yum China Holdings Inc.	513,494
9,267	Yum! Brands Inc.	831,528

	Total Hotels, Restaurants & Leisure	24,285,728

Household Durables - 0.4%
10,276	DR Horton Inc.	568,263
4,439	Garmin Ltd.	400,265
4,089	Leggett & Platt Inc.	125,082
8,430	Lennar Corp., Class A Shares	509,678
460	Lennar Corp., Class B Shares	20,645
1,802	Mohawk Industries Inc.*	167,946
11,610	Newell Brands Inc.	152,671
98	NVR Inc.*	315,718
7,708	PulteGroup Inc.	261,841
1,307	Tempur Sealy International Inc.*	85,255
3,687	Toll Brothers Inc.	119,127
27,974	Whirlpool Corp.	3,407,793

	Total Household Durables	6,134,284

Internet & Direct Marketing Retail - 4.4%
38,503	Alibaba Group Holding Ltd., ADR*	7,985,137
21,052	Amazon.com Inc.*	51,416,773
5,904	Booking Holdings Inc.*	9,679,136
22,988	eBay Inc.	1,046,874
3,599	Etsy Inc.*	291,447
4,086	Expedia Group Inc.	324,755
2,852	Grubhub Inc.*(a)	161,822
190,260	Qurate Retail Inc., Class A Shares*	1,566,791
1,803	Wayfair Inc., Class A Shares*	309,305

	Total Internet & Direct Marketing Retail	72,782,040

Leisure Products - 0.2%
53,418	Brunswick Corp.	2,938,524
3,860	Hasbro Inc.	283,749
10,435	Mattel Inc.*	96,106
1,822	Polaris Inc.	159,134

	Total Leisure Products	3,477,513

Multiline Retail - 0.7%
7,771	Dollar General Corp.	1,488,224
83,816	Dollar Tree Inc.*	8,203,072
4,716	Kohl’s Corp.	90,641
8,965	Macy’s Inc.(a)	57,017
3,084	Nordstrom Inc.(a)	49,745
1,517	Ollie’s Bargain Outlet Holdings Inc.*	138,730
14,951	Target Corp.	1,828,956

	Total Multiline Retail	11,856,385

Specialty Retail - 2.5%
21,417	Advance Auto Parts Inc.	2,983,816
1,577	AutoNation Inc.*	62,260
726	AutoZone Inc.*	833,346

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.3% - (continued)
Specialty Retail - 2.5% - (continued)
6,744	Best Buy Co., Inc.	$526,639
2,000	Burlington Stores Inc.*	419,340
5,026	CarMax Inc.*	442,539
1,300	Carvana Co., Class A Shares*(a)	120,874
1,860	Dick’s Sporting Goods Inc.	67,072
1,715	Five Below Inc.*	179,475
2,086	Floor & Decor Holdings Inc., Class A Shares*	108,472
3,320	Foot Locker Inc.	91,964
6,291	Gap Inc. (The)	55,990
47,262	Home Depot Inc. (The)	11,743,662
6,494	L Brands Inc.	105,138
127,439	Lowe’s Cos., Inc.	16,611,674
2,281	O’Reilly Automotive Inc.*	951,724
992	Penske Automotive Group Inc.	35,474
10,843	Ross Stores Inc.	1,051,337
3,694	Tiffany & Co.	473,312
37,054	TJX Cos., Inc. (The)	1,954,969
3,646	Tractor Supply Co.	444,885
7,127	Ulta Beauty Inc.*	1,739,059
1,957	Urban Outfitters Inc.*	33,152
2,350	Williams-Sonoma Inc.	195,544

	Total Specialty Retail	41,231,717

Textiles, Apparel & Luxury Goods - 0.8%
4,130	Capri Holdings Ltd.*	62,115
1,319	Carter’s Inc.	113,315
843	Columbia Sportswear Co.	61,589
172,509	Hanesbrands Inc.	1,700,939
3,612	lululemon athletica Inc.*	1,083,943
88,470	NIKE Inc., Class B Shares	8,721,373
2,123	PVH Corp.	96,533
1,466	Ralph Lauren Corp., Class A Shares	110,698
4,004	Skechers U.S.A. Inc., Class A Shares*	125,405
8,581	Tapestry Inc.	116,702
5,350	Under Armour Inc., Class A Shares*	46,812
5,519	Under Armour Inc., Class C Shares*	43,379
9,418	V.F. Corp.	528,350

	Total Textiles, Apparel & Luxury Goods	12,811,153

	TOTAL CONSUMER DISCRETIONARY	187,467,397

CONSUMER STAPLES - 5.1%
Beverages - 1.1%
32,410	Anheuser-Busch InBev SA, ADR(a)	1,519,381
1,309	Brown-Forman Corp., Class A Shares	77,689
5,260	Brown-Forman Corp., Class B Shares	346,792
117,022	Coca-Cola Co. (The)	5,462,587
4,854	Constellation Brands Inc., Class A Shares	838,286
7,243	Keurig Dr Pepper Inc.(a)	202,224
5,325	Molson Coors Beverage Co., Class B Shares	202,137
48,760	Monster Beverage Corp.*	3,506,332
42,759	PepsiCo. Inc.	5,624,946

	Total Beverages	17,780,374

Food & Staples Retailing - 0.9%
1,119	Casey’s General Stores Inc.	178,738
23,417	Costco Wholesale Corp.	7,223,442
1,470	Grocery Outlet Holding Corp.*	54,111
24,168	Kroger Co. (The)	788,360
3,487	Sprouts Farmers Market Inc.*	87,628
14,390	Sysco Corp.	793,752
6,648	US Foods Holding Corp.*	127,243
22,966	Walgreens Boots Alliance Inc.	986,160
42,419	Walmart Inc.	5,262,501

	Total Food & Staples Retailing	15,501,935

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.1% - (continued)
Food Products - 1.8%
197,748	Archer-Daniels-Midland Co.	$7,773,474
1,445	Beyond Meat Inc.*	185,379
4,210	Bunge Ltd.	164,274
5,118	Campbell Soup Co.	260,916
215,060	Conagra Brands Inc.	7,481,937
5,988	Flowers Foods Inc.	141,257
18,461	General Mills Inc.	1,163,781
2,574	Hain Celestial Group Inc. (The)*	81,029
4,420	Hershey Co. (The)	599,706
8,502	Hormel Foods Corp.	415,153
2,042	Ingredion Inc.	171,998
3,360	J.M. Smucker Co. (The)	382,805
7,534	Kellogg Co.	492,046
19,108	Kraft Heinz Co. (The)	582,221
4,472	Lamb Weston Holdings Inc.	268,588
3,756	McCormick & Co., Inc.	657,901
167,680	Mondelez International Inc., Class A Shares	8,739,482
1,576	Pilgrim’s Pride Corp.*	32,576
1,986	Post Holdings Inc.*	172,901
8	Seaboard Corp.(a)	23,520
1,644	TreeHouse Foods Inc.*	86,655
8,808	Tyson Foods Inc., Class A Shares	541,163

	Total Food Products	30,418,762

Household Products - 0.8%
7,531	Church & Dwight Co., Inc.	565,352
3,854	Clorox Co. (The)	794,888
25,653	Colgate-Palmolive Co.	1,855,481
1,937	Energizer Holdings Inc.	84,996
10,417	Kimberly-Clark Corp.	1,473,380
74,288	Procter & Gamble Co. (The)	8,611,465
1,441	Reynolds Consumer Products Inc.(a)	48,115
1,140	Spectrum Brands Holdings Inc.	53,945

	Total Household Products	13,487,622

Personal Products - 0.1%
8,462	Coty Inc., Class A Shares	30,717
6,645	Estee Lauder Cos., Inc. (The), Class A Shares	1,312,188
2,913	Herbalife Nutrition Ltd.*	127,706
1,422	Nu Skin Enterprises Inc., Class A Shares	52,870

	Total Personal Products	1,523,481

Tobacco - 0.4%
57,109	Altria Group Inc.	2,230,106
47,443	Philip Morris International Inc.	3,480,419

	Total Tobacco	5,710,525

	TOTAL CONSUMER STAPLES	84,422,699

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
2,200	Apergy Corp.*	19,954
19,907	Baker Hughes Co., Class A Shares	328,665
26,649	Halliburton Co.	313,126
3,038	Helmerich & Payne Inc.	61,155
12,057	National Oilwell Varco Inc.	150,351
5,776	Patterson-UTI Energy Inc.	21,313
42,433	Schlumberger Ltd.	783,737
15,646	Transocean Ltd.*(a)	20,809

	Total Energy Equipment & Services	1,699,110

Oil, Gas & Consumable Fuels - 2.1%
6,739	Antero Midstream Corp.	32,212
7,956	Antero Resources Corp.*(a)	23,788
10,712	Apache Corp.	115,582

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.2% - (continued)
Oil, Gas & Consumable Fuels - 2.1% - (continued)
12,290	Cabot Oil & Gas Corp.	$243,834
5,357	Centennial Resource Development Inc., Class A Shares*	5,411
7,051	Cheniere Energy Inc.*	312,712
189	Chesapeake Energy Corp.*(a)	2,459
58,197	Chevron Corp.	5,336,665
2,850	Cimarex Energy Co.	74,898
6,086	Concho Resources Inc.	331,809
192,736	ConocoPhillips	8,129,604
2,520	Continental Resources Inc.(a)	30,820
11,671	Devon Energy Corp.	126,164
4,880	Diamondback Energy Inc.	207,790
81,047	EOG Resources Inc.	4,130,966
7,745	EQT Corp.	103,318
5,808	Equitrans Midstream Corp.	46,987
129,225	Exxon Mobil Corp.	5,875,861
8,224	Hess Corp.	390,393
4,600	HollyFrontier Corp.	144,670
59,764	Kinder Morgan Inc.	944,271
10,308	Kosmos Energy Ltd.	18,761
24,272	Marathon Oil Corp.	129,612
19,710	Marathon Petroleum Corp.	692,609
4,392	Murphy Oil Corp.	52,484
14,440	Noble Energy Inc.	126,061
27,427	Occidental Petroleum Corp.	355,180
12,587	ONEOK Inc.	461,817
8,978	Parsley Energy Inc., Class A Shares	82,059
3,452	PBF Energy Inc., Class A Shares	36,660
13,458	Phillips 66	1,053,223
5,041	Pioneer Natural Resources Co.	461,756
5,829	Range Resources Corp.(a)	34,916
167,206	Suncor Energy Inc.	2,862,567
6,521	Targa Resources Corp.(a)	116,661
12,558	Valero Energy Corp.	836,865
37,151	Williams Cos., Inc. (The)	758,995
11,947	WPX Energy Inc.*	67,739

	Total Oil, Gas & Consumable Fuels	34,758,179

	TOTAL ENERGY	36,457,289

FINANCIALS - 9.6%
Banks - 2.3%
4,563	Associated Banc-Corp.	63,928
244,024	Bank of America Corp.	5,885,859
1,161	Bank of Hawaii Corp.	74,687
3,881	Bank OZK	87,284
3,119	BankUnited Inc.	57,639
973	BOK Financial Corp.	49,565
2,881	CIT Group Inc.	52,261
64,505	Citigroup Inc.	3,090,435
13,295	Citizens Financial Group Inc.	320,409
4,429	Comerica Inc.	160,994
3,104	Commerce Bancshares Inc.	197,818
1,796	Cullen/Frost Bankers Inc.(a)	136,442
4,438	East West Bancorp Inc.	155,108
21,692	Fifth Third Bancorp	420,608
219	First Citizens BancShares Inc., Class A Shares	84,315
4,287	First Hawaiian Inc.	73,951
9,745	First Horizon National Corp.	91,116
5,086	First Republic Bank	550,153
10,165	FNB Corp.	75,323
31,454	Huntington Bancshares Inc.	279,626

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.6% - (continued)
Banks - 2.3% - (continued)
95,199	JPMorgan Chase & Co.	$9,263,815
29,998	KeyCorp.	355,476
3,971	M&T Bank Corp.	419,576
3,217	PacWest Bancorp	55,686
13,479	People’s United Financial Inc.	154,334
2,370	Pinnacle Financial Partners Inc.	94,444
13,199	PNC Financial Services Group Inc. (The)	1,505,214
2,997	Popular Inc.	118,351
2,804	Prosperity Bancshares Inc.	183,354
29,519	Regions Financial Corp.	333,860
1,620	Signature Bank	166,714
5,768	Sterling Bancorp	70,946
1,589	SVB Financial Group*	341,238
4,540	Synovus Financial Corp.	87,123
4,731	TCF Financial Corp.	136,820
1,697	Texas Capital Bancshares Inc.*	45,412
226,842	Truist Financial Corp.	8,343,249
6,708	Umpqua Holdings Corp.	76,404
42,510	US Bancorp	1,511,656
2,783	Webster Financial Corp.	78,759
113,722	Wells Fargo & Co.	3,010,221
2,755	Western Alliance Bancorp	105,103
1,618	Wintrust Financial Corp.	68,538
4,958	Zions Bancorp NA	163,143

	Total Banks	38,596,957

Capital Markets - 3.4%
21,894	Affiliated Managers Group Inc.	1,458,578
36,071	Ameriprise Financial Inc.	5,052,465
204,845	Bank of New York Mellon Corp. (The)	7,614,089
8,152	BGC Partners Inc., Class A Shares	20,991
4,488	BlackRock Inc., Class A Shares	2,372,536
3,389	Cboe Global Markets Inc.	360,793
83,457	Charles Schwab Corp. (The)	2,996,941
10,805	CME Group Inc., Class A Shares	1,972,993
6,919	E*Trade Financial Corp.	315,091
3,242	Eaton Vance Corp.	116,874
1,126	Evercore Inc., Class A Shares	62,054
1,147	FactSet Research Systems Inc.	352,714
8,521	Franklin Resources Inc.	160,791
9,722	Goldman Sachs Group Inc. (The)	1,910,276
2,279	Interactive Brokers Group Inc., Class A Shares	96,516
99,097	Intercontinental Exchange Inc.	9,637,183
11,823	Invesco Ltd.	94,229
4,811	Janus Henderson Group PLC	103,725
3,102	Lazard Ltd., Class A Shares	83,320
2,682	Legg Mason Inc.	133,644
2,475	LPL Financial Holdings Inc.	176,690
1,126	MarketAxess Holdings Inc.	572,672
4,962	Moody’s Corp.	1,326,889
32,944	Morgan Stanley(b)	1,456,125
638	Morningstar Inc.	97,818
16,308	MSCI Inc., Class A Shares	5,362,886
3,507	Nasdaq Inc.	415,439
5,877	Northern Trust Corp.	464,342
3,803	Raymond James Financial Inc.	263,472
29,497	S&P Global Inc.	9,587,115
3,900	SEI Investments Co.	211,458
10,877	State Street Corp.	663,062
7,018	T. Rowe Price Group Inc.	848,476
8,176	TD Ameritrade Holding Corp.	304,720

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.6% - (continued)
Capital Markets - 3.4% - (continued)
1,549	Virtu Financial Inc., Class A Shares	$36,944

	Total Capital Markets	56,703,911

Consumer Finance - 0.4%
11,641	Ally Financial Inc.	203,019
47,874	American Express Co.	4,551,381
13,864	Capital One Financial Corp.	943,307
307	Credit Acceptance Corp.*	113,535
9,436	Discover Financial Services	448,304
227	LendingTree Inc.*	59,025
5,920	Navient Corp.	44,045
1,910	OneMain Holdings Inc., Class A Shares	44,560
3,320	Santander Consumer USA Holdings Inc.(a)	54,880
12,361	SLM Corp.	93,696
18,687	Synchrony Financial	380,654

	Total Consumer Finance	6,936,406

Diversified Financial Services - 0.7%
59,716	Berkshire Hathaway Inc., Class B Shares*	11,082,095
12,680	Equitable Holdings Inc.	242,315
7,657	Jefferies Financial Group Inc.	112,175
4,135	Voya Financial Inc.	186,282

	Total Diversified Financial Services	11,622,867

Insurance - 2.7%
22,245	Aflac Inc.	811,275
427	Alleghany Corp.	219,094
76,707	Allstate Corp. (The)	7,502,712
2,251	American Financial Group Inc.	135,600
242,761	American International Group Inc.	7,297,396
225	American National Insurance Co.	16,909
7,011	Aon PLC, Class A Shares	1,380,816
11,725	Arch Capital Group Ltd.*	330,880
5,626	Arthur J. Gallagher & Co.	530,419
26,386	Assurant Inc.	2,706,676
2,890	Assured Guaranty Ltd.	74,938
4,175	Athene Holding Ltd., Class A Shares*	120,616
2,513	Axis Capital Holdings Ltd.	94,338
3,177	Brighthouse Financial Inc.*	94,389
7,209	Brown & Brown Inc.	289,802
13,752	Chubb Ltd.	1,676,919
4,657	Cincinnati Financial Corp.	274,530
826	CNA Financial Corp.	24,970
759	Erie Indemnity Co., Class A Shares	136,802
1,229	Everest Re Group Ltd.	243,846
8,081	Fidelity National Financial Inc.	257,784
3,348	First American Financial Corp.	169,041
3,264	Globe Life Inc.	251,393
1,167	Hanover Insurance Group Inc. (The)	117,108
11,025	Hartford Financial Services Group Inc. (The)	422,147
1,971	Kemper Corp.	124,961
93,734	Lincoln National Corp.	3,555,331
7,550	Loews Corp.	250,962
415	Markel Corp.*	372,429
79,069	Marsh & McLennan Cos., Inc.	8,374,989
827	Mercury General Corp.	33,270
23,824	MetLife Inc.	857,902
8,621	Old Republic International Corp.	134,401
1,261	Primerica Inc.	143,300
8,453	Principal Financial Group Inc.	326,455
17,784	Progressive Corp. (The)	1,381,461
12,100	Prudential Financial Inc.	737,616
1,912	Reinsurance Group of America Inc., Class A Shares	173,514

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.6% - (continued)
Insurance - 2.7% - (continued)
1,333	RenaissanceRe Holdings Ltd.	$223,757
7,773	Travelers Cos., Inc. (The)	831,556
5,702	Unum Group	86,385
96	White Mountains Insurance Group Ltd.(a)	87,894
3,948	Willis Towers Watson PLC	801,049
4,399	WR Berkley Corp.	254,922

	Total Insurance	43,932,554

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
16,545	AGNC Investment Corp.	214,092
43,727	Annaly Capital Management Inc.	269,358
6,185	Chimera Investment Corp.(a)	51,397
15,137	MFA Financial Inc.	25,582
12,835	New Residential Investment Corp.	92,027
8,474	Starwood Property Trust Inc.	112,365
8,667	Two Harbors Investment Corp.	39,175

	Total Mortgage Real Estate Investment Trusts (REITs)	803,996

Thrifts & Mortgage Finance - 0.0%
10,742	MGIC Investment Corp.	88,192
13,861	New York Community Bancorp Inc.	139,303
1,501	TFS Financial Corp.	23,130

	Total Thrifts & Mortgage Finance	250,625

	TOTAL FINANCIALS	158,847,316

HEALTH CARE - 15.8%
Biotechnology - 2.5%
53,807	AbbVie Inc.	4,986,295
1,730	Agios Pharmaceuticals Inc.*	89,510
62,490	Alexion Pharmaceuticals Inc.*	7,492,551
4,562	Alkermes PLC*	74,634
3,241	Alnylam Pharmaceuticals Inc.*	438,410
33,791	Amgen Inc.	7,761,793
5,299	Biogen Inc.*	1,627,270
26,959	BioMarin Pharmaceutical Inc.*	2,872,482
1,734	Bluebird Bio Inc.*	110,334
37,247	Exact Sciences Corp.*(a)	3,198,772
9,184	Exelixis Inc.*	226,937
38,933	Gilead Sciences Inc.	3,030,155
5,438	Incyte Corp.*	554,187
3,915	Ionis Pharmaceuticals Inc.*	220,062
6,824	Moderna Inc.*(a)	419,676
2,764	Neurocrine Biosciences Inc.*	344,837
2,854	Regeneron Pharmaceuticals Inc.*	1,748,960
1,478	Sage Therapeutics Inc.*	52,794
20,754	Sarepta Therapeutics Inc.*	3,160,212
3,515	Seattle Genetics Inc.*	552,593
1,315	United Therapeutics Corp.*	155,104
7,919	Vertex Pharmaceuticals Inc.*	2,280,355

	Total Biotechnology	41,397,923

Health Care Equipment & Supplies - 4.4%
123,967	Abbott Laboratories	11,766,948
13,713	ABIOMED Inc.*	3,070,341
26,280	Alcon Inc.*	1,669,831
16,643	Align Technology Inc.*	4,087,854
103,681	Baxter International Inc.	9,332,327
8,171	Becton Dickinson and Co.	2,017,665
42,370	Boston Scientific Corp.*	1,609,636
1,084	Cantel Medical Corp.	45,615
1,489	Cooper Cos., Inc. (The)	471,983
18,807	Danaher Corp.	3,133,434
6,823	DENTSPLY SIRONA Inc.	317,406
2,751	DexCom Inc.*	1,040,731

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Health Care Equipment & Supplies - 4.4% - (continued)
18,616	Edwards Lifesciences Corp.*	$4,183,387
4,190	Envista Holdings Corp.*	88,577
2,044	Hill-Rom Holdings Inc.	207,813
7,974	Hologic Inc.*	422,622
583	ICU Medical Inc.*	116,378
17,879	IDEXX Laboratories Inc.*	5,522,465
1,815	Insulet Corp.*	342,255
2,077	Integra LifeSciences Holdings Corp.*	108,232
3,496	Intuitive Surgical Inc.*	2,027,785
1,441	Masimo Corp.*	346,114
169,001	Medtronic PLC	16,660,119
965	Penumbra Inc.*	166,385
4,312	ResMed Inc.	693,456
2,564	STERIS PLC	425,342
10,468	Stryker Corp.	2,048,902
1,412	Teleflex Inc.	512,358
2,782	Varian Medical Systems Inc.*	337,707
2,238	West Pharmaceutical Services Inc.	483,498
6,279	Zimmer Biomet Holdings Inc.	793,289

	Total Health Care Equipment & Supplies	74,050,455

Health Care Providers & Services - 3.6%
2,475	Acadia Healthcare Co., Inc.*	70,810
4,532	AmerisourceBergen Corp., Class A Shares	432,081
7,743	Anthem Inc.	2,277,294
130,052	Cardinal Health Inc.	7,112,544
17,616	Centene Corp.*	1,167,060
476	Chemed Corp.	227,771
44,587	Cigna Corp.	8,797,907
2,733	Covetrus Inc.*(a)	41,760
141,621	CVS Health Corp.	9,286,089
2,654	DaVita Inc.*	214,868
2,995	Encompass Health Corp.	219,384
1,108	Guardant Health Inc.*	100,152
45,987	HCA Healthcare Inc.	4,916,010
4,477	Henry Schein Inc.*	271,843
4,036	Humana Inc.	1,657,383
2,961	Laboratory Corp. of America Holdings*	519,122
4,924	McKesson Corp.	781,291
2,328	MEDNAX Inc.*	36,154
1,844	Molina Healthcare Inc.*	342,652
1,773	Premier Inc., Class A Shares*	61,683
4,047	Quest Diagnostics Inc.	478,679
65,968	UnitedHealth Group Inc.	20,110,345
2,395	Universal Health Services Inc., Class B Shares	252,553

	Total Health Care Providers & Services	59,375,435

Health Care Technology - 0.1%
9,564	Cerner Corp.	697,215
6,869	Change Healthcare Inc.*	85,725
4,010	Veeva Systems Inc., Class A Shares*	877,669

	Total Health Care Technology	1,660,609

Life Sciences Tools & Services - 1.2%
2,032	Adaptive Biotechnologies Corp.*	78,638
9,424	Agilent Technologies Inc.	830,631
9,593	Avantor Inc.*	181,979
650	Bio-Rad Laboratories Inc., Class A Shares*	319,358
1,147	Bio-Techne Corp.	303,726
3,058	Bruker Corp.	132,350
1,473	Charles River Laboratories International Inc.*	264,639
15,374	Illumina Inc.*	5,581,531
5,365	IQVIA Holdings Inc.*	802,175

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Life Sciences Tools & Services - 1.2% - (continued)
723	Mettler-Toledo International Inc.*	$574,785
3,374	PerkinElmer Inc.	338,986
2,072	PPD Inc.*	56,441
1,935	PRA Health Sciences Inc.*	200,273
6,768	QIAGEN NV*	296,371
26,301	Thermo Fisher Scientific Inc.	9,184,046
1,954	Waters Corp.*	390,507

	Total Life Sciences Tools & Services	19,536,436

Pharmaceuticals - 4.0%
144,841	Bristol-Myers Squibb Co.	8,649,905
4,692	Catalent Inc.*	364,709
12,129	Elanco Animal Health Inc.*	259,682
25,964	Eli Lilly & Co.	3,971,194
5,687	Horizon Therapeutics PLC*	288,501
1,693	Jazz Pharmaceuticals PLC*	202,009
126,794	Johnson & Johnson	18,860,607
159,156	Merck & Co., Inc.	12,847,072
15,740	Mylan NV*	268,682
5,112	Nektar Therapeutics, Class A Shares*(a)	110,930
3,859	Perrigo Co. PLC	211,357
345,535	Pfizer Inc.	13,195,982
49,694	Zoetis Inc., Class A Shares	6,926,847

	Total Pharmaceuticals	66,157,477

	TOTAL HEALTH CARE	262,178,335

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.9%
16,157	Boeing Co. (The)	2,356,499
2,918	BWX Technologies Inc.(a)	182,579
1,277	Curtiss-Wright Corp.	128,083
7,771	General Dynamics Corp.	1,141,016
1,323	HEICO Corp.	133,306
2,333	HEICO Corp., Class A Shares	195,855
2,523	Hexcel Corp.	91,307
11,772	Howmet Aerospace Inc.	153,978
1,224	Huntington Ingalls Industries Inc.	244,665
6,735	L3Harris Technologies Inc.	1,343,296
7,548	Lockheed Martin Corp.	2,931,945
24,267	Northrop Grumman Corp.	8,134,298
195,692	Raytheon Technologies Corp.	12,626,048
2,933	Spirit AeroSystems Holdings Inc., Class A Shares	63,558
1,095	Teledyne Technologies Inc.*	409,662
7,045	Textron Inc.	218,184
1,565	TransDigm Group Inc.	664,843

	Total Aerospace & Defense	31,019,122

Air Freight & Logistics - 0.8%
27,039	CH Robinson Worldwide Inc.	2,193,674
5,246	Expeditors International of Washington Inc.	400,637
7,342	FedEx Corp.	958,572
54,464	United Parcel Service Inc., Class B Shares	5,430,605
49,873	XPO Logistics Inc.*	3,930,491

	Total Air Freight & Logistics	12,913,979

Airlines - 0.1%
3,749	Alaska Air Group Inc.	128,178
12,013	American Airlines Group Inc.(a)	126,136
893	Copa Holdings SA, Class A Shares	39,167
17,381	Delta Air Lines Inc.	438,175
9,094	JetBlue Airways Corp.*	91,577
14,177	Southwest Airlines Co.	455,082
7,088	United Airlines Holdings Inc.*	198,748

	Total Airlines	1,477,063

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.7% - (continued)
Building Products - 0.6%
2,840	Allegion PLC	$283,148
4,153	AO Smith Corp.	197,268
78,587	Armstrong World Industries Inc.	5,924,674
25,151	Carrier Global Corp.*	514,841
4,265	Fortune Brands Home & Security Inc.	259,994
23,315	Johnson Controls International PLC	732,324
1,073	Lennox International Inc.	229,450
8,436	Masco Corp.	393,539
3,347	Owens Corning	175,718
3,504	Resideo Technologies Inc.*	24,738
24,989	Trane Technologies PLC	2,254,258

	Total Building Products	10,989,952

Commercial Services & Supplies - 0.5%
3,147	ADT Inc.	22,281
2,561	Cintas Corp.	635,026
1,468	Clean Harbors Inc.*	87,184
6,152	Copart Inc.*	549,927
4,146	IAA Inc.*	169,986
3,800	KAR Auction Services Inc.	54,530
6,522	Republic Services Inc., Class A Shares	557,370
4,332	Rollins Inc.	181,078
2,752	Stericycle Inc.*	150,892
53,801	Waste Management Inc.	5,743,257

	Total Commercial Services & Supplies	8,151,531

Construction & Engineering - 0.2%
4,573	AECOM*	177,295
4,054	Fluor Corp.	47,067
3,914	Jacobs Engineering Group Inc.	328,854
66,071	Quanta Services Inc.	2,440,002
605	Valmont Industries Inc.	68,970

	Total Construction & Engineering	3,062,188

Electrical Equipment - 0.2%
1,182	Acuity Brands Inc.	101,829
6,956	AMETEK Inc.	637,935
12,576	Eaton Corp. PLC	1,067,702
18,660	Emerson Electric Co.	1,138,633
1,240	GrafTech International Ltd.	8,482
1,659	Hubbell Inc., Class B Shares	203,095
4,394	nVent Electric PLC	80,542
1,246	Regal Beloit Corp.	99,107
3,523	Rockwell Automation Inc.	761,532
4,779	Sensata Technologies Holding PLC*	170,371

	Total Electrical Equipment	4,269,228

Industrial Conglomerates - 0.7%
17,077	3M Co.	2,671,526
1,676	Carlisle Cos., Inc.	200,885
264,120	General Electric Co.	1,735,269
36,060	Honeywell International Inc.	5,259,351
3,119	Roper Technologies Inc.	1,228,262

	Total Industrial Conglomerates	11,095,293

Machinery - 1.2%
1,811	AGCO Corp.	100,022
3,329	Allison Transmission Holdings Inc.	125,570
71,462	Caterpillar Inc.	8,584,730
2,825	Colfax Corp.*	79,270
1,428	Crane Co.	79,568
4,474	Cummins Inc.	758,790
8,635	Deere & Co.	1,313,556
3,891	Donaldson Co., Inc.	184,628
4,434	Dover Corp.	431,207

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.7% - (continued)
Machinery - 1.2% - (continued)
3,993	Flowserve Corp.	$104,217
9,040	Fortive Corp.	551,259
1,535	Gates Industrial Corp. PLC*	15,427
5,046	Graco Inc.	243,268
2,312	IDEX Corp.	368,463
9,768	Illinois Tool Works Inc.	1,684,589
10,532	Ingersoll Rand Inc.*	297,002
2,725	ITT Inc.	157,233
1,794	Lincoln Electric Holdings Inc.	147,413
1,737	Middleby Corp. (The)*	118,290
1,752	Nordson Corp.	329,989
2,108	Oshkosh Corp.	151,397
12,575	Otis Worldwide Corp.	662,074
10,383	PACCAR Inc.	766,888
3,918	Parker-Hannifin Corp.	705,122
5,117	Pentair PLC	200,279
1,662	Snap-on Inc.	215,545
4,637	Stanley Black & Decker Inc.	581,712
1,912	Timken Co. (The)	81,336
3,234	Toro Co. (The)	229,840
3,138	Trinity Industries Inc.	62,666
5,494	Westinghouse Air Brake Technologies Corp.	335,519
1,641	Woodward Inc.	112,540
5,480	Xylem Inc.	363,543

	Total Machinery	20,142,952

Marine - 0.0%
1,722	Kirby Corp.*	88,304

Professional Services - 0.5%
2,331	CoreLogic Inc.	115,524
2,879	CoStar Group Inc.*	1,890,927
3,682	Equifax Inc.	565,408
54,618	IHS Markit Ltd.	3,793,766
1,796	ManpowerGroup Inc.	124,176
10,874	Nielsen Holdings PLC	151,040
3,470	Robert Half International Inc.	176,068
5,725	TransUnion	494,010
4,885	Verisk Analytics Inc., Class A Shares	843,542

	Total Professional Services	8,154,461

Road & Rail - 1.1%
252	AMERCO	81,270
22,509	CSX Corp.	1,611,194
2,605	JB Hunt Transport Services Inc.	311,740
2,921	Kansas City Southern	439,669
3,728	Knight-Swift Transportation Holdings Inc., Class A Shares(a)	155,122
1,187	Landstar System Inc.	138,001
5,820	Lyft Inc., Class A Shares*	181,933
26,548	Norfolk Southern Corp.	4,733,243
2,977	Old Dominion Freight Line Inc.	509,335
1,485	Ryder System Inc.	50,876
1,656	Schneider National Inc., Class B Shares	40,026
165,137	Uber Technologies Inc.*	5,997,776
21,197	Union Pacific Corp.	3,600,522

	Total Road & Rail	17,850,707

Trading Companies & Distributors - 0.9%
74,149	AerCap Holdings NV*	2,390,564
60,895	Air Lease Corp., Class A Shares	1,833,548
17,498	Fastenal Co.	721,967
4,901	HD Supply Holdings Inc.*	155,411
1,358	MSC Industrial Direct Co., Inc., Class A Shares	94,164
35,914	United Rentals Inc.*	4,988,095

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.7% - (continued)
Trading Companies & Distributors - 0.9% - (continued)
89,154	Univar Solutions Inc.*	$1,378,321
1,003	Watsco Inc.	178,444
1,227	WESCO International Inc.*	40,859
10,952	WW Grainger Inc.	3,390,958

	Total Trading Companies & Distributors	15,172,331

Transportation Infrastructure - 0.0%
2,091	Macquarie Infrastructure Corp.	59,363

	TOTAL INDUSTRIALS	144,446,474

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.3%
1,815	Arista Networks Inc.*	423,730
4,628	Ciena Corp.*	255,743
281,083	Cisco Systems Inc.	13,441,389
78,582	CommScope Holding Co., Inc.*(a)	810,181
1,404	EchoStar Corp., Class A Shares*	43,749
1,862	F5 Networks Inc.*	269,841
10,159	Juniper Networks Inc.	246,457
40,915	Motorola Solutions Inc.	5,537,027
247	Ubiquiti Inc.	45,549
1,717	ViaSat Inc.*(a)	72,114

	Total Communications Equipment	21,145,780

Electronic Equipment, Instruments & Components - 1.0%
8,927	Amphenol Corp., Class A Shares	861,991
37,671	Arrow Electronics Inc.*	2,602,313
2,963	Avnet Inc.	80,712
17,262	CDW Corp.	1,914,528
5,015	Cognex Corp.	284,551
696	Coherent Inc.*	101,066
23,169	Corning Inc.	528,022
1,899	Dolby Laboratories Inc., Class A Shares	115,326
208,261	Flex Ltd.*	2,022,214
4,126	FLIR Systems Inc.	190,621
1,092	IPG Photonics Corp.*	169,697
4,502	Jabil Inc.	134,700
5,739	Keysight Technologies Inc.*	620,558
721	Littelfuse Inc.	117,155
3,961	National Instruments Corp.	153,370
23,849	SYNNEX Corp.	2,543,496
7,692	Trimble Inc.*	300,911
12,286	Zebra Technologies Corp., Class A Shares*	3,210,578

	Total Electronic Equipment, Instruments & Components	15,951,809

IT Services - 6.2%
19,456	Accenture PLC, Class A Shares	3,922,719
42,349	Akamai Technologies Inc.*	4,480,524
27,540	Alliance Data Systems Corp.	1,275,928
4,055	Amdocs Ltd.	252,464
13,280	Automatic Data Processing Inc.	1,945,387
4,394	Black Knight Inc.*	338,250
4,171	Booz Allen Hamilton Holding Corp., Class A Shares	332,679
3,480	Broadridge Financial Solutions Inc.	421,428
761	CACI International Inc., Class A Shares*	190,844
139,094	Cognizant Technology Solutions Corp., Class A Shares	7,371,982
7,796	DXC Technology Co.	110,781
1,586	EPAM Systems Inc.*	365,795
1,548	Euronet Worldwide Inc.*	146,642
42,414	Fidelity National Information Services Inc.	5,888,336
123,104	Fiserv Inc.*	13,143,814
2,609	FleetCor Technologies Inc.*	636,048
2,673	Gartner Inc.*	325,304
5,755	Genpact Ltd.	206,892

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.4% - (continued)
IT Services - 6.2% - (continued)
9,092	Global Payments Inc.	$1,631,923
5,230	GoDaddy Inc., Class A Shares*	404,018
27,075	International Business Machines Corp.	3,381,667
2,350	Jack Henry & Associates Inc.	425,021
4,088	Leidos Holdings Inc.	430,426
27,065	MasterCard Inc., Class A Shares	8,143,588
1,279	MongoDB Inc., Class A Shares*(a)	296,869
3,205	Okta Inc., Class A Shares*	626,834
9,829	Paychex Inc.	710,440
70,168	PayPal Holdings Inc.*	10,876,742
7,975	Sabre Corp.	55,586
57,915	Square Inc., Class A Shares*	4,695,748
1,989	Switch Inc., Class A Shares	38,010
3,751	Twilio Inc., Class A Shares*	741,198
3,168	VeriSign Inc.*	693,824
137,580	Visa Inc., Class A Shares	26,861,119
12,818	Western Union Co. (The)	256,616
1,316	WEX Inc.*	194,873

	Total IT Services	101,820,319

Semiconductors & Semiconductor Equipment - 5.3%
31,458	Advanced Micro Devices Inc.*	1,692,440
84,370	Analog Devices Inc.	9,529,592
84,389	Applied Materials Inc.	4,740,974
50,002	Broadcom Inc.	14,564,083
3,292	Cree Inc.*	173,456
4,116	Entegris Inc.	246,466
2,389	First Solar Inc.*	111,375
236,266	Intel Corp.	14,868,219
4,783	KLA Corp.	841,617
4,400	Lam Research Corp.	1,204,148
20,302	Marvell Technology Group Ltd.	662,251
8,179	Maxim Integrated Products Inc.	471,765
7,115	Microchip Technology Inc.	683,182
33,751	Micron Technology Inc.*	1,617,010
1,669	MKS Instruments Inc.	176,297
1,278	Monolithic Power Systems Inc.	268,061
44,683	NVIDIA Corp.	15,863,359
12,474	ON Semiconductor Corp.*	205,696
3,549	Qorvo Inc.*	371,722
77,624	QUALCOMM Inc.	6,278,229
58,665	Skyworks Solutions Inc.	6,954,149
5,109	Teradyne Inc.	342,405
47,279	Texas Instruments Inc.	5,613,909
1,304	Universal Display Corp.	191,166
7,596	Xilinx Inc.	698,452

	Total Semiconductors & Semiconductor Equipment	88,370,023

Software - 8.1%
1,658	2U Inc.*	60,467
42,635	Adobe Inc.*	16,482,691
1,413	Alteryx Inc., Class A Shares*	203,387
2,596	Anaplan Inc.*	119,208
2,558	ANSYS Inc.*	723,914
2,086	Aspen Technology Inc.*	220,365
3,651	Atlassian Corp. PLC, Class A Shares*	676,530
6,713	Autodesk Inc.*	1,412,281
1,434	Avalara Inc.*	153,524
8,513	Cadence Design Systems Inc.*	777,152
3,741	CDK Global Inc.	147,059
1,082	Cerence Inc.*	32,363
2,890	Ceridian HCM Holding Inc.*	199,034

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 25.4% - (continued)
Software - 8.1% - (continued)
3,554	Citrix Systems Inc.	$526,418
1,917	Coupa Software Inc.*	436,137
4,745	DocuSign Inc., Class A Shares*	663,066
6,191	Dropbox Inc., Class A Shares*(a)	139,731
3,954	Dynatrace Inc.*(a)	152,110
1,647	Elastic NV*	141,510
868	Fair Isaac Corp.*	349,500
5,842	FireEye Inc.*	72,908
4,381	Fortinet Inc.*	609,835
2,531	Guidewire Software Inc.*	259,630
1,238	HubSpot Inc.*	247,526
16,742	Intuit Inc.	4,860,537
1,464	LogMeIn Inc.	124,294
1,939	Manhattan Associates Inc.*	171,408
2,058	Medallia Inc.*	58,200
283,520	Microsoft Corp.	51,955,040
1,533	New Relic Inc.*	101,408
17,143	NortonLifeLock Inc.	390,518
8,743	Nuance Communications Inc.*	200,040
57,361	Nutanix Inc., Class A Shares*	1,380,106
180,454	Oracle Corp.	9,703,012
1,212	PagerDuty Inc.*(a)	32,179
13,571	Palo Alto Networks Inc.*	3,192,849
1,506	Paycom Software Inc.*	447,628
1,055	Paylocity Holding Corp.*	137,155
1,169	Pegasystems Inc.	111,195
1,621	Pluralsight Inc., Class A Shares*(a)	33,765
1,703	Proofpoint Inc.*	198,008
3,180	PTC Inc.*	242,888
2,428	RealPage Inc.*	164,667
2,277	RingCentral Inc., Class A Shares*	624,467
73,819	salesforce.com Inc.*	12,902,823
18,631	ServiceNow Inc.*	7,227,524
2,552	Smartsheet Inc., Class A Shares*	147,148
1,293	SolarWinds Corp.*(a)	23,649
47,544	Splunk Inc.*	8,835,577
6,772	SS&C Technologies Holdings Inc.	392,065
4,561	Synopsys Inc.*	825,131
3,236	Teradata Corp.*	69,283
1,199	Trade Desk Inc. (The), Class A Shares*	373,560
1,173	Tyler Technologies Inc.*	440,239
19,121	VMware Inc., Class A Shares*	2,988,039
5,046	Workday Inc., Class A Shares*	925,588
3,381	Zendesk Inc.*	289,921
2,110	Zscaler Inc.*(a)	206,970

	Total Software	134,583,227

Technology Hardware, Storage & Peripherals - 3.5%
150,252	Apple Inc.	47,771,121
97,068	Dell Technologies Inc., Class C Shares*	4,818,455
40,012	Hewlett Packard Enterprise Co.	388,516
44,342	HP Inc.	671,338
3,670	NCR Corp.*	66,243
6,964	NetApp Inc.	310,177
6,763	Pure Storage Inc., Class A Shares*	119,096
88,569	Western Digital Corp.	3,929,807
5,287	Xerox Holdings Corp.	83,958

	Total Technology Hardware, Storage & Peripherals	58,158,711

	TOTAL INFORMATION TECHNOLOGY	420,029,869

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.3%
Chemicals - 2.1%
6,714	Air Products & Chemicals Inc.	$1,622,438
3,218	Albemarle Corp.(a)	246,241
1,745	Ashland Global Holdings Inc.	117,194
6,270	Axalta Coating Systems Ltd.*	144,900
1,624	Cabot Corp.	58,009
54,718	Celanese Corp., Class A Shares	4,919,695
6,671	CF Industries Holdings Inc.	195,927
4,838	Chemours Co. (The)	63,426
22,968	Corteva Inc.	627,256
22,942	Dow Inc.	885,561
160,967	DuPont de Nemours Inc.	8,165,856
4,183	Eastman Chemical Co.	284,779
22,592	Ecolab Inc.	4,802,607
6,634	Element Solutions Inc.*	72,244
3,957	FMC Corp.	389,408
6,600	Huntsman Corp.	119,790
3,267	International Flavors & Fragrances Inc.(a)	435,132
16,394	Linde PLC	3,317,162
8,143	LyondellBasell Industries NV, Class A Shares	519,198
10,590	Mosaic Co. (The)	128,033
206	NewMarket Corp.	89,843
4,688	Olin Corp.	56,397
7,223	PPG Industries Inc.	734,363
3,906	RPM International Inc.	292,091
1,186	Scotts Miracle-Gro Co. (The)	169,088
5,987	Sherwin-Williams Co. (The)	3,555,380
5,740	Valvoline Inc.	105,329
1,035	Westlake Chemical Corp.	49,370
33,846	WR Grace & Co.	1,766,761

	Total Chemicals	33,933,478

Construction Materials - 0.4%
1,210	Eagle Materials Inc.	80,780
1,910	Martin Marietta Materials Inc.	366,892
60,070	Vulcan Materials Co.	6,506,782

	Total Construction Materials	6,954,454

Containers & Packaging - 0.6%
1,958	AptarGroup Inc.	218,102
532	Ardagh Group SA, Class A Shares	6,405
2,549	Avery Dennison Corp.	282,098
9,883	Ball Corp.	704,263
71,213	Berry Global Group Inc.*	3,198,176
56,835	Crown Holdings Inc.*	3,718,714
8,841	Graphic Packaging Holding Co.	127,929
12,021	International Paper Co.	409,315
79,834	O-I Glass Inc.	611,528
2,863	Packaging Corp. of America	290,337
4,734	Sealed Air Corp.	151,961
2,255	Silgan Holdings Inc.	75,407
3,039	Sonoco Products Co.	157,451
7,785	WestRock Co.	218,447

	Total Containers & Packaging	10,170,133

Metals & Mining - 0.2%
5,294	Alcoa Corp.*	48,758
2,943	Arconic Corp.*	42,585
44,341	Freeport-McMoRan Inc.	402,173
24,931	Newmont Corp.	1,457,716
9,328	Nucor Corp.	394,201
1,991	Reliance Steel & Aluminum Co.	193,127
1,997	Royal Gold Inc.	266,000
2,392	Southern Copper Corp.	86,830

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.3% - (continued)
Metals & Mining - 0.2% - (continued)
6,297	Steel Dynamics Inc.	$167,248
4,896	United States Steel Corp.(a)	39,364

	Total Metals & Mining	3,098,002

Paper & Forest Products - 0.0%
1,672	Domtar Corp.	34,108

	TOTAL MATERIALS	54,190,175

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
3,696	Alexandria Real Estate Equities Inc.	568,149
4,180	American Campus Communities Inc.	135,014
7,861	American Homes 4 Rent, Class A Shares	198,412
13,406	American Tower Corp.	3,461,027
5,857	Americold Realty Trust	209,153
4,517	Apartment Investment & Management Co., Class A Shares	166,542
6,154	Apple Hospitality REIT Inc.	62,832
4,261	AvalonBay Communities Inc.	664,759
4,732	Boston Properties Inc.	406,857
4,963	Brandywine Realty Trust	47,893
9,261	Brixmor Property Group Inc.	103,353
1,594	Brookfield Property REIT Inc., Class A Shares(a)	16,562
2,855	Camden Property Trust	261,432
14,147	Colony Capital Inc.	28,435
3,316	Columbia Property Trust Inc.	42,213
1,145	CoreSite Realty Corp.	142,919
3,225	Corporate Office Properties Trust	80,528
4,399	Cousins Properties Inc.	136,897
47,797	Crown Castle International Corp.	8,228,732
5,873	CubeSmart	167,146
3,422	CyrusOne Inc.	254,391
7,953	Digital Realty Trust Inc.	1,141,733
5,071	Douglas Emmett Inc.	148,885
11,244	Duke Realty Corp.	387,693
4,296	Empire State Realty Trust Inc., Class A Shares	28,482
2,164	EPR Properties	68,318
7,834	Equinix Inc.	5,465,233
3,680	Equity Commonwealth	124,016
5,302	Equity LifeStyle Properties Inc.	330,315
118,631	Equity Residential	7,184,293
2,002	Essex Property Trust Inc.	486,026
3,843	Extra Space Storage Inc.	371,810
2,283	Federal Realty Investment Trust	182,435
6,290	Gaming and Leisure Properties Inc.	217,257
6,293	Healthcare Trust of America Inc., Class A Shares	166,576
15,424	Healthpeak Properties Inc.	380,047
3,096	Highwoods Properties Inc.	118,484
21,750	Host Hotels & Resorts Inc.	259,695
4,572	Hudson Pacific Properties Inc.	110,505
16,354	Invitation Homes Inc.	430,110
8,716	Iron Mountain Inc.	224,524
3,736	JBG SMITH Properties	111,071
3,178	Kilroy Realty Corp.	181,527
12,422	Kimco Realty Corp.	138,008
2,630	Lamar Advertising Co., Class A Shares	174,369
1,441	Life Storage Inc.	140,469
4,251	Macerich Co. (The)(a)	28,949
15,697	Medical Properties Trust Inc.	283,802
3,474	Mid-America Apartment Communities Inc.	404,235
5,229	National Retail Properties Inc.	164,138
6,756	Omega Healthcare Investors Inc.	210,382
4,270	Outfront Media Inc.	59,951

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 3.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 3.2% - (continued)
5,736	Paramount Group Inc.	$44,225
6,794	Park Hotels & Resorts Inc.	66,785
22,354	Prologis Inc.	2,045,391
42,588	Public Storage	8,634,291
3,943	Rayonier Inc.	93,646
9,977	Realty Income Corp.	551,828
5,087	Regency Centers Corp.	217,673
6,067	Retail Properties of America Inc., Class A Shares	32,883
3,413	SBA Communications Corp., Class A Shares	1,072,126
4,714	Service Properties Trust	31,820
9,412	Simon Property Group Inc.	543,072
4,094	SITE Centers Corp.	23,213
2,441	SL Green Realty Corp.	102,815
3,020	Spirit Realty Capital Inc.	85,859
6,651	STORE Capital Corp.	128,630
2,768	Sun Communities Inc.	379,742
1,712	Taubman Centers Inc.	70,774
8,875	UDR Inc.	328,198
11,397	Ventas Inc.	398,325
32,682	VEREIT Inc.	179,097
14,123	VICI Properties Inc.	277,093
5,287	Vornado Realty Trust	191,442
3,829	Weingarten Realty Investors	68,463
12,405	Welltower Inc.	628,561
22,795	Weyerhaeuser Co.	460,231
5,228	WP Carey Inc.	313,209

	Total Equity Real Estate Investment Trusts (REITs)	52,075,976

Real Estate Management & Development - 0.0%
10,242	CBRE Group Inc., Class A Shares*	450,443
1,168	Howard Hughes Corp. (The)*	59,159
1,570	Jones Lang LaSalle Inc.	160,768

	Total Real Estate Management & Development	670,370

	TOTAL REAL ESTATE	52,746,346

UTILITIES - 2.2%
Electric Utilities - 1.6%
7,353	Alliant Energy Corp.	362,944
15,071	American Electric Power Co., Inc.	1,284,803
1,630	Avangrid Inc.	72,502
22,230	Duke Energy Corp.	1,903,555
122,125	Edison International	7,096,684
6,084	Entergy Corp.	619,473
6,965	Evergy Inc.	429,671
9,853	Eversource Energy	824,696
29,570	Exelon Corp.	1,132,827
16,409	FirstEnergy Corp.	693,444
3,345	Hawaiian Electric Industries Inc.	131,994
1,537	IDACORP Inc.	143,294
14,905	NextEra Energy Inc.	3,809,122
109,248	NRG Energy Inc.	3,938,390
6,111	OGE Energy Corp.	191,397
16,218	PG&E Corp.*	192,345
3,430	Pinnacle West Capital Corp.	267,197
23,454	PPL Corp.	655,305
31,753	Southern Co. (The)	1,812,144
15,968	Xcel Energy Inc.	1,038,399

	Total Electric Utilities	26,600,186

Gas Utilities - 0.0%
3,684	Atmos Energy Corp.	378,641
2,437	National Fuel Gas Co.	102,281
6,375	UGI Corp.	202,980

	Total Gas Utilities	683,902

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 2.2% - (continued)
Independent Power & Renewable Electricity Producers - 0.0%
20,299		AES Corp. (The)	$253,534
12,961		Vistra Energy Corp.	264,923

		Total Independent Power & Renewable Electricity Producers	518,457

Multi-Utilities - 0.5%
7,496		Ameren Corp.	560,176
15,370		CenterPoint Energy Inc.	273,279
8,660		CMS Energy Corp.	507,303
10,125		Consolidated Edison Inc.	759,982
25,085		Dominion Energy Inc.	2,132,476
5,672		DTE Energy Co.	610,137
6,117		MDU Resources Group Inc.	133,106
11,406		NiSource Inc.	271,805
15,346		Public Service Enterprise Group Inc.	783,260
8,594		Sempra Energy	1,085,508
9,600		WEC Energy Group Inc.	880,608

		Total Multi-Utilities	7,997,640

Water Utilities - 0.1%
5,485		American Water Works Co., Inc.	696,595
6,602		Essential Utilities Inc.	288,904

		Total Water Utilities	985,499

		TOTAL UTILITIES	36,785,684

		TOTAL COMMON STOCKS (Cost - $1,041,867,947)	1,605,485,361

CLOSED END MUTUAL FUND SECURITY - 1.0%
FINANCIALS - 1.0%
Capital Markets - 1.0%
321,576		iShares Core S&P U.S. Value, Common Class Shares(a) (Cost - $18,278,348)	17,043,528

RIGHT - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
655		Liberty Media Corp.-Liberty SiriusXM* (Cost - $10)	7,120

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,060,146,305)	1,622,536,009

Face Amount†
SHORT-TERM INVESTMENTS (c) - 2.6%
MONEY MARKET FUND - 0.5%
$8,866,205		Invesco STIT - Government & Agency Portfolio, 0.118%, Institutional Class(d) (Cost - $8,866,205)	8,866,205

TIME DEPOSITS - 2.1%
14,511,349		Banco Santander SA - Frankfurt, 0.010% due 6/1/20	14,511,349
7,806,441		Barclays Bank PLC - London, 0.010% due 6/1/20	7,806,441
		BBH - Grand Cayman:
5,384		0.010% due 6/1/20	5,384
29,804	CAD	0.040% due 6/1/20	21,647
11,809,453		Citibank - New York, 0.010% due 6/1/20	11,809,453
496,264		JPMorgan Chase & Co. - New York, 0.010% due 6/1/20	496,264

		TOTAL TIME DEPOSITS (Cost - $34,650,538)	34,650,538

		TOTAL SHORT-TERM INVESTMENTS (Cost - $43,516,743)	43,516,743

		TOTAL INVESTMENTS - 100.5% (Cost - $1,103,663,048)	1,666,052,752

		Liabilities in Excess of Other Assets - (0.5)%	(8,969,698)

		TOTAL NET ASSETS - 100.0%	$1,657,083,054

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of May 31, 2020, total cost and total market value of affiliated securities amounted to $795,894 and $1,456,125, respectively.

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/Interest Income	Ending Value as of May 31, 2020
Morgan Stanley	$1,473,725	$—	$(128,015)	$65,781	$44,634	$35,567	$1,456,125

(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(d)	Represents investments of collateral received from securities lending transactions.

At May 31, 2020, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,103,663,048	$630,698,730	$(65,992,220)	$564,706,510

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	25.4%
Health Care	15.8
Consumer Discretionary	11.3
Financials	10.6
Communication Services	10.1
Industrials	8.7
Consumer Staples	5.1
Materials	3.3
Real Estate	3.2
Utilities	2.2
Energy	2.2
Short-Term Investments	2.1

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2020, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	89	6/20	$11,443,907	$13,536,900	$2,092,993
S&P MidCap 400 E-mini Index June Futures	6	6/20	833,567	1,057,380	223,813

					$2,316,806

At May 31, 2020, Large Cap Equity Fund had deposited cash of $1,169,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.7%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.2%
634	Anterix Inc.*	$33,982.00
595	ATN International Inc.	35,343
829	Bandwidth Inc., Class A Shares*(a)	91,895
1,779	Cincinnati Bell Inc.*	26,205
2,254	Cogent Communications Holdings Inc.	172,476
4,038	Consolidated Communications Holdings Inc.*	24,470
5,189	GCI Liberty Inc., Class A Shares*	359,027
693	IDT Corp., Class B Shares*	4,393
5,012	Iridium Communications Inc.*	115,276
1,271	Ooma Inc.*	15,938
3,059	ORBCOMM Inc.*	8,382
43,463	Vonage Holdings Corp.*	418,549

	Total Diversified Telecommunication Services	1,305,936

Entertainment - 0.8%
2,111	AMC Entertainment Holdings Inc., Class A Shares(a)	10,829
5,413	Cinemark Holdings Inc.	81,357
3,298	Eros International PLC*(a)	10,653
379	Gaia Inc., Class A Shares*	2,968
5,972	Glu Mobile Inc.*	59,601
2,644	IMAX Corp.*	33,341
367	Liberty Media Corp-Liberty Braves, Class A Shares*	8,291
1,859	Liberty Media Corp-Liberty Braves, Class C Shares*	40,805
1,216	Liberty Media Corp-Liberty Formula One, Class A Shares*(a)	41,125
10,493	Liberty Media Corp-Liberty Formula One, Class C Shares*	363,582
2,464	Lions Gate Entertainment Corp., Class A Shares*	19,638
6,129	Lions Gate Entertainment Corp., Class B Shares*	46,151
1,068	LiveXLive Media Inc.*	3,054
4,731	Madison Square Garden Co.*	807,251
963	Madison Square Garden Entertainment Corp.*	76,299
1,226	Marcus Corp. (The)	16,526
609	Reading International Inc., Class A Shares*	2,132
4,465	Roku Inc., Class A Shares*	488,962
14,196	World Wrestling Entertainment Inc., Class A Shares	656,849
210,766	Zynga Inc., Class A Shares*	1,928,509

	Total Entertainment	4,697,923

Interactive Media & Services - 0.2%
3,807	Cargurus Inc., Class A Shares*	98,906
3,633	Cars.com Inc.*	22,416
2,121	DHI Group Inc.*	5,663
2,226	Eventbrite Inc., Class A Shares*	19,188
485	EverQuote Inc., Class A Shares*	26,151
2,270	Liberty TripAdvisor Holdings Inc., Class A Shares*	5,391
2,635	Meet Group Inc. (The)*	16,284
2,210	QuinStreet Inc.*	22,410
118	Travelzoo*	722
5,588	TripAdvisor Inc.	107,737
6,296	TrueCar Inc.*	16,999
3,582	Yelp Inc., Class A Shares*	77,873
2,973	Zillow Group Inc., Class A Shares*	172,315
6,874	Zillow Group Inc., Class C Shares*(a)	398,623

	Total Interactive Media & Services	990,678

Media - 1.1%
2,170	AMC Networks Inc., Class A Shares*	61,346
421	Boston Omaha Corp., Class A Shares*	6,871
1,644	Cable One Inc.	3,102,047

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.4% - (continued)
Media - 1.1% - (continued)
722	Cardlytics Inc.*	$49,161
5,760	Central European Media Enterprises Ltd., Class A Shares*	23,040
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares*	1,391
2,045	comScore Inc.*	7,699
96,900	Criteo SA, ADR*	993,225
587	Cumulus Media Inc., Class A Shares*	3,035
62	Daily Journal Corp.*(a)	17,366
930	Emerald Holding Inc.	2,065
7,106	Entercom Communications Corp., Class A Shares	11,867
2,331	Entravision Communications Corp., Class A Shares	3,497
3,017	EW Scripps Co. (The), Class A Shares	26,157
2,051	Fluent Inc.*	4,092
7,491	Gannett Co., Inc.	9,813
4,655	Gray Television Inc.*	64,891
634	Hemisphere Media Group Inc., Class A Shares*	6,213
20,268	Interpublic Group of Cos., Inc. (The)	346,785
9,744	John Wiley & Sons Inc., Class A Shares	391,709
2,251	Lee Enterprises Inc.*	2,499
1,808	Liberty Latin America Ltd., Class A Shares*	18,026
6,342	Liberty Latin America Ltd., Class C Shares*	60,883
526	Loral Space & Communications Inc.	9,905
1,455	Marchex Inc., Class B Shares*	2,255
2,388	MDC Partners Inc., Class A Shares*	3,140
2,033	Meredith Corp.	30,373
2,237	MSG Networks Inc., Class A Shares*	27,694
2,565	National CineMedia Inc.	7,054
8,484	New York Times Co. (The), Class A Shares	332,827
20,253	News Corp., Class A Shares	248,099
6,317	News Corp., Class B Shares	77,446
2,369	Nexstar Media Group Inc., Class A Shares(a)	197,361
152	Saga Communications Inc., Class A Shares	4,039
1,571	Scholastic Corp.	46,187
3,178	Sinclair Broadcast Group Inc., Class A Shares(a)	59,397
1,347	TechTarget Inc.*	37,029
11,159	TEGNA Inc.	130,783
653	Tribune Publishing Co.	6,204
1,084	WideOpenWest Inc.*	7,057

	Total Media	6,440,528

Wireless Telecommunication Services - 0.1%
2,492	Boingo Wireless Inc.*	34,140
2,063	Gogo Inc.*(a)	4,291
2,439	Shenandoah Telecommunications Co.	128,316
703	Spok Holdings Inc.	7,220
5,160	Telephone & Data Systems Inc.	105,728
846	United States Cellular Corp.*	26,658

	Total Wireless Telecommunication Services	306,353

	TOTAL COMMUNICATION SERVICES	13,741,418

CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.3%
4,417	Adient PLC*	75,133
6,163	American Axle & Manufacturing Holdings Inc.*	43,819
10,897	BorgWarner Inc.	350,338
2,567	Cooper Tire & Rubber Co.	66,049
693	Cooper-Standard Holdings Inc.*	7,269
7,394	Dana Inc.	93,460
1,352	Dorman Products Inc.*	94,532
1,898	Fox Factory Holding Corp.*	136,865
13,368	Gentex Corp.	353,450
1,766	Gentherm Inc.*	71,876
11,842	Goodyear Tire & Rubber Co. (The)	90,118

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 6.6% - (continued)
Auto Components - 0.3% - (continued)
1,313	LCI Industries	$129,895
2,131	Modine Manufacturing Co.*	11,401
780	Motorcar Parts of America Inc.*	12,340
1,076	Standard Motor Products Inc.	45,784
1,385	Stoneridge Inc.*	28,503
2,063	Tenneco Inc., Class A Shares*	13,946
1,435	Visteon Corp.*	103,320

	Total Auto Components	1,728,098

Automobiles - 0.1%
8,165	Harley-Davidson Inc.	174,241
2,761	Thor Industries Inc.	237,998
1,559	Winnebago Industries Inc.	84,810

	Total Automobiles	497,049

Distributors - 0.1%
2,296	Core-Mark Holding Co., Inc.	64,242
701	Funko Inc., Class A Shares*	3,961
421	Greenlane Holdings Inc., Class A Shares*	1,448
2,015	Pool Corp.	542,075
241	Weyco Group Inc.	4,500

	Total Distributors	616,226

Diversified Consumer Services - 0.5%
2,816	Adtalem Global Education Inc.*	94,223
838	American Public Education Inc.*	26,338
3,027	Bright Horizons Family Solutions Inc.*	338,661
686	Carriage Services Inc., Class A Shares	12,842
6,147	Chegg Inc.*	375,459
334	Collectors Universe Inc.	7,428
4,448	frontdoor Inc.*	203,051
209	Graham Holdings Co., Class B Shares	74,870
2,492	Grand Canyon Education Inc.*	243,194
9,940	H&R Block Inc.	168,980
6,551	Houghton Mifflin Harcourt Co.*	10,023
2,019	K12 Inc.*	49,708
5,835	Laureate Education Inc., Class A Shares*	56,775
2,765	OneSpaWorld Holdings Ltd.	18,083
3,517	Perdoceo Education Corp.*	57,257
1,186	Regis Corp.*	12,477
886	Select Interior Concepts Inc., Class A Shares*	2,844
9,301	Service Corp. International	366,738
7,210	ServiceMaster Global Holdings Inc.*	237,209
1,115	Strategic Education Inc.	189,138
2,481	WW International Inc.*	59,296

	Total Diversified Consumer Services	2,604,594

Hotels, Restaurants & Leisure - 1.1%
13,194	Aramark	341,593
2,447	BBX Capital Corp., Class A Shares	4,380
43	Biglari Holdings Inc., Class B Shares*	2,618
1,147	BJ’s Restaurants Inc.	24,913
4,708	Bloomin’ Brands Inc.	53,718
271	Bluegreen Vacations Corp.	1,182
4,064	Boyd Gaming Corp.	86,888
1,973	Brinker International Inc.	51,989
30,404	Caesars Entertainment Corp.*	346,302
1,274	Carrols Restaurant Group Inc.*	5,465
1,025	Century Casinos Inc.*	5,607
2,187	Cheesecake Factory Inc. (The)	46,977
1,747	Choice Hotels International Inc.	141,210
1,807	Churchill Downs Inc.	239,735
1,132	Chuy’s Holdings Inc.*	18,101
1,280	Cracker Barrel Old Country Store Inc.	137,126

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 6.6% - (continued)
Hotels, Restaurants & Leisure - 1.1% - (continued)
1,890	Dave & Buster’s Entertainment Inc.	$24,929
1,108	Del Taco Restaurants Inc.*	6,759
3,438	Denny’s Corp.*	37,285
855	Dine Brands Global Inc.	38,808
2,141	Domino’s Pizza Inc.	826,083
2,117	Drive Shack Inc.*	3,768
4,276	Dunkin’ Brands Group Inc.	273,108
740	El Pollo Loco Holdings Inc.*	10,264
3,515	Eldorado Resorts Inc.*(a)	124,642
5,146	Everi Holdings Inc.*	31,957
9,808	Extended Stay America Inc.	112,792
893	Fiesta Restaurant Group Inc.*	7,349
660	Golden Entertainment Inc.*	8,049
4,433	Hilton Grand Vacations Inc.*	95,487
1,920	Hyatt Hotels Corp., Class A Shares(a)	105,773
463	Inspired Entertainment Inc.*	1,245
25,485	International Game Technology PLC	214,839
603	J Alexander’s Holdings Inc.*	2,557
1,235	Jack in the Box Inc.	82,770
892	Lindblad Expeditions Holdings Inc.*	7,002
2,162	Marriott Vacations Worldwide Corp.	194,212
697	Monarch Casino & Resort Inc.*	27,978
109	Nathan’s Famous Inc.	6,107
1,212	Noodles & Co., Class A Shares*	7,102
1,128	Papa John’s International Inc.	87,860
6,559	Penn National Gaming Inc.*	215,201
4,321	Planet Fitness Inc., Class A Shares*	279,266
1,121	PlayAGS Inc.*	5,840
807	Potbelly Corp.*	1,695
336	RCI Hospitality Holdings Inc.	4,869
287	Red Lion Hotels Corp.*	505
529	Red Robin Gourmet Burgers Inc.*	7,332
3,967	Red Rock Resorts Inc., Class A Shares	54,745
1,747	Ruth’s Hospitality Group Inc.	14,168
3,076	Scientific Games Corp., Class A Shares*	48,385
27,339	SeaWorld Entertainment Inc.*	493,742
1,478	Shake Shack Inc., Class A Shares*	82,103
4,051	Six Flags Entertainment Corp.	93,092
1,394	Target Hospitality Corp.*	3,318
3,472	Texas Roadhouse Inc., Class A Shares	180,023
787	Twin River Worldwide Holdings Inc.	16,456
2,094	Vail Resorts Inc.	415,303
9,835	Wendy’s Co. (The)	209,092
1,540	Wingstop Inc.	187,803
4,773	Wyndham Destinations Inc.	151,781
4,796	Wyndham Hotels & Resorts Inc.	220,280

	Total Hotels, Restaurants & Leisure	6,531,528

Household Durables - 1.5%
339	Bassett Furniture Industries Inc.	2,170
2,004	Beazer Homes USA Inc.*	19,679
438	Cavco Industries Inc.*	83,303
1,614	Century Communities Inc.*	47,678
1,529	Ethan Allen Interiors Inc.	17,278
295	Flexsteel Industries Inc.	2,929
7,058	GoPro Inc., Class A Shares*(a)	33,243
917	Green Brick Partners Inc.*	9,812
230	Hamilton Beach Brands Holding Co., Class A Shares	2,197
1,301	Helen of Troy Ltd.*	236,678
439	Hooker Furniture Corp.	7,156
1,148	Installed Building Products Inc.*	73,793

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 6.6% - (continued)
Household Durables - 1.5% - (continued)
1,409	iRobot Corp.*(a)	$103,871
38,411	KB Home	1,270,636
2,307	La-Z-Boy Inc.	59,336
284	Legacy Housing Corp.*	3,695
6,748	Leggett & Platt Inc.	206,421
1,040	LGI Homes Inc.*	86,757
440	Lifetime Brands Inc.	2,504
232	Lovesac Co. (The)*	4,248
1,472	M/I Homes Inc.*	49,283
2,491	MDC Holdings Inc.	84,669
1,930	Meritage Homes Corp.*	134,135
58,180	Newell Brands Inc.	765,067
168	NVR Inc.*	541,230
13,170	PulteGroup Inc.	447,385
766	Purple Innovation Inc., Class A Shares*	10,984
28,384	Skyline Champion Corp.*	705,059
4,248	Sonos Inc.*	46,133
6,631	Taylor Morrison Home Corp., Class A Shares*	128,177
12,613	Tempur Sealy International Inc.*	822,746
6,472	Toll Brothers Inc.	209,110
17,825	TopBuild Corp.*	2,044,349
7,030	TRI Pointe Group Inc.*	100,670
1,972	Tupperware Brands Corp.	6,370
701	Universal Electronics Inc.*	31,713
1,005	ZAGG Inc.*	3,000

	Total Household Durables	8,403,464

Internet & Direct Marketing Retail - 0.2%
1,322	1-800-Flowers.com Inc., Class A Shares*	29,269
317	Duluth Holdings Inc., Class B Shares*	1,439
6,157	Etsy Inc.*	498,594
24,344	Groupon Inc., Class A Shares*	31,039
4,796	Grubhub Inc.*(a)	272,125
409	Lands’ End Inc.*	2,569
584	Leaf Group Ltd.*	1,594
1,072	Liquidity Services Inc.*	6,121
1,274	Overstock.com Inc.*	23,403
1,017	PetMed Express Inc.(a)	36,714
4,105	Quotient Technology Inc.*	28,571
20,323	Qurate Retail Inc., Class A Shares*	167,360
2,703	RealReal Inc. (The)*	36,247
5,421	Rubicon Project Inc. (The)*	33,990
1,045	Shutterstock Inc.	39,626
862	Stamps.com Inc.*	170,805
2,122	Stitch Fix Inc., Class A Shares*(a)	49,061
2,179	Waitr Holdings Inc.*	5,382

	Total Internet & Direct Marketing Retail	1,433,909

Leisure Products - 0.4%
1,763	Acushnet Holdings Corp.	58,919
2,832	American Outdoor Brands Corp.*	33,474
19,500	BRP Inc.	675,285
4,225	Brunswick Corp.	232,417
4,672	Callaway Golf Co.	71,575
772	Clarus Corp.	8,106
544	Escalade Inc.	5,484
285	Johnson Outdoors Inc., Class A Shares	22,119
1,119	Malibu Boats Inc., Class A Shares*	52,738
338	Marine Products Corp.	3,802
766	MasterCraft Boat Holdings Inc.*	11,383
18,193	Mattel Inc.*	167,558
2,976	Polaris Inc.	259,924

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 6.6% - (continued)
Leisure Products - 0.4% - (continued)
873	Sturm Ruger & Co., Inc.	$54,423
2,996	Vista Outdoor Inc.*	29,091
27,548	YETI Holdings Inc.*	884,291

	Total Leisure Products	2,570,589

Multiline Retail - 0.1%
2,147	Big Lots Inc.	83,196
511	Dillard’s Inc., Class A Shares(a)	15,335
8,032	Kohl’s Corp.	154,375
15,732	Macy’s Inc.(a)	100,056
5,469	Nordstrom Inc.(a)	88,215
2,764	Ollie’s Bargain Outlet Holdings Inc.*	252,768

	Total Multiline Retail	693,945

Specialty Retail - 1.6%
3,596	Aaron’s Inc.	132,728
3,257	Abercrombie & Fitch Co., Class A Shares	37,846
8,163	American Eagle Outfitters Inc.	74,773
360	America’s Car-Mart Inc.*	28,645
985	Asbury Automotive Group Inc.*	71,196
306	Ascena Retail Group Inc.*(a)	511
1,759	At Home Group Inc.*(a)	8,338
2,728	AutoNation Inc.*	107,701
1,375	Barnes & Noble Education Inc.*	2,131
6,231	Bed Bath & Beyond Inc.(a)	45,299
1,549	Boot Barn Holdings Inc.*	33,273
1,495	Buckle Inc. (The)	21,050
3,433	Burlington Stores Inc.*	719,797
2,514	Caleres Inc.	18,025
1,821	Camping World Holdings Inc., Class A Shares(a)	38,569
19,129	CarMax Inc.*	1,684,308
2,589	Carvana Co., Class A Shares*(a)	240,725
1,221	Cato Corp. (The), Class A Shares	11,844
42,958	Chico’s FAS Inc.	57,993
8,489	Children’s Place Inc. (The)(a)	353,482
480	Citi Trends Inc.	7,795
814	Conn’s Inc.*	5,877
550	Container Store Group Inc. (The)*	1,567
36,020	Designer Brands Inc., Class A Shares(a)	220,803
3,202	Dick’s Sporting Goods Inc.	115,464
25,686	Express Inc.*(a)	50,345
13,061	Five Below Inc.*	1,366,834
3,579	Floor & Decor Holdings Inc., Class A Shares*(a)	186,108
5,547	Foot Locker Inc.	153,652
3,588	GameStop Corp., Class A Shares*(a)	14,567
642	Genesco Inc.*	11,871
2,827	GNC Holdings Inc., Class A Shares*	2,133
904	Group 1 Automotive Inc.	56,898
2,360	Guess? Inc.	22,585
714	Haverty Furniture Cos., Inc.	12,352
705	Hibbett Sports Inc.*	13,621
1,389	Hudson Ltd., Class A Shares*	7,001
421	J. Jill Inc.*(a)	258
12,047	L Brands Inc.	195,041
1,189	Lithia Motors Inc., Class A Shares	143,382
1,030	Lumber Liquidators Holdings Inc.*	10,238
1,240	MarineMax Inc.*	23,597
3,529	Michaels Cos., Inc. (The)*(a)	13,622
20,201	Monro Inc.	1,113,075
1,520	Murphy USA Inc.*(a)	176,472
4,193	National Vision Holdings Inc.*	112,289
194,377	Office Depot Inc.	480,111

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 6.6% - (continued)
Specialty Retail - 1.6% - (continued)
1,960	Party City Holdco Inc.*(a)	$2,528
1,703	Penske Automotive Group Inc.	60,899
2,490	Rent-A-Center Inc.	63,395
886	RH*(a)	192,165
18,497	RTW RetailWinds Inc.*	8,325
6,123	Sally Beauty Holdings Inc.*	79,844
395	Shoe Carnival Inc.	10,266
2,657	Signet Jewelers Ltd.	28,031
1,403	Sleep Number Corp.*	43,732
1,370	Sonic Automotive Inc., Class A Shares	36,004
2,712	Sportsman’s Warehouse Holdings Inc.*	30,293
1,797	Tailored Brands Inc.(a)	2,318
777	Tilly’s Inc., Class A Shares	3,978
3,503	Urban Outfitters Inc.*	59,341
4,061	Williams-Sonoma Inc.	337,916
145	Winmark Corp.	20,861
1,045	Zumiez Inc.*	25,467

	Total Specialty Retail	9,211,155

Textiles, Apparel & Luxury Goods - 0.7%
7,364	Capri Holdings Ltd.*	110,755
17,195	Carter’s Inc.	1,477,222
1,575	Columbia Sportswear Co.	115,070
3,685	Crocs Inc.*	105,575
481	Culp Inc.	3,709
1,463	Deckers Outdoor Corp.*	267,041
266	Delta Apparel Inc.*	3,274
1,985	Fossil Group Inc.*	6,054
2,627	G-III Apparel Group Ltd.*	27,137
18,933	Hanesbrands Inc.	186,679
2,234	Kontoor Brands Inc.	32,661
703	Movado Group Inc.	7,382
911	Oxford Industries Inc.	38,827
2,495	Ralph Lauren Corp., Class A Shares	188,397
212	Rocky Brands Inc.	4,397
6,812	Skechers U.S.A. Inc., Class A Shares*	213,352
4,700	Steven Madden Ltd.	110,544
332	Superior Group of Cos., Inc.	3,323
507	Unifi Inc.*	6,961
769	Vera Bradley Inc.*	4,037
43,707	Wolverine World Wide Inc.	915,225

	Total Textiles, Apparel & Luxury Goods	3,827,622

	TOTAL CONSUMER DISCRETIONARY	38,118,179

CONSUMER STAPLES - 3.4%
Beverages - 0.6%
432	Boston Beer Co., Inc. (The), Class A Shares*	243,963
1,843	Celsius Holdings Inc.*(a)	17,085
235	Coca-Cola Consolidated Inc.	57,206
473	Craft Brew Alliance Inc.*	7,147
14,302	Diageo PLC, ADR(a)	2,011,004
716	MGP Ingredients Inc.	26,857
677	National Beverage Corp.*(a)	38,576
3,000	New Age Beverages Corp.*(a)	4,530
39,593	Pernod Ricard SA, ADR(a)	1,240,449

	Total Beverages	3,646,817

Food & Staples Retailing - 0.4%
1,628	Andersons Inc. (The)	21,099
5,811	BJ’s Wholesale Club Holdings Inc.*	209,196
1,930	Casey’s General Stores Inc.	308,279
1,490	Chefs’ Warehouse Inc. (The)*	22,052
26,969	Grocery Outlet Holding Corp.*	992,729

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 3.4% - (continued)
Food & Staples Retailing - 0.4% - (continued)
1,145	HF Foods Group Inc.*(a)	$8,198
768	Ingles Markets Inc., Class A Shares	32,725
321	Natural Grocers by Vitamin Cottage Inc.	4,622
6,717	Performance Food Group Co.*	179,008
1,155	PriceSmart Inc.	62,809
2,848	Rite Aid Corp.*	37,394
1,782	SpartanNash Co.	38,153
6,002	Sprouts Farmers Market Inc.*	150,830
2,763	United Natural Foods Inc.*	54,155
11,495	US Foods Holding Corp.*	220,014
361	Village Super Market Inc., Class A Shares	8,639
584	Weis Markets Inc.	32,546

	Total Food & Staples Retailing	2,382,448

Food Products - 1.7%
325	Alico Inc.	10,429
3,188	B&G Foods Inc.(a)	74,025
2,453	Beyond Meat Inc.*	314,695
71	Bridgford Foods Corp.*	1,119
7,374	Bunge Ltd.	287,734
6,569	Calavo Growers Inc.	384,352
32,237	Cal-Maine Foods Inc.*	1,436,481
8,620	Darling Ingredients Inc.*	200,932
410	Farmer Brothers Co.*	3,161
10,276	Flowers Foods Inc.	242,411
1,527	Fresh Del Monte Produce Inc.	38,007
1,749	Freshpet Inc.*	134,988
34,618	Hain Celestial Group Inc. (The)*	1,089,775
6,108	Hostess Brands Inc., Class A Shares*	73,754
3,517	Ingredion Inc.	296,237
819	J&J Snack Foods Corp.	105,348
455	John B Sanfilippo & Son Inc.	39,558
7,658	Lamb Weston Holdings Inc.	459,939
985	Lancaster Colony Corp.	151,158
1,096	Landec Corp.*	11,694
624	Limoneira Co.	8,337
2,682	Pilgrim’s Pride Corp.*	55,437
3,496	Post Holdings Inc.*	304,362
19,488	Sanderson Farms Inc.	2,572,806
14	Seaboard Corp.(a)	41,160
375	Seneca Foods Corp., Class A Shares*	13,676
4,119	Simply Good Foods Co. (The)*	70,147
910	Tootsie Roll Industries Inc.	32,414
28,147	TreeHouse Foods Inc.*	1,483,628

	Total Food Products	9,937,764

Household Products - 0.3%
2,713	Central Garden & Pet Co., Class A Shares*	93,941
3,321	Energizer Holdings Inc.	145,725
38,953	Henkel AG & Co. KGaA, ADR*	786,656
209	Oil-Dri Corp. of America	7,405
2,405	Reynolds Consumer Products Inc.(a)	80,303
2,310	Spectrum Brands Holdings Inc.	109,309
723	WD-40 Co.	138,708

	Total Household Products	1,362,047

Personal Products - 0.4%
2,007	BellRing Brands Inc., Class A Shares*	40,301
2,721	Edgewell Personal Care Co.*	82,773
1,096	elf Beauty Inc.*	18,785
26,293	Herbalife Nutrition Ltd.*	1,152,685
897	Inter Parfums Inc.	41,630
585	Lifevantage Corp.*	8,956

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 3.4% - (continued)
Personal Products - 0.4% - (continued)
562	Medifast Inc.(a)	$57,515
462	Nature’s Sunshine Products Inc.*	4,481
14,388	Nu Skin Enterprises Inc., Class A Shares	534,946
325	Revlon Inc., Class A Shares*(a)	3,328
648	USANA Health Sciences Inc.*	54,899
305	Youngevity International Inc.*	512

	Total Personal Products	2,000,811

Tobacco - 0.0%
3,975	22nd Century Group Inc.*	3,293
288	Pyxus International Inc.*(a)	809
322	Turning Point Brands Inc.	7,725
1,240	Universal Corp.	54,634
5,529	Vector Group Ltd.	63,196

	Total Tobacco	129,657

	TOTAL CONSUMER STAPLES	19,459,544

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
4,436	Apergy Corp.*	40,235
7,139	Archrock Inc.	45,333
2,683	Cactus Inc., Class A Shares	51,192
1,150	Covia Holdings Corp.*	577
854	DMC Global Inc.	24,382
9,994	Dril-Quip Inc.*	303,718
852	Era Group Inc.*	4,268
1,217	Exterran Corp.*	7,813
40,641	Forum Energy Technologies Inc.*	11,786
5,703	Frank’s International NV*	12,832
547	Geospace Technologies Corp.*	4,310
6,067	Helix Energy Solutions Group Inc.*	20,385
5,465	Helmerich & Payne Inc.	110,010
82	Independence Contract Drilling Inc.*	506
9,700	ION Geophysical Corp.*	22,892
797	KLX Energy Services Holdings Inc.*(a)	1,180
3,510	Liberty Oilfield Services Inc., Class A Shares	18,076
496	Mammoth Energy Services Inc.*	625
1,065	Matrix Service Co.*	11,736
246	Nabors Industries Ltd.(a)	9,117
984	National Energy Services Reunited Corp.*	5,589
415	Natural Gas Services Group Inc.*	2,598
258	NCS Multistage Holdings Inc.*	134
2,821	Newpark Resources Inc.*	5,698
69,810	NexTier Oilfield Solutions Inc.*	202,449
648	Nine Energy Service Inc.*(a)	1,315
9,245	Noble Corp. PLC*	1,202
31,036	Oceaneering International Inc.*	199,251
16,219	Oil States International Inc.*	68,769
1,234	Pacific Drilling SA*	502
31,122	Patterson-UTI Energy Inc.	114,840
4,718	ProPetro Holding Corp.*	23,354
429	RigNet Inc.*	421
57,991	RPC Inc.*	184,411
894	SEACOR Holdings Inc.*	23,959
894	SEACOR Marine Holdings Inc.*	1,386
2,430	Seadrill Ltd.*(a)	1,142
2,438	Select Energy Services Inc., Class A Shares*	14,482
1,101	Smart Sand Inc.*	1,167
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	9,300
5,250	Superior Energy Services Inc.*(a)	5,167
52,751	TETRA Technologies Inc.*	17,408
1,554	Tidewater Inc.*	7,413

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 0.9% - (continued)
Energy Equipment & Services - 0.3% - (continued)
32,510	Transocean Ltd.*(a)	$43,238
3,056	US Silica Holdings Inc.	9,015
818	US Well Services Inc.*	386

	Total Energy Equipment & Services	1,645,569

Oil, Gas & Consumable Fuels - 0.6%
6,058	Abraxas Petroleum Corp.*	1,177
2,107	Altus Midstream Co., Class A Shares*	1,454
530	Amplify Energy Corp.	583
13,500	Antero Midstream Corp.	64,530
14,264	Antero Resources Corp.*(a)	42,649
895	Arch Resources Inc.	29,499
1,299	Ardmore Shipping Corp.	7,586
4,260	Berry Corp.	18,062
1,131	Bonanza Creek Energy Inc.*	19,114
1,587	Brigham Minerals Inc., Class A Shares	21,028
1,997	California Resources Corp.*(a)	2,656
15,627	Callon Petroleum Co.*	10,450
8,328	Centennial Resource Development Inc., Class A Shares*	8,411
1,290	Chaparral Energy Inc., Class A Shares*	643
360	Chesapeake Energy Corp.*(a)	4,684
5,272	Cimarex Energy Co.	138,548
8,189	Clean Energy Fuels Corp.*	17,115
9,552	CNX Resources Corp.*	97,335
715	Comstock Resources Inc.*	3,832
1,079	CONSOL Energy Inc.*	7,348
1,608	CVR Energy Inc.	32,803
3,809	Delek US Holdings Inc.	74,923
18,684	Denbury Resources Inc.*	3,980
5,873	DHT Holdings Inc.	34,886
1,459	Diamond S Shipping Inc.*	15,976
1,083	Dorian LPG Ltd.*	8,902
660	Earthstone Energy Inc., Class A Shares*	1,967
3,416	Energy Fuels Inc.*(a)	5,876
13,010	EQT Corp.	173,553
10,605	Equitrans Midstream Corp.	85,794
969	Evolution Petroleum Corp.	2,364
3,386	Extraction Oil & Gas Inc.*	982
1,579	Falcon Minerals Corp.	3,932
73	FTS International Inc.*(a)	448
1,332	GasLog Ltd.	4,569
5,145	Golar LNG Ltd.	40,800
224	Goodrich Petroleum Corp.*	1,801
1,458	Green Plains Inc.*	12,466
6,752	Gulfport Energy Corp.*	10,196
658	Hallador Energy Co.	463
4,080	HighPoint Resources Corp.*	979
7,831	HollyFrontier Corp.	246,285
1,318	International Seaways Inc.	29,892
22,339	Kosmos Energy Ltd.	40,657
7,540	Laredo Petroleum Inc.*	6,398
5,916	Magnolia Oil & Gas Corp., Class A Shares*	32,834
6,980	Matador Resources Co.*	54,723
917	Montage Resources Corp.*	5,612
7,833	Murphy Oil Corp.	93,604
175	NACCO Industries Inc., Class A Shares	4,599
636	NextDecade Corp.*	960
27,242	Noble Energy Inc.	237,823
7,882	Nordic American Tankers Ltd.(a)	36,021
11,553	Northern Oil and Gas Inc.*	9,003
11,168	Oasis Petroleum Inc.*	5,144

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 0.9% - (continued)
Oil, Gas & Consumable Fuels - 0.6% - (continued)
3,617	Overseas Shipholding Group Inc., Class A Shares*	$7,994
616	Panhandle Oil and Gas Inc., Class A Shares	2,575
1,976	Par Pacific Holdings Inc.*	18,357
15,441	Parsley Energy Inc., Class A Shares	141,131
6,247	PBF Energy Inc., Class A Shares	66,343
5,509	PDC Energy Inc.*	67,100
3,508	Peabody Energy Corp.	11,050
589	Penn Virginia Corp.*	5,171
28	PrimeEnergy Resources Corp.*	2,127
89,769	QEP Resources Inc.	76,627
61,080	Range Resources Corp.(a)	365,869
1,956	Renewable Energy Group Inc.*	55,648
334	REX American Resources Corp.*	19,589
2,143	Ring Energy Inc.*	2,550
1,143	SandRidge Energy Inc.*	1,806
2,286	Scorpio Tankers Inc.(a)	40,554
4,447	SFL Corp., Ltd.	44,114
220	SilverBow Resources Inc.*	832
6,983	SM Energy Co.	24,580
28,262	Southwestern Energy Co.*(a)	85,069
1,262	Talos Energy Inc.*	15,333
12,074	Targa Resources Corp.(a)	216,004
2,597	Teekay Corp.*	7,609
1,351	Teekay Tankers Ltd., Class A Shares*	23,480
3,162	Tellurian Inc.*(a)	3,162
5,949	Uranium Energy Corp.*	6,246
3,477	W&T Offshore Inc.*	9,075
3,776	Whiting Petroleum Corp.*(a)	2,643
3,234	World Fuel Services Corp.	82,402
22,468	WPX Energy Inc.*	127,394

	Total Oil, Gas & Consumable Fuels	3,350,353

	TOTAL ENERGY	4,995,922

FINANCIALS - 13.3%
Banks - 4.0%
350	1st Constitution Bancorp	4,494
963	1st Source Corp.	33,310
494	ACNB Corp.	12,271
950	Allegiance Bancshares Inc.	24,330
634	Amalgamated Bank, Class A Shares	7,120
1,137	Amerant Bancorp Inc., Class A Shares*	14,826
732	American National Bankshares Inc.	18,198
3,182	Ameris Bancorp	77,100
548	Ames National Corp.	11,015
755	Arrow Financial Corp.	22,084
8,274	Associated Banc-Corp.	115,919
1,396	Atlantic Capital Bancshares Inc.*	15,914
4,174	Atlantic Union Bankshares Corp.	96,628
2,690	Banc of California Inc.	29,455
1,037	BancFirst Corp.	39,530
2,363	Bancorp Inc. (The)*	20,794
5,258	BancorpSouth Bank	116,885
331	Bank First Corp.	20,638
1,542	Bank of Commerce Holdings	11,765
2,187	Bank of Hawaii Corp.	140,690
842	Bank of Marin Bancorp	28,333
2,905	Bank of NT Butterfield & Son Ltd. (The)	70,969
221	Bank of Princeton (The)	4,564
6,472	Bank OZK	145,555
201	Bank7 Corp.	2,050
701	BankFinancial Corp.	6,365

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.0% - (continued)
77,143	BankUnited Inc.	$1,425,603
317	Bankwell Financial Group Inc.	4,641
8,019	Banner Corp.	301,194
911	Bar Harbor Bankshares	17,965
434	Baycom Corp.*	5,720
686	BCB Bancorp Inc.	6,579
23,194	Berkshire Hills Bancorp Inc.	250,959
1,666	BOK Financial Corp.	84,866
3,124	Boston Private Financial Holdings Inc.	21,462
1,088	Bridge Bancorp Inc.	23,174
2,704	Brookline Bancorp Inc.	25,147
1,298	Bryn Mawr Bank Corp.	36,045
517	Business First Bancshares Inc.	7,491
1,020	Byline Bancorp Inc.	12,393
237	C&F Financial Corp.	8,541
4,400	Cadence BanCorp, Class A Shares	35,508
309	Cambridge Bancorp	17,922
973	Camden National Corp.	32,634
297	Capital Bancorp Inc.*	3,380
1,020	Capital City Bank Group Inc.	20,757
637	Capstar Financial Holdings Inc.	7,338
946	Carter Bank & Trust	6,679
4,145	Cathay General Bancorp	112,703
1,153	CBTX Inc.	23,544
6,642	CenterState Bank Corp.	104,944
1,053	Central Pacific Financial Corp.	16,964
932	Central Valley Community Bancorp	14,036
124	Century Bancorp Inc., Class A Shares	9,350
124	Chemung Financial Corp.	3,140
4,805	CIT Group Inc.	87,163
722	Citizens & Northern Corp.	13,848
551	City Holding Co.	34,658
1,009	Civista Bancshares Inc.	15,377
776	CNB Financial Corp.	13,751
355	Coastal Financial Corp.*	4,509
632	Codorus Valley Bancorp Inc.	8,374
315	Colony Bankcorp Inc.	4,007
2,619	Columbia Banking System Inc.	63,799
17,000	Comerica Inc.	617,950
5,239	Commerce Bancshares Inc.	333,881
2,434	Community Bank System Inc.	144,628
856	Community Bankers Trust Corp.	4,819
155	Community Financial Corp. (The)	3,674
925	Community Trust Bancorp Inc.	30,377
1,865	ConnectOne Bancorp Inc.	27,341
2,532	CrossFirst Bankshares Inc.*	24,636
5,283	Cullen/Frost Bankers Inc.(a)	401,350
1,036	Customers Bancorp Inc.*	11,489
6,637	CVB Financial Corp.	129,488
1,568	Dime Community Bancshares Inc.	22,626
1,184	Eagle Bancorp Inc.	38,314
7,498	East West Bancorp Inc.	262,055
544	Enterprise Bancorp Inc.	12,534
1,468	Enterprise Financial Services Corp.	43,115
998	Equity Bancshares Inc., Class A Shares*	16,277
279	Esquire Financial Holdings Inc.*	4,779
187	Evans Bancorp Inc.	4,570
473	Farmers & Merchants Bancorp Inc.	10,278
1,758	Farmers National Banc Corp.	20,656
967	FB Financial Corp.	22,831

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.0% - (continued)
112	Fidelity D&D Bancorp Inc.	$4,255
1,133	Financial Institutions Inc.	20,043
12,938	First Bancorp	106,482
354	First Bancorp Inc. (The)	7,296
1,080	First Bancshares Inc. (The)	22,885
727	First Bank	5,431
3,031	First Busey Corp.	54,285
370	First Business Financial Services Inc.	6,123
136	First Capital Inc.(a)	8,357
408	First Choice Bancorp	5,732
372	First Citizens BancShares Inc., Class A Shares	143,220
3,394	First Commonwealth Financial Corp.	27,763
1,018	First Community Bancshares Inc.	21,755
39,932	First Financial Bancorp	530,696
6,706	First Financial Bankshares Inc.	205,472
743	First Financial Corp.	26,079
226	First Financial Northwest Inc.	2,208
2,525	First Foundation Inc.	37,623
211	First Guaranty Bancshares Inc.	2,511
7,255	First Hawaiian Inc.	125,149
16,650	First Horizon National Corp.	155,677
341	First Internet Bancorp	5,483
2,173	First Interstate BancSystem Inc., Class A Shares	67,906
2,996	First Merchants Corp.	84,068
1,070	First Mid Bancshares Inc.	27,232
5,533	First Midwest Bancorp Inc.	72,206
347	First Northwest Bancorp	4,705
1,671	First of Long Island Corp. (The)	25,516
1,650	Flushing Financial Corp.	18,711
18,418	FNB Corp.	136,477
712	FNCB Bancorp Inc.	3,959
495	Franklin Financial Network Inc.	12,207
188	Franklin Financial Services Corp.	4,700
42,338	Fulton Financial Corp.	474,609
502	FVCBankcorp Inc.*	5,587
1,487	German American Bancorp Inc.	46,067
4,482	Glacier Bancorp Inc.	184,614
759	Great Southern Bancorp Inc.	30,785
1,997	Great Western Bancorp Inc.	28,437
383	Guaranty Bancshares Inc.	9,736
4,498	Hancock Whitney Corp.	97,247
1,156	Hanmi Financial Corp.	10,439
1,224	HarborOne Bancorp Inc.*	9,755
235	Hawthorn Bancshares Inc.	4,629
695	HBT Financial Inc.	8,840
1,903	Heartland Financial USA Inc.	60,915
3,874	Heritage Commerce Corp.	31,496
1,249	Heritage Financial Corp.	23,731
3,561	Hilltop Holdings Inc.	66,555
8,281	Home BancShares Inc.	119,826
625	HomeTrust Bancshares Inc.	9,637
4,262	Hope Bancorp Inc.	40,468
1,652	Horizon Bancorp Inc.	16,950
590	Howard Bancorp Inc.*	6,083
2,690	IBERIABANK Corp.	114,083
2,876	Independent Bank Corp.	133,460
1,879	Independent Bank Group Inc.	71,177
3,064	International Bancshares Corp.	94,310
334	Investar Holding Corp.	4,359
11,502	Investors Bancorp Inc.	99,837

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.0% - (continued)
3,154	Lakeland Bancorp Inc.	$35,009
1,307	Lakeland Financial Corp.	55,796
530	LCNB Corp.	7,881
228	Level One Bancorp Inc.	4,289
1,574	Live Oak Bancshares Inc.	21,312
2,001	Macatawa Bank Corp.	14,787
392	Mackinac Financial Corp.	4,120
314	MainStreet Bancshares Inc.*	4,167
572	Malvern Bancorp Inc.*	6,795
1,126	Mercantile Bank Corp.	25,830
937	Metrocity Bankshares Inc.	10,832
442	Metropolitan Bank Holding Corp.*	12,376
367	Mid Penn Bancorp Inc.	6,848
1,060	Midland States Bancorp Inc.	15,868
770	MidWestOne Financial Group Inc.	14,776
362	MVB Financial Corp.	5,140
40,173	National Bank Holdings Corp., Class A Shares	1,056,550
376	National Bankshares Inc.	11,581
2,217	NBT Bancorp Inc.	69,436
519	Nicolet Bankshares Inc.*	29,017
318	Northeast Bank	5,457
262	Northrim BanCorp Inc.	6,044
377	Norwood Financial Corp.	9,233
304	Oak Valley Bancorp	4,183
3,538	OceanFirst Financial Corp.	59,085
1,804	OFG Bancorp	21,919
134	Ohio Valley Banc Corp.	3,357
7,100	Old National Bancorp	96,489
1,120	Old Second Bancorp Inc.	8,624
52,420	Opus Bank	1,021,666
1,295	Origin Bancorp Inc.	27,014
454	Orrstown Financial Services Inc.	6,120
950	Pacific Mercantile Bancorp*	3,610
3,020	Pacific Premier Bancorp Inc.	65,292
28,705	PacWest Bancorp	496,884
694	Park National Corp.	51,960
491	Parke Bancorp Inc.	6,835
473	PCB Bancorp	4,266
1,042	Peapack Gladstone Financial Corp.	19,621
484	Penns Woods Bancorp Inc.	10,387
1,252	Peoples Bancorp Inc.	28,132
165	Peoples Bancorp of North Carolina Inc.	2,887
428	Peoples Financial Services Corp.	14,145
22,866	People’s United Financial Inc.	261,816
985	People’s Utah Bancorp	24,398
3,904	Pinnacle Financial Partners Inc.	155,574
4,967	Popular Inc.	196,147
797	Preferred Bank	29,943
854	Premier Financial Bancorp Inc.	11,324
4,706	Prosperity Bancshares Inc.	307,725
892	QCR Holdings Inc.	27,090
711	RBB Bancorp	9,122
322	Red River Bancshares Inc.	12,961
417	Reliant Bancorp Inc.	5,838
3,367	Renasant Corp.	81,212
549	Republic Bancorp Inc., Class A Shares	17,595
1,597	Republic First Bancorp Inc.*	3,785
617	Richmond Mutual Bancorporation Inc.*	6,861
1,889	S&T Bancorp Inc.	42,011
2,256	Sandy Spring Bancorp Inc.	54,708

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.0% - (continued)
331	SB One Bancorp	$5,624
2,622	Seacoast Banking Corp. of Florida*	57,029
823	Select Bancorp Inc.*	6,173
2,699	ServisFirst Bancshares Inc.	94,141
449	Shore Bancshares Inc.	4,490
1,110	Sierra Bancorp	20,912
12,726	Signature Bank	1,309,633
4,739	Simmons First National Corp., Class A Shares	81,274
947	SmartFinancial Inc.	14,584
781	South Plains Financial Inc.	10,309
1,743	South State Corp.	91,630
585	Southern First Bancshares Inc.*	17,000
1,730	Southern National Bancorp of Virginia Inc.	17,404
1,594	Southside Bancshares Inc.	44,951
505	Spirit of Texas Bancshares Inc.*	6,080
10,730	Sterling Bancorp	131,979
1,174	Stock Yards Bancorp Inc.	39,951
722	Summit Financial Group Inc.	12,130
7,501	Synovus Financial Corp.	143,944
62,655	TCF Financial Corp.	1,811,983
35,221	Texas Capital Bancshares Inc.*	942,514
828	Tompkins Financial Corp.	53,282
12,981	Towne Bank	244,822
1,249	TriCo Bancshares	35,434
1,387	TriState Capital Holdings Inc.*	20,736
1,150	Triumph Bancorp Inc.*	28,233
3,198	Trustmark Corp.	76,080
5,659	UMB Financial Corp.	290,194
56,997	Umpqua Holdings Corp.	649,196
117	Union Bankshares Inc.	2,293
6,407	United Bankshares Inc.	186,316
3,085	United Community Banks Inc.	60,312
508	United Security Bancshares	3,114
281	Unity Bancorp Inc.	4,021
1,763	Univest Financial Corp.	28,984
106,901	Valley National Bancorp	853,070
2,500	Veritex Holdings Inc.	43,800
899	Washington Trust Bancorp Inc.	28,741
4,698	Webster Financial Corp.	132,953
3,525	WesBanco Inc.	75,505
1,053	West Bancorporation Inc.	18,575
1,322	Westamerica Bancorporation	77,972
5,005	Western Alliance Bancorp	190,941
3,196	Wintrust Financial Corp.	135,383
8,373	Zions Bancorp NA	275,514

	Total Banks	22,963,415

Capital Markets - 3.3%
2,501	Affiliated Managers Group Inc.	166,617
3,735	Ares Management Corp., Class A Shares	141,034
2,469	Artisan Partners Asset Management Inc., Class A Shares	71,527
577	Assetmark Financial Holdings Inc.*	15,406
56	Associated Capital Group Inc., Class A Shares	2,301
1,114	B. Riley Financial Inc.	21,422
15,151	BGC Partners Inc., Class A Shares	39,014
2,610	Blucora Inc.*	31,712
4,032	Brightsphere Investment Group Inc.	33,667
825	Calamos Asset Management Inc.*#(b)	–
61,561	Charles Schwab Corp. (The)	2,210,656
23,471	Cohen & Steers Inc.	1,491,582
1,702	Cowen Inc., Class A Shares	22,245

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Capital Markets - 3.3% - (continued)
130	Diamond Hill Investment Group Inc.	$13,645
1,232	Donnelley Financial Solutions Inc.*	10,041
5,488	Eaton Vance Corp.	197,842
2,103	Evercore Inc., Class A Shares	115,896
1,952	FactSet Research Systems Inc.	600,260
5,180	Federated Hermes Inc., Class B Shares	114,685
1,674	Focus Financial Partners Inc., Class A Shares*	46,604
1,172	GAIN Capital Holdings Inc.	7,360
205	GAMCO Investors Inc., Class A Shares	2,649
659	Greenhill & Co., Inc.	6,570
10,723	Hamilton Lane Inc., Class A Shares	784,602
2,165	Houlihan Lokey Inc., Class A Shares	130,939
820	INTL. FCStone Inc.*	41,828
8,187	Janus Henderson Group PLC	176,512
5,450	Lazard Ltd., Class A Shares	146,387
4,510	Legg Mason Inc.	224,733
19,863	LPL Financial Holdings Inc.	1,418,020
1,919	MarketAxess Holdings Inc.	975,984
2,396	Moelis & Co., Class A Shares	80,577
12,861	Moody’s Corp.	3,439,160
1,020	Morningstar Inc.	156,386
11,077	Nasdaq Inc.	1,312,181
33,095	Northern Trust Corp.	2,614,836
410	Oppenheimer Holdings Inc., Class A Shares	8,684
622	Piper Sandler Cos	37,096
1,170	PJT Partners Inc., Class A Shares	63,987
552	Pzena Investment Management Inc., Class A Shares	2,252
723	Safeguard Scientifics Inc.	4,577
704	Sculptor Capital Management Inc., Class A Shares	8,828
6,656	SEI Investments Co.	360,888
309	Siebert Financial Corp.*(a)	2,114
518	Silvercrest Asset Management Group Inc., Class A Shares	5,838
48,899	Solar Capital Ltd.	822,481
3,540	Stifel Financial Corp.	168,893
9,513	TD Ameritrade Holding Corp.	354,550
2,560	Virtu Financial Inc., Class A Shares	61,056
343	Virtus Investment Partners Inc.	31,892
3,652	Waddell & Reed Financial Inc., Class A Shares	47,622
331	Westwood Holdings Group Inc.	5,869
7,976	WisdomTree Investments Inc.	23,848

	Total Capital Markets	18,875,355

Consumer Finance - 0.3%
523	Credit Acceptance Corp.*	193,416
695	Curo Group Holdings Corp.	4,650
578	Elevate Credit Inc.*	983
1,552	Encore Capital Group Inc.*	49,307
1,722	Enova International Inc.*	24,366
2,198	EZCORP Inc., Class A Shares*	11,342
11,007	FirstCash Inc.	767,958
2,404	Green Dot Corp., Class A Shares*	91,785
3,681	LendingClub Corp.*	19,693
390	LendingTree Inc.*	101,408
860	Medallion Financial Corp.*	2,004
11,416	Navient Corp.	84,935
928	Nelnet Inc., Class A Shares	45,741
3,547	OneMain Holdings Inc., Class A Shares	82,751
259	Oportun Financial Corp.*	2,499
2,276	PRA Group Inc.*	77,657
359	Regional Management Corp.*	5,694
5,494	Santander Consumer USA Holdings Inc.	90,816

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Consumer Finance - 0.3% - (continued)
22,195	SLM Corp.	$168,238
250	World Acceptance Corp.*	16,625

	Total Consumer Finance	1,841,868

Diversified Financial Services - 0.1%
1,751	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	20,662
3,794	Cannae Holdings Inc.*	139,733
7,306	FGL Holdings(a)	60,932
12,859	Jefferies Financial Group Inc.	188,384
329	Marlin Business Services Corp.	2,464
2,989	On Deck Capital Inc.*	2,236
7,177	Voya Financial Inc.	323,324

	Total Diversified Financial Services	737,735

Insurance - 4.9%
739	Alleghany Corp.	379,181
2,790	Ambac Financial Group Inc.*	37,442
25,830	American Equity Investment Life Holding Co.	560,253
3,907	American Financial Group Inc.	235,358
413	American National Insurance Co.	31,037
992	AMERISAFE Inc.	60,889
1,679	Argo Group International Holdings Ltd.	51,529
3,158	Assurant Inc.	323,948
5,006	Assured Guaranty Ltd.	129,806
4,384	Axis Capital Holdings Ltd.	164,575
621	Benefytt Technologies Inc., Class A Shares*(a)	12,190
5,540	Brighthouse Financial Inc.*	164,593
12,258	Brown & Brown Inc.	492,772
1,025	BRP Group Inc., Class A Shares*	12,710
35,697	Chubb Ltd.	4,352,892
2,289	Citizens Inc., Class A Shares*(a)	13,917
7,702	CNO Financial Group Inc.	110,524
698	Crawford & Co., Class A Shares	4,202
558	Donegal Group Inc., Class A Shares	7,951
1,188	eHealth Inc.*	154,939
1,092	Employers Holdings Inc.	32,640
580	Enstar Group Ltd.*	82,592
1,296	Erie Indemnity Co., Class A Shares	233,591
6,562	Everest Re Group Ltd.	1,301,966
680	FBL Financial Group Inc., Class A Shares	24,283
416	FedNat Holding Co.	5,071
23,316	First American Financial Corp.	1,177,225
25,354	Genworth Financial Inc., Class A Shares*	77,330
296	Global Indemnity Ltd.	7,181
5,589	Globe Life Inc.	430,465
638	Goosehead Insurance Inc., Class A Shares*	38,248
1,274	Greenlight Capital Re Ltd., Class A Shares*	9,224
546	Hallmark Financial Services Inc.*	1,272
2,022	Hanover Insurance Group Inc. (The)	202,908
409	HCI Group Inc.	18,344
1,153	Heritage Insurance Holdings Inc.	14,459
1,891	Horace Mann Educators Corp.	69,059
214	Independence Holding Co.	6,217
67	Investors Title Co.	8,449
1,472	James River Group Holdings Ltd.	56,922
3,293	Kemper Corp.	208,776
1,035	Kinsale Capital Group Inc.	154,546
3,216	Markel Corp.*	2,886,103
4,155	MBIA Inc.*	29,417
1,398	Mercury General Corp.	56,242
39,773	MetLife Inc.	1,432,226
3,481	National General Holdings Corp.	70,664

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Insurance - 4.9% - (continued)
154	National Western Life Group Inc., Class A Shares	$30,173
380	NI Holdings Inc.*	5,696
14,590	Old Republic International Corp.	227,458
22,156	Palomar Holdings Inc., Class A Shares*	1,648,850
12,810	Primerica Inc.	1,455,728
2,768	ProAssurance Corp.	38,198
465	ProSight Global Inc.*	4,120
420	Protective Insurance Corp., Class B Shares	5,804
16,407	Reinsurance Group of America Inc., Class A Shares	1,488,935
2,270	RenaissanceRe Holdings Ltd.	381,042
2,080	RLI Corp.	164,237
734	Safety Insurance Group Inc.	55,960
2,997	Selective Insurance Group Inc.	157,193
12,210	Selectquote Inc.*	336,019
1,024	State Auto Financial Corp.	20,419
888	Stewart Information Services Corp.	27,368
4,094	Third Point Reinsurance Ltd.*	30,214
1,343	Tiptree Inc.	8,192
46,484	Travelers Cos., Inc. (The)	4,972,858
1,483	Trupanion Inc.*	44,668
1,194	United Fire Group Inc.	32,035
904	United Insurance Holdings Corp.	7,087
1,507	Universal Insurance Holdings Inc.	26,915
10,990	Unum Group	166,498
1,129	Watford Holdings Ltd.*	16,675
163	White Mountains Insurance Group Ltd.(a)	149,236
13,561	WR Berkley Corp.	785,860

	Total Insurance	28,223,566

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
1,163	AG Mortgage Investment Trust Inc.(a)	2,861
28,217	AGNC Investment Corp.	365,128
4,060	Anworth Mortgage Asset Corp.	5,928
7,554	Apollo Commercial Real Estate Finance Inc.	62,169
1,963	Ares Commercial Real Estate Corp.	14,624
1,767	Arlington Asset Investment Corp., Class A Shares	4,241
3,544	ARMOUR Residential REIT Inc.	27,750
6,710	Blackstone Mortgage Trust Inc., Class A Shares	158,289
5,851	Capstead Mortgage Corp.	29,606
783	Cherry Hill Mortgage Investment Corp.	6,757
9,165	Chimera Investment Corp.(a)	76,161
4,765	Colony Credit Real Estate Inc.	23,587
271	CTO Realty Growth Inc.	11,322
1,280	Dynex Capital Inc.	16,461
2,034	Ellington Financial Inc.	20,747
1,104	Exantas Capital Corp.	2,208
2,525	Granite Point Mortgage Trust Inc.	12,423
554	Great Ajax Corp.	4,543
8,706	Invesco Mortgage Capital Inc.(a)	24,116
1,471	KKR Real Estate Finance Trust Inc.	23,816
5,714	Ladder Capital Corp., Class A Shares	45,426
22,405	MFA Financial Inc.	37,864
21,183	New Residential Investment Corp.	151,882
19,239	New York Mortgage Trust Inc.	40,017
3,629	Orchid Island Capital Inc., Class A Shares	15,133
5,133	PennyMac Mortgage Investment Trust	56,514
1,236	Ready Capital Corp.	7,255
5,650	Redwood Trust Inc.	30,228
14,261	Starwood Property Trust Inc.	189,101
2,842	TPG RE Finance Trust Inc.	21,059
13,831	Two Harbors Investment Corp.	62,516

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.3% - (continued)
2,534	Western Asset Mortgage Capital Corp.	$5,017

	Total Mortgage Real Estate Investment Trusts (REITs)	1,554,749

Thrifts & Mortgage Finance - 0.4%
3,233	Axos Financial Inc.*	70,479
1,595	Bridgewater Bancshares Inc.*	16,620
6,716	Capitol Federal Financial Inc.	78,745
2,907	Columbia Financial Inc.*	40,989
639	ESSA Bancorp Inc.	9,170
5,003	Essent Group Ltd.	165,349
468	Federal Agricultural Mortgage Corp., Class C Shares	30,013
2,132	First Defiance Financial Corp.	35,413
1,792	Flagstar Bancorp Inc.	52,506
171	FS Bancorp Inc.	7,223
75	Greene County Bancorp Inc.	1,652
84	Hingham Institution for Savings	13,789
539	Home Bancorp Inc.	12,807
851	HomeStreet Inc.	20,271
4,255	Kearny Financial Corp.	36,465
1,062	Luther Burbank Corp.	10,917
370	Merchants Bancorp	6,320
2,841	Meridian Bancorp Inc.	32,728
1,755	Meta Financial Group Inc.	31,801
18,296	MGIC Investment Corp.	150,210
202	MMA Capital Holdings Inc.*	5,042
4,001	Mr Cooper Group Inc.*	44,611
23,541	New York Community Bancorp Inc.	236,587
3,312	NMI Holdings Inc., Class A Shares*	50,889
2,608	Northfield Bancorp Inc.	28,505
5,550	Northwest Bancshares Inc.	55,278
5,152	Ocwen Financial Corp.*	3,808
581	OP Bancorp	3,684
738	PCSB Financial Corp.	9,860
270	PDL Community Bancorp*	2,414
545	Pioneer Bancorp Inc.*	5,205
375	Provident Bancorp Inc.	3,195
253	Provident Financial Holdings Inc.	3,256
3,034	Provident Financial Services Inc.	39,533
276	Prudential Bancorp Inc.	3,373
10,559	Radian Group Inc.	167,677
886	Riverview Bancorp Inc.	4,430
517	Southern Missouri Bancorp Inc.	12,573
662	Sterling Bancorp Inc.	1,887
521	Territorial Bancorp Inc.	13,249
2,578	TFS Financial Corp.	39,727
287	Timberland Bancorp Inc.	5,157
4,938	TrustCo Bank Corp. NY	31,109
1,425	Walker & Dunlop Inc.	57,712
4,076	Washington Federal Inc.	105,405
1,142	Waterstone Financial Inc.	17,016
950	Western New England Bancorp Inc.	5,016
16,111	WSFS Financial Corp.	445,791

	Total Thrifts & Mortgage Finance	2,225,456

	TOTAL FINANCIALS	76,422,144

HEALTH CARE - 19.4%
Biotechnology - 4.2%
235	89bio Inc.*	6,054
3,868	Abeona Therapeutics Inc.*	12,803
26,348	ACADIA Pharmaceuticals Inc.*(a)	1,308,969
13,174	Acceleron Pharma Inc.*	1,301,986
1,621	Acorda Therapeutics Inc.*	1,212

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Biotechnology - 4.2% - (continued)
828	Adamas Pharmaceuticals Inc.*	$2,285
4,955	ADMA Biologics Inc.*	16,302
2,384	Aduro Biotech Inc.*	7,796
3,365	Adverum Biotechnologies Inc.*	69,420
1,061	Aeglea BioTherapeutics Inc.*	9,347
2,541	Affimed NV*	8,360
6,510	Agenus Inc.*	24,282
357	AgeX Therapeutics Inc.*	403
3,115	Agios Pharmaceuticals Inc.*	161,170
2,384	Aimmune Therapeutics Inc.*(a)	39,598
459	Akcea Therapeutics Inc.*	6,839
6,127	Akebia Therapeutics Inc.*	71,318
288	Akero Therapeutics Inc.*	7,321
724	Albireo Pharma Inc.*	19,374
751	Aldeyra Therapeutics Inc.*	3,695
1,753	Alector Inc.*(a)	57,323
8,417	Alkermes PLC*	137,702
987	Allakos Inc.*(a)	64,155
2,032	Allogene Therapeutics Inc.*	97,861
5,628	Alnylam Pharmaceuticals Inc.*	761,300
13,489	Amicus Therapeutics Inc.*	168,275
1,375	AnaptysBio Inc.*	26,235
1,813	Anavex Life Sciences Corp.*	7,451
802	Anika Therapeutics Inc.*	26,891
3,036	Apellis Pharmaceuticals Inc.*	102,283
360	Applied Therapeutics Inc.*	16,387
346	Aprea Therapeutics Inc.*	9,294
1,834	Arcus Biosciences Inc.*	57,496
532	Arcutis Biotherapeutics Inc.*	17,849
2,984	Ardelyx Inc.*	21,873
2,545	Arena Pharmaceuticals Inc.*	152,115
5,247	Arrowhead Pharmaceuticals Inc.*	169,163
11,420	Ascendis Pharma AS, ADR*	1,661,496
1,455	Assembly Biosciences Inc.*	28,358
2,737	Atara Biotherapeutics Inc.*	31,476
3,644	Athenex Inc.*	39,610
7,546	Athersys Inc.*	21,959
878	Atreca Inc., Class A Shares*	16,217
2,191	Avid Bioservices Inc.*	12,795
1,220	Avrobio Inc.*	24,668
617	Beam Therapeutics Inc.*	15,764
443	Beyondspring Inc.*	7,531
8,443	BioCryst Pharmaceuticals Inc.*	37,951
2,178	Biohaven Pharmaceutical Holding Co., Ltd.*	136,060
244	BioSpecifics Technologies Corp.*	15,177
364	Bioxcel Therapeutics Inc.*	16,948
614	Black Diamond Therapeutics Inc.*	23,977
3,008	Bluebird Bio Inc.*	191,399
22,544	Blueprint Medicines Corp.*	1,468,516
3,804	Bridgebio Pharma Inc.*	111,571
3,348	Calithera Biosciences Inc.*	19,485
526	Calyxt Inc.*	2,283
2,124	CareDx Inc.*	68,223
1,628	CASI Pharmaceuticals Inc.*	4,298
491	Castle Biosciences Inc.*	18,869
5,270	Catalyst Pharmaceuticals Inc.*	22,714
171	Celcuity Inc.*	1,664
768	Cellular Biomedicine Group Inc.*	10,575
1,653	CEL-SCI Corp.*(a)	22,035
1,139	Checkpoint Therapeutics Inc.*	2,415

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Biotechnology - 4.2% - (continued)
2,157	ChemoCentryx Inc.*	$134,575
1,495	Chimerix Inc.*	4,664
3,153	Clovis Oncology Inc.*(a)	21,819
3,168	Coherus Biosciences Inc.*	59,052
1,457	Concert Pharmaceuticals Inc.*	15,473
890	Constellation Pharmaceuticals Inc.*	31,622
3,572	Corbus Pharmaceuticals Holdings Inc.*	26,647
602	Cortexyme Inc.*(a)	27,746
461	Crinetics Pharmaceuticals Inc.*	7,533
1,104	Cue Biopharma Inc.*	30,559
993	Cyclerion Therapeutics Inc.*	3,952
3,053	Cytokinetics Inc.*(a)	63,228
2,753	CytomX Therapeutics Inc.*	24,392
1,114	Deciphera Pharmaceuticals Inc.*	65,247
2,734	Denali Therapeutics Inc.*	76,087
2,680	Dicerna Pharmaceuticals Inc.*	57,808
4,861	Dynavax Technologies Corp., Class A Shares*(a)	29,749
464	Eagle Pharmaceuticals Inc.*	23,785
2,705	Editas Medicine Inc.*	73,224
623	Eidos Therapeutics Inc.*	30,471
979	Eiger BioPharmaceuticals Inc.*	11,817
2,378	Emergent BioSolutions Inc.*	198,539
923	Enanta Pharmaceuticals Inc.*	47,525
3,924	Epizyme Inc.*	68,866
1,326	Esperion Therapeutics Inc.*(a)	56,183
594	Evelo Biosciences Inc.*(a)	2,596
7,341	Exact Sciences Corp.*	630,445
15,628	Exelixis Inc.*	386,168
18,723	Fate Therapeutics Inc.*	607,187
4,023	FibroGen Inc.*	134,529
1,231	Five Prime Therapeutics Inc.*	6,524
2,029	Flexion Therapeutics Inc.*	23,192
413	Frequency Therapeutics Inc.*(a)	7,665
1,981	G1 Therapeutics Inc.*	33,618
1,363	Galectin Therapeutics Inc.*(a)	4,130
10,264	Geron Corp.*	16,525
9,284	Global Blood Therapeutics Inc.*	649,137
1,545	GlycoMimetics Inc.*	4,372
2,352	Gossamer Bio Inc.*	28,577
1,040	Gritstone Oncology Inc.*	6,718
6,846	Halozyme Therapeutics Inc.*	166,152
305	Harpoon Therapeutics Inc.*	6,637
4,724	Heron Therapeutics Inc.*	86,071
1,306	Homology Medicines Inc.*	18,597
627	Hookipa Pharma Inc.*	6,841
276	IGM Biosciences Inc.*	17,879
8,987	ImmunoGen Inc.*	42,059
10,597	Immunomedics Inc.*	355,953
4,824	Inovio Pharmaceuticals Inc.*(a)	71,154
17,756	Insmed Inc.*	431,293
2,249	Intellia Therapeutics Inc.*(a)	39,380
1,286	Intercept Pharmaceuticals Inc.*(a)	92,926
4,399	Invitae Corp.*(a)	73,991
6,763	Ionis Pharmaceuticals Inc.*	380,148
6,097	Iovance Biotherapeutics Inc.*	195,653
124,876	Ironwood Pharmaceuticals Inc., Class A Shares*	1,215,044
747	Jounce Therapeutics Inc.*	4,026
8,288	Kadmon Holdings Inc.*	36,799
489	KalVista Pharmaceuticals Inc.*	5,501
529	Karuna Therapeutics Inc.*	49,652

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Biotechnology - 4.2% - (continued)
3,027	Karyopharm Therapeutics Inc.*	$55,969
1,825	Kezar Life Sciences Inc.*	8,705
1,656	Kindred Biosciences Inc.*	7,104
843	Kiniksa Pharmaceuticals Ltd., Class A Shares*	17,593
1,420	Kodiak Sciences Inc.*	91,746
594	Krystal Biotech Inc.*	30,538
1,929	Kura Oncology Inc.*	32,967
798	La Jolla Pharmaceutical Co.*	3,767
1,501	Lexicon Pharmaceuticals Inc.*(a)	2,867
866	Ligand Pharmaceuticals Inc.*	87,960
3,583	Lineage Cell Therapeutics Inc.*	3,159
198	LogicBio Therapeutics Inc.*	1,358
2,583	MacroGenics Inc.*	49,697
493	Madrigal Pharmaceuticals Inc.*	57,198
815	Magenta Therapeutics Inc.*	7,205
10,321	MannKind Corp.*	15,585
1,128	Marker Therapeutics Inc.*	2,561
1,587	MediciNova Inc.*	8,475
6,139	MEI Pharma Inc.*	22,438
648	MeiraGTx Holdings PLC*	9,616
1,530	Mersana Therapeutics Inc.*	34,639
407	Millendo Therapeutics Inc.*	1,083
1,669	Minerva Neurosciences Inc.*	6,192
1,511	Mirati Therapeutics Inc.*	149,876
423	Mirum Pharmaceuticals Inc.*	7,128
11,645	Moderna Inc.*(a)	716,168
1,052	Molecular Templates Inc.*	16,327
20,823	Momenta Pharmaceuticals Inc.*	655,508
534	Morphic Holding Inc.*	11,097
1,465	Mustang Bio Inc.*	5,464
3,636	Myriad Genetics Inc.*	52,831
3,286	Natera Inc.*	144,091
4,782	Neurocrine Biosciences Inc.*	596,602
777	NextCure Inc.*	24,250
1,709	Novavax Inc.*	78,682
686	Oncocyte Corp.*	1,893
19	Oncternal Therapeutics Inc.*#(b)(c)	39
20,036	OPKO Health Inc.*(a)	45,682
27,570	Orchard Therapeutics PLC, ADR*	261,915
519	Organogenesis Holdings Inc., Class A Shares*	2,143
307	Oyster Point Pharma Inc.*	8,737
8,666	Palatin Technologies Inc.*	4,393
6,102	PDL BioPharma Inc.*	19,954
1,531	Pfenex Inc.*	11,192
567	PhaseBio Pharmaceuticals Inc.*	3,408
1,923	Pieris Pharmaceuticals Inc.*	6,923
389	PolarityTE Inc.*	380
3,967	Portola Pharmaceuticals Inc.*	71,208
3,085	Precigen Inc.*(a)	6,787
1,525	Precision BioSciences Inc.*	10,690
746	Prevail Therapeutics Inc.*	12,443
927	Principia Biopharma Inc.*	59,226
3,674	Progenics Pharmaceuticals Inc.*	15,596
1,074	Protagonist Therapeutics Inc.*	17,753
2,373	Prothena Corp. PLC*	25,296
3,111	PTC Therapeutics Inc.*	157,759
1,354	Puma Biotechnology Inc.*	13,824
2,482	Radius Health Inc.*	31,422
1,737	REGENXBIO Inc.*	65,415
789	Replimune Group Inc.*	14,817

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Biotechnology - 4.2% - (continued)
2,198	Retrophin Inc.*	$34,476
722	REVOLUTION Medicines Inc.*	22,180
1,347	Rhythm Pharmaceuticals Inc.*	26,118
9,148	Rigel Pharmaceuticals Inc.*	17,884
27,772	Rocket Pharmaceuticals Inc.*	522,391
1,414	Rubius Therapeutics Inc.*	9,120
2,647	Sage Therapeutics Inc.*	94,551
6,029	Sangamo Therapeutics Inc.*	67,465
3,694	Sarepta Therapeutics Inc.*	562,485
1,075	Savara Inc.*	2,623
1,030	Scholar Rock Holding Corp.*	18,952
6,086	Seattle Genetics Inc.*	956,780
2,170	Seres Therapeutics Inc.*	11,913
374	Solid Biosciences Inc.*	1,103
7,600	Sorrento Therapeutics Inc.*(a)	38,380
6,072	Spectrum Pharmaceuticals Inc.*	17,852
428	Spero Therapeutics Inc.*	5,059
585	SpringWorks Therapeutics Inc.*	22,271
2,775	Stemline Therapeutics Inc.*	32,967
869	Stoke Therapeutics Inc.*	24,037
516	Sutro Biopharma Inc.*	5,165
1,224	Syndax Pharmaceuticals Inc.*	19,829
671	Synlogic Inc.*	1,684
1,444	Syros Pharmaceuticals Inc.*	14,137
335	TCR2 Therapeutics Inc.*	3,384
4,402	TG Therapeutics Inc.*(a)	82,097
697	Tocagen Inc.*	843
2,141	Translate Bio Inc.*	44,362
10,544	Turning Point Therapeutics Inc.*	730,172
1,415	Twist Bioscience Corp.*	53,699
5,438	Tyme Technologies Inc.*(a)	8,375
2,863	Ultragenyx Pharmaceutical Inc.*	196,001
2,259	United Therapeutics Corp.*	266,449
903	UNITY Biotechnology Inc.*(a)	7,387
1,093	UroGen Pharma Ltd.*	25,653
2,491	Vanda Pharmaceuticals Inc.*	29,195
9,834	VBI Vaccines Inc.*	21,438
2,495	Veracyte Inc.*	62,225
2,439	Vericel Corp.*	35,073
310	Viela Bio Inc.*	14,539
3,201	Viking Therapeutics Inc.*(a)	22,887
380	Vir Biotechnology Inc.*(a)	12,988
1,001	Voyager Therapeutics Inc.*	12,112
942	X4 Pharmaceuticals Inc.*	8,045
1,297	XBiotech Inc.*(a)	18,119
2,417	Xencor Inc.*	73,114
1,303	Y-mAbs Therapeutics Inc.*	49,749
9,793	ZIOPHARM Oncology Inc.*	28,987

	Total Biotechnology	24,255,579

Health Care Equipment & Supplies - 6.0%
151,361	Accuray Inc.*	317,858
1,222	Alphatec Holdings Inc.*	5,438
2,169	AngioDynamics Inc.*	22,146
9,660	Antares Pharma Inc.*	27,724
1,371	Apyx Medical Corp.*	6,087
24,081	AtriCure Inc.*	1,151,313
72	Atrion Corp.	46,223
15,898	Avanos Medical Inc.*	461,996
1,964	AxoGen Inc.*	19,051
964	Axonics Modulation Technologies Inc.*	35,350

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Health Care Equipment & Supplies - 6.0% - (continued)
282	BioLife Solutions Inc.*	$4,639
636	BioSig Technologies Inc.*(a)	5,966
1,919	Cantel Medical Corp.	80,752
1,764	Cardiovascular Systems Inc.*	68,302
7,906	Cerus Corp.*	49,175
2,628	ConforMIS Inc.*	2,598
1,447	CONMED Corp.	106,224
1,879	CryoLife Inc.*	42,710
1,644	CryoPort Inc.*	40,393
530	Cutera Inc.*	7,038
1,538	CytoSorbents Corp.*	15,703
104,247	DENTSPLY SIRONA Inc.	4,849,570
4,728	DexCom Inc.*	1,788,650
369	ElectroCore Inc.*	343
17,449	Envista Holdings Corp.*	368,872
3,176	GenMark Diagnostics Inc.*	30,140
1,957	Glaukos Corp.*	76,284
21,985	Globus Medical Inc., Class A Shares*	1,201,480
12,241	Haemonetics Corp.*	1,342,593
372	Heska Corp.*	32,710
3,500	Hill-Rom Holdings Inc.	355,845
11,642	ICU Medical Inc.*	2,323,976
2,389	IDEXX Laboratories Inc.*	737,914
934	Inogen Inc.*	35,492
3,104	Insulet Corp.*	585,321
1,709	Integer Holdings Corp.*	135,319
3,810	Integra LifeSciences Holdings Corp.*	198,539
271	IntriCon Corp.*	3,832
2,202	Intuitive Surgical Inc.*	1,277,226
1,278	Invacare Corp.	7,873
193	iRadimed Corp.*	4,487
1,388	iRhythm Technologies Inc.*	172,542
2,044	Lantheus Holdings Inc.*	28,064
986	LeMaitre Vascular Inc.	26,514
2,576	LivaNova PLC*	137,790
6,134	Masimo Corp.*	1,473,325
2,264	Meridian Bioscience Inc.*	35,001
85,897	Merit Medical Systems Inc.*	3,864,506
201	Mesa Laboratories Inc.	53,114
301	Misonix Inc.*	4,193
1,737	Natus Medical Inc.*	37,172
2,719	Neogen Corp.*	193,647
434	Neuronetics Inc.*	794
1,562	Nevro Corp.*	196,187
4,536	Novocure Ltd.*	305,863
2,750	NuVasive Inc.*	166,650
40,608	OraSure Technologies Inc.*	590,440
999	Orthofix Medical Inc.*	34,046
537	OrthoPediatrics Corp.*	24,772
1,652	Penumbra Inc.*	284,838
392	Pulse Biosciences Inc.*(a)	3,563
1,855	Quidel Corp.*	324,625
4,050	Rockwell Medical Inc.*(a)	8,667
2,021	RTI Surgical Holdings Inc.*	5,497
783	SeaSpine Holdings Corp.*	8,339
4,888	Senseonics Holdings Inc.*	2,281
1,310	Shockwave Medical Inc.*	57,653
1,198	SI-BONE Inc.*	20,953
1,549	Sientra Inc.*	6,010
950	Silk Road Medical Inc.*	36,357

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Health Care Equipment & Supplies - 6.0% - (continued)
65,111	Smith & Nephew PLC, ADR	$2,657,180
2,257	STAAR Surgical Co.*	87,572
4,376	STERIS PLC	725,935
771	Surmodics Inc.*	28,512
949	Tactile Systems Technology Inc.*	45,979
12,161	Tandem Diabetes Care Inc.*	1,011,187
5,347	Teleflex Inc.	1,940,212
545	TransEnterix Inc.*	231
762	TransMedics Group Inc.*	10,066
142	Utah Medical Products Inc.	14,126
709	Vapotherm Inc.*	18,881
2,047	Varex Imaging Corp.*	38,402
4,184	Varian Medical Systems Inc.*	507,896
5,877	ViewRay Inc.*	10,285
3,806	West Pharmaceutical Services Inc.	822,248
23,283	Wright Medical Group NV*(a)	688,013
633	Zynex Inc.*	12,280

	Total Health Care Equipment & Supplies	34,595,560

Health Care Providers & Services - 2.5%
1,028	1Life Healthcare Inc.*(a)	33,204
67,763	Acadia Healthcare Co., Inc.*	1,938,699
610	Addus HomeCare Corp.*	60,366
9,977	Amedisys Inc.*	1,916,083
683	American Renal Associates Holdings Inc.*	4,228
2,461	AMN Healthcare Services Inc.*	109,170
215	Apollo Medical Holdings Inc.*	4,061
741	Avalon GloboCare Corp.*(a)	1,178
1,787	BioTelemetry Inc.*	84,311
10,773	Brookdale Senior Living Inc.*	39,429
290	Catasys Inc.*(a)	5,745
4,071	Chemed Corp.	1,948,014
4,644	Community Health Systems Inc.*	14,629
444	CorVel Corp.*	30,143
5,015	Covetrus Inc.*(a)	76,629
2,213	Cross Country Healthcare Inc.*	13,433
5,187	Encompass Health Corp.	379,948
2,537	Ensign Group Inc. (The)	110,918
1,486	Enzo Biochem Inc.*	4,235
312	Exagen Inc.*	3,616
2,272	Genesis Healthcare Inc., Class A Shares*	1,959
1,935	Guardant Health Inc.*	174,905
1,873	Hanger Inc.*	34,388
3,618	HealthEquity Inc.*	224,207
537	Joint Corp. (The)*	8,114
1,570	LHC Group Inc.*	255,141
1,091	Magellan Health Inc.*	81,814
53,700	MEDNAX Inc.*	833,961
9,955	Molina Healthcare Inc.*	1,849,838
620	National HealthCare Corp.	41,583
612	National Research Corp.	34,713
1,834	Option Care Health Inc.*	27,877
3,019	Owens & Minor Inc.	23,941
51,570	Patterson Cos., Inc.(a)	1,015,413
1,372	Pennant Group Inc. (The)*	34,972
1,030	PetIQ Inc., Class A Shares*	31,600
3,290	Premier Inc., Class A Shares*	114,459
598	Progyny Inc.*(a)	14,926
603	Providence Service Corp. (The)*	48,541
14,990	Quest Diagnostics Inc.	1,773,017
5,273	R1 RCM Inc.*	55,947

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Health Care Providers & Services - 2.5% - (continued)
2,289	RadNet Inc.*	$39,005
5,490	Select Medical Holdings Corp.*	88,609
962	Surgery Partners Inc.*	12,896
5,200	Tenet Healthcare Corp.*	113,152
2,110	Tivity Health Inc.*	22,471
1,424	Triple-S Management Corp., Class B Shares*	28,338
2,962	Universal Health Services Inc., Class B Shares	312,343
631	US Physical Therapy Inc.	46,782

	Total Health Care Providers & Services	14,122,951

Health Care Technology - 0.9%
8,423	Allscripts Healthcare Solutions Inc.*	53,233
4,212	Castlight Health Inc., Class B Shares*	3,318
11,930	Change Healthcare Inc.*	148,886
759	Computer Programs & Systems Inc.	16,789
3,975	Evolent Health Inc., Class A Shares*	35,298
1,000	Health Catalyst Inc.*	27,140
1,375	HealthStream Inc.*	31,323
51,403	HMS Holdings Corp.*	1,605,830
3,699	Inovalon Holdings Inc., Class A Shares*	69,615
715	Inspire Medical Systems Inc.*	58,301
2,637	Livongo Health Inc.*	158,035
3,298	NextGen Healthcare Inc.*	34,035
2,205	Omnicell Inc.*	147,537
500	OptimizeRx Corp.*	5,680
1,409	Phreesia Inc.*	41,312
736	Schrodinger Inc.*	50,379
563	Simulations Plus Inc.	28,527
990	Tabula Rasa HealthCare Inc.*	52,896
6,830	Teladoc Health Inc.*	1,188,830
7,270	Veeva Systems Inc., Class A Shares*	1,591,185
1,681	Vocera Communications Inc.*	32,998

	Total Health Care Technology	5,381,147

Life Sciences Tools & Services - 3.8%
1,130	Accelerate Diagnostics Inc.*(a)	9,436
3,410	Adaptive Biotechnologies Corp.*	131,967
17,985	Avantor Inc.*(a)	341,175
4,655	Bio-Rad Laboratories Inc., Class A Shares*	2,287,095
13,348	Bio-Techne Corp.	3,534,550
5,346	Bruker Corp.	231,375
27,162	Charles River Laboratories International Inc.*	4,879,925
1,386	ChromaDex Corp.*	6,667
2,824	Codexis Inc.*(a)	35,074
162,259	Fluidigm Corp.*	707,449
11,430	ICON PLC, ADR*	1,925,383
8,193	Illumina Inc.*	2,974,469
30,175	Luminex Corp.	940,253
1,458	Medpace Holdings Inc.*	135,332
26,829	NanoString Technologies Inc.*	819,089
5,028	NeoGenomics Inc.*	134,197
7,737	Pacific Biosciences of California Inc.*	27,234
5,773	PerkinElmer Inc.	580,013
1,193	Personalis Inc.*	14,125
3,434	PPD Inc.*	93,542
3,315	PRA Health Sciences Inc.*	343,103
11,566	QIAGEN NV*	506,475
709	Quanterix Corp.*	19,561
6,370	Repligen Corp.*	834,279
3,247	Syneos Health Inc., Class A Shares*	198,035

	Total Life Sciences Tools & Services	21,709,803

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Pharmaceuticals - 2.0%
3,301	AcelRx Pharmaceuticals Inc.*(a)	$4,588
5,051	Achillion Pharmaceuticals Inc.*(b)	2,323
1,271	Aclaris Therapeutics Inc.*	1,792
2,257	Aerie Pharmaceuticals Inc.*	31,666
1,286	AMAG Pharmaceuticals Inc.*	9,915
111,519	Amneal Pharmaceuticals Inc.*	543,098
2,020	Amphastar Pharmaceuticals Inc.*	37,653
502	ANI Pharmaceuticals Inc.*	15,592
1,074	Arvinas Inc.*	35,732
2,423	Assertio Holdings Inc.*	2,391
1,368	Axsome Therapeutics Inc.*	105,309
287	Baudax Bio Inc.*(a)	1,220
4,869	BioDelivery Sciences International Inc.*	23,274
2,402	Cara Therapeutics Inc.*	38,120
48,301	Catalent Inc.*	3,754,437
299	cbdMD Inc.*	440
902	Cerecor Inc.*	2,913
1,078	Chiasma Inc.*	6,737
1,674	Collegium Pharmaceutical Inc.*	36,912
4,843	Corcept Therapeutics Inc.*	73,323
974	CorMedix Inc.*(a)	4,305
2,868	Cymabay Therapeutics Inc.*	10,626
785	Eloxx Pharmaceuticals Inc.*	2,661
11,632	Endo International PLC*	44,900
1,347	Evofem Biosciences Inc.*	7,355
1,199	Evolus Inc.*(a)	5,479
2,632	EyePoint Pharmaceuticals Inc.*	2,264
647	Fulcrum Therapeutics Inc.*	12,882
9,721	Horizon Therapeutics PLC*	493,146
3,400	Innoviva Inc.*	47,498
26,770	Intersect ENT Inc.*	298,485
2,831	Intra-Cellular Therapies Inc.*	59,111
2,932	Jazz Pharmaceuticals PLC*	349,846
1,102	Kala Pharmaceuticals Inc.*(a)	13,566
331	Kaleido Biosciences Inc.*	2,390
1,738	Lannett Co., Inc.*	13,296
345	Liquidia Technologies Inc.*	3,188
3,636	Mallinckrodt PLC*(a)	10,253
5,074	Marinus Pharmaceuticals Inc.*	12,888
2,700	Menlo Therapeutics Inc.*	6,453
2,590	MyoKardia Inc.*	264,931
8,862	Nektar Therapeutics, Class A Shares*(a)	192,305
1,357	NGM Biopharmaceuticals Inc.*	26,774
2,531	Ocular Therapeutix Inc.*	17,818
470	Odonate Therapeutics Inc.*	15,355
2,490	Omeros Corp.*	37,051
987	Optinose Inc.*	4,264
430	Osmotica Pharmaceuticals PLC*	2,567
39,014	Pacira BioSciences Inc.*	1,714,665
1,169	Paratek Pharmaceuticals Inc.*(a)	5,190
6,623	Perrigo Co. PLC	362,742
567	Phathom Pharmaceuticals Inc.*	23,973
1,086	Phibro Animal Health Corp., Class A Shares	28,453
23,231	Prestige Consumer Healthcare Inc.*	980,348
4,764	Reata Pharmaceuticals Inc., Class A Shares*	692,304
719	Recro Pharma Inc.*	3,250
623	resTORbio Inc.*(a)	1,352
2,739	Revance Therapeutics Inc.*	57,245
112	Satsuma Pharmaceuticals Inc.*	2,934
2,481	SIGA Technologies Inc.*	14,861

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 19.4% - (continued)
Pharmaceuticals - 2.0% - (continued)
1,532	Strongbridge Biopharma PLC*	$5,239
22,378	Supernus Pharmaceuticals Inc.*	539,757
12,916	TherapeuticsMD Inc.*(a)	14,595
2,545	Theravance Biopharma Inc.*	64,261
1,186	Tricida Inc.*	31,856
397	Verrica Pharmaceuticals Inc.*	4,558
1,131	WaVe Life Sciences Ltd.*	11,514
1,114	Xeris Pharmaceuticals Inc.*	5,726
2,212	Zogenix Inc.*	64,436
870	Zynerba Pharmaceuticals Inc.*	4,576

	Total Pharmaceuticals	11,322,927

	TOTAL HEALTH CARE	111,387,967

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.7%
1,817	AAR Corp.	36,649
3,813	Aerojet Rocketdyne Holdings Inc.*	167,200
1,087	Aerovironment Inc.*	76,992
1,401	Astronics Corp.*	12,791
3,031	Axon Enterprise Inc.*	230,235
4,963	BWX Technologies Inc.(a)	310,535
1,590	Cubic Corp.	65,524
2,228	Curtiss-Wright Corp.	223,469
645	Ducommun Inc.*	20,769
21,756	HEICO Corp., Class A Shares	1,826,416
4,451	Hexcel Corp.	161,082
2,083	Huntington Ingalls Industries Inc.	416,371
4,598	Kratos Defense & Security Solutions Inc.*	85,293
3,046	Maxar Technologies Inc.	45,903
11,206	Mercury Systems Inc.*	1,001,256
1,631	Moog Inc., Class A Shares	88,547
284	National Presto Industries Inc.	25,557
809	Park Aerospace Corp.	9,813
1,053	Parsons Corp.*	42,815
25,233	Spirit AeroSystems Holdings Inc., Class A Shares	546,799
6,728	Teledyne Technologies Inc.*	2,517,079
4,377	TransDigm Group Inc.	1,859,437
1,771	Triumph Group Inc.	13,265
596	Vectrus Inc.*	32,732

	Total Aerospace & Defense	9,816,529

Air Freight & Logistics - 0.1%
2,986	Air Transport Services Group Inc.*(a)	64,318
1,253	Atlas Air Worldwide Holdings Inc.*	48,942
1,550	Echo Global Logistics Inc.*	32,085
1,444	Forward Air Corp.	71,738
1,641	Hub Group Inc., Class A Shares*	76,750
1,467	Radiant Logistics Inc.*	5,853
4,790	XPO Logistics Inc.*	377,500

	Total Air Freight & Logistics	677,186

Airlines - 0.1%
6,313	Alaska Air Group Inc.	215,841
642	Allegiant Travel Co., Class A Shares	68,405
1,694	Copa Holdings SA, Class A Shares	74,299
2,424	Hawaiian Holdings Inc.	34,978
14,993	JetBlue Airways Corp.*	150,980
861	Mesa Air Group Inc.*	2,798
2,508	SkyWest Inc.	80,432
3,510	Spirit Airlines Inc.*(a)	45,455

	Total Airlines	673,188

Building Products - 1.4%
2,064	AAON Inc.	111,807

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 14.8% - (continued)
Building Products - 1.4% - (continued)
29,250	Advanced Drainage Systems Inc.	$1,296,945
4,844	Allegion PLC	482,947
890	American Woodmark Corp.*	55,856
10,371	AO Smith Corp.	492,622
1,375	Apogee Enterprises Inc.	28,394
764	Armstrong Flooring Inc.*	2,613
2,597	Armstrong World Industries Inc.	195,788
5,761	Builders FirstSource Inc.*	119,886
990	Caesarstone Ltd.	11,029
2,831	Cornerstone Building Brands Inc.*	15,344
767	CSW Industrials Inc.	54,887
7,260	Fortune Brands Home & Security Inc.	442,570
1,645	Gibraltar Industries Inc.*	72,396
1,852	Griffon Corp.	31,114
1,106	Insteel Industries Inc.	19,521
3,592	JELD-WEN Holding Inc.*	48,959
1,839	Lennox International Inc.	393,252
1,242	Masonite International Corp.*	82,444
5,647	Owens Corning	296,467
1,151	Patrick Industries Inc.	59,702
2,918	PGT Innovations Inc.*	39,714
1,948	Quanex Building Products Corp.	24,155
88,260	Resideo Technologies Inc.*	623,116
2,271	Simpson Manufacturing Co., Inc.	181,816
20,060	Trex Co., Inc.*	2,409,607
3,119	UFP Industries Inc.	142,632

	Total Building Products	7,735,583

Commercial Services & Supplies - 2.2%
3,573	ABM Industries Inc.	109,798
5,085	ACCO Brands Corp.	31,476
6,020	ADT Inc.	42,622
3,827	Advanced Disposal Services Inc.*	119,326
2,513	Brady Corp., Class A Shares	128,490
1,736	BrightView Holdings Inc.*	23,766
2,743	Brink’s Co. (The)	109,994
2,301	Casella Waste Systems Inc., Class A Shares*	117,236
1,390	CECO Environmental Corp.*	7,381
235	Charah Solutions Inc.*	435
988	Cimpress PLC*	89,048
11,444	Clean Harbors Inc.*	679,659
51,224	Covanta Holding Corp.(a)	461,016
2,158	Deluxe Corp.	50,346
1,438	Ennis Inc.	25,596
112,562	Harsco Corp.*	1,256,192
3,752	Healthcare Services Group Inc.	89,748
898	Heritage-Crystal Clean Inc.*	15,230
2,946	Herman Miller Inc.	67,817
2,208	HNI Corp.	56,238
6,952	IAA Inc.*	285,032
3,021	Interface Inc., Class A Shares	25,648
6,994	KAR Auction Services Inc.	100,364
1,975	Kimball International Inc., Class B Shares	22,100
2,592	Knoll Inc.	27,372
26,692	Matthews International Corp., Class A Shares	552,524
1,221	McGrath RentCorp.	68,083
2,265	Mobile Mini Inc.	72,571
9,027	MSA Safety Inc.	1,073,671
157	NL Industries Inc.	491
787	PICO Holdings Inc.*	6,595
8,688	Pitney Bowes Inc.	20,591

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 14.8% - (continued)
Commercial Services & Supplies - 2.2% - (continued)
1,140	Quad/Graphics Inc.	$3,249
7,394	Rollins Inc.	309,069
2,548	RR Donnelley & Sons Co.	2,777
1,194	SP Plus Corp.*	24,322
4,341	Steelcase Inc., Class A Shares	50,269
31,399	Stericycle Inc.*	1,721,607
56,471	Team Inc.*	278,402
2,861	Tetra Tech Inc.	225,733
7,135	UniFirst Corp.	1,282,873
1,272	US Ecology Inc.	42,828
871	Viad Corp.	15,974
363	VSE Corp.	9,438
33,990	Waste Connections Inc.	3,196,420

	Total Commercial Services & Supplies	12,899,417

Construction & Engineering - 0.6%
7,862	AECOM*	304,810
1,740	Aegion Corp., Class A Shares*	26,117
1,190	Ameresco Inc., Class A Shares*	25,537
2,450	Arcosa Inc.	93,516
793	Argan Inc.	29,333
1,818	Comfort Systems USA Inc.	67,266
1,823	Concrete Pumping Holdings Inc.*	6,071
1,021	Construction Partners Inc., Class A Shares*	18,072
21,781	Dycom Industries Inc.*(a)	916,980
2,940	EMCOR Group Inc.	186,837
7,241	Fluor Corp.	84,068
2,500	Granite Construction Inc.	44,000
3,198	Great Lakes Dredge & Dock Corp.*	29,645
295	IES Holdings Inc.*	6,903
6,690	Jacobs Engineering Group Inc.	562,094
3,171	MasTec Inc.*	124,145
928	MYR Group Inc.*	26,736
371	Northwest Pipe Co.*	9,308
540	NV5 Global Inc.*	25,466
2,279	Primoris Services Corp.	38,037
7,411	Quanta Services Inc.	273,688
1,080	Sterling Construction Co., Inc.*	9,774
2,164	Tutor Perini Corp.*	22,722
4,540	Valmont Industries Inc.	517,560
2,814	Willscot Corp., Class A Shares*	37,539

	Total Construction & Engineering	3,486,224

Electrical Equipment - 0.8%
43,789	ABB Ltd., ADR	860,892
2,110	Acuity Brands Inc.	181,777
249	Allied Motion Technologies Inc.	9,011
877	American Superconductor Corp.*	6,358
2,353	Atkore International Group Inc.*	63,155
15,255	AZZ Inc.	482,973
31,096	Babcock & Wilcox Enterprises Inc.*(a)	66,856
38,018	Bloom Energy Corp., Class A Shares*(a)	305,285
1,048	Encore Wire Corp.	50,608
872	Energous Corp.*	1,683
2,165	EnerSys	137,044
3,143	Generac Holdings Inc.*	349,722
3,172	GrafTech International Ltd.	21,696
2,817	Hubbell Inc., Class B Shares	344,857
12,945	Legrand SA, ADR(a)	177,994
7,814	nVent Electric PLC	143,231
15,235	Plug Power Inc.*(a)	64,139
358	Powell Industries Inc.	9,523

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 14.8% - (continued)
Electrical Equipment - 0.8% - (continued)
102	Preformed Line Products Co.	$5,062
2,104	Regal Beloit Corp.	167,352
43,366	Schneider Electric SE, ADR	864,718
8,245	Sensata Technologies Holding PLC*	293,934
5,688	Sunrun Inc.*	94,990
1,964	Thermon Group Holdings Inc.*	31,483
1,653	TPI Composites Inc.*	34,300
931	Vicor Corp.*(a)	56,772
1,903	Vivint Solar Inc.*	14,311

	Total Electrical Equipment	4,839,726

Industrial Conglomerates - 0.6%
2,220	3M Co.	347,297
2,884	Carlisle Cos., Inc.	345,676
2,006	Raven Industries Inc.	43,029
6,243	Roper Technologies Inc.	2,458,493

	Total Industrial Conglomerates	3,194,495

Machinery - 3.7%
3,365	AGCO Corp.	185,849
487	Alamo Group Inc.	50,317
17,482	Albany International Corp., Class A Shares	1,054,165
5,702	Allison Transmission Holdings Inc.	215,079
35,197	Altra Industrial Motion Corp.	1,091,107
1,177	Astec Industries Inc.	49,999
4,762	Atlas Copco AB, ADR(a)	187,099
12,028	Barnes Group Inc.	454,418
599	Blue Bird Corp.*	8,596
1,670	Briggs & Stratton Corp.	2,739
1,831	Chart Industries Inc.*	71,867
1,156	CIRCOR International Inc.*	18,588
4,774	Colfax Corp.*	133,958
1,274	Columbus McKinnon Corp.	38,742
1,068	Commercial Vehicle Group Inc.*	2,702
2,572	Crane Co.	143,312
6,595	Donaldson Co., Inc.	312,933
1,138	Douglas Dynamics Inc.	41,582
203	Eastern Co. (The)	3,798
1,632	Energy Recovery Inc.*	12,542
30,387	Enerpac Tool Group Corp., Class A Shares	543,927
1,081	EnPro Industries Inc.	48,731
78,835	Epiroc AB, ADR(a)	871,915
1,414	ESCO Technologies Inc.	116,810
3,792	Evoqua Water Technologies Corp.*	71,327
2,964	Federal Signal Corp.	86,371
23,507	Flowserve Corp.	613,533
2,334	Franklin Electric Co., Inc.	118,380
2,633	Gates Industrial Corp. PLC*	26,462
303	Gencor Industries Inc.*	3,609
1,012	Gorman-Rupp Co. (The)	31,028
12,171	Graco Inc.	586,764
303	Graham Corp.	3,466
1,726	Greenbrier Cos., Inc. (The)	36,626
1,492	Helios Technologies Inc.	53,369
3,786	Hillenbrand Inc.	97,452
226	Hurco Cos., Inc.	7,065
532	Hyster-Yale Materials Handling Inc.	19,476
10,965	IDEX Corp.	1,747,492
18,026	Ingersoll Rand Inc.*	508,333
18,933	ITT Inc.	1,092,434
1,658	John Bean Technologies Corp.	136,205
667	Kadant Inc.	64,586

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 14.8% - (continued)
Machinery - 3.7% - (continued)
4,234	Kennametal Inc.	$117,451
341	LB Foster Co., Class A Shares*	4,167
16,478	Lincoln Electric Holdings Inc.	1,353,997
11,630	Lindsay Corp.(a)	1,092,290
1,527	Luxfer Holdings PLC	21,363
27,818	Lydall Inc.*	300,991
1,860	Manitowoc Co., Inc. (The)*	17,391
267	Mayville Engineering Co., Inc.*	1,634
3,802	Meritor Inc.*	77,485
2,908	Middleby Corp. (The)*	198,035
588	Miller Industries Inc.	17,422
2,806	Mueller Industries Inc.	75,145
105,624	Mueller Water Products Inc., Class A Shares	986,528
2,487	Navistar International Corp.*	62,523
1,578	NN Inc.	7,054
2,981	Nordson Corp.	561,471
172	Omega Flex Inc.	17,596
3,573	Oshkosh Corp.	256,613
384	Park-Ohio Holdings Corp.	5,603
8,715	Pentair PLC	341,105
1,374	Proto Labs Inc.*	173,605
1,289	RBC Bearings Inc.*	181,298
1,127	REV Group Inc.	6,875
5,555	Rexnord Corp.	167,205
2,820	Snap-on Inc.	365,726
1,887	Spartan Motors Inc.(c)	32,230
2,230	SPX Corp.*	89,155
2,289	SPX FLOW Inc.*	79,154
679	Standex International Corp.	35,926
913	Tennant Co.	58,377
3,480	Terex Corp.	54,706
37,503	Timken Co. (The)	1,595,378
1,809	Titan International Inc.	2,225
5,585	Toro Co. (The)	396,926
2,660	TriMas Corp.*	62,909
5,116	Trinity Industries Inc.	102,166
9,719	Twin Disc Inc.*	53,357
2,961	Wabash National Corp.	28,278
1,481	Watts Water Technologies Inc., Class A Shares	123,160
47,910	Welbilt Inc.*	291,293
3,507	Westinghouse Air Brake Technologies Corp.	214,172
2,925	Woodward Inc.	200,596
2,396	Xylem Inc.	158,951

	Total Machinery	20,954,285

Marine - 0.1%
3,224	Costamare Inc.	14,830
2,235	Danaos Corp.*	9,007
1,848	Eagle Bulk Shipping Inc.*(a)	3,271
761	Genco Shipping & Trading Ltd.	3,592
3,214	Kirby Corp.*	164,814
2,180	Matson Inc.	62,283
2,124	Safe Bulkers Inc.*	2,167
196	Scorpio Bulkers Inc.	3,412

	Total Marine	263,376

Professional Services - 2.0%
721	Acacia Research Corp.*	1,867
22,195	ASGN Inc.*	1,366,990
351	Barrett Business Services Inc.	17,796
477	BG Staffing Inc.	4,980
2,588	CBIZ Inc.*	58,618

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 14.8% - (continued)
Professional Services - 2.0% - (continued)
36,642	CoreLogic Inc.	$1,815,977
2,485	CoStar Group Inc.*	1,632,148
457	CRA International Inc.	18,458
2,692	Exponent Inc.	199,854
615	Forrester Research Inc.*	19,311
390	Franklin Covey Co.*	8,307
14,445	FTI Consulting Inc.*	1,740,045
467	GP Strategies Corp.*	3,666
1,013	Heidrick & Struggles International Inc.	22,468
4,864	Huron Consulting Group Inc.*	225,009
908	ICF International Inc.	59,547
1,497	InnerWorkings Inc.*	1,781
1,875	Insperity Inc.	97,200
1,817	Kelly Services Inc., Class A Shares	27,237
1,114	Kforce Inc.	33,643
2,897	Korn Ferry	87,663
3,063	ManpowerGroup Inc.	211,776
729	Mistras Group Inc.*	2,945
1,834	Resources Connection Inc.	20,156
5,970	Robert Half International Inc.	302,918
2,256	TriNet Group Inc.*	121,215
2,052	TrueBlue Inc.*	31,724
3,189	Upwork Inc.*	39,671
20,359	Verisk Analytics Inc., Class A Shares	3,515,592
395	Willdan Group Inc.*	9,658

	Total Professional Services	11,698,220

Road & Rail - 0.6%
466	AMERCO.	150,285
1,487	ArcBest Corp.	33,294
25,372	Avis Budget Group Inc.*(a)	546,259
438	Covenant Transportation Group Inc., Class A Shares*	5,519
1,485	Daseke Inc.*	4,106
2,499	Heartland Express Inc.	54,728
5,340	Hertz Global Holdings Inc.*(a)	5,340
22,255	Knight-Swift Transportation Holdings Inc., Class A Shares(a)	926,031
2,079	Landstar System Inc.	241,705
2,036	Marten Transport Ltd.	52,101
5,810	Old Dominion Freight Line Inc.	994,033
82	PAM Transportation Services Inc.*	2,862
8,507	Ryder System Inc.	291,450
1,367	Saia Inc.*	148,237
2,832	Schneider National Inc., Class B Shares	68,449
346	Universal Logistics Holdings Inc.	5,142
859	US Xpress Enterprises Inc., Class A Shares*	4,381
2,402	Werner Enterprises Inc.	111,020
1,308	YRC Worldwide Inc.*(a)	1,936

	Total Road & Rail	3,646,878

Trading Companies & Distributors - 0.9%
25,605	AerCap Holdings NV*	825,505
5,598	Air Lease Corp., Class A Shares	168,556
2,163	Applied Industrial Technologies Inc.	125,454
2,823	Beacon Roofing Supply Inc.*	69,502
285	BlueLinx Holdings Inc.*	1,967
3,322	BMC Stock Holdings Inc.*	86,937
658	CAI International Inc.*	12,377
941	DXP Enterprises Inc.*	16,590
170	EVI Industries Inc.*(a)	3,342
43,837	Fastenal Co.	1,808,715
1,155	Foundation Building Materials Inc.*	15,385
1,880	GATX Corp.	117,951

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 14.8% - (continued)
Trading Companies & Distributors - 0.9% - (continued)
295	General Finance Corp.*	$1,749
2,125	GMS Inc.*	43,541
1,849	H&E Equipment Services Inc.	31,692
8,533	HD Supply Holdings Inc.*	270,581
1,577	Herc Holdings Inc.*	44,945
1,383	Kaman Corp.	55,320
282	Lawson Products Inc.*	8,759
5,008	MRC Global Inc.*	29,647
2,287	MSC Industrial Direct Co., Inc., Class A Shares	158,581
6,291	NOW Inc.*	46,868
1,421	Rush Enterprises Inc., Class A Shares	59,142
192	Rush Enterprises Inc., Class B Shares	7,029
2,127	SiteOne Landscape Supply Inc.*	226,121
460	Systemax Inc.	9,655
2,972	Textainer Group Holdings Ltd.*	24,311
743	Titan Machinery Inc.*	7,779
269	Transcat Inc.*	6,736
2,910	Triton International Ltd.	88,755
8,600	Univar Solutions Inc.*	132,956
446	Veritiv Corp.*	5,557
1,685	Watsco Inc.	299,778
2,164	WESCO International Inc.*	72,061
120	Willis Lease Finance Corp.*	2,530

	Total Trading Companies & Distributors	4,886,374

Transportation Infrastructure - 0.0%
3,872	Macquarie Infrastructure Corp.	109,926

	TOTAL INDUSTRIALS	84,881,407

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.5%
2,004	Acacia Communications Inc.*	135,270
2,687	ADTRAN Inc.	30,632
693	Applied Optoelectronics Inc.*(a)	6,119
58,133	CalAmp Corp.*(a)	447,624
2,612	Calix Inc.*	36,829
1,434	Casa Systems Inc.*	6,238
60,508	Ciena Corp.*	3,343,672
411	Clearfield Inc.*	5,684
9,802	CommScope Holding Co., Inc.*	101,059
1,333	Comtech Telecommunications Corp.	23,741
225	DASAN Zhone Solutions Inc.*	1,654
1,623	Digi International Inc.*	18,064
2,520	EchoStar Corp., Class A Shares*	78,523
7,169	Extreme Networks Inc.*	23,658
4,659	Harmonic Inc.*	25,112
177,731	Infinera Corp.*	885,100
2,510	Inseego Corp.*(a)	26,656
1,616	InterDigital Inc.	88,832
659	KVH Industries Inc.*	6,056
3,881	Lumentum Holdings Inc.*	284,555
1,644	NETGEAR Inc.*	42,300
3,681	NetScout Systems Inc.*	101,117
1,880	Plantronics Inc.	24,496
10,700	Radware Ltd.*	254,874
94,145	Ribbon Communications Inc.*	414,238
253	TESSCO Technologies Inc.	1,346
430	Ubiquiti Inc.	79,296
3,087	ViaSat Inc.*(a)	129,654
155,610	Viavi Solutions Inc.*	1,803,520

	Total Communications Equipment	8,425,919

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.8% - (continued)
Electronic Equipment, Instruments & Components - 3.0%
381	Airgain Inc.*	$3,440
1,846	Akoustis Technologies Inc.*(a)	13,642
31,101	Amphenol Corp., Class A Shares	3,003,113
1,584	Anixter International Inc.*	151,605
2,652	Arlo Technologies Inc.*	5,861
4,200	Arrow Electronics Inc.*	290,136
5,410	Avnet Inc.	147,368
1,582	Badger Meter Inc.	96,803
335	Bel Fuse Inc., Class B Shares	3,139
24,673	Belden Inc.	839,869
1,879	Benchmark Electronics Inc.	39,816
129	Coda Octopus Group Inc.*(a)	722
8,549	Cognex Corp.	485,070
1,260	Coherent Inc.*	182,965
1,669	CTS Corp.	35,616
1,375	Daktronics Inc.	5,830
3,374	Dolby Laboratories Inc., Class A Shares	204,903
685	ePlus Inc.*	50,491
1,930	Fabrinet*	123,404
919	FARO Technologies Inc.*	51,721
12,349	Fitbit Inc., Class A Shares*	78,293
34,360	FLIR Systems Inc.	1,587,432
11,889	II-VI Inc.*	565,084
1,930	Insight Enterprises Inc.*	98,932
4,897	IPG Photonics Corp.*	760,994
2,709	Iteris Inc.*	13,030
43,198	Itron Inc.*(a)	2,782,815
7,681	Jabil Inc.	229,815
2,866	KEMET Corp.	77,468
1,399	Kimball Electronics Inc.*	19,852
56,552	Knowles Corp.*	850,542
2,324	Littelfuse Inc.	377,627
1,873	Methode Electronics Inc.	58,718
1,095	MTS Systems Corp.	19,283
505	Napco Security Technologies Inc.*	11,474
6,823	National Instruments Corp.	264,187
1,786	nLight Inc.*	38,506
1,749	Novanta Inc.*	179,640
10,157	OSI Systems Inc.*	769,596
724	PAR Technology Corp.*	18,107
549	PC Connection Inc.	23,761
1,588	Plexus Corp.*	101,981
8,023	Rogers Corp.*	868,570
3,678	Sanmina Corp.*	97,872
1,388	ScanSource Inc.*	34,214
2,182	SYNNEX Corp.	232,710
1,841	Tech Data Corp.*	250,818
13,136	Trimble Inc.*	513,880
5,021	TTM Technologies Inc.*	58,093
7,212	Vishay Intertechnology Inc.	117,267
406	Vishay Precision Group Inc.*	9,590
179	Wrap Technologies Inc.*(a)	1,155
2,785	Zebra Technologies Corp., Class A Shares*	727,776

	Total Electronic Equipment, Instruments & Components	17,574,596

IT Services - 3.6%
2,054	Alliance Data Systems Corp.	95,162
6,922	Amdocs Ltd.	430,964
38,338	Black Knight Inc.*	2,951,259
7,096	Booz Allen Hamilton Holding Corp., Class A Shares	565,977
1,597	Brightcove Inc.*	12,824

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.8% - (continued)
IT Services - 3.6% - (continued)
1,284	CACI International Inc., Class A Shares*	$322,002
1,864	Cardtronics PLC, Class A Shares*	45,090
772	Cass Information Systems Inc.	31,142
143,431	Conduent Inc.*	342,800
1,633	CSG Systems International Inc.	77,323
2,660	Endurance International Group Holdings Inc.*	9,523
2,699	EPAM Systems Inc.*	622,497
10,487	Euronet Worldwide Inc.*	993,433
3,059	EVERTEC Inc.	89,078
1,916	Evo Payments Inc., Class A Shares*	42,420
1,441	Exela Technologies Inc.*	468
1,736	ExlService Holdings Inc.*	106,191
4,276	Gartner Inc.*	520,389
9,768	Genpact Ltd.	351,160
1,381	GTT Communications Inc.*(a)	11,034
1,321	Hackett Group Inc. (The)	18,217
841	I3 Verticals Inc., Class A Shares*	24,271
1,089	Information Services Group Inc.*	1,873
1,206	International Money Express Inc.*	13,302
3,989	Jack Henry & Associates Inc.	721,451
61,566	KBR Inc.	1,443,723
6,958	Leidos Holdings Inc.	732,608
5,944	Limelight Networks Inc.*	29,363
3,397	LiveRamp Holdings Inc.*	171,311
1,417	ManTech International Corp., Class A Shares	110,158
3,332	MAXIMUS Inc.	239,971
2,210	MongoDB Inc., Class A Shares*(a)	512,963
3,358	NIC Inc.	80,793
13,001	Okta Inc., Class A Shares*	2,542,736
1,221	Paysign Inc.*	8,816
1,652	Perficient Inc.*	56,234
7,287	Perspecta Inc.	161,553
695	PRGX Global Inc.*	2,738
482	Priority Technology Holdings Inc.*	901
28,240	Repay Holdings Corp., Class A Shares*(a)	650,650
14,687	Sabre Corp.	102,368
13,182	Science Applications International Corp.	1,160,543
675	StarTek Inc.*	2,842
3,019	Switch Inc., Class A Shares	57,693
1,957	Sykes Enterprises Inc.*	53,348
857	TTEC Holdings Inc.	36,303
530	Tucows Inc., Class A Shares*	31,837
3,197	Twilio Inc., Class A Shares*	631,727
94,673	Unisys Corp.*	1,075,485
6,388	Verra Mobility Corp., Class A Shares*	69,693
1,493	Virtusa Corp.*	44,894
9,912	WEX Inc.*	1,467,769
15,870	WNS Holdings Ltd., ADR*	767,156

	Total IT Services	20,646,026

Semiconductors & Semiconductor Equipment - 3.0%
1,639	Adesto Technologies Corp.*	19,783
37,460	Advanced Energy Industries Inc.*	2,503,452
854	Alpha & Omega Semiconductor Ltd.*	8,984
1,731	Ambarella Inc.*	98,217
5,004	Amkor Technology Inc.*	52,942
2,962	Applied Materials Inc.	166,405
1,736	Axcelis Technologies Inc.*	46,612
1,335	AXT Inc.*	7,062
31,870	Brooks Automation Inc.	1,273,844
1,498	Cabot Microelectronics Corp.	217,000

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.8% - (continued)
Semiconductors & Semiconductor Equipment - 3.0% - (continued)
15,184	CEVA Inc.*	$523,392
3,067	Cirrus Logic Inc.*	222,296
2,114	Cohu Inc.	31,837
5,621	Cree Inc.*	296,171
2,204	Diodes Inc.*	107,203
887	DSP Group Inc.*	15,984
4,754	Enphase Energy Inc.*	276,635
19,116	Entegris Inc.	1,144,666
4,370	First Solar Inc.*	203,729
3,863	FormFactor Inc.*	97,232
606	GSI Technology Inc.*	4,563
1,090	Ichor Holdings Ltd.*	24,798
6,333	Impinj Inc.*(a)	163,708
2,320	Inphi Corp.*	291,554
6,576	Lattice Semiconductor Corp.*	163,545
82,760	MACOM Technology Solutions Holdings Inc.*(a)	2,627,630
3,584	MaxLinear Inc., Class A Shares*	62,075
4,136	MKS Instruments Inc.	436,886
2,195	Monolithic Power Systems Inc.	460,401
2,329	NeoPhotonics Corp.*	20,192
288	NVE Corp.	17,433
41,618	ON Semiconductor Corp.*	686,281
2,445	Onto Innovation Inc.*	75,991
1,791	PDF Solutions Inc.*	30,554
2,296	Photronics Inc.*	27,529
1,456	Power Integrations Inc.	157,758
89,571	Rambus Inc.*	1,391,933
3,475	Semtech Corp.*	184,801
2,232	Silicon Laboratories Inc.*	209,049
25,377	SiTime Corp.*(a)	756,488
785	SMART Global Holdings Inc.*	21,022
3,855	SunPower Corp., Class A Shares*(a)	27,833
1,813	Synaptics Inc.*	115,524
8,679	Teradyne Inc.	581,667
2,007	Ultra Clean Holdings Inc.*	41,605
2,233	Universal Display Corp.	327,358
63,654	Veeco Instruments Inc.*	747,298
2,585	Xperi Corp.	35,544

	Total Semiconductors & Semiconductor Equipment	17,004,466

Software - 9.3%
25,895	2U Inc.*	944,391
4,875	8x8 Inc.*	70,882
2,126	A10 Networks Inc.*	14,457
64,711	ACI Worldwide Inc.*	1,784,729
1,198	Agilysys Inc.*	23,038
1,877	Alarm.com Holdings Inc.*	88,763
2,020	Altair Engineering Inc., Class A Shares*	78,962
2,372	Alteryx Inc., Class A Shares*	341,426
1,562	American Software Inc., Class A Shares	30,381
4,542	Anaplan Inc.*	208,569
10,678	ANSYS Inc.*	3,021,874
831	Appfolio Inc., Class A Shares*	131,722
1,714	Appian Corp., Class A Shares*(a)	97,629
11,729	Aspen Technology Inc.*	1,239,052
4,375	Atlassian Corp. PLC, Class A Shares*	810,688
2,441	Avalara Inc.*	261,333
4,942	Avaya Holdings Corp.*	72,153
1,200	Benefitfocus Inc.*	15,276
515	Bill.Com Holdings Inc.*	35,865
2,610	Blackbaud Inc.	152,972

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.8% - (continued)
Software - 9.3% - (continued)
33,931	Blackline Inc.*	$2,521,073
50,026	Bottomline Technologies de Inc.*	2,531,316
40,114	Box Inc., Class A Shares*	801,478
6,436	CDK Global Inc.	252,999
17,657	Cerence Inc.*(a)	528,121
4,868	Ceridian HCM Holding Inc.*	335,259
1,588	ChannelAdvisor Corp.*	22,153
158,780	Cloudera Inc.*(a)	1,627,495
2,114	CommVault Systems Inc.*	85,532
3,104	Cornerstone OnDemand Inc.*	119,970
5,721	Coupa Software Inc.*	1,301,585
435	Digimarc Corp.*	7,478
4,328	Digital Turbine Inc.*	27,786
8,248	DocuSign Inc., Class A Shares*	1,152,576
1,023	Domo Inc., Class B Shares*	25,902
6,809	Dynatrace Inc.*	261,942
1,396	Ebix Inc.	31,284
1,309	eGain Corp.*	13,627
2,784	Elastic NV*	239,201
26,276	Envestnet Inc.*	1,907,900
1,723	Everbridge Inc.*	252,006
3,741	Fair Isaac Corp.*	1,506,314
107,893	FireEye Inc.*	1,346,505
3,097	Five9 Inc.*	322,707
2,157	ForeScout Technologies Inc.*	50,884
2,223	GTY Technology Holdings Inc.*	8,336
4,330	Guidewire Software Inc.*	444,171
2,139	HubSpot Inc.*	427,672
2,102	Ideanomics Inc.*	828
281	Intelligent Systems Corp.*	9,000
2,384	j2 Global Inc.*	186,667
3,126	LivePerson Inc.*	117,069
2,520	LogMeIn Inc.	213,948
231	Majesco*	1,624
3,330	Manhattan Associates Inc.*	294,372
3,489	Medallia Inc.*	98,669
417	MicroStrategy Inc., Class A Shares*	51,908
25,210	Mimecast Ltd.*	1,053,274
1,166	Mitek Systems Inc.*	10,879
61,319	MobileIron Inc.*	277,162
1,702	Model N Inc.*	54,668
2,662	New Relic Inc.*	176,091
7,510	Nice Ltd., ADR*	1,397,911
166,535	Nuance Communications Inc.*	3,810,321
9,131	Nutanix Inc., Class A Shares*	219,692
36,578	OneSpan Inc.*	743,265
2,203	PagerDuty Inc.*(a)	58,490
4,484	Pareteum Corp.*	1,955
2,568	Paycom Software Inc.*	763,287
5,780	Paylocity Holding Corp.*	751,429
2,000	Pegasystems Inc.	190,240
762	Ping Identity Holding Corp.*	21,572
3,348	Pluralsight Inc., Class A Shares*(a)	69,739
2,500	Progress Software Corp.	101,000
10,483	Proofpoint Inc.*	1,218,858
52,076	PROS Holdings Inc.*	2,028,360
5,451	PTC Inc.*	416,347
2,479	Q2 Holdings Inc.*	204,815
672	QAD Inc., Class A Shares	30,690
18,092	Qualys Inc.*	2,086,369

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.8% - (continued)
Software - 9.3% - (continued)
2,492	Rapid7 Inc.*	$121,834
4,157	RealPage Inc.*	281,928
1,073	Rimini Street Inc.*	4,947
3,884	RingCentral Inc., Class A Shares*	1,065,187
869	Rosetta Stone Inc.*	16,146
4,377	SailPoint Technologies Holding Inc.*	99,927
333	SecureWorks Corp., Class A Shares*	4,482
361	SharpSpring Inc.*	3,574
360	ShotSpotter Inc.*	8,370
4,567	Smartsheet Inc., Class A Shares*	263,333
2,298	SolarWinds Corp.*(a)	42,030
532	Sprout Social Inc., Class A Shares*	14,657
1,868	SPS Commerce Inc.*	127,323
4,475	SVMK Inc.*	90,171
1,577	Synchronoss Technologies Inc.*	4,297
12,500	Talend SA, ADR*	385,375
2,185	Telenav Inc.*	10,816
2,020	Tenable Holdings Inc.*	63,165
5,711	Teradata Corp.*	122,273
135,301	TiVo Corp.	823,983
2,051	Trade Desk Inc. (The), Class A Shares*	639,010
5,575	Tyler Technologies Inc.*	2,092,353
1,161	Upland Software Inc.*	40,113
1,598	Varonis Systems Inc.*	134,855
39,331	Verint Systems Inc.*	1,823,778
3,570	VirnetX Holding Corp.	23,741
1,902	Workiva Inc., Class A Shares*	84,715
4,993	Yext Inc.*	78,839
5,849	Zendesk Inc.*	501,552
3,236	Zix Corp.*	21,746
3,627	Zscaler Inc.*	355,772
4,845	Zuora Inc., Class A Shares*	58,188

	Total Software	53,646,413

Technology Hardware, Storage & Peripherals - 0.4%
6,048	3D Systems Corp.*(a)	44,574
272	AstroNova Inc.	1,749
1,054	Avid Technology Inc.*	7,441
75,198	Diebold Nixdorf Inc.*	360,198
1,328	Immersion Corp.*	8,971
39,346	NCR Corp.*	710,195
12,486	Pure Storage Inc., Class A Shares*	219,878
27,550	Quantum Corp.*	99,180
295	Sonim Technologies Inc.*	245
31,127	Stratasys Ltd.*(a)	555,928
9,394	Xerox Holdings Corp.	149,177

	Total Technology Hardware, Storage & Peripherals	2,157,536

	TOTAL INFORMATION TECHNOLOGY	119,454,956

MATERIALS - 4.7%
Chemicals - 1.6%
664	Advanced Emissions Solutions Inc.	3,347
1,530	AdvanSix Inc.*	18,115
13,316	Albemarle Corp.(a)	1,018,940
1,581	American Vanguard Corp.	21,027
3,433	Amyris Inc.*(a)	12,805
2,905	Ashland Global Holdings Inc.	195,100
10,877	Axalta Coating Systems Ltd.*	251,367
1,679	Balchem Corp.	168,991
2,858	Cabot Corp.	102,088
11,484	CF Industries Holdings Inc.	337,285
413	Chase Corp.	41,155

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.7% - (continued)
Chemicals - 1.6% - (continued)
8,267	Chemours Co. (The)	$108,380
15,694	Ecolab Inc.	3,336,231
11,684	Element Solutions Inc.*	127,239
4,226	Ferro Corp.*	50,797
2,004	Flotek Industries Inc.*	1,964
1,486	FutureFuel Corp.	19,437
2,835	GCP Applied Technologies Inc.*	57,097
570	Hawkins Inc.	24,453
2,937	HB Fuller Co.	110,490
11,449	Huntsman Corp.	207,799
2,137	Ingevity Corp.*	112,556
1,211	Innospec Inc.	93,356
3,591	Intrepid Potash Inc.*	4,417
743	Koppers Holdings Inc.*	12,311
42,325	Kraton Corp.*	645,456
934	Kronos Worldwide Inc.	9,116
7,573	Livent Corp.*	51,042
973	LSB Industries Inc.*	1,051
1,702	Marrone Bio Innovations Inc.*	1,821
1,835	Minerals Technologies Inc.	90,484
351	NewMarket Corp.	153,082
8,073	Olin Corp.	97,118
3,196	Orion Engineered Carbons SA	35,348
5,013	PolyOne Corp.	124,222
2,114	PQ Group Holdings Inc.*	26,531
658	Quaker Chemical Corp.(a)	112,419
2,136	Rayonier Advanced Materials Inc.	4,635
6,647	RPM International Inc.	497,063
2,037	Scotts Miracle-Gro Co. (The)	290,415
2,370	Sensient Technologies Corp.	118,784
1,093	Stepan Co.	106,196
792	Trecora Resources*	5,061
1,482	Tredegar Corp.	22,689
2,055	Trinseo SA	42,292
38,912	Tronox Holdings PLC, Class A Shares	258,376
599	Valhi Inc.	470
9,760	Valvoline Inc.	179,096
1,789	Westlake Chemical Corp.	85,335
3,030	WR Grace & Co.	158,166

	Total Chemicals	9,553,015

Construction Materials - 0.5%
2,135	Eagle Materials Inc.	142,532
749	Forterra Inc.*	6,606
1,833	Martin Marietta Materials Inc.	352,101
5,741	Summit Materials Inc., Class A Shares*	87,206
79	United States Lime & Minerals Inc.	5,859
936	US Concrete Inc.*	19,525
23,147	Vulcan Materials Co.	2,507,283

	Total Construction Materials	3,121,112

Containers & Packaging - 1.9%
18,046	AptarGroup Inc.	2,010,144
745	Ardagh Group SA, Class A Shares	8,970
19,731	Avery Dennison Corp.	2,183,630
35,264	Berry Global Group Inc.*	1,583,706
46,082	Crown Holdings Inc.*	3,015,145
15,261	Graphic Packaging Holding Co.	220,827
1,405	Greif Inc., Class A Shares	47,742
255	Greif Inc., Class B Shares	9,777
2,279	Myers Industries Inc.	31,017
7,919	O-I Glass Inc.	60,660

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.7% - (continued)
Containers & Packaging - 1.9% - (continued)
4,862	Packaging Corp. of America	$493,055
8,191	Sealed Air Corp.	262,931
22,314	Silgan Holdings Inc.	746,180
5,176	Sonoco Products Co.	268,169
306	UFP Technologies Inc.*	13,834

	Total Containers & Packaging	10,955,787

Metals & Mining - 0.6%
93,151	Alamos Gold Inc., Class A Shares	754,523
9,711	Alcoa Corp.*	89,438
6,469	Allegheny Technologies Inc.*	56,151
2,406	Carpenter Technology Corp.	56,228
3,188	Century Aluminum Co.*	19,000
74,919	Cleveland-Cliffs Inc.	391,077
12,310	Coeur Mining Inc.*	70,782
5,991	Commercial Metals Co.	102,806
1,698	Compass Minerals International Inc.	81,810
787	Contura Energy Inc.*	3,022
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)(c)	–
3,913	Gold Resource Corp.	15,261
717	Haynes International Inc.	16,369
27,299	Hecla Mining Co.	90,633
770	Kaiser Aluminum Corp.	55,247
1,017	Materion Corp.	53,392
12,112	Novagold Resources Inc.*	115,791
372	Olympic Steel Inc.	4,103
3,400	Reliance Steel & Aluminum Co.	329,800
3,394	Royal Gold Inc.	452,081
539	Ryerson Holding Corp.*	2,690
1,398	Schnitzer Steel Industries Inc., Class A Shares	21,949
10,867	Steel Dynamics Inc.	288,628
3,068	SunCoke Energy Inc.	10,462
272	Synalloy Corp.*	2,540
1,755	TimkenSteel Corp.*	6,142
9,075	United States Steel Corp.(a)	72,963
1,827	Warrior Met Coal Inc.	25,724
1,981	Worthington Industries Inc.	59,272

	Total Metals & Mining	3,247,884

Paper & Forest Products - 0.1%
1,978	Boise Cascade Co.	67,311
930	Clearwater Paper Corp.*	26,942
2,890	Domtar Corp.	58,956
5,914	Louisiana-Pacific Corp.	139,630
844	Neenah Inc.	42,673
2,440	PH Glatfelter Co.	37,600
1,565	Schweitzer-Mauduit International Inc.	47,560
1,838	Verso Corp., Class A Shares*	26,431

	Total Paper & Forest Products	447,103

	TOTAL MATERIALS	27,324,901

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.1%
4,364	Acadia Realty Trust	51,190
2,114	Agree Realty Corp.	132,696
3,713	Alexander & Baldwin Inc.	42,365
111	Alexander’s Inc.	28,842
2,434	American Assets Trust Inc.	63,698
7,217	American Campus Communities Inc.	233,109
5,626	American Finance Trust Inc.	41,182
13,352	American Homes 4 Rent, Class A Shares	337,004
9,983	Americold Realty Trust	356,493
7,740	Apartment Investment & Management Co., Class A Shares	285,374

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.7% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.1% - (continued)
11,357	Apple Hospitality REIT Inc.	$115,955
2,971	Armada Hoffler Properties Inc.	25,610
3,221	Ashford Hospitality Trust Inc.	2,223
1,115	AvalonBay Communities Inc.	173,951
830	Bluerock Residential Growth REIT Inc., Class A Shares	5,337
6,176	Boston Properties Inc.	531,012
1,135	Braemar Hotels & Resorts Inc.	3,859
8,854	Brandywine Realty Trust	85,441
15,573	Brixmor Property Group Inc.	173,795
340	BRT Apartments Corp.	3,835
4,810	Camden Property Trust	440,452
4,834	CareTrust REIT Inc.	90,057
2,823	CatchMark Timber Trust Inc., Class A Shares	22,161
6,331	CBL & Associates Properties Inc.*(a)	1,902
3,374	Cedar Realty Trust Inc.	2,512
2,083	Chatham Lodging Trust	14,060
765	CIM Commercial Trust Corp.	7,574
2,714	City Office REIT Inc.	25,186
586	Clipper Realty Inc.	4,325
24,749	Colony Capital Inc.	49,745
6,686	Columbia Property Trust Inc.	85,113
1,012	Community Healthcare Trust Inc.	36,857
6,041	CoreCivic Inc.	72,673
542	CorEnergy Infrastructure Trust Inc.	5,420
1,600	CorePoint Lodging Inc.	6,336
2,088	CoreSite Realty Corp.	260,624
5,595	Corporate Office Properties Trust	139,707
7,722	Cousins Properties Inc.	240,309
10,097	CubeSmart	287,361
14,529	CyrusOne Inc.	1,080,086
10,213	DiamondRock Hospitality Co.	61,176
12,469	Diversified Healthcare Trust	44,639
8,792	Douglas Emmett Inc.	258,133
19,159	Duke Realty Corp.	660,602
3,957	Easterly Government Properties Inc.	99,202
1,990	EastGroup Properties Inc.	231,338
8,095	Empire State Realty Trust Inc., Class A Shares	53,670
4,130	EPR Properties	130,384
87,320	Equity Commonwealth	2,942,684
9,009	Equity LifeStyle Properties Inc.	561,261
4,655	Essential Properties Realty Trust Inc.	63,494
1,079	Farmland Partners Inc.	7,445
6,508	First Industrial Realty Trust Inc.	246,523
3,941	Four Corners Property Trust Inc.	85,204
4,549	Franklin Street Properties Corp.	24,292
2,624	Front Yard Residential Corp.	19,680
10,451	Gaming and Leisure Properties Inc.	360,978
5,991	GEO Group Inc. (The)	71,772
1,857	Getty Realty Corp.	49,433
2,214	Gladstone Commercial Corp.	39,675
777	Gladstone Land Corp.	11,267
1,847	Global Medical REIT Inc.	19,800
4,779	Global Net Lease Inc.	67,049
10,146	Hannon Armstrong Sustainable Infrastructure Capital Inc.	294,335
6,833	Healthcare Realty Trust Inc.	209,773
11,158	Healthcare Trust of America Inc., Class A Shares	295,352
1,352	Hersha Hospitality Trust, Class A Shares	6,814
5,580	Highwoods Properties Inc.	213,547
8,091	Hudson Pacific Properties Inc.	195,559
4,807	Independence Realty Trust Inc.	47,541

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.7% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.1% - (continued)
3,222	Industrial Logistics Properties Trust	$60,413
829	Innovative Industrial Properties Inc., Class A Shares	67,746
610	Investors Real Estate Trust	43,249
14,841	Iron Mountain Inc.	382,304
2,980	iStar Inc.	32,571
34,318	JBG SMITH Properties	1,020,274
1,255	Jernigan Capital Inc.	15,148
5,463	Kilroy Realty Corp.	312,047
21,258	Kimco Realty Corp.	236,176
4,292	Kite Realty Group Trust	41,632
4,429	Lamar Advertising Co., Class A Shares	293,643
12,247	Lexington Realty Trust, Class B Shares	119,041
2,412	Life Storage Inc.	235,122
2,007	LTC Properties Inc.	73,878
7,303	Macerich Co. (The)(a)	49,733
4,390	Mack-Cali Realty Corp.	66,772
26,614	Medical Properties Trust Inc.	481,181
4,898	Monmouth Real Estate Investment Corp.	63,576
2,259	National Health Investors Inc.	125,352
8,928	National Retail Properties Inc.	280,250
31,479	National Storage Affiliates Trust	944,685
3,400	New Senior Investment Group Inc.	9,860
999	NexPoint Residential Trust Inc.	31,948
2,371	Office Properties Income Trust	59,963
11,816	Omega Healthcare Investors Inc.	367,950
612	One Liberty Properties Inc.	9,700
7,627	Outfront Media Inc.	107,083
10,206	Paramount Group Inc.	78,688
12,123	Park Hotels & Resorts Inc.	119,169
6,645	Pebblebrook Hotel Trust	90,771
2,751	Pennsylvania Real Estate Investment Trust(a)	3,109
9,830	Physicians Realty Trust	169,764
7,236	Piedmont Office Realty Trust Inc., Class A Shares	120,696
3,370	PotlatchDeltic Corp.	114,546
2,691	Preferred Apartment Communities Inc., Class A Shares	18,810
1,044	PS Business Parks Inc.	139,520
26,936	QTS Realty Trust Inc., Class A Shares	1,847,810
7,223	Rayonier Inc.	171,546
8,710	Regency Centers Corp.	372,701
5,724	Retail Opportunity Investments Corp.	53,748
11,019	Retail Properties of America Inc., Class A Shares	59,723
738	Retail Value Inc.	8,553
23,973	Rexford Industrial Realty Inc.	954,125
8,663	RLJ Lodging Trust	89,316
4,143	RPT Realty	23,905
2,514	Ryman Hospitality Properties Inc.	85,929
10,642	Sabra Health Care REIT Inc.	143,241
642	Safehold Inc.	35,175
672	Saul Centers Inc.	20,415
8,875	SBA Communications Corp., Class A Shares	2,787,904
1,957	Seritage Growth Properties, Class A Shares*(a)	15,402
8,161	Service Properties Trust	55,087
8,782	SITE Centers Corp.	49,794
4,212	SL Green Realty Corp.	177,409
5,283	Spirit Realty Capital Inc.	150,196
15,148	STAG Industrial Inc.	407,481
11,324	STORE Capital Corp.	219,006
5,650	Summit Hotel Properties Inc.	35,313
4,696	Sun Communities Inc.	644,244
11,434	Sunstone Hotel Investors Inc.	101,191

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.7% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.1% - (continued)
4,736	Tanger Factory Outlet Centers Inc.(a)	$29,126
3,097	Taubman Centers Inc.	128,030
3,482	Terreno Realty Corp.	178,244
2,056	UMH Properties Inc.	25,659
9,332	Uniti Group Inc.	76,989
671	Universal Health Realty Income Trust	62,665
5,875	Urban Edge Properties	57,281
1,665	Urstadt Biddle Properties Inc., Class A Shares	21,245
56,177	VEREIT Inc.	307,850
24,122	VICI Properties Inc.	473,274
11,003	Washington Prime Group Inc.(a)	7,049
4,225	Washington Real Estate Investment Trust	92,654
6,098	Weingarten Realty Investors	109,032
1,560	Whitestone REIT, Class B Shares	9,594
5,650	Xenia Hotels & Resorts Inc.	50,850

	Total Equity Real Estate Investment Trusts (REITs)	29,463,179

Real Estate Management & Development - 0.6%
191	Altisource Portfolio Solutions SA*	2,718
58,780	CBRE Group Inc., Class A Shares*	2,585,144
5,665	Cushman & Wakefield PLC*	58,066
1,343	eXp World Holdings Inc.*	14,357
802	Forestar Group Inc.*	12,166
386	FRP Holdings Inc.*	15,266
2,149	Howard Hughes Corp. (The)*	108,847
2,690	Jones Lang LaSalle Inc.	275,456
6,375	Kennedy-Wilson Holdings Inc.	89,378
1,299	Marcus & Millichap Inc.*	35,813
322	Maui Land & Pineapple Co., Inc.*	3,384
7,350	Newmark Group Inc., Class A Shares	31,238
435	Rafael Holdings Inc., Class B Shares*	7,521
1,039	RE/MAX Holdings Inc., Class A Shares	29,082
6,537	Realogy Holdings Corp.	39,614
4,602	Redfin Corp.*(a)	138,014
929	RMR Group Inc. (The), Class A Shares	25,046
1,827	St Joe Co. (The)*	35,170
302	Stratus Properties Inc.*	5,122
1,130	Tejon Ranch Co.*	16,204
70	Transcontinental Realty Investors Inc.*	1,414

	Total Real Estate Management & Development	3,529,020

	TOTAL REAL ESTATE	32,992,199

UTILITIES - 2.7%
Electric Utilities - 0.8%
23,378	ALLETE Inc.	1,372,990
12,356	Alliant Energy Corp.	609,892
2,143	El Paso Electric Co.	145,660
596	Genie Energy Ltd., Class B Shares	5,132
5,646	Hawaiian Electric Industries Inc.	222,791
2,659	IDACORP Inc.	247,899
1,777	MGE Energy Inc.	120,640
13,142	NRG Energy Inc.	473,769
10,437	OGE Energy Corp.	326,887
2,001	Otter Tail Corp.	85,863
5,877	Pinnacle West Capital Corp.	457,818
4,050	PNM Resources Inc.	165,321
4,757	Portland General Electric Co.	224,102
502	Spark Energy Inc., Class A Shares	4,126

	Total Electric Utilities	4,462,890

Gas Utilities - 0.4%
6,274	Atmos Energy Corp.	644,842
817	Chesapeake Utilities Corp.	73,808
4,301	National Fuel Gas Co.	180,513

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.7% - (continued)
Gas Utilities - 0.4% - (continued)
4,866	New Jersey Resources Corp.	$170,894
1,523	Northwest Natural Holding Co.	97,639
2,720	ONE Gas Inc.	228,398
457	RGC Resources Inc.	12,065
4,905	South Jersey Industries Inc.(a)	139,106
2,824	Southwest Gas Holdings Inc.	214,483
2,586	Spire Inc.	188,571
10,927	UGI Corp.	347,916

	Total Gas Utilities	2,298,235

Independent Power & Renewable Electricity Producers - 0.6%
189,280	Atlantic Power Corp.*	397,488
1,443	Clearway Energy Inc., Class A Shares	29,278
4,357	Clearway Energy Inc., Class C Shares	95,462
15,992	Ormat Technologies Inc.(a)	1,164,378
1,623	Sunnova Energy International Inc.*	24,345
4,147	TerraForm Power Inc., Class A Shares	76,222
75,675	Vistra Energy Corp.	1,546,797

	Total Independent Power & Renewable Electricity Producers	3,333,970

Multi-Utilities - 0.2%
3,574	Avista Corp.	139,994
3,276	Black Hills Corp.	202,162
10,470	MDU Resources Group Inc.	227,827
11,233	NorthWestern Corp.	675,328
744	Unitil Corp.	35,838

	Total Multi-Utilities	1,281,149

Water Utilities - 0.7%
1,929	American States Water Co.	158,197
1,100	American Water Works Co., Inc.	139,700
492	Artesian Resources Corp., Class A Shares	17,274
571	Cadiz Inc.*(a)	6,321
10,879	California Water Service Group	511,313
557	Consolidated Water Co., Ltd.	8,260
35,865	Essential Utilities Inc.	1,569,452
370	Global Water Resources Inc.	3,978
3,370	Middlesex Water Co.	228,688
592	Pure Cycle Corp.*	6,015
25,507	SJW Group	1,602,860
681	York Water Co. (The)	30,237

	Total Water Utilities	4,282,295

	TOTAL UTILITIES	15,658,539

	TOTAL COMMON STOCKS (Cost - $456,723,940)	544,437,176

CONVERTIBLE PREFERRED STOCKS - 0.6%
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
36,307	Becton Dickinson & Co., 6.000% due 6/1/23	1,878,887

UTILITIES - 0.3%
Water Utilities - 0.3%
28,222	Essential Utilities Inc., 6.000% due 4/30/22	1,645,061

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,378,271)	3,523,948

CLOSED END MUTUAL FUND SECURITIES - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
10,407	iShares Core S&P Small-Capital ETF(a)	688,319
7,470	iShares Russell 2000 ETF, Common Class Shares(a)	1,037,583
20,880	iShares Russell Mid-Capital ETF, Common Class Shares	1,104,552

	Total Capital Markets	2,830,454

	TOTAL FINANCIALS	2,830,454

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $2,717,569)	2,830,454

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Rating††	Security	Value
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.1%
7,632			US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(d)(e)	$153,556
11,178			US Bancorp, 6.500% (3-Month USD-LIBOR + 4.468%)(d)(e)	299,011

			Total Banks	452,567

Capital Markets - 0.0%
11,635			Charles Schwab Corp. (The), 5.950%(e)	306,000

Insurance - 0.1%
6,440			MetLife Inc., 5.625%(e)	170,531
13,520			MetLife Inc., 4.750%(e)	335,567

			Total Insurance	506,098

			TOTAL FINANCIALS	1,264,665

			TOTAL PREFERRED STOCKS (Cost - $1,254,842)	1,264,665

Face Amount/Units†
CORPORATE BOND & NOTE - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)(f) (Cost - $702,000)	612,854

Shares/Units
RIGHT - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
392			Pulse Biosciences Inc.*(a)(b) (Cost - $0)	167

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $464,776,622)	552,669,264

Face Amount†
SHORT-TERM INVESTMENTS (g) - 6.9%
MONEY MARKET FUND - 3.9%
$22,227,885			Invesco STIT - Government & Agency Portfolio, 0.118%, Institutional Class(h) (Cost - $22,227,885)	22,227,885

TIME DEPOSITS - 3.0%
1,917,554			ANZ National Bank - London, 0.010% due 6/1/20	1,917,554
5,558,503			Banco Santander SA - Frankfurt, 0.010% due 6/1/20	5,558,503
4,326,025			Barclays Bank PLC - London, 0.010% due 6/1/20	4,326,025
			BBH - Grand Cayman:
34,221			0.010% due 6/1/20	34,221
20,371	CAD		0.040% due 6/1/20	14,796
5,483,972			Citibank - New York, 0.010% due 6/1/20	5,483,973

			TOTAL TIME DEPOSITS (Cost - $17,335,072)	17,335,072

			TOTAL SHORT-TERM INVESTMENTS (Cost - $39,562,957)	39,562,957

			TOTAL INVESTMENTS - 103.0% (Cost - $504,339,579)	592,232,221

			Liabilities in Excess of Other Assets - (3.0)%	(17,066,679)

			TOTAL NET ASSETS - 100.0%	$575,165,542

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $612,854 and represents 0.1% of net assets.

(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.0%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2020, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$504,339,579	$126,930,394	$(38,502,342)	$88,428,052

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	21.0%
Health Care	19.9
Industrials	14.9
Financials	14.1
Consumer Discretionary	6.7
Real Estate	5.8
Materials	4.8
Consumer Staples	3.4
Utilities	3.0
Communication Services	2.5
Energy	0.9
Short-Term Investments	3.0

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2020, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Russell 2000 E-mini Index June Futures	21	6/20	$1,255,615	$1,462,440	$206,825
NASDAQ 100 E-mini Index June Futures	1	6/20	144,049	191,205	47,156
S&P MidCap 400 E-mini Index June Futures	9	6/20	1,304,641	1,586,070	281,429

					$535,410

At May 31, 2020, Small-Mid Cap Equity Fund had deposited cash of $274,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD — Canadian Dollar

USD — United States Dollar

See pages 260-262 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.3%
Argentina - 0.2%
6,415	Globant SA*	$899,447
1,724	MercadoLibre Inc.*	1,468,279
77,684	YPF SA, ADR	391,528

	Total Argentina	2,759,254

Australia - 3.2%
4,603	Afterpay Ltd.*	145,427
13,687	AGL Energy Ltd.	152,022
70,088	AMP Ltd.*	76,262
5,811	Ampol Ltd.	103,915
25,038	APA Group	192,559
42,856	Appen Ltd.	870,343
12,195	Aristocrat Leisure Ltd.	206,676
4,108	ASX Ltd.	239,717
9,100	Atlassian Corp. PLC, Class A Shares*	1,686,230
41,663	Aurizon Holdings Ltd.	131,015
36,895	AusNet Services, Class Miscella Shares	43,054
61,445	Australia & New Zealand Banking Group Ltd.	722,668
1,110,797	Beach Energy Ltd.	1,177,049
63,481	BHP Group Ltd.	1,484,271
170,365	BHP Group PLC	3,340,733
11,755	BlueScope Steel Ltd.	85,381
33,000	Brambles Ltd.	254,243
133,383	Charter Hall Group, REIT	854,234
2,392	CIMIC Group Ltd.	39,825
332,373	Cleanaway Waste Management Ltd.	428,104
11,895	Coca-Cola Amatil Ltd.	68,933
1,361	Cochlear Ltd.	175,222
28,307	Coles Group Ltd.	288,032
38,148	Commonwealth Bank of Australia	1,601,106
10,170	Computershare Ltd.	87,774
7,474	Crown Resorts Ltd.	47,850
38,249	CSL Ltd.	6,976,201
23,276	Dexus, REIT	138,402
34,893	Evolution Mining Ltd.	141,841
36,492	Fortescue Metals Group Ltd.	334,759
34,920	Goodman Group, REIT	353,915
45,131	GPT Group (The), REIT	118,785
49,041	Insurance Australia Group Ltd.	197,958
18,626	JB Hi-Fi Ltd.	456,230
14,273	LendLease Group	121,489
20,922	Macquarie Group Ltd.	1,512,885
14,869	Magellan Financial Group Ltd.	580,451
58,441	Medibank Pvt Ltd.	110,306
95,099	Mineral Resources Ltd.	1,179,436
83,120	Mirvac Group, REIT	128,634
69,105	National Australia Bank Ltd.	810,098
17,782	Newcrest Mining Ltd.	359,259
106,123	Northern Star Resources Ltd.	1,035,557
42,522	Oil Search Ltd.	97,093
8,577	Orica Ltd.	98,347
37,374	Origin Energy Ltd.	144,973
92,654	OZ Minerals Ltd.	575,308
18,281	Qantas Airways Ltd.	48,151
31,126	QBE Insurance Group Ltd.	180,845
3,834	Ramsay Health Care Ltd.	177,164
1,053	REA Group Ltd.	69,606

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.2% - (continued)
37,573	Santos Ltd.	$132,575
259,256	Saracen Mineral Holdings Ltd.*	874,253
111,490	Scentre Group, REIT	163,717
7,060	SEEK Ltd.	93,656
50,055	Seven Group Holdings Ltd.(a)	534,257
249,274	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	385,951
9,575	Sonic Healthcare Ltd.	179,961
104,884	South32 Ltd.	131,666
49,497	Stockland, REIT	116,291
26,756	Suncorp Group Ltd.	164,759
25,502	Sydney Airport	99,671
42,918	Tabcorp Holdings Ltd.	91,299
88,333	Telstra Corp., Ltd.	189,779
8,418	TPG Telecom Ltd.	47,253
59,375	Transurban Group	566,393
15,164	Treasury Wine Estates Ltd.	97,729
70,157	Vicinity Centres, REIT	74,462
3,114	Washington H Soul Pattinson & Co., Ltd.	39,338
24,572	Wesfarmers Ltd.	654,817
77,830	Westpac Banking Corp.	882,178
3,434	WiseTech Global Ltd.	46,748
20,888	Woodside Petroleum Ltd.	311,190
27,347	Woolworths Group Ltd.	640,343

	Total Australia	36,968,624

Austria - 0.3%
1,483	ANDRITZ AG*	55,730
110,565	Erste Group Bank AG*	2,439,049
3,061	OMV AG*	101,471
3,089	Raiffeisen Bank International AG	57,057
1,564	Verbund AG	69,825
2,612	Voestalpine AG	51,054

	Total Austria	2,774,186

Belgium - 0.9%
40,353	Ageas SA NV*	1,382,328
16,485	Anheuser-Busch InBev SA/NV	771,777
1,256	Colruyt SA	75,977
600	Elia System Operator SA*	70,336
8,790	Galapagos NV*(b)	1,798,997
1,712	Groupe Bruxelles Lambert SA	138,824
5,299	KBC Group NV	278,317
20,688	Ontex Group NV(a)	327,834
3,139	Proximus SADP	65,689
332	Sofina SA*	90,664
1,573	Solvay SA	120,080
1,160	Telenet Group Holding NV	47,647
20,496	UCB SA	2,054,392
50,501	Umicore SA	2,245,242
36,274	Warehouses de Pauw CVA, REIT	958,619

	Total Belgium	10,426,723

Brazil - 0.0%
43,403	B3 SA - Brasil Bolsa Balcao	370,622

Canada - 2.5%
135,375	Alimentation Couche-Tard Inc., Class B Shares	4,237,843
71,968	ARC Resources Ltd.	290,109
253,041	B2Gold Corp.	1,394,960
107,355	Barrick Gold Corp.	2,581,729
54,494	CAE Inc.	817,727
50,337	Cameco Corp.	547,163
20,908	Canada Goose Holdings Inc.*(a)	408,124
17,022	Canadian Apartment Properties REIT	580,341
17,158	Canadian Imperial Bank of Commerce	1,100,291

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 2.5% - (continued)
28,506	Canadian Western Bank	$467,715
10,026	Descartes Systems Group Inc. (The)*	477,997
71,244	Dollarama Inc.	2,415,507
187,124	Kinross Gold Corp.*	1,225,662
12,276	Kirkland Lake Gold Ltd.	473,011
20,783	Maple Leaf Foods Inc.	398,361
37,853	Northland Power Inc., Class Common S Shares	875,392
31,789	Nutrien Ltd.	1,085,185
36,447	Pan American Silver Corp.	1,071,862
69,650	Parex Resources Inc.*	783,107
59,188	Real Matters Inc.*	1,021,002
67,579	Saputo Inc.	1,660,515
2,392	Shopify Inc., Class A Shares*	1,815,491
29,554	Stantec Inc.	892,974
25,001	TFI International Inc.	757,221
38,221	Tourmaline Oil Corp.	379,767
86,065	Tricon Capital Group Inc.	505,088

	Total Canada	28,264,144

Chile - 0.1%
136,195	Antofagasta PLC	1,483,433

China - 1.6%
22,965	Alibaba Group Holding Ltd., ADR*	4,762,711
40,613	Baidu Inc., ADR*	4,327,315
823	BeiGene Ltd., ADR*	136,239
1,516,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	946,361
5,367,283	China Telecom Corp., Ltd., Class H Shares(c)	1,787,923
2,560,924	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	1,620,624
96,100	Tencent Holdings Ltd.	5,122,169
55,500	Yangzijiang Shipbuilding Holdings Ltd.	37,157

	Total China	18,740,499

Czech Republic - 0.1%
96,778	Avast PLC(d)	603,593

Denmark - 1.7%
2,639	Ambu AS, Class B Shares*	87,992
79	AP Moller - Maersk AS, Class A Shares	72,521
2,067	AP Moller - Maersk AS, Class B Shares	2,029,199
6,305	Ascendis Pharma AS, ADR*	917,315
21,782	Bavarian Nordic AS*	651,782
2,270	Carlsberg AS, Class B Shares	293,997
2,238	Chr Hansen Holding AS	217,110
2,521	Coloplast AS, Class B Shares	422,893
14,912	Danske Bank AS	185,131
2,342	Demant AS*	66,346
2,686	Drilling Co. of 1972 (The)*	58,907
4,611	DSV PANALPINA AS	489,064
1,381	Genmab AS*	425,452
18,625	GN Store Nord AS	1,008,287
1,585	H. Lundbeck AS	60,965
927	ISS AS	15,435
116,633	Novo Nordisk AS, Class B Shares	7,604,224
4,531	Novozymes AS, Class B Shares	248,257
4,133	Orsted AS(d)	486,597
2,052	Pandora AS	102,458
6,556	Royal Unibrew AS*	526,653
2,535	Tryg AS	71,160
31,858	Vestas Wind Systems AS	3,261,789

	Total Denmark	19,303,534

Finland - 0.8%
33,611	Adapteo OYJ	266,079
3,018	Elisa OYJ	189,353
9,425	Fortum OYJ	180,851

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Finland - 0.8% - (continued)
39,167	Kemira OYJ	$501,852
7,414	Kone OYJ, Class B Shares	497,716
2,207	Metso OYJ	71,817
9,326	Neste OYJ	377,860
686,660	Nokia OYJ	2,716,995
610	Nokian Renkaat OYJ	14,245
68,753	Nordea Bank Abp	466,427
2,435	Orion OYJ, Class B Shares	130,316
106,745	Outotec OYJ(a)	550,416
10,150	Sampo OYJ, Class A Shares	363,485
12,345	Stora Enso OYJ, Class R Shares	151,876
21,540	TietoEVRY OYJ	568,133
11,326	UPM-Kymmene OYJ	328,006
37,334	Valmet OYJ	973,395
52,804	Wartsila OYJ Abp	413,669

	Total Finland	8,762,491

France - 9.9%
3,725	Accor SA*	105,684
667	Aeroports de Paris	69,695
217,782	Air France-KLM*(a)	989,883
10,195	Air Liquide SA	1,387,436
72,901	Airbus SE	4,632,157
45,598	Alstom SA	1,925,791
6,020	Alten SA	484,760
20,592	Amundi SA(d)	1,536,320
11,603	Arkema SA	1,014,876
2,085	Atos SE*	158,012
127,794	AXA SA	2,338,764
878	BioMerieux	126,155
192,964	BNP Paribas SA	6,960,499
18,090	Bollore SA	51,802
4,752	Bouygues SA	146,019
6,234	Bureau Veritas SA	127,182
3,510	Capgemini SE	360,427
124,254	Carrefour SA	1,890,165
1,168	Casino Guichard Perrachon SA*(a)	43,935
124,054	Cie de Saint-Gobain	4,027,258
16,049	Cie Générale des Établissements Michelin SCA	1,626,353
3,081	CNP Assurances	32,556
1,144	Covivio, REIT	67,144
24,486	Credit Agricole SA*	214,299
86,542	Danone SA	5,932,526
61	Dassault Aviation SA*	52,147
14,830	Dassault Systemes SE	2,517,632
44,807	Edenred(a)(e)	1,876,469
15,411	Eiffage SA*	1,409,924
14,051	Electricite de France SA	124,761
231,884	Engie SA*	2,748,372
24,533	EssilorLuxottica SA*	3,168,132
742	Eurazeo SE*	36,179
969	Eutelsat Communications SA	9,672
18,056	Faurecia SE*	699,201
970	Gecina SA, REIT	125,061
9,277	Getlink SE*	134,082
7,698	Hermes International	6,418,115
633	ICADE, REIT	45,395
344	Iliad SA	60,691
1,284	Ingenico Group SA	178,181
794	Ipsen SA*	62,518
1,487	JCDecaux SA*	30,304
4,023	Kering SA	2,109,049

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 9.9% - (continued)
4,030	Klepierre SA, REIT	$76,573
12,081	Korian SA	435,685
15,909	La Francaise des Jeux SAEM(a)(d)	543,679
31,019	Legrand SA	2,119,213
10,226	L’Oréal SA	2,986,018
14,475	LVMH Moët Hennessy Louis Vuitton SE	6,061,826
17,973	Natixis SA*	40,092
19,167	Nexans SA	784,067
15,281	Nexity SA(a)	468,803
42,336	Orange SA	511,578
1,114	Orpea	130,590
4,595	Pernod Ricard SA	717,596
12,481	Peugeot SA	178,656
4,592	Publicis Groupe SA	130,642
518	Remy Cointreau SA	61,590
44,977	Renault SA	1,015,950
188,962	Rexel SA	1,913,040
9,067	Rubis SCA	433,769
6,945	Safran SA*	666,345
24,318	Sanofi	2,371,734
5,628	Sartorius Stedim Biotech	1,531,023
43,838	Schneider Electric SE	4,373,564
38,969	SCOR SE*	964,836
16,725	Seb Prime Fidelite*	2,291,096
5,377	SEB SA	738,913
3,750	SEB SA*(b)(e)	513,699
103,237	Societe Generale SA	1,527,848
1,877	Sodexo SA	126,638
5,384	SOITEC*	525,171
7,252	Suez SA	82,552
10,770	Teleperformance*	2,556,838
2,261	Thales SA	173,279
235,829	TOTAL SA	8,867,217
38,681	Ubisoft Entertainment SA*	3,004,579
2,936	Unibail-Rodamco-Westfield, REIT	156,104
5,014	Valeo SA*	124,068
11,436	Veolia Environnement SA	251,057
19,928	Vinci SA	1,847,864
18,192	Vivendi SA	414,198
575	Wendel SA*	52,930
43,739	Worldline SA*(d)	3,285,181

	Total France	113,111,684

Germany - 9.3%
11,180	adidas AG*	2,931,891
35,362	Allianz SE, Class Registered Shares	6,416,816
58,891	alstria office REIT-AG	857,259
9,340	Aurubis AG	541,077
146,211	BASF SE	7,885,272
72,271	Bayer AG, Class Registered Shares	4,827,710
45,416	Bayerische Motoren Werke AG	2,644,037
6,565	Bechtle AG	1,149,473
17,856	Beiersdorf AG	1,864,401
11,597	Brenntag AG	608,196
8,608	Carl Zeiss Meditec AG	882,720
113,762	CECONOMY AG*	335,644
23,251	Commerzbank AG	90,707
18,839	Continental AG*	1,843,206
3,689	Covestro AG(d)	136,772
78,158	Daimler AG, Class Registered Shares	2,888,408
2,758	Delivery Hero SE*(d)	262,791
41,665	Deutsche Bank AG, Class Registered Shares*	348,116

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 9.3% - (continued)
4,111	Deutsche Boerse AG	$677,443
5,015	Deutsche Lufthansa AG, Class Registered Shares*	50,723
59,294	Deutsche Pfandbriefbank AG(d)	407,937
146,523	Deutsche Post AG, Class Registered Shares	4,539,314
71,825	Deutsche Telekom AG, Class Registered Shares	1,114,832
67,644	Deutsche Wohnen SE	3,025,732
12,297	DWS Group GmbH & Co. KGaA(d)	463,344
48,878	E.ON SE	517,361
37,089	Encavis AG	505,607
4,450	Evonik Industries AG	109,274
927	Fraport AG Frankfurt Airport Services Worldwide*	46,057
42,233	Fresenius Medical Care AG & Co. KGaA	3,528,568
30,668	Fresenius SE & Co. KGaA	1,463,075
79,389	GEA Group AG	2,356,531
8,897	Gerresheimer AG	755,296
1,280	Hannover Rueck SE	205,386
3,158	HeidelbergCement AG*	156,331
24,522	HelloFresh SE*	999,572
2,205	Henkel AG & Co. KGaA*	175,393
631	Hochtief AG	55,279
419,683	Infineon Technologies AG	8,747,251
13,057	KION Group AG*	725,354
15,819	Knorr-Bremse AG	1,668,217
1,934	Lanxess AG*	99,652
1,189	LEG Immobilien AG	147,935
2,858	Merck KGaA	328,583
43,585	METRO AG	407,432
1,107	MTU Aero Engines AG	177,675
3,124	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	709,297
995	Nemetschek SE*	78,313
1,758	Puma SE	124,833
5,950	Rheinmetall AG	480,344
42,359	RWE AG	1,395,610
14,195	Salzgitter AG	191,350
130,217	SAP SE	16,214,053
2,319	Scout24 AG(d)	176,985
88,447	Siemens AG, Class Registered Shares	9,654,782
62,663	Siemens Healthineers AG(d)	3,239,095
40,015	Suedzucker AG	596,433
2,854	Symrise AG, Class A Shares*	311,472
46,386	TAG Immobilien AG	1,078,090
2,801	TeamViewer AG*	142,270
23,429	Telefonica Deutschland Holding AG	72,101
7,526	ThyssenKrupp AG*	50,566
2,754	TUI AG	14,992
4,271	Uniper SE	132,756
2,060	United Internet AG, Class Registered Shares	83,183
689	Volkswagen AG	108,483
10,932	Vonovia SE	630,731
2,491	Wirecard AG	262,627
3,269	Zalando SE*(d)	220,017

	Total Germany	105,938,033

Hong Kong - 2.3%
732,400	AIA Group Ltd.	5,970,983
6,400	ASM Pacific Technology Ltd.	58,429
32,200	Bank of East Asia Ltd. (The)	58,273
509,500	BOC Hong Kong Holdings Ltd.	1,430,019
37,100	Budweiser Brewing Co. APAC Ltd.(d)	104,505
232,000	China Mengniu Dairy Co., Ltd.*	834,472
291,576	China Mobile Ltd.	2,048,756
2,857,394	China Unicom Hong Kong Ltd.*	1,663,251

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.3% - (continued)
267,275	CK Asset Holdings Ltd.	$1,469,143
57,500	CK Hutchison Holdings Ltd.	355,180
15,000	CK Infrastructure Holdings Ltd.	75,117
35,000	CLP Holdings Ltd.	343,490
6,700	Dairy Farm International Holdings Ltd.	28,348
48,000	Galaxy Entertainment Group Ltd.	327,434
43,000	Hang Lung Properties Ltd.	90,685
16,200	Hang Seng Bank Ltd.	247,132
29,894	Henderson Land Development Co., Ltd.	107,373
53,500	HK Electric Investments & HK Electric Investments Ltd.	53,116
80,000	HKT Trust & HKT Ltd., Class Miscella Shares	114,140
224,381	Hong Kong & China Gas Co., Ltd.	379,538
59,019	Hong Kong Exchanges & Clearing Ltd.	2,064,954
23,600	Hongkong Land Holdings Ltd.	89,051
4,700	Jardine Matheson Holdings Ltd.	189,091
59,332	Jardine Strategic Holdings Ltd.	1,187,073
14,500	Kerry Properties Ltd.	34,516
44,500	Link REIT	335,062
239,000	Melco International Development Ltd.	456,392
5,159	Melco Resorts & Entertainment Ltd., ADR	82,699
35,500	MTR Corp., Ltd.	171,258
130,679	New World Development Co., Ltd.	132,201
36,750	NWS Holdings Ltd.	28,934
95,000	PCCW Ltd.	52,191
29,500	Power Assets Holdings Ltd.	165,298
64,646	Sino Land Co., Ltd.	75,534
42,000	SJM Holdings Ltd.	47,184
28,000	Sun Hung Kai Properties Ltd.	323,898
10,000	Swire Pacific Ltd., Class A Shares	52,431
24,800	Swire Properties Ltd.	55,233
217,000	Techtronic Industries Co., Ltd.	1,888,545
804,000	Towngas China Co., Ltd.*(a)	371,334
510,000	United Laboratories International Holdings Ltd. (The)	455,278
2,145,000	WH Group Ltd.(d)	1,860,499
24,000	Wharf Real Estate Investment Co., Ltd.(a)	92,660
17,000	Wheelock & Co., Ltd.	115,315
396,000	Xinyi Glass Holdings Ltd.	419,784

	Total Hong Kong	26,505,799

India - 0.2%
316,092	Canara Bank*	351,161
60,128	HDFC Bank Ltd.	754,595
117,506	NTPC Ltd.	150,317
533,074	Oil & Natural Gas Corp., Ltd.	587,529
254,488	Zee Entertainment Enterprises Ltd.	616,587

	Total India	2,460,189

Indonesia - 0.1%
590,200	Bank Central Asia Tbk PT	1,050,097
1,223,231	Bank Mandiri Persero Tbk PT	375,380

	Total Indonesia	1,425,477

Ireland - 1.4%
2,531	AerCap Holdings NV*	81,599
523,781	AIB Group PLC*	584,196
382,654	Bank of Ireland Group PLC	685,969
17,203	CRH PLC	562,916
118,816	Dalata Hotel Group PLC(e)	430,517
2,088	DCC PLC	174,348
19,683	Experian PLC	687,128
20,296	Flutter Entertainment PLC	2,589,320
121,482	James Hardie Industries PLC, CDI	2,076,687
3,371	Kerry Group PLC, Class A Shares	418,811
3,262	Kingspan Group PLC	201,935

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 1.4% - (continued)
21,150	Medtronic PLC	$2,084,967
60,621	Ryanair Holdings PLC, ADR*	4,350,769
4,796	Smurfit Kappa Group PLC	156,754
96,700	UDG Healthcare PLC	878,775

	Total Ireland	15,964,691

Isle of Man - 0.2%
222,168	GVC Holdings PLC	2,186,400

Israel - 0.3%
922	Azrieli Group Ltd.	48,361
24,083	Bank Hapoalim BM	149,223
31,114	Bank Leumi Le-Israel BM	166,238
12,913	Check Point Software Technologies Ltd.*	1,416,169
804	CyberArk Software Ltd.*	83,439
515	Elbit Systems Ltd.	72,126
14,106	ICL Group Ltd.	48,828
132,505	Israel Discount Bank Ltd., Class A Shares	424,748
3,396	Mizrahi Tefahot Bank Ltd.	67,187
1,319	Nice Ltd.*	244,836
23,175	Teva Pharmaceutical Industries Ltd., ADR*	290,383
1,031	Wix.com Ltd.*	229,222

	Total Israel	3,240,760

Italy - 2.5%
45,472	ACEA SpA	882,250
23,252	Amplifon SpA	647,705
102,159	Assicurazioni Generali SpA	1,422,679
10,514	Atlantia SpA*	171,402
70,695	Banca Mediolanum SpA	472,361
130,448	BPER Banca(a)	312,554
38,960	Buzzi Unicem SpA	777,691
204,290	Davide Campari-Milano SpA	1,662,794
5,422	DiaSorin SpA*	1,138,247
239,822	Enel SpA	1,845,534
316,441	Eni SpA	2,870,557
2,716	Ferrari NV	460,049
112,527	FinecoBank Banca Fineco SpA	1,320,608
70,557	Infrastrutture Wireless Italiane SpA(d)	719,878
16,015	Interpump Group SpA	480,051
324,140	Intesa Sanpaolo SpA	562,255
8,628	Leonardo SpA*	53,991
12,456	Mediobanca Banca di Credito Finanziario SpA(a)	81,216
4,213	Moncler SpA	157,343
6,764	Nexi SpA*(d)	110,904
7,555	Pirelli & C SpA*(d)	33,799
12,127	Poste Italiane SpA(d)	106,828
78,735	Prysmian SpA	1,682,404
2,219	Recordati SpA	101,145
5,071	Reply SpA	444,537
317,993	Saipem SpA	757,694
43,224	Snam SpA	201,575
140,834	Telecom Italia SpA	54,455
193,570	Telecom Italia SpA*	71,655
29,857	Terna Rete Elettrica Nazionale SpA	202,037
1,082,650	UniCredit SpA	9,278,602

	Total Italy	29,084,800

Japan - 19.5%
800	ABC-Mart Inc.	48,657
8,800	Acom Co., Ltd.	35,881
29,100	Adastria Co., Ltd.	474,185
14,700	Advantest Corp.	727,084
13,900	Aeon Co., Ltd.	307,658
2,500	Aeon Mall Co., Ltd.	35,194

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
4,100	AGC Inc.	$116,243
4,400	Air Water Inc.	63,956
3,400	Aisin Seiki Co., Ltd.	107,300
10,100	Ajinomoto Co., Inc.	172,277
3,800	Alfresa Holdings Corp.	76,688
7,500	Amada Co., Ltd.	66,972
2,200	ANA Holdings Inc.	53,136
42,800	Anritsu Corp.(a)	844,130
2,600	Aozora Bank Ltd.	48,378
8,300	Asahi Group Holdings Ltd.	312,992
4,100	Asahi Intecc Co., Ltd.	125,639
26,600	Asahi Kasei Corp.	210,135
13,000	ASKUL Corp.	392,513
40,100	Astellas Pharma Inc.	712,846
4,200	Bandai Namco Holdings Inc.	233,928
1,000	Bank of Kyoto Ltd. (The)	35,960
7,000	BayCurrent Consulting Inc.	492,639
7,953	Benesse Holdings Inc.	215,485
12,100	Bridgestone Corp.	402,043
5,200	Brother Industries Ltd.	98,069
1,700	Calbee Inc.	49,154
59,039	Canon Inc.	1,210,820
23,200	Capcom Co., Ltd.	819,614
4,100	Casio Computer Co., Ltd.	72,291
3,100	Central Japan Railway Co.	530,937
11,200	Chiba Bank Ltd. (The)	53,290
71,426	Chiyoda Corp.*	179,351
13,700	Chubu Electric Power Co., Inc.	184,537
4,800	Chugai Pharmaceutical Co., Ltd.	708,360
6,700	Chugoku Electric Power Co., Inc. (The)	92,009
171,306	Citizen Watch Co., Ltd.	613,147
2,300	Coca-Cola Bottlers Japan Holdings Inc.	45,727
22,500	Concordia Financial Group Ltd.	73,609
400	Cosmos Pharmaceutical Corp.*	57,379
2,100	CyberAgent Inc.	105,903
5,200	Dai Nippon Printing Co., Ltd.	118,317
4,800	Daicel Corp.	40,672
2,100	Daifuku Co., Ltd.	163,487
16,000	Daihen Corp.	537,104
133,163	Dai-ichi Life Holdings Inc.	1,737,003
12,200	Daiichi Sankyo Co., Ltd.	1,142,944
19,100	Daikin Industries Ltd.	2,812,332
21,400	Daiseki Co., Ltd.	558,673
1,500	Daito Trust Construction Co., Ltd.	158,590
12,000	Daiwa House Industry Co., Ltd.	298,256
42	Daiwa House REIT Investment Corp., Class A Shares	103,900
31,700	Daiwa Securities Group Inc.	131,570
67,178	DeNA Co., Ltd.	923,189
17,300	Denka Co., Ltd.	424,224
9,200	Denso Corp.	353,142
4,900	Dentsu Group Inc.	131,455
21,900	Dip Corp.	517,903
600	Disco Corp.	134,215
6,600	East Japan Railway Co.	517,894
41,900	Eiken Chemical Co., Ltd.	715,586
17,568	Eisai Co., Ltd.	1,377,157
3,300	Electric Power Development Co., Ltd.	62,293
5,200	FamilyMart Co., Ltd.	97,606
37,500	FANUC Corp.	6,695,983
1,300	Fast Retailing Co., Ltd.	731,429
37,600	Fuji Corp.	694,008

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
2,600	Fuji Electric Co., Ltd.	$69,610
36,226	Fuji Media Holdings Inc.	364,128
7,600	FUJIFILM Holdings Corp.	351,131
13,509	Fujitsu Ltd.	1,393,199
3,500	Fukuoka Financial Group Inc.	57,013
25,900	FULLCAST Holdings Co., Ltd.	380,897
15,400	Fuso Chemical Co., Ltd.	574,580
78	GLP J-REIT	103,933
1,000	GMO Payment Gateway Inc.	112,648
155,097	Gree Inc.	636,708
5,400	Hakuhodo DY Holdings Inc.	67,182
3,000	Hamamatsu Photonics KK	135,966
4,900	Hankyu Hanshin Holdings Inc.	181,123
500	Hikari Tsushin Inc.	109,687
92,190	Hino Motors Ltd.	624,654
745	Hirose Electric Co., Ltd.	89,061
1,100	Hisamitsu Pharmaceutical Co., Inc.	55,495
2,600	Hitachi Chemical Co., Ltd.	111,231
2,300	Hitachi Construction Machinery Co., Ltd.	60,517
125,300	Hitachi Ltd.	4,021,760
4,900	Hitachi Metals Ltd.	56,569
194,950	Honda Motor Co., Ltd.	5,043,335
1,200	Hoshizaki Corp.	96,960
49,700	Hoya Corp.	4,664,974
6,400	Hulic Co., Ltd.	64,825
3,937	Idemitsu Kosan Co., Ltd.	87,435
3,400	Iida Group Holdings Co., Ltd.	50,542
262,770	Inpex Corp.	1,834,902
19,800	Internet Initiative Japan Inc.	699,905
1,340	Invincible Investment Corp., REIT	340,326
7,100	Isetan Mitsukoshi Holdings Ltd.	47,571
102,800	Isuzu Motors Ltd.	964,384
1,200	Ito En Ltd.	68,765
29,300	ITOCHU Corp.	628,865
2,000	Itochu Techno-Solutions Corp.	67,652
2,800	Japan Airlines Co., Ltd.	55,100
1,000	Japan Airport Terminal Co., Ltd.	44,061
10,800	Japan Exchange Group Inc.	232,313
32,400	Japan Lifeline Co., Ltd.	437,177
8,300	Japan Post Bank Co., Ltd.	68,591
33,400	Japan Post Holdings Co., Ltd.	243,229
4,300	Japan Post Insurance Co., Ltd.	54,661
15	Japan Prime Realty Investment Corp., REIT	45,832
27	Japan Real Estate Investment Corp., REIT	147,471
62	Japan Retail Fund Investment Corp., REIT	81,979
25,500	Japan Tobacco Inc.	505,995
11,400	JFE Holdings Inc.	83,886
135,699	JGC Holdings Corp.	1,462,269
70,164	JSR Corp.	1,377,276
4,900	JTEKT Corp.	39,596
65,150	JXTG Holdings Inc.	250,738
9,200	Kajima Corp.	104,449
3,200	Kakaku.com Inc.	77,511
2,600	Kamigumi Co., Ltd.	50,854
20,600	Kanamoto Co., Ltd.	444,393
14,900	Kansai Electric Power Co., Inc. (The)	148,517
3,800	Kansai Paint Co., Ltd.	78,768
10,400	Kao Corp.	834,886
3,000	Kawasaki Heavy Industries Ltd.	47,586
100,600	KDDI Corp.	2,929,426
2,000	Keihan Holdings Co., Ltd.	95,055

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
4,400	Keikyu Corp.	$73,578
2,200	Keio Corp.	130,751
2,700	Keisei Electric Railway Co., Ltd.	88,681
107	Kenedix Office Investment Corp., REIT, Class A Shares	594,585
18,000	Keyence Corp.	7,412,898
3,000	Kikkoman Corp.	151,122
3,600	Kintetsu Group Holdings Co., Ltd.	176,815
17,500	Kirin Holdings Co., Ltd.	358,716
1,100	Kobayashi Pharmaceutical Co., Ltd.	98,006
1,300	Kobe Bussan Co., Ltd.*	67,263
2,300	Koito Manufacturing Co., Ltd.	97,540
105,500	Komatsu Ltd.	2,137,204
2,100	Konami Holdings Corp.	73,872
800	Kose Corp.	100,284
94,100	Kubota Corp.	1,266,975
20,000	Kumagai Gumi Co., Ltd.	489,463
6,300	Kuraray Co., Ltd.	66,260
2,300	Kurita Water Industries Ltd.	63,832
6,800	Kyocera Corp.	368,428
5,800	Kyowa Hakko Kirin Co., Ltd.	157,433
8,000	Kyushu Electric Power Co., Inc.	66,545
3,400	Kyushu Railway Co.	96,420
32,500	Lasertec Corp.	2,674,159
1,100	Lawson Inc.	60,849
1,300	LINE Corp.*	64,877
17,700	Lintec Corp.	421,528
4,700	Lion Corp.	107,523
5,300	LIXIL Group Corp.	74,089
9,400	M3 Inc.	379,041
71,600	Maeda Corp.	562,028
4,800	Makita Corp.	162,805
36,200	Marubeni Corp.	176,040
3,800	Marui Group Co., Ltd.	68,623
1,100	Maruichi Steel Tube Ltd.	28,180
11,400	Matsumotokiyoshi Holdings Co., Ltd.	425,941
12,100	Mazda Motor Corp.	77,491
1,400	McDonald’s Holdings Co. Japan Ltd.	74,469
21,610	Mebuki Financial Group Inc.	48,963
3,900	Medipal Holdings Corp.	77,411
2,400	MEIJI Holdings Co., Ltd.	180,649
1,900	Mercari Inc.*	56,698
7,700	MINEBEA MITSUMI Inc.	135,408
78,800	MISUMI Group Inc.	2,094,909
27,200	Mitsubishi Chemical Holdings Corp.	160,283
29,300	Mitsubishi Corp.	684,447
38,700	Mitsubishi Electric Corp.	510,253
115,780	Mitsubishi Estate Co., Ltd.	1,843,377
3,700	Mitsubishi Gas Chemical Co., Inc.	55,175
35,026	Mitsubishi Heavy Industries Ltd.	907,095
2,400	Mitsubishi Materials Corp.	54,699
266,590	Mitsubishi Motors Corp.	753,041
264,400	Mitsubishi UFJ Financial Group Inc.	1,091,100
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	50,359
36,000	Mitsui & Co., Ltd.	546,837
3,900	Mitsui Chemicals Inc.	81,164
20,000	Mitsui Fudosan Co., Ltd.	385,394
1,900	Miura Co., Ltd.*	81,042
523,500	Mizuho Financial Group Inc.	654,059
2,700	MonotaRO Co., Ltd.	98,155
10,100	MS&AD Insurance Group Holdings Inc.	296,946
98,800	Murata Manufacturing Co., Ltd.	5,522,373

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
71,900	Nabtesco Corp.	$2,235,362
3,900	Nagoya Railroad Co., Ltd.	117,679
5,300	NEC Corp.	238,121
21,900	NET One Systems Co., Ltd.	663,208
84,900	Nexon Co., Ltd.	1,770,146
5,800	NGK Insulators Ltd.	85,116
3,800	NGK Spark Plug Co., Ltd.	61,350
1,700	NH Foods Ltd.	62,860
22,100	Nichirei Corp.	622,527
40,700	Nidec Corp.	2,504,993
54,800	Nihon M&A Center Inc.	2,204,395
120,900	Nikon Corp.	1,111,973
6,500	Nintendo Co., Ltd.	2,627,014
146	Nippon Accommodations Fund Inc., REIT, Class A Shares	885,293
28	Nippon Building Fund Inc., REIT	175,715
1,800	Nippon Express Co., Ltd.	92,647
3,100	Nippon Paint Holdings Co., Ltd.	215,724
47	Nippon Prologis REIT Inc.	132,563
900	Nippon Shinyaku Co., Ltd.	77,553
17,100	Nippon Steel Corp.	157,714
154,700	Nippon Suisan Kaisha Ltd.	717,112
27,900	Nippon Telegraph & Telephone Corp.	631,694
70,319	Nippon Television Holdings Inc.	812,277
3,300	Nippon Yusen KK	47,637
2,500	Nissan Chemical Corp.	110,491
347,570	Nissan Motor Co., Ltd.	1,294,630
3,900	Nisshin Seifun Group Inc.	60,811
1,300	Nissin Foods Holdings Co., Ltd.	108,604
13,100	Nitori Holdings Co., Ltd.	2,376,035
30,460	Nitto Denko Corp.	1,650,066
336,812	Nomura Holdings Inc.	1,448,701
2,700	Nomura Real Estate Holdings Inc.	50,050
87	Nomura Real Estate Master Fund Inc., REIT	107,175
7,180	Nomura Research Institute Ltd.	189,927
239,500	North Pacific Bank Ltd.	451,559
7,500	NSK Ltd.	54,938
13,400	NTT Data Corp.	155,047
25,200	NTT DOCOMO Inc.	689,181
13,400	Obayashi Corp.	124,143
1,500	Obic Co., Ltd.	260,247
6,300	Odakyu Electric Railway Co., Ltd.	157,310
19,600	Oji Holdings Corp.	98,160
25,600	Olympus Corp.	445,418
3,900	Omron Corp.	258,845
7,800	Ono Pharmaceutical Co., Ltd.	222,917
31,500	Open House Co., Ltd.	872,288
800	Oracle Corp. Japan	93,512
4,300	Oriental Land Co., Ltd.	623,682
110,900	ORIX Corp.	1,473,088
55	Orix JREIT Inc.	79,649
8,000	Osaka Gas Co., Ltd.	159,895
2,200	Otsuka Corp.	106,253
8,300	Otsuka Holdings Co., Ltd.	375,083
18,100	PALTAC Corp.	887,551
9,400	Pan Pacific International Holdings Corp.	189,495
46,900	Panasonic Corp.	419,705
2,500	Park24 Co., Ltd.	48,591
129,900	Penta-Ocean Construction Co., Ltd.	678,350
2,000	PeptiDream Inc.*	89,816
4,200	Persol Holdings Co., Ltd.	55,633
2,400	Pigeon Corp.	93,597

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
2,000	Pola Orbis Holdings Inc.	$38,935
18,300	Rakuten Inc.	165,954
92,100	Recruit Holdings Co., Ltd.	3,177,646
16,300	Renesas Electronics Corp.*	84,774
122,100	Rengo Co., Ltd.	965,937
544,540	Resona Holdings Inc.	1,962,044
27,900	Resorttrust Inc.	350,545
14,200	Ricoh Co., Ltd.	105,046
800	Rinnai Corp.	67,375
2,000	Rohm Co., Ltd.	134,834
5,000	Ryohin Keikaku Co., Ltd.	75,717
12,000	Sankyu Inc.	490,008
123,100	Santen Pharmaceutical Co., Ltd.	2,274,249
64,000	Sanwa Holdings Corp.	549,677
14,200	Sawai Pharmaceutical Co., Ltd.	782,993
5,000	SBI Holdings Inc.	107,322
1,100	SCSK Corp.	53,753
4,500	Secom Co., Ltd.	390,064
3,800	Sega Sammy Holdings Inc.	49,557
4,200	Seibu Holdings Inc.	54,914
5,600	Seiko Epson Corp.	63,190
52,700	Seino Holdings Co., Ltd.	721,344
95,100	Sekisui Chemical Co., Ltd.	1,329,766
13,200	Sekisui House Ltd.	251,664
16,000	Seven & i Holdings Co., Ltd.	547,703
11,900	Seven Bank Ltd.	33,928
3,600	SG Holdings Co., Ltd.	117,464
4,700	Sharp Corp.	51,000
27,900	Shiga Bank Ltd. (The)	649,557
5,000	Shimadzu Corp.	135,404
25,806	Shimamura Co., Ltd.	1,816,575
1,600	Shimano Inc.	294,225
12,500	Shimizu Corp.	105,905
7,700	Shin-Etsu Chemical Co., Ltd.	903,529
4,700	Shinsei Bank Ltd.	60,045
5,700	Shionogi & Co., Ltd.	336,796
16,800	Ship Healthcare Holdings Inc.	726,882
8,500	Shiseido Co., Ltd.	518,868
9,700	Shizuoka Bank Ltd. (The)	61,810
2,700	Showa Denko KK	64,624
5,200	SMC Corp.	2,617,621
41,300	Softbank Corp.	523,576
33,800	SoftBank Group Corp.	1,518,140
1,400	Sohgo Security Services Co., Ltd.	68,908
30,100	Sompo Holdings Inc.	1,071,728
74,400	Sony Corp.	4,751,006
3,600	Sony Financial Holdings Inc.	86,831
1,900	Square Enix Holdings Co., Ltd.	92,276
2,600	Stanley Electric Co., Ltd.	63,301
22,200	Starts Corp., Inc.	451,687
13,100	Subaru Corp.	289,480
5,600	SUMCO Corp.	85,992
30,200	Sumitomo Chemical Co., Ltd.	93,758
25,200	Sumitomo Corp.	303,895
3,900	Sumitomo Dainippon Pharma Co., Ltd.	55,195
16,000	Sumitomo Electric Industries Ltd.	186,582
34,300	Sumitomo Forestry Co., Ltd.	436,919
2,500	Sumitomo Heavy Industries Ltd.	57,169
4,900	Sumitomo Metal Mining Co., Ltd.	136,676
212,455	Sumitomo Mitsui Financial Group Inc.	6,155,107
68,711	Sumitomo Mitsui Trust Holdings Inc.	2,024,695

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
7,100	Sumitomo Realty & Development Co., Ltd.	$196,936
3,600	Sumitomo Rubber Industries Ltd.	36,651
1,700	Sundrug Co., Ltd.	57,277
2,800	Suntory Beverage & Food Ltd.	114,419
43,900	Sushiro Global Holdings Ltd.	934,140
1,400	Suzuken Co., Ltd.	50,902
52,600	Suzuki Motor Corp.	1,830,827
3,600	Sysmex Corp.	287,824
290,305	T&D Holdings Inc.	2,626,130
2,700	Taiheiyo Cement Corp.	63,923
4,300	Taisei Corp.	149,427
900	Taisho Pharmaceutical Holdings Co., Ltd.	57,175
2,800	Taiyo Nippon Sanso Corp.	47,130
22,300	Taiyo Yuden Co., Ltd.	621,930
34,600	Takasago Thermal Engineering Co., Ltd.	586,373
344,094	Takeda Pharmaceutical Co., Ltd.	13,398,213
2,700	TDK Corp.	253,092
8,100	TechnoPro Holdings Inc.	486,339
4,100	Teijin Ltd.	67,172
59,300	Terumo Corp.	2,330,945
46,170	THK Co., Ltd.	1,202,347
84,600	TIS Inc.	1,806,110
4,100	Tobu Railway Co., Ltd.	145,412
74,400	Toda Corp.	458,930
2,300	Toho Co., Ltd.	84,576
1,500	Toho Gas Co., Ltd.	73,792
9,100	Tohoku Electric Power Co., Inc.	94,273
13,600	Tokio Marine Holdings Inc.	589,578
800	Tokyo Century Corp.	34,843
32,400	Tokyo Electric Power Co. Holdings Inc.*	109,205
3,300	Tokyo Electron Ltd.	659,694
8,000	Tokyo Gas Co., Ltd.	190,919
82,200	Tokyo Steel Manufacturing Co., Ltd.	532,749
10,600	Tokyu Corp.	168,141
12,100	Tokyu Fudosan Holdings Corp.	61,432
5,800	Toppan Printing Co., Ltd.	99,322
29,400	Toray Industries Inc.	143,173
8,200	Toshiba Corp.	224,327
5,500	Tosoh Corp.	76,556
3,000	TOTO Ltd.	118,859
1,800	Toyo Suisan Kaisha Ltd.	93,918
55,300	Toyo Tire Corp.	785,690
1,200	Toyoda Gosei Co., Ltd.	25,684
3,100	Toyota Industries Corp.	158,634
91,300	Toyota Motor Corp.	5,728,469
4,500	Toyota Tsusho Corp.	114,188
3,000	Trend Micro Inc.	165,021
800	Tsuruha Holdings Inc.	118,229
8,600	Unicharm Corp.	320,131
59	United Urban Investment Corp., REIT	62,665
5,000	USS Co., Ltd.	87,198
900	Welcia Holdings Co., Ltd.	75,435
3,500	West Japan Railway Co.	225,990
2,500	Yakult Honsha Co., Ltd.	153,176
16,100	Yamada Denki Co., Ltd.	78,339
3,000	Yamaha Corp.	146,109
5,900	Yamaha Motor Co., Ltd.	85,288
6,500	Yamato Holdings Co., Ltd.	143,999
2,300	Yamazaki Baking Co., Ltd.	41,155
6,300	Yaoko Co., Ltd.	411,496
48,100	Yaskawa Electric Corp.	1,730,969

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.5% - (continued)
4,400	Yokogawa Electric Corp.	$63,494
2,400	Yokohama Rubber Co., Ltd. (The)	36,303
383,363	Z Holdings Corp.	1,567,838
22,000	Zenkoku Hosho Co., Ltd.	847,512
2,100	ZOZO Inc.	38,719

	Total Japan	223,338,344

Jersey Channel Islands - 0.0%
224,341	Centamin PLC	458,266

Jordan - 0.1%
35,864	Hikma Pharmaceuticals PLC	1,141,714

Luxembourg - 0.1%
15,865	ArcelorMittal SA*	152,912
25,888	Aroundtown SA	142,348
284	Eurofins Scientific SE	192,372
527	Millicom International Cellular SA, ADR	12,710
18,376	RTL Group SA	623,328
8,292	SES SA, FDR, Class A Shares	61,452
10,817	Tenaris SA	67,573

	Total Luxembourg	1,252,695

Macau - 0.0%
86,800	Sands China Ltd.	341,327
33,200	Wynn Macau Ltd.	56,394

	Total Macau	397,721

Malaysia - 0.1%
774,578	CIMB Group Holdings Bhd	673,357

Mexico - 0.1%
298,824	Grupo Financiero Banorte SAB de CV, Class O Shares	910,449

Netherlands - 4.7%
100,657	Aalberts NV	2,770,705
183,285	ABN AMRO Group NV, Dutch Certificate, GDR(d)	1,476,196
1,554	Adyen NV*(d)	2,044,551
37,524	Aegon NV	100,874
73,116	Akzo Nobel NV	6,001,703
13,050	Altice Europe NV*	52,577
3,444	Argenx SE*(b)	736,045
11,200	ASM International NV	1,309,503
40,486	ASML Holding NV	13,253,769
24,134	ASR Nederland NV	665,694
11,526	Boskalis Westminster(a)	213,927
13,672	Euronext NV(d)	1,263,285
2,286	EXOR NV	123,765
15,943	Flow Traders(d)	557,768
2,445	Heineken Holding NV	201,929
5,656	Heineken NV	519,899
1,006,616	ING Groep NV	6,536,528
32,248	Intertrust NV(d)	511,111
10,994	JDE Peet’s BV*	437,407
6,621	Just Eat Takeaway.com NV*(d)	720,966
23,358	Koninklijke Ahold Delhaize NV	593,300
3,850	Koninklijke DSM NV	494,144
75,808	Koninklijke KPN NV	186,160
63,509	Koninklijke Philips NV	2,893,323
1,492	Koninklijke Vopak NV	81,922
6,561	NN Group NV	203,378
2,373	NXP Semiconductors NV	228,045
330,350	PostNL NV	493,208
10,503	Prosus NV*	874,503
5,115	QIAGEN NV*	223,275
2,400	Randstad NV	101,027
88,710	Royal Dutch Shell PLC, Class A Shares	1,389,789
269,137	Royal Dutch Shell PLC, Class B Shares	4,106,443

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.7% - (continued)
42,525	SBM Offshore NV	$583,766
21,560	Signify NV*(d)	462,413
1,065	TKH Group NV, Dutch Certificate	37,707
382,545	VEON Ltd., ADR	569,992
5,927	Wolters Kluwer NV	473,610

	Total Netherlands	53,494,207

New Zealand - 0.4%
15,616	a2 Milk Co., Ltd.*	184,628
26,866	Auckland International Airport Ltd.	108,513
12,189	Fisher & Paykel Healthcare Corp., Ltd.	227,232
17,295	Mercury NZ Ltd.	49,951
27,194	Meridian Energy Ltd.	80,614
8,488	Ryman Healthcare Ltd.	63,749
38,983	Spark New Zealand Ltd.	107,168
57,157	Xero Ltd.*	3,214,903

	Total New Zealand	4,036,758

Norway - 0.8%
692	Aker BP ASA	11,188
151,112	DNB ASA	2,065,037
309,115	Equinor ASA	4,511,834
4,683	Gjensidige Forsikring ASA	85,168
9,327	Mowi ASA	176,278
606,385	Norsk Hydro ASA	1,547,509
15,938	Orkla ASA	143,494
2,325	Schibsted ASA, Class B Shares	55,959
63,924	Sparebanken Vest	395,375
15,305	Telenor ASA	232,583
3,757	Yara International ASA	129,061

	Total Norway	9,353,486

Portugal - 0.0%
54,315	EDP - Energias de Portugal SA	255,723
10,637	Galp Energia SGPS SA	127,107
5,342	Jeronimo Martins SGPS SA*	91,461

	Total Portugal	474,291

Russia - 0.3%
8,934	Evraz PLC	31,403
250,949	Gazprom PJSC, ADR	1,403,402
6,597	LUKOIL PJSC, ADR	496,688
78,426	Sberbank of Russia PJSC, ADR	897,193

	Total Russia	2,828,686

Singapore - 0.4%
67,676	Ascendas Real Estate Investment Trust, REIT	150,545
59,019	CapitaLand Commercial Trust, REIT	73,407
58,900	CapitaLand Ltd.*	120,983
51,800	CapitaLand Mall Trust, REIT	74,754
9,400	City Developments Ltd.	51,497
18,000	ComfortDelGro Corp., Ltd.	18,415
38,100	DBS Group Holdings Ltd.	526,981
908,100	Frasers Logistics & Industrial Trust, REIT	716,184
128,300	Genting Singapore Ltd.	71,627
2,100	Jardine Cycle & Carriage Ltd.	32,622
30,900	Keppel Corp., Ltd.	129,609
48,500	Mapletree Commercial Trust, REIT	68,963
57,300	Mapletree Logistics Trust, REIT	83,140
246,000	Oversea-Chinese Banking Corp., Ltd.	1,495,672
3,200	SATS Ltd.	6,056
500	Sembcorp Industries Ltd.	484
28,650	Singapore Airlines Ltd.	77,665
17,600	Singapore Exchange Ltd.	103,632
700	Singapore Press Holdings Ltd.	636
33,100	Singapore Technologies Engineering Ltd.	75,016

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.4% - (continued)
173,300	Singapore Telecommunications Ltd.	$306,413
48,500	Suntec Real Estate Investment Trust, REIT	50,697
26,703	United Overseas Bank Ltd.	369,864
9,271	UOL Group Ltd.	45,126
5,800	Venture Corp., Ltd.	63,194
40,800	Wilmar International Ltd.	115,669

	Total Singapore	4,828,851

South Africa - 0.2%
130,727	Gold Fields Ltd., ADR	1,009,212
89,783	Impala Platinum Holdings Ltd.	602,159
150,581	MTN Group Ltd.	464,794

	Total South Africa	2,076,165

South Korea - 2.2%
11,263	Douzone Bizon Co., Ltd.	1,099,853
6,320	F&F Co., Ltd.(a)	511,860
3,205	GS Home Shopping Inc.	310,845
30,087	Hankook Tire & Technology Co., Ltd.	574,484
62,070	KB Financial Group Inc.	1,719,130
184,217	KT Corp., ADR	1,794,274
8,325	Maeil Dairies Co., Ltd.	547,630
27,049	Neowiz*	484,439
43,224	Partron Co., Ltd.	301,096
176,151	Samsung Electronics Co., Ltd.	7,269,381
42,006	Samsung Engineering Co., Ltd.*	414,313
6,364	Samsung SDI Co., Ltd.	1,860,720
21,674	Seegene Inc.(a)	2,054,248
18,618	SFA Engineering Corp.	536,523
62,903	Shinhan Financial Group Co., Ltd.	1,544,293
18,772	SK Telecom Co., Ltd.	3,296,177
22,474	SL Corp.(b)(e)	201,364
15,211	Soulbrain Co., Ltd.	999,957

	Total South Korea	25,520,587

Spain - 2.7%
5,422	ACS Actividades de Construccion y Servicios SA	139,048
8,320	Aena SME SA(d)	1,190,812
84,422	Amadeus IT Group SA(d)	4,420,783
32,560	Applus Services SA	258,396
1,368,117	Banco Bilbao Vizcaya Argentaria SA	4,271,179
29,095	Banco de Sabadell SA	8,803
358,898	Banco Santander SA	816,607
7,515	Bankia SA	6,663
122,816	Bankinter SA	522,512
1,952,790	CaixaBank SA	3,662,775
5,555	Cellnex Telecom SA(d)	315,392
30,512	Cia de Distribucion Integral Logista Holdings SA	563,847
4,798	Enagas SA	108,031
6,740	Endesa SA	160,309
10,340	Ferrovial SA	281,693
128,343	Grifols SA	4,022,750
386,984	Iberdrola SA	4,176,934
8,358	Indra Sistemas SA*	64,806
83,625	Industria de Diseno Textil SA	2,337,732
24,292	Mapfre SA	42,865
41,430	Masmovil Ibercom SA*	863,355
67,279	Merlin Properties Socimi SA, REIT	565,726
6,265	Naturgy Energy Group SA	116,597
718,912	Prosegur Cash SA(d)	639,340
9,186	Red Electrica Corp. SA	161,983
30,055	Repsol SA	281,448
5,015	Siemens Gamesa Renewable Energy SA*	84,777
102,029	Telefonica SA	481,421

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 2.7% - (continued)
6,611	Viscofan SA	$435,735

	Total Spain	31,002,319

Sweden - 2.2%
6,676	Alfa Laval AB	135,165
95,498	Assa Abloy AB, Class B Shares	1,940,666
113,743	Atlas Copco AB, Class A Shares	4,477,138
8,281	Atlas Copco AB, Class B Shares	293,311
5,804	Boliden AB	126,489
4,612	Electrolux AB, Series B	75,815
185,153	Epiroc AB, Class A Shares	2,063,106
7,762	Epiroc AB, Class B Shares	86,747
4,621	EQT AB*	73,023
13,281	Essity AB, Class B Shares	439,331
25,923	Evolution Gaming Group AB(d)	1,534,760
38,898	Getinge AB, Class B Shares	720,010
17,048	Hennes & Mauritz AB, Class B Shares	258,664
6,065	Hexagon AB, Class B Shares	334,644
8,868	Husqvarna AB, Class B Shares	65,451
2,167	ICA Gruppen AB	101,893
3,820	Industrivarden AB, Class C Shares	85,250
2,871	Investment AB Latour, Class B Shares*	51,445
9,926	Investor AB, Class B Shares	530,163
5,008	Kinnevik AB, Class B Shares	126,541
1,730	L E Lundbergforetagen AB, Class B Shares	86,100
3,909	Lundin Energy AB	94,683
6,304	Nibe Industrier AB, Class B Shares	139,780
15,081	Nordic Entertainment Group AB, Class B Shares	454,557
57,146	Peab AB, Class B Shares	466,460
23,957	Sandvik AB	398,556
7,108	Securitas AB, Class B Shares	94,514
34,536	Skandinaviska Enskilda Banken AB, Class A Shares	300,777
7,100	Skanska AB, Class B Shares	142,377
8,075	SKF AB, Class B Shares	148,799
15,793	Stillfront Group AB*	1,160,868
9,792	Svenska Cellulosa AB SCA, Class B Shares*	122,065
33,005	Svenska Handelsbanken AB, Class A Shares	313,416
80,156	Swedbank AB, Class A Shares	1,007,369
51,305	Swedish Match AB	3,571,107
10,597	Tele2 AB, Class B Shares	141,403
65,197	Telefonaktiebolaget LM Ericsson, Class B Shares	594,928
58,063	Telia Co. AB	199,521
110,606	Volvo AB, Class B Shares	1,571,977
66,253	Wihlborgs Fastigheter AB	1,067,975

	Total Sweden	25,596,844

Switzerland - 10.3%
311,285	ABB Ltd., Class Registered Shares	6,146,852
68,239	Adecco Group AG, Class Registered Shares	3,253,480
34,667	Alcon Inc.*	2,240,960
224,402	Aryzta AG*(a)	117,230
1,036	Baloise Holding AG, Class Registered Shares	147,871
487	Banque Cantonale Vaudoise, Class Registered Shares*	47,290
1,607	Barry Callebaut AG, Class Registered Shares	3,236,105
1,647	Bucher Industries AG, Class Registered Shares	475,506
3,850	Cembra Money Bank AG	381,932
132	Chocoladefabriken Lindt & Spruengli AG	1,102,705
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	260,801
110,164	Cie Financiere Richemont SA, Class Registered Shares	6,439,637
4,226	Clariant AG, Class Registered Shares*	77,785
23,846	Coca-Cola HBC AG	602,610
54,240	Credit Suisse Group AG, Class Registered Shares	498,139
215	Dufry AG, Class Registered Shares*	6,388

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 10.3% - (continued)
174	EMS-Chemie Holding AG, Class Registered Shares	$129,114
423	Forbo Holding AG, Class Registered Shares	605,517
11,388	Galenica AG(d)	843,703
786	Geberit AG, Class Registered Shares	383,295
196	Givaudan SA, Class Registered Shares	705,218
226,532	Glencore PLC*	422,420
3,552	Helvetia Holding AG, Class Registered Shares	316,098
41,013	Julius Baer Group Ltd.	1,754,543
1,146	Kuehne + Nagel International AG, Class Registered Shares*	165,631
77,807	LafargeHolcim Ltd., Class Registered Shares*	3,232,712
39,399	Logitech International SA, Class Registered Shares	2,332,565
11,778	Lonza Group AG, Class Registered Shares	5,799,288
126,375	Nestlé SA, Class Registered Shares	13,681,828
171,186	Novartis AG, Class Registered Shares	14,839,275
875	Pargesa Holding SA	66,230
397	Partners Group Holding AG	329,872
7,728	PSP Swiss Property AG, Class Registered Shares	879,202
59,538	Roche Holding AG	20,665,990
6,462	Schindler Holding AG	1,504,810
427	Schindler Holding AG, Class Registered Shares	99,129
128	SGS SA, Class Registered Shares	301,485
13,431	Sika AG, Class Registered Shares	2,307,774
1,162	Sonova Holding AG, Class Registered Shares	255,398
165,267	STMicroelectronics NV	4,084,797
2,237	Straumann Holding AG, Class Registered Shares	1,820,284
9,279	Sulzer AG, Class Registered Shares	736,837
603	Swatch Group AG (The)	121,030
1,068	Swatch Group AG (The), Class Registered Shares	41,708
3,866	Swiss Life Holding AG, Class Registered Shares	1,364,055
1,612	Swiss Prime Site AG, Class Registered Shares	150,303
6,253	Swiss Re AG	425,643
550	Swisscom AG, Class Registered Shares	286,539
17,389	Temenos AG, Class Registered Shares(a)	2,668,212
364,812	UBS Group AG, Class Registered Shares	3,930,841
14,927	VAT Group AG(d)	2,702,672
966	Vifor Pharma AG	147,395
13,186	Vontobel Holding AG, Class Registered Shares	805,776
17,545	Wizz Air Holdings PLC*(d)	714,274
3,175	Zurich Insurance Group AG	1,027,192

	Total Switzerland	117,683,946

Taiwan - 0.6%
3,015,669	Innolux Corp.	626,960
2,298,427	Shin Kong Financial Holding Co., Ltd.*	640,556
546,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,327,725

	Total Taiwan	6,595,241

Thailand - 0.2%
366,500	CP ALL PCL	794,986
428,141	Kasikornbank PCL, NVDR	1,300,958

	Total Thailand	2,095,944

United Kingdom - 13.1%
20,648	3i Group PLC	211,562
4,051	Admiral Group PLC	117,119
99,127	Anglo American PLC	2,096,801
9,666	Ashtead Group PLC	287,645
7,560	Associated British Foods PLC	170,738
56,027	AstraZeneca PLC	5,956,310
19,695	Atlantica Sustainable Infrastructure PLC	516,009
113,803	Auto Trader Group PLC(d)	787,419
1,319	AVEVA Group PLC	66,918
628,843	Aviva PLC	1,934,417
137,875	B&M European Value Retail SA	665,897

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 13.1% - (continued)
201,237	Babcock International Group PLC	$955,074
70,201	BAE Systems PLC	432,149
559,717	Balfour Beatty PLC	1,736,910
4,121,261	Barclays PLC	5,905,335
21,587	Barratt Developments PLC	133,250
11,643	Bellway PLC	371,019
2,812	Berkeley Group Holdings PLC	142,867
29,143	Blue Prism Group PLC*	467,560
428,739	boohoo Group PLC*	2,059,611
1,686,236	BP PLC	6,402,350
171,382	British American Tobacco PLC	6,776,811
165,089	British Land Co. PLC (The), REIT	833,883
158,354	Britvic PLC	1,408,957
1,046,554	BT Group PLC	1,509,039
99,075	Bunzl PLC	2,316,543
99,739	Burberry Group PLC	1,852,207
398,005	Cairn Energy PLC*	617,867
1,212,967	Centrica PLC	549,961
73,578	Clinigen Group PLC	797,151
21,498	CNH Industrial NV	130,842
27,659	Coca-Cola European Partners PLC	1,042,744
284,391	Compass Group PLC	4,179,941
41,617	Computacenter PLC	827,157
13,761	Cranswick PLC	628,583
2,735	Croda International PLC	175,893
124,959	Diageo PLC	4,320,715
29,178	Direct Line Insurance Group PLC	95,785
712	easyJet PLC	6,016
64,671	Electrocomponents PLC	509,622
22,839	Ferguson PLC	1,803,749
23,284	Fiat Chrysler Automobiles NV	206,510
36,174	Future PLC	618,558
40,225	Gamesys Group PLC*	431,259
219,960	GlaxoSmithKline PLC	4,554,757
8,056	Halma PLC	232,820
7,046	Hargreaves Lansdown PLC	160,288
52,061	HomeServe PLC	836,767
65,167	Howden Joinery Group PLC	476,415
437,748	HSBC Holdings PLC	2,012,835
43,786	IG Group Holdings PLC	415,239
31,128	IMI PLC	347,281
20,803	Imperial Brands PLC	378,071
31,875	Informa PLC	179,940
3,670	InterContinental Hotels Group PLC	175,602
29,322	Intermediate Capital Group PLC	462,323
288,927	International Consolidated Airlines Group SA	821,898
3,425	Intertek Group PLC	233,931
76,879	ITV PLC	76,561
851,647	J Sainsbury PLC	2,046,915
10,631	JD Sports Fashion PLC	86,797
42,109	Johnson Matthey PLC	1,104,499
711,052	Kingfisher PLC	1,713,118
114,576	Land Securities Group PLC, REIT	860,802
987,919	Legal & General Group PLC	2,440,084
16,155	Linde PLC	3,235,351
17,037	LivaNova PLC*	911,309
1,524,843	Lloyds Banking Group PLC	559,815
20,235	London Stock Exchange Group PLC	2,014,419
285,194	LondonMetric Property PLC, REIT	740,487
52,236	M&G PLC	90,754
446,104	Marks & Spencer Group PLC	540,810

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 13.1% - (continued)
1,086,278	Melrose Industries PLC	$1,555,142
139,497	Micro Focus International PLC	703,821
10,304	Mondi PLC	192,968
141,343	National Express Group PLC	380,335
209,263	National Grid PLC	2,400,753
70,196	Next PLC	4,235,487
113,354	Ocado Group PLC*	3,077,560
157,954	OneSavings Bank PLC	543,994
15,839	Pearson PLC	90,485
6,763	Persimmon PLC	192,548
371,792	Prudential PLC	4,848,669
15,235	Reckitt Benckiser Group PLC	1,362,626
95,365	Redrow PLC	553,689
166,838	RELX PLC	3,874,643
39,244	Rentokil Initial PLC	241,797
7,877	Rio Tinto Ltd.	486,724
43,505	Rio Tinto PLC	2,331,622
1,018,441	Rolls-Royce Holdings PLC*	3,435,919
101,756	Royal Bank of Scotland Group PLC	139,440
21,440	RSA Insurance Group PLC	104,940
118,579	Safestore Holdings PLC, REIT	977,583
23,110	Sage Group PLC (The)	197,885
2,625	Schroders PLC	96,217
23,271	Segro PLC, REIT	242,197
5,049	Severn Trent PLC	152,803
88,641	Smith & Nephew PLC	1,805,194
8,407	Smiths Group PLC	136,435
1,563	Spirax-Sarco Engineering PLC	191,279
239,684	Spirent Communications PLC	738,680
63,601	SSE PLC	979,584
12,307	St. James’s Place PLC	140,340
417,889	Standard Chartered PLC	1,911,148
49,835	Standard Life Aberdeen PLC	159,926
185,638	Stock Spirits Group PLC	555,907
88,651	Tate & Lyle PLC	739,703
69,600	Taylor Wimpey PLC	124,060
212,583	Tesco PLC	601,504
276,811	Trainline PLC*(d)	1,675,768
15,580	Ultra Electronics Holdings PLC	380,965
31,478	Unilever NV	1,629,862
86,616	Unilever PLC	4,647,181
54,799	UNITE Group PLC (The), REIT	589,366
14,470	United Utilities Group PLC	164,657
90,865	Vesuvius PLC	414,258
2,688,334	Vodafone Group PLC	4,436,917
73,571	WH Smith PLC(d)	969,060
45,679	Whitbread PLC	1,433,583
51,017	WM Morrison Supermarkets PLC	118,010
244,931	WPP PLC	1,860,428

	Total United Kingdom	149,590,303

United States - 0.7%
770	Booking Holdings Inc.*	1,262,353
987	Carnival PLC	13,043
15,539	EPAM Systems Inc.*	3,583,915
1	International Flavors & Fragrances Inc.	99
72,433	Ovintiv Inc.(a)	546,088
17,160	ResMed Inc.	2,759,671

	Total United States	8,165,169

	TOTAL COMMON STOCKS
	(Cost - $1,028,639,053)	1,101,890,279

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
PREFERRED STOCKS - 0.8%
Germany - 0.8%
1,135	Bayerische Motoren Werke AG, Class Preferred Shares	$52,025
1,593	FUCHS PETROLUB SE, Class Preferred Shares	63,557
3,781	Henkel AG & Co. KGaA, Class Preferred Shares	335,803
3,249	Porsche Automobil Holding SE, Class Preferred Shares	175,679
755	Sartorius AG, Class Preferred Shares	280,092
57,693	Volkswagen AG, Class Preferred Shares	8,458,357

	Total Germany	9,365,513

	TOTAL PREFERRED STOCKS
	(Cost - $7,613,320)	9,365,513

CLOSED END MUTUAL FUND SECURITIES - 0.2%
United States - 0.2%
12,991	iShares Core MSCI EAFE ETF, Common Class Shares	727,886
18,515	Vanguard FTSE Developed Markets ETF, Common Class	697,460

	Total United States	1,425,346

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $1,339,273)	1,425,346

RIGHTS - 0.0%
Italy - 0.0%
204,290	Davide Campari-Milano SpA*(b)(e)	2

Spain - 0.0%
11,658	Ferrovial SA*(b)(e)	4,312

United Kingdom - 0.0%
20,670	Whitbread PLC*	255,754

	TOTAL RIGHTS (Cost - $350,242)	260,068

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,037,941,888)	1,112,941,206

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (f) - 3.4%
MONEY MARKET FUND - 0.9%
$10,848,746		Invesco STIT - Government & Agency Portfolio, 0.118%, Institutional Class(g) (Cost - $10,848,746)	$10,848,746

TIME DEPOSITS - 2.5%
1,497,102		Banco Santander — Frankfurt, 0.010% due 6/1/20	1,497,102
12,557,252		Barclays Bank PLC — London, 0.010% due 6/1/20	12,557,252
		BBH — Grand Cayman:
172	EUR	(0.660)% due 6/1/20	191
1,328,450	DKK	(0.600)% due 6/2/20	197,832
3,517,812	SEK	(0.300)% due 6/1/20	373,211
611,999	JPY	(0.270)% due 6/1/20	5,675
1,119,124	NOK	(0.200)% due 6/2/20	115,102
19	SGD	0.000% due 6/1/20	14
685,083	AUD	0.010% due 6/1/20	456,539
3,206	GBP	0.010% due 6/1/20	3,959
172,566	HKD	0.010% due 6/1/20	22,262
2,319	CAD	0.040% due 6/1/20	1,685
8,587	NZD	0.050% due 6/2/20	5,330
818	ZAR	2.800% due 6/1/20	47
1,138,196	CHF	BNP Paribas — Paris, (1.470)% due 6/2/20	1,183,340
		Citibank — London:
1,976,207	EUR	(0.660)% due 6/1/20	2,193,787
890,342	GBP	0.010% due 6/1/20	1,099,438
3,758,451		Citibank — New York, 0.010% due 6/1/20	3,758,451
1,105,272	HKD	HSBC Bank — Hong Kong, 0.010% due 6/1/20	142,585
58,560	SGD	HSBC Bank — Singapore, 0.000% due 6/1/20	41,448
		Sumitomo Mitsui Banking Corp. —Tokyo:
149,995,402	JPY	(0.270)% due 6/1/20	1,390,842
3,311,172		0.010% due 6/1/20	3,311,172

		TOTAL TIME DEPOSITS (Cost - $28,357,264)	28,357,264

		TOTAL SHORT-TERM INVESTMENTS (Cost - $39,206,010)	39,206,010

		TOTAL INVESTMENTS - 100.7% (Cost - $1,077,147,898)	1,152,147,216

		Liabilities in Excess of Other Assets - (0.7)%	(7,617,566)

		TOTAL NET ASSETS - 100.0%	$1,144,529,650

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security trades on the Hong Kong exchange.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $37,128,997 and represents 3.2% of net assets.

(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(g)	Represents investments of collateral received from securities lending transactions.

At May 31, 2020, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,077,147,898	$232,925,018	$(157,809,478)	$75,115,540

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	16.2%
Financials	14.2
Health Care	13.7
Consumer Discretionary	12.7
Information Technology	12.2
Consumer Staples	8.0
Materials	6.6
Communication Services .	5.5
Energy	3.6
Real Estate	2.7
Utilities	2.1
Short-Term Investments	2.5

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2020, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 June Futures	36	6/20	$1,161,797	$1,217,291	$55,494
FTSE 100 Index June Futures	9	6/20	672,610	673,542	932
SPI 200 Index June Futures	4	6/20	371,535	383,114	11,579
TOPIX Index June Futures	7	6/20	963,698	1,011,915	48,217

					$116,222

At May 31, 2020, International Equity Fund had deposited cash of $1,016,360 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.7%
Argentina - 0.2%
916	Globant SA*	$128,432
1,035	MercadoLibre Inc.*	881,479
1,726	Telecom Argentina SA, ADR	14,826
5,996	YPF SA, ADR	30,220

	Total Argentina	1,054,957

Belgium - 0.0%
785	Titan Cement International SA*	9,850

Brazil - 4.1%
146,638	Ambev SA	343,071
82,472	Ambev SA, ADR(a)	190,510
11,300	Atacadao SA	39,169
5,989	B2W Cia Digital*	102,865
60,489	B3 SA - Brasil Bolsa Balcao	516,520
40,839	Banco Bradesco SA	136,276
6,360	Banco BTG Pactual SA	58,231
518,011	Banco do Brasil SA	2,994,856
12,695	Banco Santander Brasil SA	60,687
391,215	BB Seguridade Participações SA	1,854,023
23,965	BR Malls Participações SA	44,073
16,663	BRF SA*	72,252
798,306	CCR SA	2,199,932
7,810	Centrais Eletricas Brasileiras SA	41,917
9,781	Cia de Saneamento Basico do Estado de Sao Paulo	99,601
762,706	Cielo SA	584,794
61,056	Cogna Educacao	60,206
4,986	Compania Brasileira de Distribuicao	58,868
17,041	Compania Siderurgica Nacional SA	32,968
4,551	Cosan SA*	56,180
4,500	CPFL Energia SA*	27,206
5,411	Energisa SA	48,183
6,028	Engie Brasil Energia SA	47,925
25,170	Equatorial Energia SA*	94,606
406,750	Fleury SA	1,780,480
6,472	Hapvida Participacoes e Investimentos SA(b)	66,561
12,606	Hypera SA	76,142
340,952	IRB Brasil Resseguros SA	530,510
32,529	JBS SA	133,975
21,853	Klabin SA	80,746
17,920	Localiza Rent a Car SA	129,269
133,200	Locaweb Servicos de Internet SA, (Restricted, cost - $525,271, acquired 4/17/20)*(b)(c)	654,226
25,372	Lojas Renner SA	183,359
21,148	Magazine Luiza SA	255,118
654,300	Movida Participacoes SA	1,367,648
8,820	Multiplan Empreendimentos Imobiliarios SA	34,210
22,626	Natura & Co. Holding SA	157,703
13,695	Notre Dame Intermedica Participacoes SA	159,946
23,151	Petrobras Distribuidora SA	93,918
114,407	Petroleo Brasileiro SA	446,964
2,824	Porto Seguro SA	25,041
7,126	Raia Drogasil SA	146,199
506,160	Rumo SA*	2,137,822
9,776	Sul America SA	82,195
17,480	Suzano SA*	124,064
26,912	TIM Participações SA	68,714
22,998	Ultrapar Participações SA	73,810
107,705	Vale SA	1,070,125

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Brazil - 4.1% - (continued)
26,463	WEG SA	$207,515

	Total Brazil	19,851,179

Britain - 0.3%
806,559	Helios Towers PLC*	1,501,580

Chile - 0.2%
97,799	Aguas Andinas SA, Class A Shares	28,723
1,424,823	Banco de Chile	121,052
1,528	Banco de Credito e Inversiones SA	51,729
1,935,679	Banco Santander Chile	78,830
42,252	Cencosud SA	49,351
12,906	Cencosud Shopping SA*	22,168
5,935	Cia Cervecerias Unidas SA	42,913
252,929	Colbun SA	41,366
4,335	Empresa Nacional de Telecomunicaciones SA	27,618
31,677	Empresas CMPC SA	64,502
12,701	Empresas COPEC SA	80,125
972,556	Enel Americas SA	141,540
891,227	Enel Chile SA	66,789
22,952	SACI Falabella	53,473

	Total Chile	870,179

China - 32.6%
32,500	3SBio Inc.*(b)	38,819
884	51job Inc., ADR*	57,009
2,762	58.com Inc., ADR*	132,604
274,982	AAC Technologies Holdings Inc.(a)	1,421,507
6,200	AECC Aviation Power Co., Ltd., Class A Shares*	20,920
42,000	Agile Group Holdings Ltd.	43,548
153,400	Agricultural Bank of China Ltd., Class A Shares	73,120
799,000	Agricultural Bank of China Ltd., Class H Shares(d)	324,719
10,673	Aier Eye Hospital Group Co., Ltd., Class A Shares	58,648
68,000	Air China Ltd., Class H Shares(d)	40,913
6,600	Aisino Corp., Class A Shares	14,768
12,000	AK Medical Holdings Ltd.(b)	36,612
115,563	Alibaba Group Holding Ltd., ADR*	23,966,611
937,250	A-Living Services Co., Ltd., (Restricted, cost - $1,305,979, acquired 4/16/18), Class H Shares(b)(c)(d)	5,048,458
31,400	Aluminum Corp. of China Ltd., Class A Shares*	12,330
120,000	Aluminum Corp. of China Ltd., Class H Shares*(d)	22,235
9,400	Anhui Conch Cement Co., Ltd., Class A Shares	74,926
495,337	Anhui Conch Cement Co., Ltd., Class H Shares(d)	3,734,813
2,600	Anhui Gujing Distillery Co., Ltd.*	29,080
1,100	Anhui Gujing Distillery Co., Ltd., Class A Shares	23,108
177,000	ANTA Sports Products Ltd.	1,588,689
1,100	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	33,609
1,812	Autohome Inc., ADR(a)	139,397
10,200	AVIC Aircraft Co., Ltd., Class A Shares	24,644
34,799	Avic Capital Co., Ltd., Class A Shares	18,500
4,000	AVIC Jonhon Optronic Technology Co., Ltd., Class A Shares	19,610
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(d)	34,795
50,500	BAIC Motor Corp., Ltd., Class H Shares(b)(d)	20,390
26,515	Baidu Inc., ADR*	2,825,173
19,200	Bank of Beijing Co., Ltd., Class A Shares	13,137
58,930	Bank of China Ltd., Class A Shares	28,501
2,373,000	Bank of China Ltd., Class H Shares*(d)	871,559
39,800	Bank of Communications Co., Ltd., Class A Shares	28,515
298,000	Bank of Communications Co., Ltd., Class H Shares(d)	182,013
16,600	Bank of Guiyang Co., Ltd., Class A Shares	18,023
17,200	Bank of Hangzhou Co., Ltd., Class A Shares	21,953
15,300	Bank of Jiangsu Co., Ltd., Class A Shares	12,702
16,600	Bank of Nanjing Co., Ltd., Class A Shares	18,393
16,000	Bank of Ningbo Co., Ltd., Class A Shares	57,494
29,640	Bank of Shanghai Co., Ltd., Class A Shares	33,662

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares*	$20,702
15,227	Baozun Inc., ADR*(a)	403,363
12,530	BeiGene Ltd., ADR*	2,074,216
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(d)	33,709
4,900	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares*	26,465
5,800	Beijing Tongrentang Co., Ltd., Class A Shares	20,378
23,700	Beijing Yanjing Brewery Co., Ltd., Class A Shares	21,213
5,637	BEST Inc., ADR*	29,200
2,981	Bilibili Inc., ADR*	96,674
72,500	BOE Technology Group Co., Ltd., Class A Shares*	37,823
2,500	BYD Co., Ltd., Class A Shares	20,180
22,000	BYD Co., Ltd., Class H Shares(a)(d)	124,700
17,500	BYD Electronic International Co., Ltd.	33,691
1,800	Cansino Blologics Inc., Class H Shares*(b)(d)	42,123
334,000	CGN Power Co., Ltd., Class H Shares(b)(d)	76,767
400	Changchun High & New Technology Industry Group Inc., Class A Shares*	37,416
24,700	Changjiang Securities Co., Ltd., Class A Shares	21,663
4,400	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A Shares	21,965
35,000	China Aoyuan Group Ltd.*	37,507
5,300	China Avionics Systems Co., Ltd., Class A Shares	9,853
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(d)	47,223
284,000	China CITIC Bank Corp., Ltd., Class H Shares(d)	123,856
155,000	China Communications Construction Co., Ltd., Class H Shares(d)	99,301
82,000	China Communications Services Corp., Ltd., Class H Shares(d)	54,532
455,500	China Conch Venture Holdings Ltd.	2,057,348
21,100	China Construction Bank Corp., Class A Shares	18,847
11,572,224	China Construction Bank Corp., Class H Shares(d)	9,141,532
16,000	China East Education Holdings Ltd.(b)	31,554
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	15,929
40,000	China Eastern Airlines Corp., Ltd., Class H Shares*(d)	13,593
30,812	China Everbright Bank Co., Ltd., Class A Shares	16,465
148,000	China Everbright Bank Co., Ltd., Class H Shares(d)	60,123
58,000	China Evergrande Group	122,190
27,000	China Feihe Ltd.*(b)	48,764
3,770	China Fortune Land Development Co., Ltd., Class A Shares	11,457
91,000	China Galaxy Securities Co., Ltd., Class H Shares*(d)	43,857
10,200	China Greatwall Technology Group Co., Ltd., Class A Shares	19,692
45,500	China Hongqiao Group Ltd.	20,075
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(b)(d)	29,252
102,000	China Huishan Dairy Holdings Co., Ltd.*(e)(f)	–
34,000	China International Capital Corp., Ltd., Class H Shares*(b)(d)	55,256
3,435	China International Travel Service Corp., Ltd., Class A Shares	48,805
17,300	China Jushi Co., Ltd., Class A Shares	21,437
32,000	China Lesso Group Holdings Ltd.	38,955
4,800	China Life Insurance Co., Ltd., Class A Shares	17,243
221,000	China Life Insurance Co., Ltd., Class H Shares(d)	418,105
8,600	China Literature Ltd.*(b)	48,994
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares*(d)	48,049
41,000	China Medical System Holdings Ltd.	46,973
33,900	China Merchants Bank Co., Ltd., Class A Shares	160,857
758,391	China Merchants Bank Co., Ltd., Class H Shares(d)	3,568,873
20,400	China Merchants Energy Shipping Co., Ltd., Class A Shares	16,926
7,100	China Merchants Securities Co., Ltd., Class A Shares	16,535
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	33,325
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	44,616
180,200	China Minsheng Banking Corp., Ltd., Class H Shares(d)	125,974
26,600	China Molybdenum Co., Ltd., Class A Shares	12,766
108,000	China Molybdenum Co., Ltd., Class H Shares(d)	33,329
114,000	China National Building Material Co., Ltd., Class H Shares(d)	128,679
18,900	China National Nuclear Power Co., Ltd., Class A Shares	10,681
2,100	China National Software & Service Co., Ltd., Class A Shares*	23,151

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
58,000	China Oilfield Services Ltd., Class H Shares(d)	$50,731
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	41,670
84,000	China Pacific Insurance Group Co., Ltd., Class H Shares(d)	233,112
38,900	China Petroleum & Chemical Corp., Class A Shares	22,573
730,000	China Petroleum & Chemical Corp., Class H Shares(d)	340,916
21,599	China Railway Construction Corp., Ltd., Class A Shares	26,212
60,500	China Railway Construction Corp., Ltd., Class H Shares(d)	54,260
27,800	China Railway Group Ltd., Class A Shares	20,472
118,000	China Railway Group Ltd., Class H Shares(d)	64,609
26,000	China Railway Signal & Communication Corp., Ltd., Class H Shares*(b)(d)	11,493
193,000	China Reinsurance Group Corp., Class H Shares(d)	20,210
63,500	China Resources Pharmaceutical Group Ltd.(b)	34,643
6,299	China Shenhua Energy Co., Ltd., Class A Shares	14,472
951,500	China Shenhua Energy Co., Ltd., Class H Shares(d)	1,749,196
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares	12,415
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	13,596
20,400	China Southern Airlines Co., Ltd., Class A Shares	14,479
44,000	China Southern Airlines Co., Ltd., Class H Shares(d)	18,102
1,100	China Spacesat Co., Ltd., Class A Shares*	4,982
91,240	China State Construction Engineering Corp., Ltd., Class A Shares	64,002
430,000	China Telecom Corp., Ltd., Class H Shares(d)	143,240
1,318,000	China Tower Corp., Ltd., Class H Shares(b)(d)	266,520
45,400	China United Network Communications Ltd., Class A Shares	31,586
15,600	China Vanke Co., Ltd., Class A Shares	56,253
290,700	China Vanke Co., Ltd., Class H Shares(d)	952,158
39,200	China Yangtze Power Co., Ltd., Class A Shares	95,644
34,000	China Yuhua Education Corp., Ltd.(b)	33,159
8,800	Chinese Universe Publishing & Media Group Co., Ltd., Class A Shares	13,993
19,000	Chongqing Changan Automobile Co., Ltd., Class A Shares	26,297
81,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(d)	31,111
2,700	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	31,752
84,000	CIFI Holdings Group Co., Ltd.	60,716
15,100	CITIC Securities Co., Ltd., Class A Shares	47,187
61,000	CITIC Securities Co., Ltd., Class H Shares(d)	109,980
2,529,821	CNOOC Ltd.	2,861,213
3,900	Contemporary Amperex Technology Co., Ltd., Class A Shares	79,805
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(d)	17,865
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(d)	17,505
237,000	Country Garden Holdings Co., Ltd.	295,911
43,000	Country Garden Services Holdings Co., Ltd.*	202,342
39,299	CRRC Corp., Ltd., Class A Shares	32,184
2,176,000	CRRC Corp., Ltd., Class H Shares(d)	1,020,097
6,900	CSC Financial Co., Ltd., Class A Shares	30,975
146,000	CSPC Pharmaceutical Group Ltd.*	288,492
59,000	Dali Foods Group Co., Ltd.(b)	37,510
34,999	Daqin Railway Co., Ltd., Class A Shares	33,468
6,440	Dawning Information Industry Co., Ltd., Class A Shares	33,698
15,500	DHC Software Co., Ltd., Class A Shares	23,516
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(d)	54,423
21,960	East Money Information Co., Ltd., Class A Shares	43,925
148,800	ENN Energy Holdings Ltd.	1,745,247
2,200	Eve Energy Co., Ltd., Class A Shares*	20,098
20,400	Financial Street Holdings Co., Ltd., Class A Shares	18,916
38,200	Focus Media Information Technology Co., Ltd., Class A Shares	26,474
5,400	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	87,006
71,500	Fosun International Ltd.	92,595
16,400	Founder Securities Co., Ltd., Class A Shares	15,922
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	28,279
2,493,300	Fu Shou Yuan International Group Ltd.	2,328,041
16,400	Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)(d)	36,110
3,000	Ganfeng Lithium Co., Ltd., Class A Shares	20,890

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
44,300	GD Power Development Co., Ltd., Class A Shares	$11,305
54,785	GDS Holdings Ltd., ADR*(a)	3,122,745
9,300	Gemdale Corp., Class A Shares	16,645
26,000	Genscript Biotech Corp.*	57,247
8,200	GF Securities Co., Ltd., Class A Shares	15,163
48,800	GF Securities Co., Ltd., Class H Shares(d)	49,855
8,700	Giant Network Group Co., Ltd., Class A Shares	20,310
1,260	Gigadevice Semiconductor Beijing Inc., Class A Shares	34,184
4,600	Glodon Co., Ltd., Class A Shares	37,018
8,100	GoerTek Inc., Class A Shares	24,205
313,000	GOME Retail Holdings Ltd.*(a)	38,899
22,300	Grandjoy Holdings Group Co., Ltd., Class A Shares*	15,327
93,000	Great Wall Motor Co., Ltd., Class H Shares*(d)	59,081
5,499	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	43,935
21,900	Greenland Holdings Corp., Ltd., Class A Shares	16,437
32,000	Greentown Service Group Co., Ltd.	42,825
900	GSX Techedu Inc. ADR, ADR*	28,224
4,700	Guangdong Haid Group Co., Ltd., Class A Shares	31,913
30,000	Guanghui Energy Co., Ltd., Class A Shares	11,024
90,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(d)	74,287
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	10,980
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	13,280
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(d)	47,150
2,200	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares*	28,095
9,400	Guosen Securities Co., Ltd., Class A Shares	14,085
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	36,498
12,800	Guotai Junan Securities Co., Ltd., Class H Shares(b)(d)	16,857
2,000	Guoxuan High-Tech Co., Ltd., Class A Shares(f)	8,408
19,000	Guoyuan Securities Co., Ltd., Class A Shares	21,197
24,000	Haidilao International Holding Ltd.*(a)(b)	116,497
7,300	Haier Smart Home Co., Ltd., Class A Shares	16,949
16,000	Haitian International Holdings Ltd.	33,870
9,300	Haitong Securities Co., Ltd., Class A Shares	15,070
84,800	Haitong Securities Co., Ltd., Class H Shares(d)	64,389
18,200	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	70,272
1,900	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	22,651
14,000	Hansoh Pharmaceutical Group Co., Ltd.*(b)	61,011
4,000	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	24,978
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares*	29,391
302,000	Hengan International Group Co., Ltd.	2,480,787
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	21,043
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	24,404
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	3,836
43,300	Hesteel Co., Ltd., Class A Shares	12,205
1,299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	19,559
14,000	Hua Hong Semiconductor Ltd.*(b)	26,205
38,500	Huadian Power International Corp., Ltd., Class A Shares	19,707
5,460	Hualan Biological Engineering Inc., Class A Shares	31,513
128,000	Huaneng Power International Inc., Class H Shares(d)	47,684
7,200	Huatai Securities Co., Ltd., Class A Shares	17,457
47,800	Huatai Securities Co., Ltd., Class H Shares(b)(d)	75,101
35,600	Huaxia Bank Co., Ltd., Class A Shares	31,794
7,900	Huaxin Cement Co., Ltd., Class A Shares	27,554
5,800	Huayu Automotive Systems Co., Ltd., Class A Shares	15,615
4,118	Huazhu Group Ltd., ADR(a)	139,271
7,200	Hubei Energy Group Co., Ltd., Class A Shares	3,575
1,600	Hundsun Technologies Inc., Class A Shares*	23,687
90,806	HUYA Inc., ADR*(a)	1,409,309
3,900	Iflytek Co., Ltd., Class A Shares	17,515
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	59,007
1,839,000	Industrial & Commercial Bank of China Ltd., Class H Shares(d)	1,193,138

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
38,000	Industrial Bank Co., Ltd., Class A Shares	$85,823
24,900	Industrial Securities Co., Ltd., Class A Shares	19,876
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	15,148
32,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	11,411
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares*	34,725
40,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	23,524
28,500	Innovent Biologics Inc.*(b)	156,198
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares*	19,974
6,686	iQIYI Inc., ADR*(a)	110,921
1,500	Jafron Biomedical Co., Ltd., Class A Shares*	13,240
22,268	JD.com Inc., ADR*	1,209,820
46,000	Jiangsu Expressway Co., Ltd., Class H Shares(d)	54,307
2,600	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares*	26,803
9,768	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	107,812
3,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	56,248
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	10,112
11,800	Jiangxi Copper Co., Ltd., Class A Shares	21,108
34,000	Jiangxi Copper Co., Ltd., Class H Shares(d)	31,276
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares	16,950
10,000	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A Shares	21,280
24,000	Jinke Properties Group Co., Ltd., Class A Shares	25,942
436,000	Jinxin Fertility Group Ltd., (Restricted, cost - $515,909, acquired 4/1/20)*(a)(b)(c)	586,650
15,000	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares*	26,818
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	19,685
1,565	JOYY Inc., ADR*	95,543
52,000	Kaisa Group Holdings Ltd.	19,095
65,000	Kingdee International Software Group Co., Ltd.*	114,645
27,000	Kingsoft Corp., Ltd.*	88,072
7,000	Koolearn Technology Holding Ltd.*(b)	28,310
2,288	Kweichow Moutai Co., Ltd., Class A Shares	438,648
39,000	KWG Group Holdings Ltd.*	54,870
8,500	Legend Holdings Corp., Class H Shares(b)(d)	10,311
204,000	Lenovo Group Ltd.	111,192
8,200	Lens Technology Co., Ltd., Class A Shares	18,771
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	22,074
59,500	Li Ning Co., Ltd.	200,746
14,500	Lingyi iTech Guangdong Co., Class A Shares*	18,393
42,000	Logan Property Holdings Co., Ltd.	62,802
12,600	Lomon Billions Group Co., Ltd., Class A Shares	27,656
55,000	Longfor Group Holdings Ltd.(b)	251,445
11,600	LONGi Green Energy Technology Co., Ltd., Class A Shares	52,861
11,030	Luxshare Precision Industry Co., Ltd., Class A Shares	69,063
70,500	Luye Pharma Group Ltd.(b)	35,331
4,000	Luzhou Laojiao Co., Ltd., Class A Shares	47,881
33,400	Maanshan Iron & Steel Co., Ltd., Class A Shares	12,269
3,400	Mango Excellent Media Co., Ltd., Class A Shares*	25,318
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares	15,627
245,000	Meituan Dianping, (Restricted, cost - $3,237,659, acquired 3/23/20), Class B Shares*(c)	4,665,470
36,900	Metallurgical Corp. of China Ltd., Class A Shares	12,939
4,463	Momo Inc., ADR	86,582
3,700	Muyuan Foodstuff Co., Ltd., Class A Shares	62,375
7,600	Nanjing Securities Co., Ltd., Class A Shares	14,669
5,900	NARI Technology Co., Ltd., Class A Shares	15,344
1,000	NAURA Technology Group Co., Ltd., Class A Shares	21,377
7,959	NetEase Inc., ADR	3,047,501
2,400	New China Life Insurance Co., Ltd., Class A Shares	14,735
25,700	New China Life Insurance Co., Ltd., Class H Shares(d)	80,294
6,400	New Hope Liuhe Co., Ltd., Class A Shares	25,154
22,227	New Oriental Education & Technology Group Inc., ADR*	2,666,351
20,753	NIO Inc., ADR*(a)	82,597
834	Noah Holdings Ltd., ADR*(a)	22,126

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
5,500	Offcn Education Technology Co., Ltd., Class A Shares*	$22,655
9,000	OFILM Group Co., Ltd., Class A Shares*	17,906
11,300	Orient Securities Co., Ltd., Class A Shares	14,536
10,800	Oriental Pearl Group Co., Ltd., Class A Shares	15,149
4,050	Ovctek China Inc., Class A Shares	30,992
50,600	Pacific Securities Co., Ltd., Class A Shares*	22,222
334,000	People’s Insurance Co. Group of China Ltd., Class H Shares(d)	100,760
3,100	Perfect World Co., Ltd./China, Class A Shares	19,137
21,700	PetroChina Co., Ltd., Class A Shares	12,930
624,000	PetroChina Co., Ltd., Class H Shares(d)	216,514
204,000	PICC Property & Casualty Co., Ltd., Class H Shares(d)	178,332
7,755	Pinduoduo Inc., ADR*	518,577
898,479	Ping An Bank Co., Ltd., Class A Shares	1,638,927
216,300	Ping An Healthcare & Technology Co., Ltd., (Restricted, cost - $1,332,468, acquired 11/22/19)*(b)(c)	2,862,647
19,200	Ping An Insurance Group Co. of China Ltd., Class A Shares	190,463
1,043,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	10,354,936
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	36,268
3,400	Poly Property Development Co., Ltd., Class H Shares*(d)	38,379
280,000	Postal Savings Bank of China Co., Ltd., Class H Shares(b)(d)	179,049
22,300	Power Construction Corp. of China Ltd., Class A Shares	10,665
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	20,439
7,700	Rongsheng Petro Chemical Co., Ltd., Class A Shares	12,533
11,800	SAIC Motor Corp., Ltd., Class A Shares	29,675
8,900	Sanan Optoelectronics Co., Ltd., Class A Shares	29,115
800	Sangfor Technologies Inc., Class A Shares	21,127
20,500	Sany Heavy Industry Co., Ltd., Class A Shares	52,752
8,700	SDIC Capital Co., Ltd., Class A Shares	14,553
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	13,446
76,000	Seazen Group Ltd.*(a)	70,668
7,900	Seazen Holdings Co., Ltd., Class A Shares*	34,715
99,200	Semiconductor Manufacturing International Corp.*	216,673
4,100	SF Holding Co., Ltd., Class A Shares	26,243
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	12,371
4,000	Shandong Gold Mining Co., Ltd., Class A Shares	20,807
74,000	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	21,069
18,300	Shandong Sun Paper Industry JSC Ltd., Class A Shares*	21,828
68,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(d)	119,541
51,300	Shanghai 2345 Network Holding Group Co., Ltd., Class A Shares	20,508
4,500	Shanghai Baosight Software Co., Ltd., Class A Shares	35,787
36,900	Shanghai Electric Group Co., Ltd., Class A Shares	22,570
70,000	Shanghai Electric Group Co., Ltd., Class H Shares(d)	19,435
4,800	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	20,730
14,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(d)	44,591
2,000	Shanghai International Airport Co., Ltd., Class A Shares	20,314
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	10,222
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	22,980
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	21,695
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(d)	26,614
57,700	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	85,543
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares*	18,193
20,100	Shanxi Meijin Energy Co., Ltd., Class A Shares*	17,686
21,000	Shanxi Securities Co., Ltd., Class A Shares	20,416
2,000	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	35,953
26,800	Shenergy Co., Ltd., Class A Shares	20,218
4,400	Shengyi Technology Co., Ltd., Class A Shares	16,584
1,260	Shennan Circuits Co., Ltd., Class A Shares	26,764
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares*	29,509
25,900	Shenzhen Energy Group Co., Ltd., Class A Shares	19,975
22,000	Shenzhen Expressway Co., Ltd., Class H Shares*(d)	22,318
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	21,313
6,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares	29,884

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	$28,672
1,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	66,522
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares*	12,458
127,900	Shenzhou International Group Holdings Ltd.	1,537,316
3,321	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	12,705
104,000	Shui On Land Ltd.	17,219
16,600	Sichuan Chuantou Energy Co., Ltd., Class A Shares	20,669
11,000	Silergy Corp.	594,918
1,870	SINA Corp.*	58,550
12,200	Sinolink Securities Co., Ltd., Class A Shares	16,846
106,000	Sino-Ocean Group Holding Ltd.	24,578
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(d)	15,746
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(d)	21,859
787,372	Sinopharm Group Co., Ltd., Class H Shares(d)	1,944,605
3,000	Sinotrans Ltd., Class H Shares(d)	622
20,000	Sinotruk Hong Kong Ltd.	48,794
52,500	SOHO China Ltd.*	17,840
9,720	Songcheng Performance Development Co., Ltd., Class A Shares	24,929
75,000	Sunac China Holdings Ltd.	316,234
24,400	Suning.com Co., Ltd., Class A Shares	30,006
21,100	Sunny Optical Technology Group Co., Ltd.	281,953
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	17,736
20,499	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A Shares	22,801
11,490	TAL Education Group, ADR*	648,725
11,000	Tangshan Jidong Cement Co., Ltd., Class A Shares	26,791
24,400	TBEA Co., Ltd., Class A Shares	23,553
35,700	TCL Technology Group Corp., Class A Shares	26,213
363,431	Tencent Holdings Ltd.	19,371,020
91,008	Tencent Music Entertainment Group, ADR*	1,175,823
7,400	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	18,257
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	18,854
60,000	Tingyi Cayman Islands Holding Corp.	103,291
24,000	Tongcheng-Elong Holdings Ltd.*	43,036
10,000	Tongwei Co., Ltd., Class A Shares	19,269
1,038,000	Topsports International Holdings Ltd., (Restricted, cost - $1,111,344, acquired 3/24/20)(b)(c)	1,480,219
3,700	Transfar Zhilian Co., Ltd., Class A Shares	2,953
30,000	TravelSky Technology Ltd., Class H Shares(d)	60,714
13,816	Trip.com Group Ltd., ADR*	367,091
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(d)	97,286
20,800	Tunghsu Optoelectronic Technology Co., Ltd., Class A Shares	8,098
3,400	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares*	32,936
37,000	Uni-President China Holdings Ltd.	38,544
5,400	Unisplendour Corp., Ltd., Class A Shares*	29,004
9,300	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares*	22,678
13,167	Vipshop Holdings Ltd., ADR*	228,316
4,400	Walvax Biotechnology Co., Ltd., Class A Shares	25,882
11,100	Wanda Film Holding Co., Ltd., Class A Shares*	25,143
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	30,706
157,000	Want Want China Holdings Ltd.	113,722
1,832	Weibo Corp., ADR*(a)	56,371
11,600	Weichai Power Co., Ltd., Class A Shares	21,227
1,388,200	Weichai Power Co., Ltd., Class H Shares(d)	2,422,848
4,000	Weihai Guangwei Composites Co., Ltd., Class A Shares	33,124
11,700	Wens Foodstuffs Group Co., Ltd., Class A Shares	43,381
11,400	Western Securities Co., Ltd., Class A Shares	12,730
1,200	Will Semiconductor Ltd., Class A Shares	30,979
1,600	Wingtech Technology Co., Ltd., Class A Shares*	22,047
29,900	Wuchan Zhongda Group Co., Ltd., Class A Shares*	18,660
3,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	18,633
61,979	Wuliangye Yibin Co., Ltd., Class A Shares	1,289,226
6,600	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	21,692

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 32.6% - (continued)
2,300	WuXi AppTec Co., Ltd., Class A Shares	$34,434
6,440	WuXi AppTec Co., Ltd., Class H Shares(b)(d)	68,348
231,500	Wuxi Biologics Cayman Inc., (Restricted, cost - $2,837,843, acquired 11/21/19)*(b)(c)	3,656,701
4,500	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	26,561
12,400	Xiamen Tungsten Co., Ltd., Class A Shares	21,647
307,800	Xiaomi Corp., Class B Shares*(b)	480,101
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	13,565
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(d)	15,337
126,000	Xinyi Solar Holdings Ltd.	91,942
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(d)	44,454
2,300	Yealink Network Technology Corp., Ltd., Class A Shares	29,079
42,000	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	464,374
15,000	Yihai International Holding Ltd.*	134,578
31,300	Yonghui Superstores Co., Ltd., Class A Shares	40,920
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	26,101
28,592	Yum China Holdings Inc.	1,324,953
3,200	Yunda Holding Co., Ltd., Class A Shares	14,974
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	17,328
2,700	Yunnan Energy New Material Co., Ltd.	22,514
48,000	Yuzhou Properties Co., Ltd.	19,721
1,611	Zai Lab Ltd., ADR*	119,858
1,500	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	30,897
27,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(d)	32,885
10,420	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	19,563
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	13,386
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(d)	25,355
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	13,499
10,000	Zhejiang NHU Co., Ltd., Class A Shares*	35,447
7,000	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares*	21,995
2,000	Zhejiang Supor Co., Ltd., Class A Shares	18,995
10,700	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	18,159
44,000	Zhenro Properties Group Ltd.*	28,017
13,800	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(b)(d)	49,030
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	15,097
16,500	Zhongsheng Group Holdings Ltd.	85,062
18,100	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(d)	46,919
30,500	Zijin Mining Group Co., Ltd., Class A Shares	16,179
200,000	Zijin Mining Group Co., Ltd., Class H Shares*(d)	79,645
28,100	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	25,120
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(d)	24,000
6,400	ZTE Corp., Class A Shares*	32,371
19,000	ZTE Corp., Class H Shares*(d)	48,391
11,316	ZTO Express Cayman Inc., ADR	369,128

	Total China	159,628,444

Colombia - 0.0%
7,032	Bancolombia SA	47,164
144,135	Ecopetrol SA	76,951
7,067	Grupo de Inversiones Suramericana SA	34,506
11,971	Interconexion Electrica SA ESP	62,948

	Total Colombia	221,569

Czech Republic - 0.0%
4,840	CEZ AS	95,166
1,684	Komercní Banka AS*	36,119
15,820	Moneta Money Bank AS(b)	35,086

	Total Czech Republic	166,371

Egypt - 1.2%
3,641,004	Cleopatra Hospital*	1,206,646
985,875	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	3,806,060
74,937	Commercial International Bank Egypt SAE, GDR	296,573
22,745	Eastern Co. SAE	17,949
21,328	ElSewedy Electric Co.	10,283

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Egypt - 1.2% - (continued)
1,244,156	Juhayna Food Industries	$589,089

	Total Egypt	5,926,600

Georgia - 0.3%
106,700	Bank of Georgia Group PLC*	1,223,241
61,700	Georgia Capital PLC*	351,124

	Total Georgia	1,574,365

Germany - 0.6%
30,560	Delivery Hero SE, (Restricted, cost - $1,270,513, acquired 2/26/19)*(b)(c)	2,911,856

Greece - 0.1%
38,045	Alpha Bank AE*	23,626
63,004	Eurobank Ergasias Services & Holdings SA*	26,780
1,594	FF Group*(e)(f)	18
6,598	Hellenic Telecommunications Organization SA	93,002
3,378	JUMBO SA	61,411
1,088	Motor Oil Hellas Corinth Refineries SA	18,192
10,474	National Bank of Greece SA*	14,170
7,444	OPAP SA	69,708

	Total Greece	306,907

Hong Kong - 2.9%
106,000	Alibaba Health Information Technology Ltd.*	249,931
440,000	Alibaba Pictures Group Ltd.*	53,511
190,700	ASM Pacific Technology Ltd.	1,741,004
18,000	Beijing Enterprises Holdings Ltd.	59,954
164,000	Beijing Enterprises Water Group Ltd.*	62,159
92,000	Bosideng International Holdings Ltd.	23,739
96,000	Brilliance China Automotive Holdings Ltd.	84,380
1,669,000	China Education Group Holdings Ltd., (Restricted, cost - $2,509,964, acquired 3/22/19)(c)	2,891,967
106,888	China Everbright International Ltd.	55,315
24,000	China Everbright Ltd.	33,767
80,400	China Gas Holdings Ltd.	282,821
156,000	China Jinmao Holdings Group Ltd.	108,417
81,000	China Mengniu Dairy Co., Ltd.*	291,346
39,538	China Merchants Port Holdings Co., Ltd.	48,443
184,000	China Mobile Ltd.	1,292,874
99,838	China Mobile Ltd., ADR	3,510,304
113,000	China Overseas Land & Investment Ltd.	347,025
40,000	China Overseas Property Holdings Ltd.	45,255
92,000	China Power International Development Ltd.	20,226
44,000	China Resources Beer Holdings Co., Ltd.	234,195
74,000	China Resources Cement Holdings Ltd.	93,472
28,000	China Resources Gas Group Ltd.	153,279
94,000	China Resources Land Ltd.	374,147
60,000	China Resources Power Holdings Co., Ltd.	69,733
66,000	China State Construction International Holdings Ltd.	40,885
48,800	China Taiping Insurance Holdings Co., Ltd.	72,765
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	30,621
192,000	China Unicom Hong Kong Ltd.*	111,761
176,000	CITIC Ltd.	168,700
46,000	COSCO SHIPPING Ports Ltd.	23,014
70,000	Far East Horizon Ltd.	62,053
155,000	Geely Automobile Holdings Ltd.	214,379
90,000	Guangdong Investment Ltd.	177,782
37,000	Haier Electronics Group Co., Ltd.	103,419
1,651	Hutchison China MediTech Ltd., ADR*	36,008
17,500	Kingboard Holdings Ltd.	42,423
31,000	Kingboard Laminates Holdings Ltd.	27,198
106,000	Kunlun Energy Co., Ltd.	65,240
49,000	Lee & Man Paper Manufacturing Ltd.	26,579
54,000	Nine Dragons Paper Holdings Ltd.	47,321
12,000	Shanghai Industrial Holdings Ltd.	18,723
26,000	Shenzhen International Holdings Ltd.	43,466

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.9% - (continued)
80,000	Shenzhen Investment Ltd.	$24,746
38,000	Shimao Property Holdings Ltd.	158,754
216,500	Sino Biopharmaceutical Ltd.	342,323
50,000	SSY Group Ltd.	30,759
76,500	Sun Art Retail Group Ltd.	117,374
11,000	Vinda International Holdings Ltd.*	33,419
30,000	Wharf Holdings Ltd.	53,837
196,000	Yuexiu Property Co., Ltd.	35,274

	Total Hong Kong	14,236,087

Hungary - 1.0%
12,471	MOL Hungarian Oil & Gas PLC	78,934
141,540	OTP Bank Nyrt*	4,715,196
4,013	Richter Gedeon Nyrt	87,665

	Total Hungary	4,881,795

India - 9.3%
16,043	Adani Ports & Special Economic Zone Ltd.	69,529
18,748	Ambuja Cements Ltd.	47,105
8,651	Asian Paints Ltd.	191,296
7,984	Aurobindo Pharma Ltd.	78,043
4,607	Avenue Supermarts Ltd., Class A Shares*(b)	139,987
310,560	Axis Bank Ltd.	1,572,338
40,622	Bajaj Auto Ltd.	1,456,493
5,636	Bajaj Finance Ltd.	144,033
1,172	Bajaj Finserv Ltd.	68,430
326,711	Bandhan Bank Ltd., (Restricted, cost - $2,154,252, acquired 3/28/19)(b)(c)	944,528
6,522	Berger Paints India Ltd.	42,189
6,110	Bharat Forge Ltd.	25,990
282,385	Bharat Petroleum Corp., Ltd.	1,272,339
72,984	Bharti Airtel Ltd.*	531,969
521,223	Bharti Infratel Ltd.	1,564,905
8,802	Biocon Ltd.	41,341
224	Bosch Ltd.	29,048
1,911	Britannia Industries Ltd.	85,609
574,400	Cholamandalam Investment & Finance Co., Ltd.	1,071,481
10,212	Cipla Ltd.	87,621
549,331	Coal India Ltd.	1,023,244
1,861	Colgate-Palmolive India Ltd.	34,173
6,095	Container Corp. Of India Ltd.	30,358
17,286	Dabur India Ltd.	107,100
2,337	Divi’s Laboratories Ltd.	73,844
16,810	DLF Ltd.	33,161
3,476	Dr Reddy’s Laboratories Ltd.	186,416
445	Eicher Motors Ltd.	97,206
48,168	GAIL India Ltd.	58,120
11,656	Godrej Consumer Products Ltd.	96,364
8,883	Grasim Industries Ltd.	68,612
7,396	Havells India Ltd.	48,662
386,261	HCL Technologies Ltd.	2,823,166
1,229	HDFC Asset Management Co., Ltd.(b)	41,131
318,000	HDFC Bank Ltd.	3,990,840
67,977	HDFC Bank Ltd., ADR	2,843,478
20,905	HDFC Life Insurance Co., Ltd.*(b)	142,522
60,593	Hero MotoCorp Ltd.	1,875,010
40,743	Hindalco Industries Ltd.	75,052
17,094	Hindustan Petroleum Corp., Ltd.	43,636
24,418	Hindustan Unilever Ltd.	666,884
49,122	Housing Development Finance Corp., Ltd.	1,079,627
142,021	ICICI Bank Ltd.	617,167
5,614	ICICI Lombard General Insurance Co., Ltd.(b)	96,642
9,515	ICICI Prudential Life Insurance Co., Ltd.(b)	49,638
52,879	Indian Oil Corp., Ltd.	58,556

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 9.3% - (continued)
5,851	Indraprastha Gas Ltd.	$35,754
1,743	Info Edge India Ltd.	61,977
102,346	Infosys Ltd.	938,229
228,515	Infosys Ltd., ADR	2,079,486
2,780	InterGlobe Aviation Ltd.(b)	35,516
109,268	ITC Ltd.*	284,508
28,363	JSW Steel Ltd.	68,984
2,142	Jubilant Foodworks Ltd.	46,485
15,467	Larsen & Toubro Ltd.	190,985
1,634,423	Lemon Tree Hotels Ltd., (Restricted, cost - $1,316,598, acquired 8/29/19)*(b)(c)	389,576
11,053	LIC Housing Finance Ltd.	34,989
7,246	Lupin Ltd.	83,093
22,086	Mahindra & Mahindra Ltd.	127,543
12,963	Marico Ltd.	59,108
3,325	Maruti Suzuki India Ltd.	245,503
28,021	Motherson Sumi Systems Ltd.	34,956
734	Nestle India Ltd.	170,633
66,016	NTPC Ltd.	84,450
142,000	Oberoi Realty Ltd.	597,687
1,318,108	Oil & Natural Gas Corp., Ltd.	1,452,755
169	Page Industries Ltd.	41,618
17,509	Petronet LNG Ltd.	59,117
172,000	Phoenix Mills Ltd.	1,215,122
3,802	Pidilite Industries Ltd.	73,943
2,660	Piramal Enterprises Ltd.	34,351
53,682	Power Grid Corp. of India Ltd.	111,838
13,216	REC Ltd.	15,575
215,707	Reliance Industries Ltd.	4,214,056
12,141	SBI Life Insurance Co., Ltd.*(b)	122,651
257	Shree Cement Ltd.	70,814
2,421	Shriram Transport Finance Co., Ltd.	18,382
2,065	Siemens Ltd.	30,042
56,081	State Bank of India*	120,290
26,289	Sun Pharmaceutical Industries Ltd.	166,361
114,102	Tata Consultancy Services Ltd.	2,989,920
13,065	Tata Consumer Products Ltd.*	62,392
47,880	Tata Motors Ltd.*	54,402
10,143	Tata Steel Ltd.	39,672
13,080	Tech Mahindra Ltd.	91,911
84,790	Titan Co., Ltd.	999,263
1,476	Torrent Pharmaceuticals Ltd.*	44,870
3,293	UltraTech Cement Ltd.	168,996
9,255	United Spirits Ltd*	72,309
306,454	UPL Ltd.*	1,635,711
56,784	Vedanta Ltd.	68,879
35,936	Wipro Ltd.	100,713
28,890	Zee Entertainment Enterprises Ltd.	69,996

	Total India	45,440,294

Indonesia - 2.4%
213,500	Ace Hardware Indonesia Tbk PT*	22,763
612,700	Adaro Energy Tbk PT	46,356
5,091,600	Astra International Tbk PT	1,666,398
284,800	Bank Central Asia Tbk PT	506,722
7,297,424	Bank Mandiri Persero Tbk PT	2,239,402
211,400	Bank Negara Indonesia Persero Tbk PT	55,637
6,375,200	Bank Rakyat Indonesia Persero Tbk PT	1,290,690
2,700	Bank Tabungan Negara Persero Tbk PT	141
12,220,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	2,411,862
911,500	Barito Pacific Tbk PT*	84,490
26,300	Bumi Serpong Damai Tbk PT*	1,144
231,100	Charoen Pokphand Indonesia Tbk PT	91,614

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 2.4% - (continued)
14,300	Gudang Garam Tbk PT	$47,756
215,500	Hanjaya Mandala Sampoerna Tbk PT*	28,699
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	27,831
34,200	Indocement Tunggal Prakarsa Tbk PT*	28,414
69,500	Indofood CBP Sukses Makmur Tbk PT	38,822
137,000	Indofood Sukses Makmur Tbk PT	54,065
7,600	Jasa Marga Persero Tbk PT*	1,851
715,400	Kalbe Farma Tbk PT	69,424
6,300	Pabrik Kertas Tjiwi Kimia Tbk PT	1,715
8,200	Pakuwon Jati Tbk PT	204
365,400	Perusahaan Gas Negara Tbk PT	21,577
105,000	Semen Indonesia Persero Tbk PT	70,614
1,525,387	Telekomunikasi Indonesia Persero Tbk PT	329,756
105,782	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,258,446
233,500	Unilever Indonesia Tbk PT	124,185
53,300	United Tractors Tbk PT	57,431
103,100	XL Axiata Tbk PT*	18,324

	Total Indonesia	11,596,333

Kenya - 0.3%
5,624,000	Safaricom PLC	1,554,020

Kuwait - 0.2%
127,000	Humansoft Holding Co. KSC	1,104,864

Luxembourg - 0.2%
4,430	Reinet Investments SCA	69,461
71,707	Ternium SA, ADR	1,139,424

	Total Luxembourg	1,208,885

Malaysia - 0.7%
46,100	AMMB Holdings Bhd	33,686
77,700	Axiata Group Bhd	68,069
4,600	Carlsberg Brewery Malaysia Bhd	30,650
188,607	CIMB Group Holdings Bhd	163,960
111,600	Dialog Group Bhd	102,568
88,700	DiGi.Com Bhd	92,973
5,500	Fraser & Neave Holdings Bhd	41,228
56,200	Gamuda Bhd	50,516
57,500	Genting Bhd	53,057
80,300	Genting Malaysia Bhd	42,961
5,900	Genting Plantations Bhd	13,617
20,100	HAP Seng Consolidated Bhd	34,727
50,600	Hartalega Holdings Bhd	146,116
21,000	Hong Leong Bank Bhd	65,838
7,300	Hong Leong Financial Group Bhd	22,510
65,500	IHH Healthcare Bhd	82,129
86,800	IJM Corp. Bhd	38,479
56,900	IOI Corp. Bhd	59,733
13,100	Kuala Lumpur Kepong Bhd	66,622
116,009	Malayan Banking Bhd	200,384
465,400	Malaysia Airports Holdings Bhd	537,382
77,300	Maxis Bhd	94,041
44,100	MISC Bhd	84,389
2,300	Nestle Malaysia Bhd	73,462
79,000	Petronas Chemicals Group Bhd	114,682
9,000	Petronas Dagangan Bhd	48,415
24,200	Petronas Gas Bhd	106,040
16,700	PPB Group Bhd	66,832
37,500	Press Metal Aluminium Holdings Bhd	32,618
89,200	Public Bank Bhd	301,274
21,000	QL Resources Bhd	48,685
53,500	RHB Bank Bhd	58,908
77,200	Sime Darby Bhd	37,186
63,200	Sime Darby Plantation Bhd	72,315

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 0.7% - (continued)
31,400	Telekom Malaysia Bhd	$30,599
68,500	Tenaga Nasional Bhd	177,914
41,500	Top Glove Corp. Bhd	127,143
34,300	Westports Holdings Bhd	31,569
76,350	YTL Corp. Bhd	18,311

	Total Malaysia	3,471,588

Mexico - 2.9%
100,440	Alfa SAB de CV, Class A Shares	53,276
272,347	América Móvil SAB de CV, Class L Shares, ADR	3,611,321
1,006,017	América Móvil SAB de CV, Series L	668,833
17,106	Arca Continental SAB de CV	76,406
15,467	Becle SAB de CV*	26,572
411,532	Cemex SAB de CV, Class Preferred Shares	97,449
16,529	Coca-Cola Femsa SAB de CV	72,763
95,065	Fibra Uno Administracion SA de CV, REIT	72,936
56,889	Fomento Economico Mexicano SAB de CV	384,991
6,096	Gruma SAB de CV, Class B Shares	60,493
10,336	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	68,810
6,186	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	64,265
52,666	Grupo Bimbo SAB de CV, Series A	82,380
14,300	Grupo Carso SAB de CV, Series A1	33,068
80,784	Grupo Financiero Banorte SAB de CV, Class O Shares	246,130
67,892	Grupo Financiero Inbursa SAB de CV, Class O Shares*	46,423
1,039,983	Grupo México SAB de CV, Series B	2,240,764
66,379	Grupo Televisa SAB*	78,681
4,192	Industrias Peñoles SAB de CV	39,649
12,296	Infraestructura Energetica Nova SAB de CV	35,051
830,106	Kimberly-Clark de México SAB de CV, Class A Shares	1,292,466
7,978	Megacable Holdings SAB de CV	24,109
31,079	Orbia Advance Corp. SAB de CV	45,180
6,730	Promotora y Operadora de Infraestructura SAB de CV*	50,851
677,527	Qualitas Controladora SAB de CV	2,719,154
552,100	Regional SAB de CV*	1,539,186
163,202	Wal-Mart de Mexico SAB de CV	408,539

	Total Mexico	14,139,746

Netherlands - 1.1%
61,670	Prosus NV*	5,134,781

Pakistan - 0.1%
226,766	Habib Bank Ltd.	135,919
822	MCB Bank Ltd.	764
17,868	Oil & Gas Development Co., Ltd.	12,681
684,670	Pakistan Petroleum Ltd.	391,624

	Total Pakistan	540,988

Peru - 0.1%
7,015	Cia de Minas Buenaventura SAA, ADR	55,068
1,985	Credicorp Ltd.	273,573
2,771	Southern Copper Corp.	100,587

	Total Peru	429,228

Philippines - 1.6%
66,680	Aboitiz Equity Ventures Inc.	56,733
43,300	Aboitiz Power Corp.	23,864
1,011	Altus San Nicolas Corp.*(e)(f)	104
7,950	Ayala Corp.	117,594
4,780,210	Ayala Land Inc.	2,993,526
32,088	Bank of the Philippine Islands	42,207
57,324	BDO Unibank Inc.	113,900
13,386,900	Bloomberry Resorts Corp.	1,646,451
1,160	Globe Telecom Inc.	52,445
2,800	GT Capital Holdings Inc.*	21,490
1,063,640	International Container Terminal Services Inc.	1,850,404
79,510	JG Summit Holdings Inc.	77,005

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Philippines - 1.6% - (continued)
14,790	Jollibee Foods Corp.	$31,939
6,170	Manila Electric Co.	34,622
434,000	Megaworld Corp.	24,537
419,500	Metro Pacific Investments Corp.	24,050
55,156	Metropolitan Bank & Trust Co.	38,426
2,430	PLDT Inc.	61,032
27,600	Puregold Price Club Inc.*	25,156
52,523	Robinsons Land Corp.	15,396
6,990	SM Investments Corp.*	125,484
303,100	SM Prime Holdings Inc.*	179,156
22,540	Universal Robina Corp.	58,074

	Total Philippines	7,613,595

Poland - 0.3%
4,285	Bank Millennium SA*	2,666
5,404	Bank Polska Kasa Opieki SA	71,142
2,094	CD Projekt SA*	211,953
6,856	Cyfrowy Polsat SA	44,542
1,497	Dino Polska SA*(b)	68,431
2,127	Grupa Lotos SA	31,749
4,374	KGHM Polska Miedz SA*	94,693
48	LPP SA	82,257
397	mBank SA*	21,407
20,391	Orange Polska SA*	33,262
27,259	PGE Polska Grupa Energetyczna SA*	33,044
8,934	Polski Koncern Naftowy ORLEN SA	149,421
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	59,251
26,665	Powszechna Kasa Oszczednosci Bank Polski SA	148,887
18,317	Powszechny Zaklad Ubezpieczen SA	136,796
1,017	Santander Bank Polska SA*	41,286

	Total Poland	1,230,787

Portugal - 0.3%
134,976	Galp Energia SGPS SA	1,612,897

Qatar - 0.3%
58,133	Barwa Real Estate Co.	46,298
56,283	Commercial Bank PSQC	57,586
53,578	Industries Qatar QSC	116,735
112,186	Masraf Al Rayan QSC	121,258
127,934	Mesaieed Petrochemical Holding Co.	70,687
25,890	Ooredoo QPSC	45,457
17,496	Qatar Electricity & Water Co. QSC	71,450
15,190	Qatar Fuel QSC	66,364
52,410	Qatar Insurance Co. SAQ	29,385
16,205	Qatar International Islamic Bank QSC	35,017
36,392	Qatar Islamic Bank SAQ	153,724
135,657	Qatar National Bank QPSC	670,721

	Total Qatar	1,484,682

Romania - 0.0%
12,798	NEPI Rockcastle PLC	66,002

Russia - 4.9%
2,193,146	Alrosa PJSC	2,057,822
351,932	Gazprom PJSC	1,000,550
1,193,003	Inter RAO UES PJSC	83,853
12,521	Lukoil PJSC	933,198
46,589	Lukoil PJSC, ADR	3,507,686
92,733	Magnit PJSC, Class Registered Shares, GDR	1,063,363
39,722	Magnit PJSC, Class Registered Shares, GDR*	452,831
49,568	Magnitogorsk Iron & Steel Works PJSC	28,539
1,891	MMC Norilsk Nickel PJSC	594,397
312,801	Mobile TeleSystems PJSC, ADR	2,780,801
37,008	Moscow Exchange MICEX-RTS PJSC	60,131
2,817	Novatek PJSC, Class Registered Shares, GDR	409,943

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Russia - 4.9% - (continued)
41,141	Novolipetsk Steel PJSC	$80,577
4,722	PhosAgro PJSC, Class Registered Shares, GDR	65,285
7,375	Polymetal International PLC	148,149
991	Polyus PJSC	164,457
33,349	Rosneft Oil Co. PJSC	178,360
1,825,078	Sberbank of Russia PJSC	5,202,263
188,500	Sberbank of Russia PJSC, ADR	2,156,440
7,269	Severstal PAO	96,582
284,474	Surgutneftegas PJSC	116,189
43,335	Tatneft PJSC	327,816
92,960,626	VTB Bank PJSC	47,968
3,497	X5 Retail Group NV, Class Registered Shares, GDR	104,020
59,220	Yandex NV, Class A Shares*	2,382,421

	Total Russia	24,043,641

Saudi Arabia - 1.0%
1,366	Abdullah Al Othaim Markets Co.	42,130
2,938	Advanced Petrochemical Co.	38,309
37,842	Al Rajhi Bank	578,778
29,130	Alinma Bank*	116,922
9,284	Almarai Co. JSC	122,654
19,124	Arab National Bank	103,011
10,770	Bank AlBilad	63,831
12,294	Bank Al-Jazira	37,546
16,032	Banque Saudi Fransi	130,216
1,692	Bupa Arabia for Cooperative Insurance Co.	51,644
1,797	Co. for Cooperative Insurance*	34,235
16,229	Dar Al Arkan Real Estate Development Co.*	30,119
12,531	Emaar Economic City*	23,501
11,243	Etihad Etisalat Co.*	79,720
1,698	Jarir Marketing Co.	62,270
12,700	Leejam Sports Co. JSC	187,806
43,546	National Commercial Bank	444,226
9,889	National Industrialization Co.*	26,636
6,566	Rabigh Refining & Petrochemical Co.*	24,205
37,591	Riyad Bank	168,458
10,666	Sahara International Petrochemical Co.	41,564
31,111	Samba Financial Group	200,662
1,171	Saudi Airlines Catering Co.	23,831
6,020	Saudi Arabian Fertilizer Co.	122,729
12,349	Saudi Arabian Mining Co.*	113,011
37,397	Saudi Arabian Oil Co.(b)	327,886
26,840	Saudi Basic Industries Corp.	607,424
23,275	Saudi British Bank	145,367
2,168	Saudi Cement Co.	27,229
24,559	Saudi Electricity Co.*	111,989
6,611	Saudi Industrial Investment Group	35,250
22,288	Saudi Kayan Petrochemical Co.*	50,709
17,841	Saudi Telecom Co.	484,514
7,899	Savola Group	87,481
6,603	Yanbu National Petrochemical Co.	89,846

	Total Saudi Arabia	4,835,709

Singapore - 0.3%
6,000	BOC Aviation Ltd.(b)	33,184
16,000	Sea Ltd., ADR*(a)	1,276,800

	Total Singapore	1,309,984

South Africa - 3.5%
23,078	Absa Group Ltd.	107,168
805,700	Advtech Ltd.	272,766
1,690	Anglo American Platinum Ltd.	107,571
12,227	AngloGold Ashanti Ltd.	298,627
12,791	Aspen Pharmacare Holdings Ltd.*	101,944

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 3.5% - (continued)
9,595	Bid Corp., Ltd.	$135,667
140,715	Bidvest Group Ltd.	1,221,874
1,307	Capitec Bank Holdings Ltd.	63,517
7,661	Clicks Group Ltd.	101,893
10,460	Discovery Ltd.	58,805
7,496	Exxaro Resources Ltd.	53,103
106,570	FirstRand Ltd.	244,589
25,996	Gold Fields Ltd.	201,918
79,517	Growthpoint Properties Ltd., REIT	56,752
24,357	Impala Platinum Holdings Ltd.	163,358
832	Investec Ltd.	1,448
1,756	Kumba Iron Ore Ltd.	47,453
1,032,395	Life Healthcare Group Holdings Ltd.	1,083,262
26,001	Momentum Metropolitan Holdings	25,604
8,026	Mr Price Group Ltd.	60,072
53,143	MTN Group Ltd.	164,035
13,547	MultiChoice Group*	66,875
26,096	Naspers Ltd., Class N Shares	4,147,308
104,854	Nedbank Group Ltd.	593,142
10,626	Northam Platinum Ltd.*	66,699
145,742	Old Mutual Ltd.	93,541
22,104	Pepkor Holdings Ltd.(b)	15,140
14,698	Pick n Pay Stores Ltd.	44,815
4,079	PSG Group Ltd.	37,899
35,306	Rand Merchant Investment Holdings Ltd.	54,803
14,691	Redefine Properties Ltd., REIT	1,613
15,494	Remgro Ltd.	122,938
24,733	RMB Holdings Ltd.	74,805
356,743	Sanlam Ltd.	1,152,180
16,421	Sasol Ltd.*	84,265
201,621	Shoprite Holdings Ltd.	1,187,360
65,569	Sibanye Stillwater Ltd.*	122,421
6,132	SPAR Group Ltd.	61,297
187,262	Standard Bank Group Ltd.	1,087,734
4,420	Tiger Brands Ltd.	39,615
1,776,173	Transaction Capital Ltd.	1,735,976
248,613	Vodacom Group Ltd.(a)	1,792,350
28,803	Woolworths Holdings Ltd.	47,614

	Total South Africa	17,201,816

South Korea - 9.9%
976	Amorepacific Corp.	129,731
1,121	AMOREPACIFIC Group	52,808
233	BGF retail Co., Ltd.	31,674
8,650	BNK Financial Group Inc.	35,776
2,041	Celltrion Healthcare Co., Ltd.*	150,838
2,783	Celltrion Inc.*	483,797
2,195	Cheil Worldwide Inc.	29,679
218	CJ CheilJedang Corp.	52,683
488	CJ Corp.	36,499
353	CJ ENM Co., Ltd.	34,789
248	CJ Logistics Corp.*	32,444
29,447	Coway Co., Ltd.	1,595,768
950	Daelim Industrial Co., Ltd.	71,358
9,683	Daewoo Engineering & Construction Co., Ltd.*	30,204
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	20,053
1,408	DB Insurance Co., Ltd.	49,706
1,233	Doosan Bobcat Inc.	23,804
29,445	Douzone Bizon Co., Ltd.	2,875,358
695	E-MART Inc.	64,178
1,475	Fila Holdings Corp.	46,219
1,746	GS Engineering & Construction Corp.	40,607

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 9.9% - (continued)
1,234	GS Holdings Corp.	$37,858
684	GS Retail Co., Ltd.	23,697
9,106	Hana Financial Group Inc.	220,759
2,943	Hankook Tire & Technology Co., Ltd.	56,194
188	Hanmi Pharm Co., Ltd.	36,249
5,435	Hanon Systems	43,052
823	Hanwha Corp.	13,475
4,013	Hanwha Life Insurance Co., Ltd.	4,985
3,358	Hanwha Solutions Corp.	44,196
99	HDC Hyundai Development Co-Engineering & Construction, Class E Shares	1,607
683	Helixmith Co., Ltd.*	34,791
1,206	HLB Inc.*	111,000
1,026	Hotel Shilla Co., Ltd.	66,319
403	Hyundai Department Store Co., Ltd.	20,989
2,491	Hyundai Engineering & Construction Co., Ltd.	69,385
569	Hyundai Glovis Co., Ltd.	52,333
330	Hyundai Heavy Industries Holdings Co., Ltd.	72,742
1,535	Hyundai Marine & Fire Insurance Co., Ltd.	30,258
14,915	Hyundai Mobis Co., Ltd.	2,405,275
4,655	Hyundai Motor Co.	371,494
2,277	Hyundai Steel Co.	40,527
7,803	Industrial Bank of Korea	52,601
1,712	Kakao Corp.	367,178
3,485	Kangwon Land Inc.	68,636
88,576	KB Financial Group Inc.	2,453,257
47	KCC Corp.	5,493
7,881	Kia Motors Corp.	219,841
751	KMW Co., Ltd.*	35,706
1,943	Korea Aerospace Industries Ltd.	40,121
7,576	Korea Electric Power Corp.	133,098
714	Korea Gas Corp.	17,354
1,278	Korea Investment Holdings Co., Ltd.	54,902
1,137	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	84,128
258	Korea Zinc Co., Ltd.	79,315
1,192	Korean Air Lines Co., Ltd.*	20,093
23,235	KT&G Corp.	1,584,507
672	Kumho Petrochemical Co., Ltd.	38,761
1,448	LG Chem Ltd.	460,690
3,043	LG Corp.	156,359
7,331	LG Display Co., Ltd.	60,889
3,166	LG Electronics Inc.	152,816
279	LG Household & Health Care Ltd.	310,856
336	LG Innotek Co., Ltd.	40,371
6,945	LG Uplus Corp.	74,291
570	Lotte Chemical Corp.	87,293
904	Lotte Corp.	25,233
312	Lotte Shopping Co., Ltd.	22,610
51	Medy-Tox Inc.	7,014
8,685	Meritz Securities Co., Ltd.	23,229
12,449	Mirae Asset Daewoo Co., Ltd.	62,587
6,390	NAVER Corp.	1,175,485
2,260	NCSoft Corp.	1,452,572
740	Netmarble Corp.*(b)	55,510
3,693	NH Investment & Securities Co., Ltd.	29,261
202	OCI Co., Ltd.*	6,482
640	Orion Corp.	68,687
19	Ottogi Corp.	8,507
6,901	Pan Ocean Co., Ltd.*	20,097
177	Pearl Abyss Corp.*	29,416
2,152	POSCO	316,950
706	POSCO Chemical Co., Ltd.	31,916

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 9.9% - (continued)
1,129	Posco International Corp.	$14,709
519	S-1 Corp.	39,324
515	Samsung Biologics Co., Ltd.*(b)	260,545
2,705	Samsung C&T Corp.	218,177
865	Samsung Card Co., Ltd.	20,802
1,771	Samsung Electro-Mechanics Co., Ltd.	180,300
300,638	Samsung Electronics Co., Ltd.	12,406,698
4,498	Samsung Engineering Co., Ltd.*	44,365
938	Samsung Fire & Marine Insurance Co., Ltd.	139,254
13,465	Samsung Heavy Industries Co., Ltd.*	52,825
2,175	Samsung Life Insurance Co., Ltd.	80,924
17,302	Samsung SDI Co., Ltd.	5,058,795
1,034	Samsung SDS Co., Ltd.	160,319
2,009	Samsung Securities Co., Ltd.	45,724
110,548	Shinhan Financial Group Co., Ltd.	2,713,996
241	Shinsegae Inc.	48,090
1,128	SK Holdings Co., Ltd.	219,576
99,456	SK Hynix Inc.	6,600,410
1,639	SK Innovation Co., Ltd.	158,275
679	SK Telecom Co., Ltd.	119,226
1,393	S-Oil Corp.	80,183
16,661	Woori Financial Group Inc.	123,863
1,290	Yuhan Corp.	54,412

	Total South Korea	48,420,062

Spain - 0.3%
87,271	CIE Automotive SA	1,576,975

Taiwan - 7.2%
15,000	Accton Technology Corp.	121,063
72,000	Acer Inc.	39,320
9,799	Advantech Co., Ltd.	97,248
4,000	Airtac International Group	68,877
96,498	ASE Technology Holding Co., Ltd.	199,366
60,000	Asia Cement Corp.	87,288
20,000	Asustek Computer Inc.	140,591
267,000	AU Optronics Corp.	67,636
187,000	Catcher Technology Co., Ltd.	1,361,999
233,738	Cathay Financial Holding Co., Ltd.	312,639
35,662	Chailease Holding Co., Ltd.	138,913
168,418	Chang Hwa Commercial Bank Ltd.	105,750
54,000	Cheng Shin Rubber Industry Co., Ltd.	59,170
17,130	Chicony Electronics Co., Ltd.	49,193
67,000	China Airlines Ltd.	18,360
404,000	China Development Financial Holding Corp.	122,693
97,390	China Life Insurance Co., Ltd.*	67,545
369,000	China Steel Corp.	244,027
489,900	Chroma ATE Inc.	2,145,163
110,000	Chunghwa Telecom Co., Ltd.	405,699
139,000	Compal Electronics Inc.	88,666
519,880	CTBC Financial Holding Co., Ltd.	346,515
56,000	Delta Electronics Inc.	258,208
324,394	E.Sun Financial Holding Co., Ltd.	288,913
5,100	Eclat Textile Co., Ltd.	52,687
66,812	Eva Airways Corp.	24,563
64,478	Evergreen Marine Corp. Taiwan Ltd.*	23,481
85,000	Far Eastern New Century Corp.	76,386
50,000	Far EasTone Telecommunications Co., Ltd.	108,006
9,100	Feng TAY Enterprise Co., Ltd.	55,057
303,105	First Financial Holding Co., Ltd.	231,406
110,000	Formosa Chemicals & Fibre Corp.	264,657
36,000	Formosa Petrochemical Corp.	105,485
113,000	Formosa Plastics Corp.	313,391

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 7.2% - (continued)
34,000	Formosa Taffeta Co., Ltd.	$38,833
32,230	Foxconn Technology Co., Ltd.	58,050
197,000	Fubon Financial Holding Co., Ltd.	279,044
10,000	Giant Manufacturing Co., Ltd.	78,555
7,000	Globalwafers Co., Ltd.	84,570
19,000	Highwealth Construction Corp.	28,155
7,938	Hiwin Technologies Corp.	81,363
1,239,660	Hon Hai Precision Industry Co., Ltd.	3,139,729
9,000	Hotai Motor Co., Ltd.	161,357
245,791	Hua Nan Financial Holdings Co., Ltd.	159,720
272,000	Innolux Corp.	56,549
79,000	Inventec Corp.	64,414
2,541	Largan Precision Co., Ltd.	325,344
61,264	Lite-On Technology Corp., ADR	98,453
46,000	MediaTek Inc.	711,036
336,000	Mega Financial Holding Co., Ltd.	345,086
22,000	Micro-Star International Co., Ltd.	74,238
151,000	Nan Ya Plastics Corp.	317,458
40,000	Nanya Technology Corp.	79,996
5,000	Nien Made Enterprise Co., Ltd.	42,959
208,000	Novatek Microelectronics Corp.	1,424,550
63,000	Pegatron Corp.	135,780
4,000	Phison Electronics Corp.	36,782
80,000	Pou Chen Corp.	78,995
24,000	Powertech Technology Inc.	77,786
177,660	Poya International Co., Ltd.	3,427,345
16,539	President Chain Store Corp.	163,141
86,000	Quanta Computer Inc.	201,119
16,000	Realtek Semiconductor Corp.	138,260
16,120	Ruentex Development Co., Ltd.*	24,614
1,400	Ruentex Industries Ltd.*	3,053
96,206	Shanghai Commercial & Savings Bank Ltd.	137,623
326,221	Shin Kong Financial Holding Co., Ltd.*	90,916
332,846	SinoPac Financial Holdings Co., Ltd.	131,233
15,629	Standard Foods Corp.	33,139
35,700	Synnex Technology International Corp.	52,932
269,575	Taishin Financial Holding Co., Ltd.	117,093
183,156	Taiwan Business Bank	64,872
134,265	Taiwan Cement Corp.	190,871
275,527	Taiwan Cooperative Financial Holding Co., Ltd.	187,790
60,000	Taiwan High Speed Rail Corp.	75,552
48,000	Taiwan Mobile Co., Ltd.	172,255
1,127,507	Taiwan Semiconductor Manufacturing Co., Ltd.	11,001,918
57,000	Tatung Co., Ltd.*	39,518
142,000	Uni-President Enterprises Corp.	345,244
343,000	United Microelectronics Corp.	176,947
23,000	Vanguard International Semiconductor Corp.	56,477
11,000	Walsin Technology Corp.	68,677
10,000	Win Semiconductors Corp.	85,800
84,000	Winbond Electronics Corp.	38,621
73,361	Wistron Corp.	70,131
65,000	Wiwynn Corp.	1,739,803
48,760	WPG Holdings Ltd.	63,935
8,188	Yageo Corp.	101,287
299,000	Yuanta Financial Holding Co., Ltd.	162,387
14,000	Zhen Ding Technology Holding Ltd.	55,940

	Total Taiwan	35,287,256

Thailand - 2.0%
37,700	Advanced Info Service PCL, NVDR	227,797
128,800	Airports of Thailand PCL, NVDR	252,697
185,700	Asset World Corp. PCL, NVDR*	27,671

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 2.0% - (continued)
20,800	B Grimm Power PCL, NVDR	$34,738
16,300	Bangkok Bank PCL, Class Registered Shares	55,707
51,800	Bangkok Commercial Asset Mangement PCL, NVDR*	38,431
308,200	Bangkok Dusit Medical Services PCL, NVDR	217,327
215,400	Bangkok Expressway & Metro PCL, NVDR	66,433
34,400	Berli Jucker PCL, NVDR	45,826
220,700	BTS Group Holdings PCL, NVDR	84,463
9,500	Bumrungrad Hospital PCL, NVDR	35,951
67,000	Central Pattana PCL, NVDR	104,018
59,216	Central Retail Corp. PCL	71,859
112,900	Charoen Pokphand Foods PCL, NVDR	112,382
745,900	CP ALL PCL, NVDR	1,649,883
9,700	Electricity Generating PCL, NVDR	83,822
52,500	Energy Absolute PCL, NVDR	64,132
17,400	Global Power Synergy PCL, NVDR	41,583
64,600	Gulf Energy Development PCL, NVDR	77,126
187,100	Home Product Center PCL, NVDR	87,554
47,600	Indorama Ventures PCL, NVDR	43,005
64,400	Intouch Holdings PCL, NVDR	109,391
206,100	IRPC PCL, NVDR	17,616
455,900	Kasikornbank PCL	1,401,626
24,600	Kasikornbank PCL, NVDR	74,750
110,000	Krung Thai Bank PCL, NVDR	35,831
22,200	Krungthai Card PCL, NVDR*	26,869
226,700	Land and Houses PCL, NVDR	51,845
87,700	Minor International PCL, NVDR	51,435
19,800	Muangthai Capital PCL, NVDR	34,515
22,800	Osotspa PCL, NVDR	30,524
41,400	PTT Exploration & Production PCL, NVDR	108,711
66,200	PTT Global Chemical PCL, NVDR	90,161
337,400	PTT PCL, NVDR	379,091
21,400	Ratch Group PCL, NVDR	46,931
103,000	Siam Cement PCL, Class Registered Shares	1,110,626
23,200	Siam Cement PCL, NVDR	250,109
20,000	Siam Commercial Bank PCL, NVDR	46,360
165,000	Srisawad Corp. PCL	295,662
830,174	Srisawad Corp. PCL, NVDR	1,491,651
1,223,000	Thai Beverage PCL	546,965
24,300	Thai Oil PCL, NVDR	33,120
92,400	Thai Union Group PCL, NVDR	39,957
1,064,476	TMB Bank PCL, NVDR	38,747
20,200	Total Access Communication PCL, NVDR	28,456
336,600	True Corp. PCL, NVDR(a)	39,406

	Total Thailand	9,802,760

Turkey - 1.7%
92,671	Akbank T.A.S.*	76,966
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	14,218
1,488	Arcelik AS	3,442
8,922	Aselsan Elektronik Sanayi Ve Ticaret AS	39,422
221,491	AvivaSA Emeklilik ve Hayat AS	427,625
11,261	BIM Birlesik Magazalar AS	107,393
41,908	Eregli Demir ve Celik Fabrikalari TAS	49,276
1,793	Ford Otomotiv Sanayi AS	16,266
27,526	Haci Ömer Sabanci Holding AS	33,532
558,007	KOC Holding AS	1,321,064
860,066	MLP Saglik Hizmetleri AS, (Restricted, cost - $2,406,017, acquired 2/7/18), Class B Shares*(b)(c)	2,115,677
882,254	Sok Marketler Ticaret AS*	1,513,772
4,165	TAV Havalimanlari Holding AS	12,419
363,100	Tofas Turk Otomobil Fabrikasi AS	1,185,516
95,658	Tüpras Türkiye Petrol Rafinerileri AS*	1,201,648
14,117	Turk Hava Yollari AO*	26,070

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 1.7% - (continued)
36,721	Turkcell Iletisim Hizmetleri AS	$76,121
68,320	Türkiye Garanti Bankasi AS*	77,965
46,584	Turkiye Is Bankasi AS, Class C Shares*	33,859
66,156	Yapi ve Kredi Bankasi AS*	22,446

	Total Turkey	8,354,697

United Arab Emirates - 0.2%
80,337	Abu Dhabi Commercial Bank PJSC	96,372
113,653	Aldar Properties PJSC	53,609
5,248	DP World PLC	82,565
52,710	Dubai Islamic Bank PJSC	51,016
67,240	Emaar Malls PJSC*	24,201
95,193	Emaar Properties PJSC*	64,900
36,055	Emirates NBD Bank PJSC	84,416
56,256	Emirates Telecommunications Group Co. PJSC	239,605
82,601	First Abu Dhabi Bank PJSC	249,589

	Total United Arab Emirates	946,273

United Kingdom - 1.0%
64,911	Anglo American PLC	1,373,041
72,242	Mondi PLC	1,352,914
40,559	Unilever NV	2,100,057

	Total United Kingdom	4,826,012

United States - 0.3%
148,600	Laureate Education Inc., Class A Shares*	1,445,878

Uruguay - 0.1%
180,860	Biotoscana Investments SA BDR*	338,034

	TOTAL COMMON STOCKS (Cost - $430,747,744)	468,159,526

PREFERRED STOCKS - 0.7%
Brazil - 0.5%
130,084	Banco Bradesco SA, Class Preferred Shares	462,121
4,801	Braskem SA, Class Preferred A Shares	24,967
7,736	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	44,522
28,731	Cia Energetica de Minas Gerais, Class Preferred Shares	58,170
2,480	Cia Paranaense de Energia, Class Preferred B Shares	29,429
31,169	Gerdau SA, Class Preferred Shares	78,473
143,951	Itaú Unibanco Holding SA, Class Preferred Shares	621,756
141,245	Itausa - Investimentos Itau SA, Class Preferred Shares	234,601
23,576	Lojas Americanas SA, Class Preferred Shares	124,856
139,981	Petroleo Brasileiro SA, Class Preferred Shares	533,756
13,071	Telefonica Brasil SA, Class Preferred Shares	115,510

	Total Brazil	2,328,161

Chile - 0.0%
10,869	Embotelladora Andina SA, Class Preferred B Shares	26,083
3,692	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	90,624

	Total Chile	116,707

Colombia - 0.0%
13,625	Bancolombia SA, Class Preferred Shares	89,922

Russia - 0.0%
134,070	Surgutneftegas PJSC, Class Preferred Shares	106,921

South Korea - 0.2%
521	Amorepacific Corp., Class Preferred Shares	24,463
1,024	Hyundai Motor Co., Class Preferred 2nd Shares	50,163
565	Hyundai Motor Co., Class Preferred Shares	25,888
157	LG Chem Ltd., Class Preferred Shares	22,642
55	LG Household & Health Care Ltd., Class Preferred Shares	31,965
24,627	Samsung Electronics Co., Ltd., Class Preferred Shares	859,091

	Total South Korea	1,014,212

	TOTAL PREFERRED STOCKS (Cost - $4,194,806)	3,655,923

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
RIGHTS - 0.0%
Brazil - 0.0%
981		Natura & Co. Holding SA*	$916
China - 0.0%
1,176		Legend Holdings Corp.*(e)	1,423
India - 0.0%
8,666		Reliance Industries Ltd.*(e)	25,560
		TOTAL RIGHTS (Cost - $0)	27,899

WARRANT - 0.0%
Thailand - 0.0%
22,070		BTS Group Holdings PCL, expires 2/16/21*(e)
		(Cost - $0)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $434,942,550)	471,843,348

Face Amount†
SHORT-TERM INVESTMENTS (g) - 5.2%
MONEY MARKET FUND - 2.0%
$9,611,685		Invesco STIT - Government & Agency Portfolio, 0.118%, Institutional Class(h)
		(Cost - $9,611,685)	9,611,685

TIME DEPOSITS - 3.2%
3,615,052		ANZ National Bank - London, 0.010% due 6/1/20	3,615,052
8,534,049		Barclays Bank PLC - London, 0.010% due 6/1/20	8,534,049
		BBH - Grand Cayman:
10,805	EUR	(0.660)% due 6/1/20	11,995
2	SGD	0.000% due 6/1/20	1
10	GBP	0.010% due 6/1/20	12
132,230	HKD	0.010% due 6/1/20	17,058
21,465		0.010% due 6/1/20	21,465
2,425	ZAR	2.800% due 6/1/20	138
		BNP Paribas - Paris:
492,113	HKD	0.010% due 6/1/20	63,485
440,133	ZAR	2.800% due 6/1/20	25,063
3,556,866		Sumitomo Mitsui Banking Corp. - Tokyo, 0.010% due 6/1/20	3,556,866

		TOTAL TIME DEPOSITS (Cost - $15,845,184)	15,845,184

		TOTAL SHORT-TERM INVESTMENTS (Cost - $25,456,869)	25,456,869

		TOTAL INVESTMENTS - 101.6% (Cost - $460,399,419)	497,300,217

		Liabilities in Excess of Other Assets - (1.6)%	(7,940,970)

		TOTAL NET ASSETS - 100.0%	$489,359,247

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $24,542,728 and represents 5.0% of net assets.

(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2020, amounts to approximately $28,207,975 and represents 5.8% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.2%.
(h)	Represents investments of collateral received from securities lending transactions.

At May 31, 2020, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$460,399,419	$113,411,845	$(76,287,853)	$37,123,992

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
BDR	—	Brazilian Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	15.5%
Insurance	4.3
Consumer Finance	1.0
Other	0.9
Consumer Discretionary	17.7
Information Technology	15.0
Communication Services	12.6
Industrials	5.8
Energy	5.5
Consumer Staples	5.4
Materials	5.2
Health Care	4.8
Real Estate	2.0
Utilities	1.1
Short-Term Investments	3.2

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At May 31, 2020, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index June Futures	32	6/20	$1,269,446	$1,492,640	$223,194

At May 31, 2020, Emerging Markets Equity Fund had deposited cash of $169,600 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3%
Advertising - 0.0%
$ 40,000	BBB	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 3.500% due 10/1/20	$40,368
10,000	BBB+	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.650% due 11/1/24	10,842

		Total Advertising	51,210

Aerospace/Defense - 1.1%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
105,000	BBB	2.850% due 12/15/20(a)	105,503
205,000	BBB	3.800% due 10/7/24(a)	221,858
600,000	BBB	3.850% due 12/15/25(a)	659,597
		Boeing Co. (The), Senior Unsecured Notes:
199,000	BBB-	4.508% due 5/1/23	206,143
720,000	BBB-	4.875% due 5/1/25	765,183
50,000	BBB-	3.100% due 5/1/26	48,680
70,000	BBB-	2.700% due 2/1/27	65,286
60,000	BBB-	2.800% due 3/1/27	55,985
260,000	BBB-	3.200% due 3/1/29	246,089
250,000	BBB-	5.150% due 5/1/30	268,407
440,000	BBB-	3.250% due 2/1/35	378,611
40,000	BBB-	3.550% due 3/1/38	32,911
210,000	BBB-	5.705% due 5/1/40	231,352
140,000	BBB-	3.750% due 2/1/50	122,436
490,000	BBB-	5.805% due 5/1/50	557,200
20,000	BBB-	3.825% due 3/1/59	16,333
255,000	BBB-	5.930% due 5/1/60	296,694
		General Dynamics Corp., Company Guaranteed Notes:
163,000	A	3.250% due 4/1/25	180,441
121,000	A	3.500% due 4/1/27	136,374
395,000	A	3.750% due 5/15/28	456,799
5,000	A	3.625% due 4/1/30	5,810
10,000	A	4.250% due 4/1/40	12,459
80,000	A	4.250% due 4/1/50	104,831
		L3 Technologies Inc., Company Guaranteed Notes:
35,000	BBB	3.950% due 5/28/24	36,699
320,000	BBB	3.850% due 12/15/26	341,651
		L3Harris Technologies Inc., Senior Unsecured Notes:
595,000	BBB	3.850% due 12/15/26	668,496
600,000	BBB	4.400% due 6/15/28	695,552
60,000	BBB	5.054% due 4/27/45	75,269
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	32,080
170,000	A-	3.550% due 1/15/26	194,370
26,000	A-	1.850% due 6/15/30	26,659
40,000	A-	4.500% due 5/15/36	51,254
35,000	A-	4.070% due 12/15/42	43,974
24,000	A-	3.800% due 3/1/45	29,089
74,000	A-	4.700% due 5/15/46	101,095
184,000	A-	2.800% due 6/15/50	192,981
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	80,290
761,000	BBB	2.930% due 1/15/25	825,601

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Aerospace/Defense - 1.1% - (continued)
$ 340,000	BBB	3.250% due 1/15/28	$377,312
82,000	BBB	4.400% due 5/1/30	99,360
114,000	BBB	4.030% due 10/15/47	138,954
110,000	BBB	5.250% due 5/1/50	159,855
		Raytheon Co., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	75,607
40,000	A-	7.200% due 8/15/27	53,181
24,000	A-	7.000% due 11/1/28	32,128
55,000	A-	4.200% due 12/15/44	63,376
		Raytheon Technologies Corp., Senior Unsecured Notes:
120,000	A-	3.950% due 8/16/25	137,256
102,000	A-	4.125% due 11/16/28	118,510
386,000	A-	2.250% due 7/1/30	396,617
190,000	A-	4.500% due 6/1/42	233,659
25,000	A-	3.750% due 11/1/46	28,413
76,000	A-	4.050% due 5/4/47	90,125
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	A-	3.100% due 11/15/21	40,909
20,000	A-	2.800% due 3/15/22	20,561

		Total Aerospace/Defense	10,635,865

Agriculture - 0.8%
		Altria Group Inc., Company Guaranteed Notes:
130,000	BBB	4.750% due 5/5/21	134,956
60,000	BBB	3.490% due 2/14/22	62,464
70,000	BBB	3.800% due 2/14/24	75,976
40,000	BBB	2.350% due 5/6/25	41,542
250,000	BBB	4.400% due 2/14/26	286,254
583,000	BBB	4.800% due 2/14/29	673,274
501,000	BBB	5.800% due 2/14/39	611,996
80,000	BBB	3.875% due 9/16/46	78,237
730,000	BBB	5.950% due 2/14/49	948,232
145,000	BBB	6.200% due 2/14/59	185,724
		BAT Capital Corp., Company Guaranteed Notes:
15,000	BBB+	3.215% due 9/6/26	15,641
509,000	BBB+	3.557% due 8/15/27	535,857
1,145,000	BBB+	4.540% due 8/15/47	1,221,792
23,000	BBB+	4.758% due 9/6/49	25,208
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	152,541
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	195,983
17,000	A	2.500% due 8/22/22	17,680
217,000	A	2.500% due 11/2/22	226,270
200,000	A	1.125% due 5/1/23	202,482
100,000	A	2.100% due 5/1/30	100,798
60,000	A	4.500% due 3/20/42	71,384
		Reynolds American Inc., Company Guaranteed Notes:
61,000	BBB+	3.250% due 6/12/20	61,040
75,000	BBB+	4.000% due 6/12/22	78,800
80,000	BBB+	4.450% due 6/12/25	88,463
965,000	BBB+	5.850% due 8/15/45	1,170,962

		Total Agriculture	7,263,556

Airlines - 0.4%
51,699	A2(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	45,390

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Airlines - 0.4% - (continued)
$ 26,933	BB+	Air Canada Class B Pass-Through Trust, Pass-Thru Certificates, 5.000% due 12/15/23(a)	$18,920
188,726	BBB-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	148,653
41,338	A+	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	38,572
333,248	AA-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	309,497
47,852	AA-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	43,005
98,231	AA-	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	86,338
40,920	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	38,090
158,873	BBB	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	142,993
1,019	BB+	American Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.375% due 10/1/22	612
121,842	BB	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	72,844
91,472	BB	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	58,192
73,000	BB+	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	45,957
779	BB+	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	506
57,115	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	36,723
23,934	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.700% due 10/15/25	14,836
286,000	BBB	British Airways 2019-1 Class A Pass-Through Trust, Pass-Thru Certificates, 3.350% due 6/15/29(a)	221,777
		Delta Air Lines Inc.:
870,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(a)	899,937
		Senior Unsecured Notes:
220,000	BB	3.400% due 4/19/21	211,403
120,000	BB	3.625% due 3/15/22	109,002
50,000	BB	3.800% due 4/19/23	44,472
180,000	BB	2.900% due 10/28/24	145,860
221,760	BB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	212,463
45,000	BBB	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	45,337
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
34,892	AA	3.450% due 12/1/27	32,383
4,340	A1(b)	3.100% due 7/7/28	3,977
45,996	A1(b)	2.875% due 10/7/28	42,019
18,661	A1(b)	3.500% due 3/1/30	17,010
57,774	A1(b)	4.150% due 8/25/31	54,366
85,000	A1(b)	2.700% due 5/1/32	76,117
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
35,427	BBB-	4.750% due 4/11/22	28,592
51,698	BBB-	4.625% due 9/3/22	43,293
4,715	Baa2(b)	3.650% due 10/7/25	3,054
15,745	Baa2(b)	3.650% due 1/7/26	10,438
96,000	Baa2(b)	3.500% due 5/1/28	62,453
3,371	BB	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	2,673
11,134	BB	US Airways Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 11/15/21	8,426
130,565	A-	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	127,489

		Total Airlines	3,503,669

Apparel - 0.1%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB	4.625% due 5/15/24(a)	10,201
70,000	BB	4.875% due 5/15/26(a)	71,037
90,000	Ba2(b)	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25(a)	92,128
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	42,930
227,000	AA-	2.750% due 3/27/27	248,629
140,000	AA-	2.850% due 3/27/30	155,970
100,000	AA-	3.250% due 3/27/40	112,271
300,000	AA-	3.375% due 3/27/50	348,739

		Total Apparel	1,081,905

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Auto Manufacturers - 1.4%
$ 65,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	$68,067
20,000	A	BMW US Capital LLC, Company Guaranteed Notes, 2.800% due 4/11/26(a)	20,641
		Daimler Finance North America LLC, Company Guaranteed Notes:
150,000	BBB+	2.700% due 8/3/20(a)	150,476
385,000	BBB+	2.000% due 7/6/21(a)	383,474
600,000	BBB+	2.200% due 10/30/21(a)	601,639
		Ford Motor Co., Senior Unsecured Notes:
40,000	BB+	8.500% due 4/21/23	41,550
40,000	BB+	9.000% due 4/22/25	41,950
30,000	BB+	4.750% due 1/15/43	23,063
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
290,000	BB+	2.425% due 6/12/20	290,725
620,000	BB+	3.157% due 8/4/20	622,604
420,000	BB+	2.343% due 11/2/20	419,110
200,000	BB+	3.200% due 1/15/21	197,450
155,000	BB+	5.750% due 2/1/21	155,775
50,000	BB+	3.336% due 3/18/21	49,348
1,515,000	BB+	2.183% (3-Month USD-LIBOR + 0.810%) due 4/5/21(c)	1,437,486
440,000	BB+	2.191% (3-Month USD-LIBOR + 0.880%) due 10/12/21(c)	413,548
235,000	BB+	3.813% due 10/12/21	229,713
470,000	BB+	3.339% due 3/28/22	455,914
1,250,000	BB+	1.636% (3-Month USD-LIBOR + 1.080%) due 8/3/22(c)	1,138,493
		General Motors Co., Senior Unsecured Notes:
130,000	BBB	5.400% due 10/2/23	137,112
110,000	BBB	6.125% due 10/1/25	120,162
250,000	BBB	6.250% due 10/2/43	260,417
455,000	BBB	5.200% due 4/1/45	433,366
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
295,000	BBB	3.200% due 7/13/20	295,351
230,000	BBB	2.450% due 11/6/20	229,839
25,000	BBB	3.550% due 4/9/21	25,004
760,000	BBB	3.200% due 7/6/21	760,479
480,000	BBB	4.375% due 9/25/21	482,935
110,000	BBB	3.450% due 4/10/22	110,228
130,000	BBB	3.700% due 5/9/23	129,760
80,000	BBB	3.500% due 11/7/24	78,073
63,000	BBB	5.250% due 3/1/26	65,972
198,000	BBB	4.350% due 1/17/27	198,352
		Senior Unsecured Notes:
630,000	BBB	4.200% due 11/6/21	639,528
445,000	BBB	5.200% due 3/20/23	463,739
		Hyundai Capital America, Senior Unsecured Notes:
218,000	BBB+	3.000% due 10/30/20(a)	218,356
10,000	BBB+	3.750% due 7/8/21(a)	10,091
250,000	BBB+	3.950% due 2/1/22(a)	254,186
412,000	BBB+	2.375% due 2/10/23(a)	407,324
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	199,353
200,000	BBB+	3.750% due 3/5/23(a)	206,483
20,000	BBB	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(a)	19,460

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Auto Manufacturers - 1.4% - (continued)
		Toyota Motor Credit Corp., Senior Unsecured Notes:
$ 30,000	A+	3.450% due 9/20/23	$32,418
229,000	A+	3.000% due 4/1/25	248,631
200,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 4.000% due 11/12/21(a)	206,225
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(a)	130,485

		Total Auto Manufacturers	13,104,355

Auto Parts & Equipment - 0.0%
15,000	BBB	Aptiv PLC, Company Guaranteed Notes, 5.400% due 3/15/49	14,599
15,000	BBB-	Lear Corp., Senior Unsecured Notes, 5.250% due 5/15/49	13,650

		Total Auto Parts & Equipment	28,249

Banks - 9.4%
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	210,469
400,000	A	2.706% due 6/27/24	414,307
600,000	A-	2.746% due 5/28/25	611,779
600,000	A-	4.379% due 4/12/28	657,153
200,000	A	3.306% due 6/27/29	210,984
		Bank of America Corp.:
		Senior Unsecured Notes:
950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(c)	951,232
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(c)	768,215
190,000	A-	3.124% (3-Month USD-LIBOR + 1.160%) due 1/20/23(c)	196,418
30,000	A-	2.816% (3-Month USD-LIBOR + 0.930%) due 7/21/23(c)	31,049
1,761,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	1,840,041
490,000	A-	4.125% due 1/22/24	540,291
1,285,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	1,365,732
280,000	A-	4.000% due 4/1/24	309,844
100,000	A-	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(c)	104,149
54,000	A-	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(c)	58,249
398,000	A-	2.015% (3-Month USD-LIBOR + 0.640%) due 2/13/26(c)	406,995
210,000	A-	3.500% due 4/19/26	233,021
2,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(c)	2,206
643,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	715,242
89,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	98,466
165,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	181,786
592,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	645,275
363,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	410,748
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	568,995
480,000	A-	3.194% (3-Month USD-LIBOR + 1.180%) due 7/23/30(c)	518,238
250,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	263,126
375,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(c)	382,378
525,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	539,744
60,000	A-	4.244% (3-Month USD-LIBOR + 1.814%) due 4/24/38(c)	70,738
240,000	A-	5.000% due 1/21/44	316,497
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	881,374
960,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	1,142,222
		Subordinated Notes:
891,000	BBB+	4.200% due 8/26/24	984,227
1,364,000	BBB+	4.000% due 1/22/25	1,491,719
123,000	BBB+	4.450% due 3/3/26	138,275
20,000	BBB+	4.250% due 10/22/26	22,510
66,000	BBB+	4.183% due 11/25/27	74,101

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Banks - 9.4% - (continued)
		Bank of Montreal:
$ 300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	$308,104
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	52,157
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(c)	518,087
195,000	A	3.400% due 5/15/24	212,977
267,000	A	1.600% due 4/24/25	276,711
115,000	A	3.250% due 5/16/27	128,659
21,000	A	3.400% due 1/29/28	23,952
72,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	80,407
		Barclays Bank PLC:
200,000	A	Senior Unsecured Notes, 1.700% due 5/12/22	202,575
100,000	BBB-	Subordinated Notes, 5.140% due 10/14/20	101,388
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	405,452
245,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(c)	261,554
200,000	BBB	2.852% (3-Month USD-LIBOR + 2.452%) due 5/7/26(c)	204,988
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	711,797
		BNP Paribas SA:
		Senior Unsecured Notes:
380,000	A-	3.500% due 3/1/23(a)	400,011
270,000	A-	3.375% due 1/9/25(a)	286,905
690,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	755,057
750,000	A-	4.400% due 8/14/28(a)	857,765
330,000	A-	5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(a)(c)	395,635
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	219,440
434,000	A+	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(a)	456,749
280,000	BBB+	Capital One NA, Senior Unsecured Notes, 2.250% due 9/13/21	283,466
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	90,309
40,000	BB+	5.250% due 3/7/25	40,204
		Citigroup Inc.:
500,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	512,152
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	181,595
120,000	BBB+	3.106% (SOFR + 2.750%) due 4/8/26(c)	126,449
390,000	BBB+	3.200% due 10/21/26	416,797
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	112,266
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	242,893
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	70,165
314,000	BBB+	8.125% due 7/15/39	529,518
196,000	BBB+	4.650% due 7/30/45	240,504
100,000	BBB+	4.650% due 7/23/48	124,407
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	982,910
250,000	BBB	5.500% due 9/13/25	292,136
890,000	BBB	4.300% due 11/20/26	992,599
210,000	BBB	4.450% due 9/29/27	234,101
30,000	BBB	6.625% due 6/15/32	39,671
100,000	BBB	6.675% due 9/13/43	145,420
286,000	BBB	5.300% due 5/6/44	361,331
30,000	BBB	4.750% due 5/18/46	36,145
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	15,216

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Banks - 9.4% - (continued)
		Commonwealth Bank of Australia, Senior Unsecured Notes:
$ 55,000	AA-	3.450% due 3/16/23(a)	$58,975
58,000	AA-	3.900% due 7/12/47(a)	67,913
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	338,674
990,000	BBB+	4.375% due 8/4/25	1,094,845
270,000	A+	Senior Unsecured Notes, 3.125% due 4/26/21	276,597
500,000	A+	Credit Suisse AG, Senior Unsecured Notes, 2.950% due 4/9/25	538,334
		Credit Suisse Group AG, Senior Unsecured Notes:
250,000	BBB+	4.282% due 1/9/28(a)	272,914
250,000	BBB+	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	277,941
320,000	BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 4.550% due 4/17/26	363,372
		Danske Bank AS, Senior Unsecured Notes:
440,000	BBB+	5.000% due 1/12/22(a)	461,156
200,000	BBB+	3.001% (3-Month USD-LIBOR + 1.249%) due 9/20/22(a)(c)	202,111
1,200,000	BBB+	5.375% due 1/12/24(a)	1,312,130
38,000	BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.100% due 1/13/26	39,289
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	17,850
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
810,000	BBB+	6.000% due 6/15/20	811,528
190,000	BBB+	2.750% due 9/15/20	190,865
120,000	BBB+	2.875% due 2/25/21	121,623
40,000	BBB+	1.540% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	39,536
475,000	BBB+	2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(c)	485,499
130,000	BBB+	3.200% due 2/23/23	136,869
245,000	BBB+	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(c)	251,881
260,000	BBB+	3.500% due 4/1/25	280,071
578,000	BBB+	3.750% due 5/22/25	628,537
192,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	203,123
150,000	BBB+	1.562% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	147,517
485,000	BBB+	3.500% due 11/16/26	523,431
161,000	BBB+	3.850% due 1/26/27	177,343
185,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(c)	202,845
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	683,515
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	1,500,319
240,000	BBB+	2.600% due 2/7/30	242,926
440,000	BBB+	3.800% due 3/15/30	489,066
210,000	BBB+	6.250% due 2/1/41	302,415
200,000	BBB+	4.750% due 10/21/45	248,826
		Subordinated Notes:
600,000	BBB-	4.250% due 10/21/25	665,938
460,000	BBB-	6.750% due 10/1/37	643,199
290,000	BBB-	5.150% due 5/22/45	359,261
		HSBC Holdings PLC:
		Junior Subordinated Notes:
240,000	Baa3(b)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(c)(d)	239,006
640,000	Baa3(b)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(d)	638,122
		Senior Unsecured Notes:
200,000	A-	3.400% due 3/8/21	204,132
325,000	A-	2.950% due 5/25/21	332,276
200,000	A-	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(c)	206,502
810,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	920,629

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Banks - 9.4% - (continued)
$ 200,000	A-	4.950% due 3/31/30	$236,807
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	458,939
		Subordinated Notes:
300,000	BBB	4.250% due 3/14/24	321,015
240,000	BBB	4.250% due 8/18/25	258,368
390,000	BBB	6.500% due 9/15/37	526,665
100,000	BBB+	HSBC USA Inc., Subordinated Notes, 5.000% due 9/27/20	101,399
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	201,036
200,000	BBB	3.375% due 1/12/23(a)	201,465
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	813,232
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
90,000	A-	4.400% due 7/22/20	90,503
200,000	A-	2.550% due 3/1/21	202,778
99,000	A-	2.972% due 1/15/23	102,226
55,000	A-	2.250% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	55,158
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	463,813
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(c)	306,592
1,185,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	1,294,869
580,000	A-	3.900% due 7/15/25	650,791
242,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(c)	250,608
1,407,000	A-	2.005% (SOFR + 1.585%) due 3/13/26(c)	1,435,252
180,000	A-	3.300% due 4/1/26	197,173
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	287,398
375,000	A-	3.200% due 6/15/26	409,737
391,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	428,293
223,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(c)	224,779
410,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(c)	448,352
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	549,998
480,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	562,883
745,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	762,147
290,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	340,292
373,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	378,372
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	58,614
270,000	BBB+	3.875% due 9/10/24	296,952
297,000	BBB+	4.250% due 10/1/27	337,974
490,000	BBB+	4.950% due 6/1/45	639,255
		KeyCorp, Senior Unsecured Notes:
150,000	BBB+	2.900% due 9/15/20	151,009
45,000	BBB+	4.150% due 10/29/25	50,431
77,000	AAA	Kreditanstalt fuer Wiederaufbau, Government Guaranteed, 1.750% due 9/14/29	83,121
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
1,945,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	2,001,125
400,000	BBB+	3.900% due 3/12/24	430,191
200,000	BBB+	4.375% due 3/22/28	225,026
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	266,605
		Mizuho Financial Group Inc., Senior Unsecured Notes:
480,000	A-	2.839% (3-Month USD-LIBOR + 0.980%) due 7/16/25(c)	497,727
340,000	A-	2.555% (3-Month USD-LIBOR + 1.100%) due 9/13/25(c)	349,322

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Banks - 9.4% - (continued)
$ 406,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(c)	$412,592
300,000	A-	Nordea Bank Abp, Subordinated Notes, 4.875% due 5/13/21(a)	309,844
		Royal Bank of Canada, Senior Unsecured Notes:
120,000	AA-	2.150% due 10/26/20	120,888
260,000	A	1.600% due 4/17/23	265,626
22,000	A	3.700% due 10/5/23	23,954
		Royal Bank of Scotland Group PLC:
		Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	214,536
200,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	213,898
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	469,307
		Subordinated Notes:
30,000	BB+	6.125% due 12/15/22	32,406
320,000	BB+	6.100% due 6/10/23	349,669
80,000	BB+	6.000% due 12/19/23	88,107
110,000	BB+	5.125% due 5/28/24	118,476
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	32,260
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
600,000	BBB	2.875% due 8/5/21	610,509
560,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(c)	581,377
175,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	186,739
260,000	A	Societe Generale SA, Senior Unsecured Notes, 2.500% due 4/8/21(a)	264,479
23,000	A	State Street Corp., Senior Unsecured Notes, 3.550% due 8/18/25	25,987
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	585,607
90,000	A-	2.778% due 10/18/22	93,511
225,000	A-	2.632% due 7/14/26	237,606
200,000	A-	2.750% due 1/15/30	208,977
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	199,766
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	50,571
200,000	A	Truist Bank, Senior Unsecured Notes, 3.525% (3-Month USD-LIBOR + 0.500%) due 10/26/21(c)	201,909
35,000	A-	Truist Financial Corp., Senior Unsecured Notes, 4.000% due 5/1/25	39,277
		UBS AG, Senior Unsecured Notes:
200,000	A+	2.450% due 12/1/20(a)	201,794
290,000	A+	1.750% due 4/21/22(a)	294,761
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,102,523
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(a)	266,494
650,000	A-	3.491% due 5/23/23(a)	677,266
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	820,002
310,000	A-	4.253% due 3/23/28(a)	347,389
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(a)	604,699
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(a)(c)	218,546
350,000	A+	US Bancorp, Senior Unsecured Notes, 1.450% due 5/12/25	358,933
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	469,286
		Wells Fargo & Co.:
		Junior Subordinated Notes:
50,000	BBB-	5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	53,035
100,000	BBB-	5.950% due 12/15/36	116,102
		Senior Unsecured Notes:
5,000	A-	2.625% due 7/22/22	5,163

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Banks - 9.4% - (continued)
$ 825,000	A-	3.750% due 1/24/24	$889,979
135,000	A-	3.000% due 2/19/25	144,690
41,000	A-	3.550% due 9/29/25	44,878
116,000	A-	2.164% (3-Month USD-LIBOR + 0.750%) due 2/11/26(c)	117,637
300,000	A-	2.188% (SOFR + 2.000%) due 4/30/26(c)	304,685
1,210,000	A-	3.000% due 10/23/26	1,292,337
222,000	A-	3.196% (3-Month USD-LIBOR + 1.170%) due 6/17/27(c)	236,600
185,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	200,892
690,000	A-	4.150% due 1/24/29	787,003
80,000	A-	2.879% (3-Month USD-LIBOR + 1.170%) due 10/30/30(c)	83,191
805,000	A-	2.572% (3-Month USD-LIBOR + 1.000%) due 2/11/31(c)	812,850
100,000	A-	4.478% (3-Month USD-LIBOR + 3.770%) due 4/4/31(c)	117,559
920,000	A-	3.068% (SOFR + 2.530%) due 4/30/41(c)	936,327
2,260,000	A-	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(c)	2,966,327
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	347,598
169,000	BBB+	4.480% due 1/16/24	186,883
74,000	BBB+	4.100% due 6/3/26	81,157
950,000	BBB+	4.300% due 7/22/27	1,070,010
230,000	BBB+	5.375% due 11/2/43	296,820
123,000	BBB+	5.606% due 1/15/44	163,059
280,000	BBB+	4.650% due 11/4/44	334,110
450,000	BBB+	4.900% due 11/17/45	546,398
40,000	BBB+	4.400% due 6/14/46	45,410
160,000	BBB+	4.750% due 12/7/46	189,285
517,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.082% (3-Month USD-LIBOR + 0.650%) due 9/9/22(c)	523,464
140,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 2.600% due 11/23/20	141,488

		Total Banks	90,770,120

Beverages - 0.8%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	377,495
535,000	BBB+	4.700% due 2/1/36	611,548
695,000	BBB+	4.900% due 2/1/46	807,092
80,000	BBB+	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	84,798
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
220,000	BBB+	3.500% due 1/12/24	238,513
60,000	BBB+	4.150% due 1/23/25	67,577
160,000	BBB+	4.000% due 4/13/28	181,573
683,000	BBB+	3.500% due 6/1/30	752,117
55,000	BBB+	8.200% due 1/15/39	86,023
160,000	BBB+	4.350% due 6/1/40	179,212
50,000	BBB+	4.950% due 1/15/42	58,613
270,000	BBB+	5.550% due 1/23/49	339,500
995,000	BBB+	4.500% due 6/1/50	1,124,601
25,000	BBB+	4.750% due 4/15/58	28,612
		Bacardi Ltd., Company Guaranteed Notes:
155,000	BBB-	4.700% due 5/15/28(a)	170,977
140,000	BBB-	5.300% due 5/15/48(a)	168,682
		Coca-Cola Co. (The), Senior Unsecured Notes:
60,000	A+	2.950% due 3/25/25	66,233
241,000	A+	3.375% due 3/25/27	275,657
160,000	A+	1.450% due 6/1/27	162,837
30,000	A+	3.450% due 3/25/30	34,874

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Beverages - 0.8% - (continued)
$ 207,000	A+	1.650% due 6/1/30	$208,258
30,000	A+	4.125% due 3/25/40	37,697
310,000	A+	4.200% due 3/25/50	402,560
60,000	A+	2.600% due 6/1/50	59,510
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	173,909
65,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 4.057% due 5/25/23	70,933
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	181,635
20,000	A+	2.625% due 3/19/27	21,899
150,000	A+	1.625% due 5/1/30	151,896
30,000	A+	3.375% due 7/29/49	34,467
60,000	A+	2.875% due 10/15/49	63,385
20,000	A+	3.625% due 3/19/50	24,167
40,000	A+	3.875% due 3/19/60	50,527
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	365,277

		Total Beverages	7,662,654

Biotechnology - 0.3%
		Amgen Inc., Senior Unsecured Notes:
140,000	A-	3.625% due 5/22/24	152,316
129,000	A-	2.450% due 2/21/30	134,888
69,000	A-	5.150% due 11/15/41	91,507
542,000	A-	4.400% due 5/1/45	678,192
43,000	A-	3.375% due 2/21/50	46,634
202,000	A-	4.663% due 6/15/51	263,916
110,000	A-	Biogen Inc., Senior Unsecured Notes, 2.250% due 5/1/30	111,915
		Celgene Corp., Senior Unsecured Notes:
10,000	A+	3.950% due 10/15/20	10,126
5,000	A+	3.250% due 8/15/22	5,145
35,000	A+	3.250% due 2/20/23	36,622
65,000	A+	3.900% due 2/20/28	71,597
		Gilead Sciences Inc., Senior Unsecured Notes:
40,000	A	2.550% due 9/1/20	40,217
160,000	A	3.700% due 4/1/24	177,492
60,000	A	3.650% due 3/1/26	68,213
44,000	A	2.950% due 3/1/27	48,587
10,000	A	4.600% due 9/1/35	13,202
104,000	A	4.800% due 4/1/44	137,821
21,000	A	4.500% due 2/1/45	27,202
315,000	A	4.750% due 3/1/46	423,370

		Total Biotechnology	2,538,962

Building Materials - 0.1%
		Carrier Global Corp., Senior Unsecured Notes:
60,000	BBB	1.923% due 2/15/23(a)	60,714
630,000	BBB	2.242% due 2/15/25(a)	629,914
30,000	BBB	2.493% due 2/15/27(a)	28,969
220,000	BBB	2.722% due 2/15/30(a)	209,714
90,000	BBB	3.377% due 4/5/40(a)	80,311
90,000	BBB	3.577% due 4/5/50(a)	80,257
5,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, 3.900% due 2/14/26	5,408
30,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	28,924

		Total Building Materials	1,124,211

Chemicals - 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(a)	202,292

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Chemicals - 0.3% - (continued)
		Dow Chemical Co. (The), Senior Unsecured Notes:
$ 145,000	BBB-	4.550% due 11/30/25	$162,159
194,000	BBB-	3.625% due 5/15/26	210,719
126,000	BBB-	4.375% due 11/15/42	139,037
505,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	573,479
61,000	BBB-	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	65,150
73,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.800% due 3/24/30	91,328
200,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	199,070
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	457,207
50,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	53,041
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	211,062
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	63,497
30,000	BBB	4.400% due 7/15/44	32,930
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	200,456
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
210,000	BBB-	4.200% due 1/15/22	218,054
30,000	BBB-	4.000% due 12/15/42	32,080
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	200,475

		Total Chemicals	3,112,036

Commercial Services - 0.3%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	123,426
305,000	AA+	Duke University, Unsecured Notes, 2.682% due 10/1/44	312,049
10,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	10,096
		Global Payments Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,741
30,000	BBB-	3.750% due 6/1/23	31,927
30,000	BBB-	4.000% due 6/1/23	32,447
104,000	BBB-	3.200% due 8/15/29	110,166
110,000	BBB-	2.900% due 5/15/30	114,396
		IHS Markit Ltd.:
		Company Guaranteed Notes:
584,000	BBB-	5.000% due 11/1/22(a)	627,804
48,000	BBB-	4.000% due 3/1/26(a)	51,394
450,000	BBB-	Senior Unsecured Notes, 4.750% due 8/1/28	518,371
293,000	BBB+	Moody’s Corp., Senior Unsecured Notes, 3.750% due 3/24/25	327,038
		PayPal Holdings Inc., Senior Unsecured Notes:
130,000	BBB+	1.350% due 6/1/23	132,183
190,000	BBB+	1.650% due 6/1/25	194,682
120,000	BB-	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	123,881
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	323,001
30,000	BBB+	4.000% due 3/18/29	33,617
71,000	BBB+	3.000% due 5/22/30	74,660
		United Rentals North America Inc.:
20,000	BB-	Company Guaranteed Notes, 6.500% due 12/15/26	21,421
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	20,096

		Total Commercial Services	3,223,396

Computers - 0.6%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	317,796
352,000	AA+	1.125% due 5/11/25	358,237
280,000	AA+	2.450% due 8/4/26	305,641

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Computers - 0.6% - (continued)
$ 230,000	AA+	2.050% due 9/11/26	$246,067
550,000	AA+	3.350% due 2/9/27	624,866
360,000	AA+	2.900% due 9/12/27	403,961
165,000	AA+	3.850% due 5/4/43	202,963
59,000	AA+	4.450% due 5/6/44	77,816
112,000	AA+	3.450% due 2/9/45	129,685
86,000	AA+	4.250% due 2/9/47	112,272
		Dell International LLC/EMC Corp., Senior Secured Notes:
585,000	BBB-	4.420% due 6/15/21(a)	596,074
160,000	BBB-	8.100% due 7/15/36(a)	194,382
20,000	BBB	DXC Technology Co., Senior Unsecured Notes, 4.000% due 4/15/23	20,582
		Hewlett Packard Enterprise Co., Senior Unsecured Notes:
85,000	BBB	4.400% due 10/15/22	91,050
60,000	BBB	4.650% due 10/1/24	66,226
30,000	BBB	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	33,607
		International Business Machines Corp., Senior Unsecured Notes:
150,000	A	2.875% due 11/9/22	158,966
680,000	A	3.000% due 5/15/24	736,605
215,000	A	3.300% due 5/15/26	240,163
155,000	A	1.700% due 5/15/27	157,642
145,000	A	1.950% due 5/15/30	145,920
130,000	A	4.150% due 5/15/39	155,027
		Leidos Inc., Company Guaranteed Notes:
150,000	Baa3(b)	2.950% due 5/15/23(a)	156,024
120,000	Baa3(b)	3.625% due 5/15/25(a)	129,352
302,000	BBB-	4.375% due 5/15/30(a)	337,548
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	47,894

		Total Computers	6,046,366

Cosmetics/Personal Care - 0.0%
		Procter & Gamble Co. (The), Senior Unsecured Notes:
40,000	AA-	2.450% due 3/25/25	43,409
30,000	AA-	2.800% due 3/25/27	33,320
80,000	AA-	3.000% due 3/25/30	91,837
110,000	AA-	3.550% due 3/25/40	133,160
130,000	AA-	3.600% due 3/25/50	163,740

		Total Cosmetics/Personal Care	465,466

Diversified Financial Services - 0.9%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,010,000	BBB	4.500% due 5/15/21	984,571
150,000	BBB	5.000% due 10/1/21	146,380
290,000	BBB	3.950% due 2/1/22	273,275
280,000	BBB	4.875% due 1/16/24	246,332
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	440,414
495,000	BBB	3.250% due 3/1/25	453,582
		American Express Co., Senior Unsecured Notes:
225,000	BBB+	3.700% due 8/3/23	242,865
60,000	BBB+	3.400% due 2/22/24	65,010
444,000	BBB+	2.500% due 7/30/24	468,165
60,000	BBB+	3.000% due 10/30/24	64,444
30,000	A-	American Express Credit Corp., Senior Unsecured Notes, 2.600% due 9/14/20	30,132
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	BBB-	5.250% due 5/15/24(a)	63,404

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Diversified Financial Services - 0.9% - (continued)
$ 500,000	BBB-	2.875% due 2/15/25(a)	$383,522
		Capital One Financial Corp., Senior Unsecured Notes:
60,000	BBB	3.500% due 6/15/23	63,327
116,000	BBB	3.650% due 5/11/27	121,150
102,000	A	Charles Schwab Corp. (The), Senior Unsecured Notes, 3.250% due 5/22/29	112,919
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	119,216
1,224,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	1,225,710
		Intercontinental Exchange Inc., Senior Unsecured Notes:
35,000	A	3.750% due 9/21/28	39,992
16,000	A	2.100% due 6/15/30	16,169
20,000	A	4.250% due 9/21/48	24,701
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	35,360
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(e)(f)(g)	–
		Mastercard Inc., Senior Unsecured Notes:
25,000	A+	3.300% due 3/26/27	28,399
131,000	A+	3.350% due 3/26/30	151,655
30,000	A+	3.850% due 3/26/50	38,530
40,000	A-	ORIX Corp., Senior Unsecured Notes, 4.050% due 1/16/24	43,350
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
890,000	BBB-	5.250% due 8/15/22(a)	786,111
415,000	BBB-	4.500% due 3/15/23(a)	351,992
185,000	BBB-	5.500% due 2/15/24(a)	159,165
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	255,046
50,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 4.375% due 3/19/24	50,532
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	154,467
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	472,584
225,000	AA-	1.900% due 4/15/27	236,096
110,000	AA-	2.050% due 4/15/30	115,480
87,000	AA-	4.150% due 12/14/35	112,529
38,000	AA-	2.700% due 4/15/40	40,519
310,000	AA-	4.300% due 12/14/45	410,735

		Total Diversified Financial Services	9,027,830

Electric - 1.8%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	51,494
50,000	A-	3.850% due 10/1/25(a)	54,014
124,000	A-	3.450% due 1/15/50	131,915
		AEP Transmission Co. LLC, Senior Unsecured Notes:
117,000	A-	3.750% due 12/1/47	133,906
65,000	A-	3.150% due 9/15/49	68,473
		Alabama Power Co., Senior Unsecured Notes:
17,000	A	5.200% due 6/1/41	20,585
30,000	A	3.850% due 12/1/42	34,864
185,000	A	4.150% due 8/15/44	219,079
31,000	A	4.300% due 7/15/48	38,039
100,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	107,222
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
70,000	A	3.500% due 8/15/46	76,158
150,000	A	3.750% due 8/15/47	167,129
15,000	A	4.250% due 9/15/48	18,313
25,000	A	3.200% due 9/15/49	26,622

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Electric - 1.8% - (continued)
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
$ 50,000	A	3.550% due 8/1/42	$56,447
15,000	A	3.950% due 3/1/48	17,909
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	32,061
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	66,796
40,000	A-	3.950% due 4/1/50	47,138
		Consumers Energy Co., 1st Mortgage Notes:
50,000	A	3.950% due 5/15/43	61,767
25,000	A	3.750% due 2/15/50	30,225
25,000	A	3.100% due 8/15/50	27,157
200,000	A	3.500% due 8/1/51	237,765
117,000	BBB	Dayton Power & Light Co. (The), 1st Mortgage Notes, 3.950% due 6/15/49	128,834
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	35,038
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	37,089
100,000	A	3.950% due 3/1/49	120,969
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
145,000	A	2.950% due 12/1/26	160,646
22,000	A	3.950% due 11/15/28	26,061
40,000	A	2.450% due 8/15/29	42,662
590,000	A	4.250% due 12/15/41	720,591
30,000	A	3.875% due 3/15/46	35,552
60,000	A	3.700% due 12/1/47	69,563
6,000	A	3.950% due 3/15/48	7,361
170,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	174,859
		Duke Energy Florida LLC, 1st Mortgage Notes:
45,000	A	3.800% due 7/15/28	52,265
209,000	A	2.500% due 12/1/29	224,183
195,000	A	5.900% due 3/1/33	258,461
60,000	A	3.400% due 10/1/46	66,712
24,000	A	4.200% due 7/15/48	30,271
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	383,771
60,000	A	3.700% due 6/15/46	69,365
20,000	A	4.300% due 2/1/49	24,857
		Duke Energy Progress LLC, 1st Mortgage Notes:
35,000	A	3.000% due 9/15/21	35,768
30,000	A	3.700% due 9/1/28	34,572
130,000	A	3.450% due 3/15/29	149,252
198,000	A	4.100% due 5/15/42	238,073
50,000	A	4.100% due 3/15/43	59,546
35,000	A	4.200% due 8/15/45	43,327
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	762,179
22,000	BBB-	Edison International, Senior Unsecured Notes, 3.125% due 11/15/22	22,662
20,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	21,838
		Entergy Louisiana LLC:
25,000	A	1st Mortgage Notes, 5.400% due 11/1/24	29,696
		Collateral Trust:
162,000	A	4.200% due 9/1/48	204,381
7,000	A	4.200% due 4/1/50	8,853
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	64,922
95,000	BBB+	Eversource Energy, Senior Unsecured Notes, 2.800% due 5/1/23	99,309

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Electric - 1.8% - (continued)
		Exelon Corp., Senior Unsecured Notes:
$ 175,000	BBB	2.850% due 6/15/20	$175,099
5,000	BBB	2.450% due 4/15/21	5,068
143,000	BBB	5.625% due 6/15/35	187,705
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BBB-	3.900% due 7/15/27	346,816
1,250,000	BBB-	7.375% due 11/15/31	1,838,010
		FirstEnergy Transmission LLC, Senior Unsecured Notes:
51,000	BBB-	4.350% due 1/15/25(a)	57,446
50,000	BBB-	5.450% due 7/15/44(a)	63,670
165,000	BBB-	4.550% due 4/1/49(a)	197,602
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A+	3.125% due 12/1/25	55,603
40,000	A+	5.690% due 3/1/40	59,083
52,000	A+	4.050% due 6/1/42	64,316
20,000	A+	3.800% due 12/15/42	23,830
65,000	A+	3.700% due 12/1/47	78,525
15,000	A+	4.125% due 6/1/48	19,471
100,000	A+	3.990% due 3/1/49	127,723
50,000	A+	3.150% due 10/1/49	56,350
36,232	A	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(e)	36,767
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	429,097
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	785,672
775,000	A-	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	840,549
		MidAmerican Energy Co., 1st Mortgage Notes:
115,000	A+	3.100% due 5/1/27	125,937
100,000	A+	3.650% due 4/15/29	118,787
100,000	A+	3.150% due 4/15/50	107,770
		Northern States Power Co., 1st Mortgage Notes:
85,000	A	3.600% due 5/15/46	97,193
50,000	A	3.600% due 9/15/47	58,276
70,000	A	2.900% due 3/1/50	74,215
		Ohio Power Co., Senior Unsecured Notes:
19,000	A-	2.600% due 4/1/30	20,247
40,000	A-	6.600% due 2/15/33	55,670
30,000	A-	4.150% due 4/1/48	36,569
50,000	A-	4.000% due 6/1/49	59,938
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28	104,232
167,000	A+	7.000% due 5/1/32	241,208
20,000	A+	3.800% due 9/30/47	24,190
16,000	A+	3.700% due 5/15/50(a)	19,301
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	558,305
		Public Service Electric & Gas Co., 1st Mortgage Notes:
200,000	A	3.000% due 5/15/27	218,335
40,000	A	3.200% due 5/15/29	44,673
500,000	A	4.000% due 6/1/44	592,615
32,000	A	3.600% due 12/1/47	37,068
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 1.719% (3-Month USD-LIBOR + 0.500%) due 1/15/21(c)	89,597
		Southern California Edison Co., 1st Mortgage Notes:
55,000	A-	2.900% due 3/1/21	55,792
12,857	A-	1.845% due 2/1/22	12,829
324,000	A-	3.700% due 8/1/25	354,938
108,000	A-	2.250% due 6/1/30	108,025

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Electric - 1.8% - (continued)
$ 130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	$130,000
140,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	177,697
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	850,331
		Virginia Electric & Power Co., Senior Unsecured Notes:
205,000	BBB+	2.750% due 3/15/23	215,223
25,000	BBB+	6.350% due 11/30/37	35,923
130,000	BBB+	4.450% due 2/15/44	163,787
595,000	BBB+	4.000% due 11/15/46	710,271
280,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	290,030

		Total Electric	17,405,940

Electronics - 0.0%
		Agilent Technologies Inc., Senior Unsecured Notes:
120,000	BBB+	3.200% due 10/1/22	125,254
10,000	BBB+	3.050% due 9/22/26	10,779
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	11,144
138,000	A	Honeywell International Inc., Senior Unsecured Notes, 1.350% due 6/1/25	140,609
58,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	60,778
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	21,673

		Total Electronics	370,237

Engineering & Construction - 0.1%
284,000	B-	PowerTeam Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	288,666
200,000	A-	Vinci SA, Senior Unsecured Notes, 3.750% due 4/10/29(a)	225,561

		Total Engineering & Construction	514,227

Entertainment - 0.1%
		Churchill Downs Inc., Company Guaranteed Notes:
158,000	B+	5.500% due 4/1/27(a)	159,353
360,000	B+	4.750% due 1/15/28(a)	347,334

		Total Entertainment	506,687

Environmental Control - 0.2%
289,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	304,589
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	137,716
45,000	BBB+	3.200% due 3/15/25	49,123
20,000	BBB+	2.900% due 7/1/26	21,710
260,000	BBB+	3.375% due 11/15/27	287,415
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	40,801
100,000	A-	3.500% due 5/15/24	109,183
50,000	A-	3.125% due 3/1/25	54,770
80,000	A-	3.200% due 6/15/26	87,654
80,000	A-	3.450% due 6/15/29	88,819
430,000	A-	4.000% due 7/15/39	492,511
46,000	A-	4.100% due 3/1/45	55,220
156,000	A-	4.150% due 7/15/49	192,116
109,000	B	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	108,065

		Total Environmental Control	2,029,692

Food - 0.6%
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	50,221
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
51,000	BB+	3.950% due 7/15/25	53,553
10,000	BB+	3.000% due 6/1/26	10,016
40,000	BB+	4.250% due 3/1/31(a)	42,571

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Food - 0.6% - (continued)
$ 10,000	BB+	6.750% due 3/15/32	$12,398
40,000	BB+	5.000% due 7/15/35	43,148
30,000	BB+	6.875% due 1/26/39	36,695
10,000	BB+	7.125% due 8/1/39(a)	12,305
10,000	BB+	4.625% due 10/1/39(a)	9,738
455,000	BB+	5.000% due 6/4/42	469,362
440,000	BB+	5.200% due 7/15/45	453,167
1,515,000	BB+	4.375% due 6/1/46	1,434,933
870,000	BB+	4.875% due 10/1/49(a)	867,495
100,000	BB+	5.500% due 6/1/50(a)	104,835
39,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	39,950
440,000	BBB	Kroger Co. (The), Senior Unsecured Notes, 5.400% due 1/15/49	592,780
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(a)	118,333
350,000	A	3.200% due 4/1/30(a)	397,474
		Mondelez International Inc., Senior Unsecured Notes:
60,000	BBB	2.125% due 4/13/23	62,029
170,000	BBB	1.500% due 5/4/25	172,914
100,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.625% due 1/15/28(a)	104,981
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	205,632
305,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	333,005

		Total Food	5,627,535

Forest Products & Paper - 0.0%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(a)	19,378
		Senior Unsecured Notes:
55,000	A+	3.734% due 7/15/23(a)	58,596
140,000	A+	3.600% due 3/1/25(a)	153,542
88,000	A+	1.750% due 9/30/25(a)	89,841
		International Paper Co., Senior Unsecured Notes:
10,000	BBB	7.300% due 11/15/39	14,170
60,000	BBB	4.350% due 8/15/48	68,463

		Total Forest Products & Paper	403,990

Gas - 0.1%
25,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 4.800% due 11/1/43	27,765
400,000	BBB+	NiSource Inc., Senior Unsecured Notes, 2.650% due 11/17/22	413,694
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	280,811

		Total Gas	722,270

Healthcare - Products - 0.2%
		Abbott Laboratories, Senior Unsecured Notes:
151,000	A-	3.400% due 11/30/23	165,559
164,000	A-	3.750% due 11/30/26	192,334
70,000	A-	4.750% due 11/30/36	93,108
150,000	A-	4.900% due 11/30/46	211,939
120,000	BBB-	Boston Scientific Corp., Senior Unsecured Notes, 3.450% due 3/1/24	128,510
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	103,856
89,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	100,938
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	15,977
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
470,000	BBB+	3.000% due 4/15/23	500,886
60,000	BBB+	4.150% due 2/1/24	66,910
20,000	BBB+	2.950% due 9/19/26	21,972
80,000	BBB+	3.200% due 8/15/27	88,583

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Healthcare - Products - 0.2% - (continued)
$ 57,000	BBB+	4.497% due 3/25/30	$69,722

		Total Healthcare - Products	1,760,294

Healthcare - Services - 1.1%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	41,866
55,000	BBB	4.125% due 11/15/42	60,750
10,000	BBB	3.875% due 8/15/47	11,016
		Anthem Inc., Senior Unsecured Notes:
183,000	A	3.125% due 5/15/22	191,662
85,000	A	2.950% due 12/1/22	89,353
1,120,000	A	3.650% due 12/1/27	1,269,436
17,000	A	3.700% due 9/15/49	19,010
		Centene Corp., Senior Unsecured Notes:
140,000	BBB-	4.750% due 5/15/22	142,069
41,000	BBB-	5.250% due 4/1/25(a)	42,396
20,000	BBB-	5.375% due 6/1/26(a)	21,196
455,000	BBB-	4.625% due 12/15/29	491,905
159,000	BBB-	3.375% due 2/15/30	161,236
30,000	BBB+	CommonSpirit Health, Secured Notes, 4.350% due 11/1/42	29,980
198,000	B+	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	201,343
		HCA Inc.:
		Company Guaranteed Notes:
40,000	BB-	5.375% due 9/1/26	44,326
30,000	BB-	5.625% due 9/1/28	34,457
309,000	BB-	5.875% due 2/1/29	358,924
20,000	BB-	3.500% due 9/1/30	19,733
		Senior Secured Notes:
100,000	BBB-	4.750% due 5/1/23	108,266
774,000	BBB-	5.000% due 3/15/24	853,034
304,000	BBB-	5.250% due 4/15/25	344,757
170,000	BBB-	5.250% due 6/15/26	193,526
160,000	BBB-	5.500% due 6/15/47	192,243
470,000	BBB-	5.250% due 6/15/49	555,285
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	363,333
280,000	BBB+	3.150% due 12/1/22	293,583
153,000	BBB+	4.500% due 4/1/25	173,307
30,000	BBB+	3.950% due 3/15/27	33,701
70,000	BBB+	4.625% due 12/1/42	86,250
40,000	BBB+	4.950% due 10/1/44	51,829
160,000	BBB+	3.950% due 8/15/49	185,643
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	548,962
255,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 5.375% due 11/15/22	264,633
276,000	Aa2(b)	New York & Presbyterian Hospital (The), Unsecured Notes, 3.954% due 8/1/19	282,224
190,000	AA-	Partners Healthcare System Inc., Unsecured Notes, 3.342% due 7/1/60	198,393
		Tenet Healthcare Corp., Senior Secured Notes:
24,000	BB-	4.625% due 7/15/24	24,363
281,000	BB-	4.875% due 1/1/26(a)	289,226
325,000	BB-	5.125% due 11/1/27(a)	336,884
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	120,328
20,000	A+	2.375% due 10/15/22	20,835
60,000	A+	3.500% due 6/15/23	65,181

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Healthcare - Services - 1.1% - (continued)
$ 70,000	A+	3.750% due 7/15/25	$80,138
89,000	A+	1.250% due 1/15/26	90,380
160,000	A+	3.450% due 1/15/27	181,117
50,000	A+	3.875% due 12/15/28	59,674
50,000	A+	2.000% due 5/15/30	51,637
22,000	A+	4.250% due 3/15/43	27,401
235,000	A+	4.750% due 7/15/45	316,111
70,000	A+	3.750% due 10/15/47	83,254
148,000	A+	4.250% due 6/15/48	188,922
30,000	A+	4.450% due 12/15/48	39,485
255,000	A+	3.700% due 8/15/49	302,221
225,000	A+	3.875% due 8/15/59	272,099
50,000	A+	3.125% due 5/15/60	52,671

		Total Healthcare - Services	10,561,554

Home Builders - 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	10,811
150,000	BB+	4.750% due 11/29/27	163,847
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	51,307

		Total Home Builders	225,965

Household Products/Wares - 0.0%
45,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	51,112
90,000	B	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	92,907

		Total Household Products/Wares	144,019

Housewares - 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
60,000	BB+	4.350% due 4/1/23	61,950
80,000	BB+	4.700% due 4/1/26	83,224

		Total Housewares	145,174

Insurance - 0.5%
		American International Group Inc., Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	10,762
90,000	BBB+	2.500% due 6/30/25	93,163
		Aon Corp., Company Guaranteed Notes:
55,000	A-	4.500% due 12/15/28	64,499
61,000	A-	3.750% due 5/2/29	67,980
		Aon PLC, Company Guaranteed Notes:
116,000	A-	4.450% due 5/24/43	134,942
49,000	A-	4.600% due 6/14/44	59,260
35,000	A-	4.750% due 5/15/45	43,548
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	506,866
350,000	AA	4.250% due 1/15/49	440,436
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	60,367
70,000	A	3.350% due 5/3/26	78,160
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	122,976
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	1,079,038
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	49,684
20,000	A	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	21,357
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
17,000	A-	4.375% due 3/15/29	20,146
70,000	A-	2.250% due 11/15/30	71,198

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Insurance - 0.5% - (continued)
		MetLife Inc.:
$ 620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	$720,074
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	103,868
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.031% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	839,623
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	36,317
320,000	AA-	4.900% due 9/15/44(a)	401,272
47,000	AA-	4.270% due 5/15/47(a)	55,546
28,000	BBB	Trinity Acquisition PLC, Company Guaranteed Notes, 4.400% due 3/15/26	31,365
69,000	BBB	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	71,235

		Total Insurance	5,183,682

Internet - 0.2%
		Amazon.com Inc., Senior Unsecured Notes:
130,000	AA-	3.150% due 8/22/27	147,775
136,000	AA-	3.875% due 8/22/37	167,028
160,000	AA-	4.950% due 12/5/44	228,011
100,000	AA-	4.050% due 8/22/47	132,136
40,000	AA-	4.250% due 8/22/57	55,765
110,000	A-	Booking Holdings Inc., Senior Unsecured Notes, 4.100% due 4/13/25	120,323
10,000	BBB	E*TRADE Financial Corp., Senior Unsecured Notes, 3.800% due 8/24/27	10,966
		Expedia Group Inc., Company Guaranteed Notes:
40,000	BBB-	4.500% due 8/15/24	41,464
185,000	BBB-	3.250% due 2/15/30	163,821
370,000	BBB-	Prosus NV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	411,655
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	421,388

		Total Internet	1,900,332

Investment Companies - 0.0%
470,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	457,241

Iron/Steel - 0.1%
		ArcelorMittal SA, Senior Unsecured Notes:
210,000	BBB-	3.600% due 7/16/24	207,862
460,000	BBB-	4.550% due 3/11/26	470,272
30,000	BBB-	7.250% due 10/15/39	35,916
12,000	A-	Nucor Corp., Senior Unsecured Notes, 2.000% due 6/1/25	12,246
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	156,631

		Total Iron/Steel	882,927

Leisure Time - 0.0%
110,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	90,495

Lodging - 0.1%
10,000	BB	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26	10,064
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB	4.625% due 4/1/25	9,962
60,000	BB	4.875% due 4/1/27	59,689
290,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 3.200% due 8/8/24	281,498
650,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 5.125% due 8/8/25	686,169

		Total Lodging	1,047,382

Machinery - Diversified - 0.1%
7,000	BBB	CNH Industrial NV, Senior Unsecured Notes, 3.850% due 11/15/27	6,896
20,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	19,698
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	45,401
150,000	A	3.750% due 4/15/50	182,405
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	325,211

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Machinery - Diversified - 0.1% - (continued)
		Otis Worldwide Corp., Senior Unsecured Notes:
$ 80,000	BBB	2.056% due 4/5/25(a)	$82,464
130,000	BBB	2.293% due 4/5/27(a)	132,631
250,000	BBB	2.565% due 2/15/30(a)	253,859

		Total Machinery - Diversified	1,048,565

Media - 1.4%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(a)	136,803
842,000	BB	4.500% due 8/15/30(a)	875,549
100,000	BB	4.500% due 5/1/32(a)	103,515
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	50,003
120,000	BBB-	4.500% due 2/1/24	133,056
381,000	BBB-	4.908% due 7/23/25	435,922
210,000	BBB-	3.750% due 2/15/28	227,851
260,000	BBB-	4.200% due 3/15/28	289,496
50,000	BBB-	5.375% due 4/1/38	59,814
510,000	BBB-	5.750% due 4/1/48	628,585
421,000	BBB-	5.125% due 7/1/49	491,000
100,000	BBB-	4.800% due 3/1/50	111,731
47,000	BBB-	3.700% due 4/1/51	45,293
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	194,791
		Comcast Corp., Company Guaranteed Notes:
85,000	A-	3.700% due 4/15/24	93,989
10,000	A-	3.100% due 4/1/25	10,944
30,000	A-	3.950% due 10/15/25	34,401
80,000	A-	3.150% due 3/1/26	88,660
55,000	A-	3.300% due 2/1/27	61,385
349,000	A-	3.300% due 4/1/27	389,953
915,000	A-	4.150% due 10/15/28	1,085,021
164,000	A-	3.400% due 4/1/30	186,645
350,000	A-	4.250% due 10/15/30	422,767
63,000	A-	1.950% due 1/15/31	63,093
138,000	A-	4.250% due 1/15/33	166,901
30,000	A-	6.500% due 11/15/35	44,673
90,000	A-	3.200% due 7/15/36	96,791
80,000	A-	6.950% due 8/15/37	121,465
50,000	A-	3.900% due 3/1/38	58,512
22,000	A-	4.600% due 10/15/38	27,432
20,000	A-	3.250% due 11/1/39	21,992
42,000	A-	3.750% due 4/1/40	48,105
262,000	A-	3.400% due 7/15/46	287,876
166,000	A-	3.969% due 11/1/47	196,857
20,000	A-	4.000% due 3/1/48	23,921
270,000	A-	4.700% due 10/15/48	352,796
61,000	A-	3.999% due 11/1/49	72,442
140,000	A-	3.450% due 2/1/50	156,845
42,000	A-	2.800% due 1/15/51	41,635
39,000	A-	4.049% due 11/1/52	46,813
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	42,054
227,000	BBB	3.150% due 8/15/24(a)	241,082
18,000	BBB	3.350% due 9/15/26(a)	19,539

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Media - 1.4% - (continued)
		CSC Holdings LLC, Company Guaranteed Notes:
$ 400,000	BB	6.625% due 10/15/25(a)	$419,386
200,000	BB	5.500% due 5/15/26(a)	209,521
		Discovery Communications LLC, Company Guaranteed Notes:
36,000	BBB-	4.875% due 4/1/43	38,161
147,000	BBB-	5.200% due 9/20/47	163,725
		DISH DBS Corp., Company Guaranteed Notes:
10,000	B-	5.875% due 11/15/24	9,899
50,000	B-	7.750% due 7/1/26	51,991
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	220,090
180,000	BBB	4.709% due 1/25/29	210,811
240,000	BBB	5.476% due 1/25/39	308,986
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	115,646
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	394,725
230,000	BBB-	7.300% due 7/1/38	307,756
300,000	BBB-	5.875% due 11/15/40	369,973
533,000	BBB-	5.500% due 9/1/41	631,746
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	351,005
		ViacomCBS Inc., Senior Unsecured Notes:
10,000	BBB	3.875% due 4/1/24	10,576
350,000	BBB	3.700% due 6/1/28	364,361
103,000	BBB	4.375% due 3/15/43	98,644
225,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	236,771
		Walt Disney Co. (The), Company Guaranteed Notes:
30,000	A-	4.500% due 2/15/21	30,831
380,000	A-	3.350% due 3/24/25	419,401
183,000	A-	2.000% due 9/1/29	185,728
11,000	A-	3.800% due 3/22/30	12,831
70,000	A-	6.200% due 12/15/34	100,590
30,000	A-	6.650% due 11/15/37	44,354

		Total Media	13,595,506

Mining - 0.5%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(a)	359,221
270,000	BBB	4.750% due 4/10/27(a)	289,852
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	52,477
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	93,167
190,000	BBB	5.750% due 5/1/43	262,298
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	208,930
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(c)	356,071
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB	3.550% due 3/1/22	30,367
10,000	BB	3.875% due 3/15/23	10,105
10,000	BB	4.550% due 11/14/24	10,176
30,000	BB	5.400% due 11/14/34	29,787
50,000	BB	5.450% due 3/15/43	49,577
		Glencore Funding LLC, Company Guaranteed Notes:
920,000	BBB+	4.125% due 3/12/24(a)	974,481
210,000	BBB+	4.625% due 4/29/24(a)	226,754
250,000	BBB+	4.000% due 3/27/27(a)	265,108

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Mining - 0.5% - (continued)
$ 200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(a)	$226,978
50,000	BBB	Newmont Corp., Company Guaranteed Notes, 4.875% due 3/15/42	60,803
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	850,076
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	9,974
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	93,703

		Total Mining	4,459,905

Miscellaneous Manufacturers - 0.4%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	159,142
37,000	A+	3.050% due 4/15/30	41,364
210,000	A+	3.700% due 4/15/50	255,198
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	189,771
		General Electric Co., Senior Unsecured Notes:
30,000	BBB+	3.450% due 5/1/27	29,855
70,000	BBB+	3.625% due 5/1/30	69,352
390,000	BBB+	6.750% due 3/15/32	467,633
1,025,000	BBB+	0.872% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	615,834
162,000	BBB+	6.150% due 8/7/37	186,031
230,000	BBB+	5.875% due 1/14/38	257,278
658,000	BBB+	6.875% due 1/10/39	793,008
70,000	BBB+	4.250% due 5/1/40	68,217
90,000	BBB+	4.350% due 5/1/50	88,040
75,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.500% due 3/21/26	80,774
125,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 2.700% due 6/14/24	130,853
		Textron Inc., Senior Unsecured Notes:
40,000	BBB	3.875% due 3/1/25	42,186
70,000	BBB	3.650% due 3/15/27	70,949
140,000	BBB	3.900% due 9/17/29	141,625

		Total Miscellaneous Manufacturers	3,687,110

Oil & Gas - 2.2%
		Apache Corp., Senior Unsecured Notes:
181,000	BB+	3.250% due 4/15/22	173,471
690,000	BB+	4.375% due 10/15/28	613,167
280,000	BB+	5.100% due 9/1/40	225,129
40,000	BB+	4.750% due 4/15/43	31,126
60,000	BB+	4.250% due 1/15/44	44,079
		BP Capital Markets America Inc., Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	114,935
20,000	A-	2.937% due 4/6/23	21,140
230,000	A-	3.216% due 11/28/23	246,202
30,000	A-	3.790% due 2/6/24	32,642
470,000	A-	3.410% due 2/11/26	516,909
110,000	A-	3.633% due 4/6/30	123,649
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	295,745
30,000	A-	3.535% due 11/4/24	33,078
270,000	A-	3.506% due 3/17/25	297,539
94,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	97,033
		Chevron Corp., Senior Unsecured Notes:
190,000	AA	1.554% due 5/11/25	195,212
230,000	AA	2.954% due 5/16/26	255,033
70,000	AA	1.995% due 5/11/27	73,052

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Oil & Gas - 2.2% - (continued)
$ 455,000	AA	2.236% due 5/11/30	$478,686
20,000	AA	3.078% due 5/11/50	21,716
		Cimarex Energy Co., Senior Unsecured Notes:
87,000	BBB-	4.375% due 6/1/24	88,249
486,000	BBB-	3.900% due 5/15/27	474,887
150,000	BBB-	4.375% due 3/15/29	148,600
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	574,523
		Concho Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.375% due 1/15/25	20,512
103,000	BBB-	3.750% due 10/1/27	107,941
550,000	BBB-	4.300% due 8/15/28	597,935
		Continental Resources Inc., Company Guaranteed Notes:
30,000	BB+	4.500% due 4/15/23	27,909
950,000	BB+	3.800% due 6/1/24	831,250
30,000	BB+	4.375% due 1/15/28	25,416
		Devon Energy Corp., Senior Unsecured Notes:
480,000	BBB-	5.850% due 12/15/25	517,568
280,000	BBB-	5.600% due 7/15/41	260,459
10,000	BBB-	4.750% due 5/15/42	8,711
180,000	BBB-	5.000% due 6/15/45	160,365
		Diamondback Energy Inc., Company Guaranteed Notes:
100,000	BBB-	4.750% due 5/31/25	104,839
100,000	BBB-	5.375% due 5/31/25	102,454
10,000	BBB-	3.250% due 12/1/26	9,736
238,000	BBB-	3.500% due 12/1/29	232,340
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	96,724
750,000	BBB-	5.875% due 5/28/45	783,229
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	28,378
		EOG Resources Inc., Senior Unsecured Notes:
10,000	A-	4.150% due 1/15/26	11,385
20,000	A-	4.375% due 4/15/30	23,712
260,000	A-	3.900% due 4/1/35	300,980
70,000	A-	4.950% due 4/15/50	91,606
85,000	BB-	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	74,853
		Exxon Mobil Corp., Senior Unsecured Notes:
700,000	AA	1.571% due 4/15/23	719,997
430,000	AA	2.992% due 3/19/25	470,542
380,000	AA	3.043% due 3/1/26	421,583
180,000	AA	3.482% due 3/19/30	203,984
70,000	AA	4.114% due 3/1/46	84,767
110,000	AA	4.327% due 3/19/50	137,966
325,000	AA	3.452% due 4/15/51	359,765
200,000	Baa3(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	224,190
		Marathon Petroleum Corp., Senior Unsecured Notes:
55,000	BBB	4.750% due 12/15/23	59,432
19,000	BBB	6.500% due 3/1/41	22,367
		Noble Energy Inc., Senior Unsecured Notes:
240,000	BBB-	3.850% due 1/15/28	218,653
110,000	BBB-	5.250% due 11/15/43	97,735
30,000	BBB-	4.950% due 8/15/47	25,957
		Occidental Petroleum Corp., Senior Unsecured Notes:
240,000	BB+	1.398% (3-Month USD-LIBOR + 0.950%) due 2/8/21(c)	230,971

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Oil & Gas - 2.2% - (continued)
$56,000	BB+	4.850% due 3/15/21	$55,160
250,000	BB+	2.600% due 8/13/21	242,000
100,000	BB+	3.125% due 2/15/22	93,970
180,000	BB+	2.700% due 8/15/22	166,500
200,000	BB+	6.950% due 7/1/24	182,060
310,000	BB+	2.900% due 8/15/24	248,000
760,000	BB+	5.550% due 3/15/26	649,800
90,000	BB+	3.400% due 4/15/26	66,825
170,000	BB+	3.200% due 8/15/26	124,899
140,000	BB+	7.500% due 5/1/31	115,500
75,000	BB+	7.875% due 9/15/31	62,625
40,000	BB+	6.450% due 9/15/36	28,600
570,000	BB+	zero coupon, due 10/10/36	245,100
150,000	BB+	4.500% due 7/15/44	90,750
90,000	BB+	4.625% due 6/15/45	54,086
40,000	BB+	6.600% due 3/15/46	28,000
30,000	BB+	4.100% due 2/15/47	17,550
560,000	BB+	4.200% due 3/15/48	323,400
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/25/30(a)	198,726
		Petrobras Global Finance BV, Company Guaranteed Notes:
288,000	BB-	5.299% due 1/27/25	294,450
360,000	BB-	5.750% due 2/1/29	362,065
120,000	BB-	5.093% due 1/15/30(a)	114,548
200,000	BBB-	Petroleos del Peru SA, Senior Unsecured Notes, 4.750% due 6/19/32	217,312
		Petroleos Mexicanos, Company Guaranteed Notes:
280,000	BBB	5.950% due 1/28/31(a)	226,352
199,000	BBB	6.625% due 6/15/35	160,234
1,170,000	BBB	6.750% due 9/21/47	900,075
135,000	BBB	7.690% due 1/23/50(a)	112,009
170,000	BBB	6.950% due 1/28/60(a)	131,952
40,000	B+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	28,145
		Range Resources Corp., Company Guaranteed Notes:
8,000	B+	5.875% due 7/1/22	7,608
140,000	B+	5.000% due 3/15/23	127,079
118,000	B+	4.875% due 5/15/25	99,046
		Shell International Finance BV, Company Guaranteed Notes:
260,000	AA-	2.875% due 5/10/26	284,010
300,000	AA-	3.875% due 11/13/28	347,796
307,000	AA-	2.375% due 11/7/29	321,264
60,000	AA-	2.750% due 4/6/30	65,026
114,000	AA-	4.550% due 8/12/43	142,121
323,000	AA-	4.375% due 5/11/45	400,755
40,000	AA-	4.000% due 5/10/46	46,739
370,000	AA-	3.250% due 4/6/50	396,276
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	439,520
		Suncor Energy Inc., Senior Unsecured Notes:
5,000	BBB+	5.950% due 5/15/35	5,796
58,000	BBB+	6.800% due 5/15/38	71,905
106,045	B-	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	101,273
140,000	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	128,100
		WPX Energy Inc., Senior Unsecured Notes:
50,000	BB-	5.250% due 10/15/27	48,491
30,000	BB-	4.500% due 1/15/30	27,553

		Total Oil & Gas	21,473,064

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
$105,000	BBB+	3.500% due 8/1/23	$108,299
14,000	BBB+	3.800% due 11/15/25	14,827
20,000	BBB+	4.850% due 11/15/35	20,270
50,000	BBB+	5.000% due 11/15/45	49,821
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A	4.000% due 12/21/25(a)	97,451
171,000	A	3.900% due 5/17/28(a)	178,764
24,700	B-	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(a)	24,082
87,500	B-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	84,437

		Total Oil & Gas Services	577,951

Packaging & Containers - 0.2%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28	537,708
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	137,021
80,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	83,813
100,000	B+	Matthews International Corp., Company Guaranteed Notes, 5.250% due 12/1/25(a)	90,864
24,000	B+	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	23,787
235,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.500% due 9/15/25(a)	254,657
450,000	B+	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(a)	473,135
		WestRock RKT LLC, Company Guaranteed Notes:
39,000	BBB	4.900% due 3/1/22	41,130
20,000	BBB	4.000% due 3/1/23	20,799
200,000	BBB	WRKCo Inc., Company Guaranteed Notes, 4.900% due 3/15/29	230,587

		Total Packaging & Containers	1,893,501

Pharmaceuticals - 3.1%
		AbbVie Inc., Senior Unsecured Notes:
60,000	BBB+	3.375% due 11/14/21	62,408
100,000	BBB+	3.450% due 3/15/22(a)	103,998
250,000	BBB+	3.250% due 10/1/22(a)	261,877
680,000	BBB+	2.300% due 11/21/22(a)	702,158
30,000	BBB+	3.750% due 11/14/23	32,666
730,000	BBB+	2.600% due 11/21/24(a)	769,365
260,000	BBB+	3.800% due 3/15/25(a)	287,207
100,000	BBB+	3.600% due 5/14/25	110,286
512,000	BBB+	2.950% due 11/21/26(a)	550,482
470,000	BBB+	3.200% due 11/21/29(a)	509,891
80,000	BBB+	4.500% due 5/14/35	94,682
272,000	BBB+	4.050% due 11/21/39(a)	304,790
889,000	BBB+	4.400% due 11/6/42	1,026,875
150,000	BBB+	4.750% due 3/15/45(a)	179,653
59,000	BBB+	4.875% due 11/14/48	73,713
385,000	BBB+	4.250% due 11/21/49(a)	446,184
		Allergan Funding SCS, Company Guaranteed Notes:
55,000	BBB+	3.450% due 3/15/22	56,244
15,000	BBB+	3.850% due 6/15/24	16,489
255,000	BBB+	4.550% due 3/15/35	304,535
280,000	BBB+	Allergan Inc., Company Guaranteed Notes, 2.800% due 3/15/23	290,346
430,000	BBB+	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	481,178
		Bausch Health Cos., Inc.:
13,000	B	Company Guaranteed Notes, 5.500% due 3/1/23(a)	13,086
550,000	BB	Senior Secured Notes, 5.500% due 11/1/25(a)	569,594

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Pharmaceuticals - 3.1% - (continued)
		Bayer US Finance II LLC, Company Guaranteed Notes:
$315,000	BBB	3.875% due 12/15/23(a)	$340,144
280,000	BBB	4.250% due 12/15/25(a)	313,854
625,000	BBB	4.375% due 12/15/28(a)	717,885
285,000	BBB	4.625% due 6/25/38(a)	337,940
140,000	BBB	4.400% due 7/15/44(a)	168,330
670,000	BBB	4.875% due 6/25/48(a)	848,367
515,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 3.375% due 10/8/24(a)	551,756
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	264,974
500,000	BBB	2.894% due 6/6/22	519,579
830,000	BBB	3.363% due 6/6/24	896,266
61,000	BBB	3.734% due 12/15/24	67,093
47,000	BBB	4.685% due 12/15/44	57,900
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22(a)	197,793
60,000	A+	3.550% due 8/15/22(a)	63,727
510,000	A+	2.900% due 7/26/24(a)	550,972
290,000	A+	3.875% due 8/15/25(a)	329,579
475,000	A+	3.200% due 6/15/26(a)	532,773
130,000	A+	3.400% due 7/26/29(a)	149,311
60,000	A+	5.000% due 8/15/45(a)	83,267
55,000	A+	4.550% due 2/20/48(a)	73,813
20,000	BBB	Cardinal Health Inc., Senior Unsecured Notes, 4.625% due 12/15/20	20,418
		Cigna Corp.:
		Company Guaranteed Notes:
110,000	A-	3.400% due 9/17/21	113,836
400,000	A-	3.750% due 7/15/23	435,008
155,000	A-	3.500% due 6/15/24(a)	167,714
90,000	A-	4.125% due 11/15/25	102,505
555,000	A-	3.400% due 3/1/27(a)	609,911
20,000	A-	3.050% due 10/15/27(a)	21,514
720,000	A-	4.375% due 10/15/28	846,865
825,000	A-	4.900% due 12/15/48	1,085,486
665,000	A-	Senior Unsecured Notes, 2.400% due 3/15/30	687,897
		CVS Health Corp., Senior Unsecured Notes:
5,000	BBB	2.800% due 7/20/20	5,005
99,000	BBB	3.350% due 3/9/21	101,027
340,000	BBB	2.750% due 12/1/22	354,564
930,000	BBB	3.700% due 3/9/23	997,432
24,000	BBB	2.625% due 8/15/24	25,369
640,000	BBB	4.100% due 3/25/25	715,405
208,000	BBB	3.875% due 7/20/25	231,453
30,000	BBB	2.875% due 6/1/26	32,121
241,000	BBB	3.625% due 4/1/27	265,575
1,140,000	BBB	4.300% due 3/25/28	1,304,769
130,000	BBB	3.750% due 4/1/30	145,592
440,000	BBB	4.780% due 3/25/38	538,472
50,000	BBB	4.125% due 4/1/40	57,968
105,000	BBB	5.125% due 7/20/45	133,676
1,918,000	BBB	5.050% due 3/25/48	2,468,042
30,000	BBB	4.250% due 4/1/50	35,390
152,728	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	167,971

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Pharmaceuticals - 3.1% - (continued)
		Johnson & Johnson, Senior Unsecured Notes:
$400,000	AAA	2.450% due 3/1/26	$438,200
30,000	AAA	2.950% due 3/3/27	33,375
110,000	AAA	3.625% due 3/3/37	131,807
		Pfizer Inc., Senior Unsecured Notes:
230,000	AA-	0.800% due 5/28/25	230,070
395,000	AA-	2.625% due 4/1/30	432,172
140,000	AA-	1.700% due 5/28/30	140,895
55,000	AA-	4.125% due 12/15/46	69,204
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
45,000	BBB+	2.400% due 9/23/21	45,891
438,000	BBB+	3.200% due 9/23/26	484,598
		Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes:
200,000	BBB+	4.400% due 11/26/23	222,469
201,000	BBB+	5.000% due 11/26/28	247,153
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
80,000	BB	3.650% due 11/10/21	79,475
50,000	BB	2.950% due 12/18/22	47,986
100,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	98,727
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
260,000	BB	2.200% due 7/21/21	255,509
300,000	BB	2.800% due 7/21/23	284,282
220,000	BB	7.125% due 1/31/25(a)	236,523
270,000	BB	3.150% due 10/1/26	243,393
130,000	AA-	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	189,264

		Total Pharmaceuticals	29,895,008

Pipelines - 1.9%
70,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	68,472
		Cameron LNG LLC, Senior Secured Notes:
60,000	A	2.902% due 7/15/31(a)	62,212
680,000	A	3.302% due 1/15/35(a)	723,897
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
170,000	BBB-	7.000% due 6/30/24	189,316
170,000	BBB-	5.875% due 3/31/25	186,436
106,000	BBB-	5.125% due 6/30/27	115,060
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	32,972
285,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	311,892
		Energy Transfer Operating LP:
		Company Guaranteed Notes:
330,000	BBB-	4.250% due 3/15/23	342,679
270,000	BBB-	4.500% due 4/15/24	284,791
18,000	BBB-	4.750% due 1/15/26	19,170
169,000	BBB-	5.500% due 6/1/27	183,399
30,000	BBB-	4.950% due 6/15/28	31,658
240,000	BBB-	5.250% due 4/15/29	256,720
300,000	BBB-	8.250% due 11/15/29	383,376
430,000	BBB-	3.750% due 5/15/30	425,398
105,000	BBB-	4.900% due 3/15/35	102,594
200,000	BBB-	6.000% due 6/15/48	212,212
10,000	BBB-	6.250% due 4/15/49	10,892
470,000	BBB-	5.000% due 5/15/50	452,549
140,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(c)(d)	116,907

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Pipelines - 1.9% - (continued)
		Enterprise Products Operating LLC, Company Guaranteed Notes:
$50,000	BBB+	3.900% due 2/15/24	$54,626
780,000	BBB+	4.150% due 10/16/28	888,349
340,000	BBB+	2.800% due 1/31/30	355,858
165,000	BBB+	4.450% due 2/15/43	177,755
90,000	BBB+	3.700% due 1/31/51	92,517
70,000	BBB+	3.950% due 1/31/60	70,733
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
50,000	BBB	3.500% due 3/1/21	50,586
200,000	BBB	4.250% due 9/1/24	219,086
150,000	BBB	6.375% due 3/1/41	187,622
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(a)	540,694
290,000	BBB	4.300% due 3/1/28	324,156
10,000	BBB	5.200% due 3/1/48	12,097
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	35,551
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	191,756
360,000	BBB	4.800% due 2/15/29	393,231
150,000	BBB	4.500% due 4/15/38	148,956
260,000	BBB	4.700% due 4/15/48	271,082
150,000	BBB	5.500% due 2/15/49	171,490
		NGPL PipeCo LLC, Senior Unsecured Notes:
327,000	BBB-	4.375% due 8/15/22(a)	333,282
60,000	BBB-	4.875% due 8/15/27(a)	65,379
55,000	BBB-	7.768% due 12/15/37(a)	66,148
130,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(a)	150,882
210,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	227,670
276,390	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	325,494
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	15,035
300,000	BBB-	4.650% due 10/15/25	306,557
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	279,690
280,000	BB+	6.875% due 4/15/40(a)	272,524
340,909	BB-	Ruby Pipeline LLC, Senior Unsecured Notes, 7.000% due 4/1/22(a)	319,211
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
644,000	BBB-	5.750% due 5/15/24	713,039
322,000	BBB-	5.625% due 3/1/25	359,609
210,000	BBB-	5.000% due 3/15/27	233,444
73,000	BBB-	4.200% due 3/15/28	77,003
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	359,042
95,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.500% due 3/15/25	103,231
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
10,000	BBB-	5.350% due 5/15/45	9,880
300,000	BBB-	5.400% due 10/1/47	299,120
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	49,015
20,000	BB	5.875% due 4/15/26	20,347
20,000	BB	5.375% due 2/1/27	19,921
50,000	BB	6.500% due 7/15/27	52,340
132,000	BB	6.875% due 1/15/29	141,362
50,000	BB	5.500% due 3/1/30(a)	49,578
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	572,047

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Pipelines - 1.9% - (continued)
		Texas Eastern Transmission LP, Senior Unsecured Notes:
$30,000	BBB+	2.800% due 10/15/22(a)	$30,369
106,000	BBB+	3.500% due 1/15/28(a)	108,337
295,000	BBB+	4.150% due 1/15/48(a)	298,001
23,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.850% due 3/15/36	28,654
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,119,000	BBB	7.850% due 2/1/26	1,421,349
270,000	BBB	4.000% due 3/15/28	296,647
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BB+	2.161% (3-Month USD-LIBOR + 0.850%) due 1/13/23(c)	43,761
140,000	BB+	3.100% due 2/1/25	130,987
40,000	BB+	4.500% due 3/1/28	36,588
620,000	BB+	4.050% due 2/1/30	559,364
10,000	BB+	5.500% due 8/15/48	7,925
90,000	BB+	5.250% due 2/1/50	73,323
		Williams Cos., Inc. (The), Senior Unsecured Notes:
30,000	BBB	4.125% due 11/15/20	30,083
336,000	BBB	7.875% due 9/1/21	362,156
55,000	BBB	7.500% due 1/15/31	67,260
260,000	BBB	7.750% due 6/15/31	323,848
116,000	BBB	8.750% due 3/15/32	155,463
250,000	BBB	5.100% due 9/15/45	280,400

		Total Pipelines	18,374,112

Real Estate Investment Trusts (REITs) - 0.7%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	113,043
		American Tower Corp., Senior Unsecured Notes:
20,000	BBB-	2.400% due 3/15/25	21,074
15,000	BBB-	2.750% due 1/15/27	16,027
111,000	BBB-	3.950% due 3/15/29	126,113
115,000	A-	Boston Properties LP, Senior Unsecured Notes, 4.500% due 12/1/28	132,538
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	497,614
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,158
35,000	BBB-	5.250% due 1/15/23	38,608
29,000	BBB-	3.150% due 7/15/23	30,836
310,000	BBB-	3.700% due 6/15/26	343,855
305,000	BBB-	3.100% due 11/15/29	322,962
25,000	BBB-	4.750% due 5/15/47	31,224
100,000	BBB-	5.200% due 2/15/49	131,564
400,000	BBB-	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 3.450% due 11/15/29	396,116
		Equifax Inc., Senior Unsecured Notes:
77,000	BBB-	2.625% due 11/18/24	81,451
150,000	BBB-	3.200% due 11/18/29	160,904
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
620,000	BBB-	5.250% due 6/1/25	624,731
592,000	BBB-	5.375% due 4/15/26	593,370
220,000	BBB-	5.300% due 1/15/29	211,839
257,000	BBB-	4.000% due 1/15/30	224,979
		Healthpeak Properties Inc., Senior Unsecured Notes:
261,000	BBB+	4.250% due 11/15/23	274,538
500,000	BBB+	3.400% due 2/1/25	526,061
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	403,701
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	364,043

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Real Estate Investment Trusts (REITs) - 0.7% - (continued)
$160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	$155,770
160,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	164,488
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	71,349
35,000	BB+	Service Properties Trust, Senior Unsecured Notes, 4.350% due 10/1/24	30,849
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	401,706

		Total Real Estate Investment Trusts (REITs)	6,501,511

Retail - 0.6%
		Alimentation Couche-Tard Inc.:
250,000	BBB	Company Guaranteed Notes, 3.550% due 7/26/27(a)	263,013
410,000	BBB	Senior Unsecured Notes, 3.800% due 1/25/50(a)	392,213
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	265,734
160,000	A+	1.600% due 4/20/30	161,374
64,000	BBB	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	71,659
		Home Depot Inc. (The), Senior Unsecured Notes:
60,000	A	3.000% due 4/1/26	67,105
10,000	A	2.125% due 9/15/26	10,820
136,000	A	2.500% due 4/15/27	148,286
6,000	A	5.875% due 12/16/36	8,733
70,000	A	3.300% due 4/15/40	78,204
27,000	A	5.950% due 4/1/41	40,100
20,000	A	3.900% due 6/15/47	24,257
310,000	A	3.350% due 4/15/50	352,172
		Lowe’s Cos., Inc., Senior Unsecured Notes:
238,000	BBB+	4.000% due 4/15/25	269,491
45,000	BBB+	2.500% due 4/15/26	47,982
70,000	BBB+	4.500% due 4/15/30	84,421
50,000	BBB+	5.000% due 4/15/40	64,131
15,000	BBB+	4.050% due 5/3/47	17,279
220,000	BBB+	5.125% due 4/15/50	299,072
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	44,228
30,000	BBB+	1.450% due 9/1/25	30,577
200,000	BBB+	3.700% due 1/30/26	224,256
30,000	BBB+	3.500% due 3/1/27	33,568
475,000	BBB+	3.800% due 4/1/28	546,724
100,000	BBB+	3.600% due 7/1/30	113,465
280,000	BBB+	3.625% due 5/1/43	305,046
15,000	BBB+	4.450% due 3/1/47	18,394
20,000	BBB+	3.625% due 9/1/49	21,992
190,000	BBB+	4.200% due 4/1/50	227,058
128,000	CCC-	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(a)	119,440
		Starbucks Corp., Senior Unsecured Notes:
87,000	BBB+	3.100% due 3/1/23	92,499
25,000	BBB+	2.550% due 11/15/30	25,542
30,000	BBB+	3.750% due 12/1/47	31,646
15,000	BBB+	4.500% due 11/15/48	17,524
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	128,354
110,000	A	TJX Cos., Inc. (The), Senior Unsecured Notes, 3.500% due 4/15/25	122,717
635,000	BBB	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	673,301
		Walmart Inc., Senior Unsecured Notes:
50,000	AA	3.550% due 6/26/25	56,515
100,000	AA	3.050% due 7/8/26	112,053

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Retail - 0.6% - (continued)
$290,000	AA	3.700% due 6/26/28	$343,622
151,000	AA	3.250% due 7/8/29	175,208

		Total Retail	6,129,775

Savings & Loans - 0.1%
500,000	BBB+	Nationwide Building Society, Senior Unsecured Notes, 4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	535,798

Semiconductors - 1.1%
		Analog Devices Inc., Senior Unsecured Notes:
200,000	BBB	3.500% due 12/5/26	221,564
10,000	BBB	5.300% due 12/15/45	13,667
		Applied Materials Inc., Senior Unsecured Notes:
93,000	A-	1.750% due 6/1/30	93,025
20,000	A-	5.850% due 6/15/41	29,432
37,000	A-	2.750% due 6/1/50	36,941
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
865,000	BBB-	3.625% due 1/15/24	911,142
518,000	BBB-	3.875% due 1/15/27	546,293
		Broadcom Inc., Company Guaranteed Notes:
250,000	BBB-	2.250% due 11/15/23(a)	253,548
355,000	BBB-	3.625% due 10/15/24(a)	377,270
472,000	BBB-	4.700% due 4/15/25(a)	517,450
280,000	BBB-	3.150% due 11/15/25(a)	291,036
50,000	BBB-	4.250% due 4/15/26(a)	53,604
341,428	Baa3(b)	3.459% due 9/15/26(a)	351,980
138,089	Baa3(b)	4.110% due 9/15/28(a)	144,840
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	79,719
234,000	A+	2.450% due 11/15/29	251,316
256,000	A+	3.900% due 3/25/30	307,672
30,000	A+	4.600% due 3/25/40	39,309
315,000	A+	4.100% due 5/19/46	389,044
54,000	A+	3.734% due 12/8/47	63,717
1,057,000	A+	4.750% due 3/25/50	1,450,736
120,000	A+	4.950% due 3/25/60	175,079
		KLA Corp., Senior Unsecured Notes:
160,000	BBB+	4.650% due 11/1/24	180,706
125,000	BBB+	4.100% due 3/15/29	144,727
98,000	BBB+	3.300% due 3/1/50	99,623
		Lam Research Corp., Senior Unsecured Notes:
54,000	A-	2.800% due 6/15/21	55,211
100,000	A-	3.750% due 3/15/26	113,362
80,000	A-	4.875% due 3/15/49	109,011
18,000	A-	2.875% due 6/15/50	18,359
150,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	154,281
		NVIDIA Corp., Senior Unsecured Notes:
258,000	A-	2.850% due 4/1/30	283,361
120,000	A-	3.500% due 4/1/40	136,902
542,000	A-	3.500% due 4/1/50	621,173
207,000	A-	3.700% due 4/1/60	246,450
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
486,000	BBB	4.125% due 6/1/21(a)	500,320
280,000	BBB	4.625% due 6/1/23(a)	302,146
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25(a)	92,883

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Semiconductors - 1.1% - (continued)
$100,000	BBB	4.300% due 6/18/29(a)	$109,396
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	38,664
64,000	A-	4.800% due 5/20/45	81,829
34,000	A-	4.300% due 5/20/47	41,786
196,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	201,722

		Total Semiconductors	10,130,296

Shipbuilding - 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
199,000	BBB	3.844% due 5/1/25(a)	213,661
147,000	BBB	5.000% due 11/15/25(a)	151,458
191,000	BBB	3.483% due 12/1/27	200,994
122,000	BBB	4.200% due 5/1/30(a)	132,413

		Total Shipbuilding	698,526

Software - 0.8%
		Activision Blizzard Inc., Senior Unsecured Notes:
285,000	BBB+	3.400% due 9/15/26	318,190
165,000	BBB+	3.400% due 6/15/27	180,041
		Autodesk Inc., Senior Unsecured Notes:
165,000	BBB	4.375% due 6/15/25	183,215
66,000	BBB	2.850% due 1/15/30	70,462
285,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 4.800% due 3/1/26	335,024
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	20,260
		Senior Unsecured Notes:
9,000	BBB	3.000% due 8/15/26	9,894
45,000	BBB	3.750% due 5/21/29	52,114
		Fiserv Inc., Senior Unsecured Notes:
24,000	BBB	2.750% due 7/1/24	25,543
35,000	BBB	3.850% due 6/1/25	39,049
155,000	BBB	4.200% due 10/1/28	179,969
350,000	BBB	3.500% due 7/1/29	387,201
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	292,832
70,000	AAA	2.700% due 2/12/25	76,641
1,030,000	AAA	2.400% due 8/8/26	1,133,153
670,000	AAA	3.300% due 2/6/27	770,624
10,000	AAA	3.500% due 2/12/35	12,178
10,000	AAA	3.450% due 8/8/36	11,834
20,000	AAA	4.100% due 2/6/37	25,478
124,000	AAA	3.700% due 8/8/46	155,042
55,000	AAA	4.000% due 2/12/55	72,282
50,000	AAA	3.950% due 8/8/56	65,687
20,000	AAA	4.500% due 2/6/57	29,049
		Oracle Corp., Senior Unsecured Notes:
21,000	A+	2.500% due 10/15/22	22,016
191,000	A+	2.950% due 11/15/24	207,419
557,000	A+	2.500% due 4/1/25	593,414
232,000	A+	2.800% due 4/1/27	251,653
340,000	A+	3.250% due 11/15/27	380,745
260,000	A+	2.950% due 4/1/30	286,298
112,000	A+	4.300% due 7/8/34	137,771
285,000	A+	3.900% due 5/15/35	339,065

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Software - 0.8% - (continued)
$23,000	A+	3.800% due 11/15/37	$26,267
28,000	A+	5.375% due 7/15/40	38,125
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	139,951
450,000	A	3.700% due 4/11/28	520,021
111,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	116,845

		Total Software	7,505,352

Telecommunications - 2.1%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(a)	970,136
20,000	BBB	3.550% due 6/1/24	21,572
705,000	BBB	3.400% due 5/15/25	762,062
20,000	BBB	4.250% due 3/1/27	22,480
260,000	BBB	2.300% due 6/1/27	264,213
149,000	BBB	4.350% due 3/1/29	169,366
400,000	BBB	4.300% due 2/15/30	455,811
490,000	BBB	4.500% due 5/15/35	552,516
30,000	BBB	6.250% due 3/29/41	39,637
600,000	BBB	4.800% due 6/15/44	693,984
335,000	BBB	4.350% due 6/15/45	374,404
1,020,000	BBB	4.750% due 5/15/46	1,190,890
340,000	BBB	5.150% due 11/15/46	416,869
278,000	BBB	4.500% due 3/9/48	316,214
		Corning Inc., Senior Unsecured Notes:
15,000	BBB+	3.700% due 11/15/23	15,867
25,000	BBB+	4.375% due 11/15/57	27,802
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
184,000	D	8.500% due 10/15/24(a)(f)	105,359
605,000	D	9.750% due 7/15/25(a)(f)	358,526
200,000	BBB	Koninklijke KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	287,811
145,000	BB	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 5/1/25	149,338
		Motorola Solutions Inc., Senior Unsecured Notes:
200,000	BBB-	4.600% due 5/23/29	223,395
100,000	BBB-	5.500% due 9/1/44	106,329
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	168,282
		Sprint Capital Corp., Company Guaranteed Notes:
10,000	BB	6.875% due 11/15/28	12,373
160,000	BB	8.750% due 3/15/32	231,122
44,000	BB	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	50,055
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,105,125	Baa1(b)	3.360% due 9/20/21(a)	1,111,684
905,000	Baa1(b)	4.738% due 3/20/25(a)	962,599
500,000	Baa1(b)	5.152% due 3/20/28(a)	559,470
		Telefonica Emisiones SA, Company Guaranteed Notes:
330,000	BBB	4.103% due 3/8/27	366,629
150,000	BBB	4.895% due 3/6/48	177,293
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
150,000	BB	6.000% due 3/1/23	151,943
175,000	BB	6.000% due 4/15/24	178,480
63,000	BB	4.500% due 2/1/26	64,902
192,000	BB	4.750% due 2/1/28	204,446

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Telecommunications - 2.1% - (continued)
		Senior Secured Notes:
$160,000	BBB-	3.500% due 4/15/25(a)		$171,904
518,000	BBB-	3.750% due 4/15/27(a)		557,466
360,000	BBB-	3.875% due 4/15/30(a)		391,403
350,000	BBB-	4.375% due 4/15/40(a)		388,298
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24		88,140
126,000	BBB+	3.376% due 2/15/25		139,674
419,000	BBB+	2.625% due 8/15/26		451,534
509,000	BBB+	4.125% due 3/16/27		594,218
825,000	BBB+	4.329% due 9/21/28		985,489
140,000	BBB+	3.150% due 3/22/30		155,599
630,000	BBB+	4.500% due 8/10/33		783,027
140,000	BBB+	4.400% due 11/1/34		172,446
499,000	BBB+	4.272% due 1/15/36		607,170
150,000	BBB+	5.250% due 3/16/37		201,862
100,000	BBB+	4.125% due 8/15/46		123,650
182,000	BBB+	4.862% due 8/21/46		245,000
20,000	BBB+	5.500% due 3/16/47		29,582
150,000	BBB+	4.522% due 9/15/48		196,306
50,000	BBB+	4.000% due 3/22/50		61,440
		Vodafone Group PLC, Senior Unsecured Notes:
205,000	BBB	3.750% due 1/16/24		223,154
68,000	BBB	4.125% due 5/30/25		76,849
330,000	BBB	4.375% due 5/30/28		386,440
136,000	BBB	4.375% due 2/19/43		154,405
72,000	BBB	5.250% due 5/30/48		93,818
1,035,000	BBB	4.875% due 6/19/49		1,297,591
120,000	BBB	4.250% due 9/17/50		138,454

		Total Telecommunications		20,478,778

Toys/Games/Hobbies - 0.0%
		Hasbro Inc., Senior Unsecured Notes:
44,000	BBB-	2.600% due 11/19/22		45,106
39,000	BBB-	3.900% due 11/19/29		39,242

		Total Toys/Games/Hobbies		84,348

Transportation - 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
10,000	A+	3.900% due 8/1/46		11,676
62,000	A+	3.550% due 2/15/50		69,476
77,000	BBB+	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.050% due 3/5/30		77,182
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26		256,658
55,000	BBB+	3.800% due 3/1/28		62,658
20,000	BBB+	6.150% due 5/1/37		27,724
65,000	BBB+	4.300% due 3/1/48		80,284
10,000	BBB+	3.950% due 5/1/50		12,077
		FedEx Corp., Company Guaranteed Notes:
262,000	BBB	3.800% due 5/15/25		288,092
8,000	BBB	5.100% due 1/15/44		8,971
43,000	BBB	4.100% due 2/1/45		41,823
75,000	BBB	4.050% due 2/15/48		73,332
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25		33,408
16,000	BBB+	2.900% due 6/15/26		17,547

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 37.3% - (continued)
Transportation - 0.3% - (continued)
$ 33,000	BBB+	4.800% due 8/15/43	$40,379
95,000	BBB+	4.150% due 2/28/48	114,091
8,000	BBB+	3.400% due 11/1/49	8,839
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	68,132
50,000	A-	3.750% due 7/15/25	56,253
30,000	A-	2.750% due 3/1/26	32,413
60,000	A-	2.150% due 2/5/27	63,149
410,000	A-	3.950% due 9/10/28	476,582
205,000	A-	4.300% due 3/1/49	257,676
19,000	A-	3.799% due 10/1/51	22,219
300,000	A-	3.839% due 3/20/60(a)	348,491
160,000	A-	3.750% due 2/5/70	177,642
		United Parcel Service Inc., Senior Unsecured Notes:
67,000	A-	3.900% due 4/1/25	76,232
274,000	A-	3.400% due 3/15/29	313,709
55,000	A-	2.500% due 9/1/29	59,406

		Total Transportation	3,176,121

Trucking & Leasing - 0.0%
4,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.400% due 11/15/26(a)	4,137

		TOTAL CORPORATE BONDS & NOTES (Cost - $336,287,645)	359,868,857

MORTGAGE-BACKED SECURITIES - 25.9%
FHLMC - 7.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
2,346,255		5.000% due 6/1/21 - 3/1/50	2,590,677
4,390,558		4.500% due 4/1/29 - 3/1/50	4,759,461
451,075		5.500% due 1/1/30 - 2/1/40	514,815
17,629,298		3.000% due 3/1/31 - 5/1/50	18,661,876
6,617,104		2.500% due 9/1/31 - 6/1/40	6,903,698
25,522,702		3.500% due 11/1/33 - 3/1/50	27,530,691
42,779		6.000% due 5/1/38 - 6/1/39	49,089
12,682		7.000% due 3/1/39	15,105
127,590		6.500% due 9/1/39	149,969
12,604,589		4.000% due 9/1/40 - 3/1/50	13,754,700

		TOTAL FHLMC	74,930,081

FNMA - 13.1%
		Federal National Mortgage Association (FNMA):
161,948		6.000% due 9/1/21 - 10/1/35	180,343
2,705,552		5.000% due 6/1/22 - 8/1/49	3,012,696
1,295,590		5.500% due 3/1/23 - 9/1/56	1,479,323
12,864,912		4.500% due 3/1/24 - 9/1/57	14,105,312
15,911,837		4.000% due 4/1/24 - 6/1/57	17,329,314
22,138,826		3.500% due 11/1/25 - 3/1/57	23,941,633
9,735,157		2.500% due 11/1/27 - 6/1/50	10,148,988
25,896,843		3.000% due 12/1/27 - 4/1/50	27,541,177
1,176,171		3.640% due 3/1/28	1,348,521
78,994		3.160% due 5/1/29	90,506
60,000		3.260% due 5/1/29	69,451
400,000		2.790% due 8/1/29	449,628
100,000		2.260% due 2/1/30	108,182
100,000		2.300% due 2/1/30	108,244
199,761		2.060% due 3/1/30	212,510

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
FNMA - 13.1% - (continued)
$ 400,000		2.765% due 8/1/31	$445,476
100,000		2.770% due 8/1/31	111,417
100,000		2.800% due 8/1/31	111,729
100,000		2.810% due 8/1/31	111,876
200,000		2.850% due 8/1/31	224,448
100,000		2.860% due 8/1/31	113,111
100,000		2.870% due 8/1/31	112,890
100,000		2.915% due 8/1/31	113,107
200,000		2.930% due 8/1/31	226,072
100,000		2.670% due 9/1/31	111,011
100,000		2.240% due 10/1/31	107,135
100,000		2.320% due 2/1/32	107,943
1,150,000		3.280% due 3/1/33	1,351,172
1,351,588		3.990% due 11/1/33	1,573,392
120,451		3.300% (1-Year USD-LIBOR + 1.550%) due 3/1/34(c)	121,581
1,675,000		2.000% due 6/1/35 - 7/1/50(h)	1,717,121
15,675,000		2.500% due 7/1/35 - 7/1/50(h)	16,269,778
337,171		3.360% due 7/1/35	391,273
27,978		3.756% (1-Year Treasury Average Rate + 1.864%) due 10/1/35(c)	28,830
24,207		3.758% (1-Year Treasury Average Rate + 1.873%) due 11/1/35(c)	24,952
10,103		3.825% (1-Year Treasury Average Rate + 1.959%) due 11/1/35(c)	10,448
25,013		7.000% due 4/1/37	28,891
44,150		3.015% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	44,761
205,696		6.500% due 9/1/37 - 5/1/40	242,695
1,900,000		3.000% due 6/1/50 - 7/1/50(h)	1,996,283
600,000		5.000% due 6/1/50(h)	655,828

		TOTAL FNMA	126,479,048

GNMA - 5.1%
		Government National Mortgage Association (GNMA):
38,888		6.000% due 12/15/33 - 6/15/37	44,652
380,775		5.000% due 10/15/34 - 9/15/40	428,293
36,105		5.500% due 5/15/37 - 6/15/38	41,901
64,064		6.500% due 1/15/38 - 10/15/38	78,314
105,993		4.500% due 3/15/41	118,221
574,160		4.000% due 6/15/41 - 11/15/45	644,055
300,476		3.000% due 9/15/42 - 10/15/42	319,221
251,731		3.500% due 6/15/48 - 5/15/50	270,841
		Government National Mortgage Association II (GNMA):
163		9.000% due 11/20/21	165
85,919		6.000% due 7/20/37 - 11/20/40	100,033
6,680,748		4.500% due 1/20/40 - 3/20/50	7,252,977
2,139,224		5.000% due 7/20/40 - 1/20/49	2,349,149
9,985,834		4.000% due 11/20/40 - 4/20/50	10,795,740
8,758,372		3.000% due 1/20/43 - 1/20/50	9,251,436
13,091,223		3.500% due 6/20/43 - 2/20/50	14,021,419
1,725,000		2.500% due 6/20/50 - 7/20/50(h)	1,812,144
1,300,000		3.000% due 6/20/50(h)	1,376,273

		TOTAL GNMA	48,904,834

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $240,015,655)	250,313,963

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 13.3%
U.S. GOVERNMENT AGENCIES - 0.2%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	419,330

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 13.3% - (continued)
U.S. GOVERNMENT AGENCIES - 0.2% - (continued)
		Federal National Mortgage Association (FNMA), Principal Strip:
$ 575,000		zero coupon, due 1/15/30(i)	$504,325
595,000		zero coupon, due 5/15/30(i)	517,211
325,000		Residual Funding Corp., Principal Strip, zero coupon, due 1/15/21(i)	324,611

		TOTAL U.S. GOVERNMENT AGENCIES	1,765,477

U.S. GOVERNMENT OBLIGATIONS - 13.1%
		U.S. Treasury Bonds:
795,000		5.000% due 5/15/37	1,307,449
645,000		1.125% due 5/15/40	639,923
690,000		3.750% due 8/15/41	1,015,378
3,190,000		3.125% due 11/15/41	4,315,223
910,000		2.750% due 8/15/42	1,163,982
100,000		3.125% due 2/15/43	135,572
1,005,000		3.625% due 8/15/43	1,467,614
11,510,000		3.750% due 11/15/43	17,140,234
1,095,000		3.625% due 2/15/44	1,604,196
415,000		3.125% due 8/15/44	566,435
1,375,000		3.000% due 11/15/44	1,842,419
320,000		3.000% due 5/15/45	429,906
625,000		2.875% due 8/15/45	824,292
1,255,000		3.000% due 11/15/45	1,692,779
358,000		3.000% due 2/15/47	488,048
500,000		2.750% due 8/15/47	653,594
2,120,000		3.000% due 2/15/48	2,904,400
7,412,000		2.000% due 2/15/50	8,498,466
5,500,000		1.250% due 5/15/50	5,294,180
2,020,000		U.S. Treasury Bonds, Principal Strip, zero coupon, due 5/15/49(i)	1,318,752
		U.S. Treasury Inflation Indexed Bonds:
295,697		1.750% due 1/15/28	347,272
312,883		2.125% due 2/15/40	451,878
708,226		0.750% due 2/15/42	831,482
1,151,810		1.375% due 2/15/44	1,544,076
1,274,540		1.000% due 2/15/46	1,622,153
2,004,450		1.000% due 2/15/48	2,598,395
5,498,020		1.000% due 2/15/49	7,206,737
5,643,315		0.250% due 2/15/50	6,176,289
		U.S. Treasury Inflation Indexed Notes:
1,010,054		0.625% due 4/15/23	1,035,393
3,492,484		0.125% due 4/15/25	3,605,963
4,603,377		0.250% due 7/15/29	4,933,971
		U.S. Treasury Notes:
5,095,000		1.125% due 2/28/22	5,180,779
8,740,000		0.375% due 3/31/22	8,774,824
4,030,000		0.125% due 5/15/23	4,022,837
210,000		1.750% due 7/31/24	223,002
250,000		1.125% due 2/28/25	259,937
5,120,000		0.500% due 3/31/25	5,168,700
7,705,000		0.375% due 4/30/25	7,730,583
5,245,000		0.250% due 5/31/25	5,231,888
120,000		2.500% due 2/28/26	134,367
110,000		0.500% due 4/30/27	110,107
205,000		0.500% due 5/31/27	205,112

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 13.3% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 13.1% - (continued)
$ 5,920,000		0.625% due 5/15/30	$5,908,206

		TOTAL U.S. GOVERNMENT OBLIGATIONS	126,606,793

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $116,421,362)	128,372,270

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%
2,397,287	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.388% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	2,342,572
86,716	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.818% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	68,909
1,062,659	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 0.478% (1-Month USD-LIBOR + 0.310%) due 11/25/35(c)	976,565
680,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(a)	555,614
347,578	Aaa(b)	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	348,886
		Asset-Backed Securities Corp. Home Equity Loan Trust:
765,824	CCC	Series 2007-HE1, Class A1B, 0.318% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	703,225
1,185,692	CCC	Series 2007-HE1, Class A4, 0.308% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	1,087,071
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	502,946
420,000	AAA(j)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	482,333
41,467	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 4.662% due 7/25/34(c)	39,501
486,944	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 1.935% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	477,231
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(a)	271,037
408,110	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 2.100% due 8/26/36(a)(c)	404,979
185,071	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.846% due 5/25/47(c)	171,456
81,965	B	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.776% due 5/25/35(c)	79,278
402,974	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	402,012
		Benchmark Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	297,806
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	378,402
586,188	AAA	BlueMountain CLO Ltd., Series 2015-2A, Class A1R, 2.065% (3-Month USD-LIBOR + 0.930%) due 7/18/27(a)(c)	581,450
		BX Commercial Mortgage Trust:
504,000	NR	Series 2018-IND, Class G, 2.234% (1-Month USD-LIBOR + 2.050%) due 11/15/35(a)(c)	474,921
940,000	AAA	Series 2019-IMC, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	868,925
2,030,136	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.304% due 5/10/50(c)(k)	117,846
224,156	AAA	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.418% (1-Month USD-LIBOR + 0.250%) due 6/25/36(c)	223,932
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	572,880
78,247	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.070% due 2/25/37(c)	74,408
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
527,383	A	Series 2004-2A, Class A1, 0.438% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	505,991
1,354,829	CCC	Series 2004-2A, Class B1, 1.440% due 5/25/35(a)(c)	1,038,458
		CIM Trust:
916,078	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	922,884
864,473	NR	Series 2018-R6, Class A1, 1.446% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	852,285
1,676,849	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	1,553,500
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	143,333
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	625,623
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	530,356
355,000	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	380,919
1,440,000	B3(b)	Series 2019-SST2, Class F, 2.684% (1-Month USD-LIBOR + 2.500%) due 12/15/36(a)(c)	1,161,657
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 0.388% (1-Month USD-LIBOR + 0.220%) due 9/25/36(c)	504,760
		Commercial Mortgage Trust:
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	280,593
190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	198,637
260,000	B-	Series 2013-CR9, Class E, 4.218% due 7/10/45(a)(c)	144,898
534,855	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	568,352

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
$ 40,000	Aa3(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	$40,379
20,000	Baa1(b)	Series 2013-CR12, Class C, 5.071% due 10/10/46(c)	18,704
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	150,967
527,468	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	542,294
210,000	A-(j)	Series 2014-CR21, Class C, 4.426% due 12/10/47(c)	188,767
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	373,464
3,022,529	Aa1(b)	Series 2015-CR25, Class XA, 0.839% due 8/10/48(c)(k)	103,581
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	190,608
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	287,726
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	533,616
		Countrywide Asset-Backed Certificates:
119,957	CCC	Series 2006-SD3, Class A1, 0.498% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(c)	112,760
267,873	AA	Series 2007-13, Class 2A2, 0.968% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	247,382
		Countrywide Home Loan Mortgage Pass-Through Trust:
78,939	WR(b)	Series 2005-11, Class 3A3, 2.780% due 4/25/35(c)	61,132
64,260	WR(b)	Series 2005-11, Class 6A1, 0.768% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	51,822
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	884,036
464,841	NR	Series 2015-5R, Class 1A1, 2.791% due 9/27/46(a)(c)	458,718
240,000	Aaa(b)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	240,476
		Credit Suisse Commercial Mortgage Trust:
11,372	Caa3(b)	Series 2006-C3, Class AJ, 6.419% due 6/15/38(c)	5,895
14,773	Caa3(b)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	6,804
38,910	WR(b)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	39,612
		Credit Suisse Mortgage Capital Certificates:
660,000	Aaa(b)	Series 2019-ICE4, Class A, 1.164% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	646,749
950,000	B2(b)	Series 2019-ICE4, Class F, 2.834% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	880,862
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(b)	Series 2015-C1, Class A4, 3.505% due 4/15/50	317,578
396,000	AAA	Series 2019-C17, Class A5, 3.016% due 9/15/52	429,261
2,037,121	AAA(j)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	2,088,739
896,175	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 0.404% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	803,391
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	407,937
52,029	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.972% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	46,272
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 1.592% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	686,528
975,000	AAA	Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 2.379% (3-Month USD-LIBOR + 1.160%) due 1/15/28(a)(c)	964,568
343,655	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.718% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	344,612
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
96,000	NR	Series 334, Class S7, 5.916% (6.100% - 1-Month USD-LIBOR) due 8/15/44(k)(l)	21,138
137,864	NR	Series 353, Class S1, 5.816% (6.000% - 1-Month USD-LIBOR) due 12/15/46(k)(l)	29,051
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 27.356% (31.310% - 11th District Cost of Funds Index) due 2/15/24(k)(l)	2,102
37,963	NR	Series 3451, Class SB, 5.846% (6.030% - 1-Month USD-LIBOR) due 5/15/38(k)(l)	5,967
73,364	NR	Series 3621, Class SB, 6.046% (6.230% - 1-Month USD-LIBOR) due 1/15/40(k)(l)	15,149
237,411	NR	Series 3702, Class SB, 4.316% (4.500% - 1-Month USD-LIBOR) due 8/15/40(k)(l)	37,170
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	652,566
938,699	NR	Series 3866, Class SA, 5.766% (5.950% - 1-Month USD-LIBOR) due 5/15/41(k)(l)	137,616
338,202	NR	Series 3947, Class SG, 5.766% (5.950% - 1-Month USD-LIBOR) due 10/15/41(k)(l)	58,741
25,525	NR	Series 3973, Class SA, 6.306% (6.490% - 1-Month USD-LIBOR) due 12/15/41(k)(l)	5,839
290,792	NR	Series 4203, Class PS, 6.066% (6.250% - 1-Month USD-LIBOR) due 9/15/42(k)(l)	47,603
362,335	NR	Series 4210, Class Z, 3.000% due 5/15/43	380,003
124,544	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	8,813
316,594	NR	Series 4316, Class XZ, 4.500% due 3/15/44	376,367
93,599	NR	Series 4335, Class SW, 5.816% (6.000% - 1-Month USD-LIBOR) due 5/15/44(k)(l)	20,728

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
$ 831,579	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	$948,281
1,113,947	NR	Series 4879, Class BC, 3.000% due 4/15/49	1,142,347
77,796	NR	Series R007, Class ZA, 6.000% due 5/15/36	92,878
		Federal National Mortgage Association (FNMA), ACES:
9,293,148	NR	Series 2013-M7, Class X2, 0.167% due 12/27/22(c)(k)	87,681
4,816,562	NR	Series 2015-M7, Class X2, 0.462% due 12/25/24(c)(k)	88,143
18,337,361	NR	Series 2015-M8, Class X2, 0.133% due 1/25/25(c)(k)	98,785
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	110,618
744,000	NR	Series 2018-M14, Class A2, 3.578% due 8/25/28(c)	869,318
710,000	NR	Series 2019-M1, Class A2, 3.555% due 9/25/28(c)	825,883
180,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	212,262
330,000	NR	Series 2019-M6, Class A2, 3.450% due 1/1/29	375,582
411,920	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	450,676
100,000	NR	Series 2019-M27, Class A2, 2.700% due 11/25/40	110,789
498,002	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	517,424
98,475	NR	Series 2020-M6, Class A, 2.500% due 10/25/37	104,562
814,847	NR	Series 2020-M10, Class X1, 1.923% due 12/25/30(c)(k)	121,944
1,699,233	NR	Series 2020-M10, Class X2, 1.826% due 12/25/30(c)(k)	241,745
689,465	NR	Series 2020-M10, Class X3, 1.438% due 11/25/28(c)(k)	64,137
594,620	NR	Series 2020-M10, Class X4, 0.999% due 7/25/32(c)(k)	50,205
680,000	NR	Series 2020-M10, Class X5, 1.554% due 11/25/28(c)(k)	71,557
715,000	NR	Series 2020-M10, Class X6, 1.497% due 8/25/28(c)(k)	71,324
655,000	NR	Series 2020-M10, Class X8, 0.776% due 12/25/27(c)(k)	28,163
575,016	NR	Series 2020-M10, Class X9, 0.988% due 12/25/27(c)(k)	28,012
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
871,599	BB(j)	Series 2017-C07, Class 1M2, 2.568% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	861,009
767,089	BB-(j)	Series 2018-C06, Class 1M2, 2.168% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	739,081
		Federal National Mortgage Association (FNMA), Grantor Trust:
63,664	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	65,266
99,735	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	108,124
		Federal National Mortgage Association (FNMA), Interest Strip:
135,154	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	16,453
249,112	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	35,116
33,999	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	4,872
		Federal National Mortgage Association (FNMA), REMICS:
24,517	NR	Series 2004-38, Class FK, 0.518% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	24,469
95,869	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	101,557
528,499	NR	Series 2006-51, Class SP, 6.482% (6.650% - 1-Month USD-LIBOR) due 3/25/36(k)(l)	81,952
227,491	NR	Series 2007-68, Class SC, 6.532% (6.700% - 1-Month USD-LIBOR) due 7/25/37(k)(l)	52,678
544,593	NR	Series 2008-18, Class SM, 6.832% (7.000% - 1-Month USD-LIBOR) due 3/25/38(k)(l)	106,960
207,667	NR	Series 2010-139, Class SA, 5.862% (6.030% - 1-Month USD-LIBOR) due 12/25/40(k)(l)	44,993
917,113	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	998,990
292,698	NR	Series 2011-87, Class SG, 6.382% (6.550% - 1-Month USD-LIBOR) due 4/25/40(k)(l)	33,455
15,770	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	37
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	921,384
78,399	NR	Series 2012-35, Class SC, 6.332% (6.500% - 1-Month USD-LIBOR) due 4/25/42(k)(l)	16,334
99,882	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	117,217
147,825	NR	Series 2012-51, Class B, 7.000% due 5/25/42	182,243
15,204	NR	Series 2012-70, Class YS, 6.482% (6.650% - 1-Month USD-LIBOR) due 2/25/41(k)(l)	1,229
123,632	NR	Series 2012-74, Class SA, 6.482% (6.650% - 1-Month USD-LIBOR) due 3/25/42(k)(l)	23,313
20,605	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(i)	19,735
83,683	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	5,326
149,880	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	5,395

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
$ 104,358	NR	Series 2012-133, Class CS, 5.982% (6.150% - 1-Month USD-LIBOR) due 12/25/42(k)(l)	$21,729
356,792	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	433,348
299,983	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	346,385
88,579	NR	Series 2013-54, Class BS, 5.982% (6.150% - 1-Month USD-LIBOR) due 6/25/43(k)(l)	19,263
300,104	NR	Series 2015-40, Class AI, 6.000% due 5/25/37(k)	61,041
251,404	NR	Series 2016-60, Class QS, 5.932% (6.100% - 1-Month USD-LIBOR) due 9/25/46(k)(l)	52,480
203,250	NR	Series 2017-23, Class IO, 6.000% due 4/25/47(k)	43,631
710,008	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	730,177
658,502	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	682,701
514,000	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	542,724
		FHLMC Multifamily Structured Pass-Through Certificates:
223,025	AAA(j)	Series K016, Class X1, 1.478% due 10/25/21(c)(k)	3,666
6,000	AAA(j)	Series K078, Class A2, 3.854% due 6/25/28	7,133
185,000	AAA(j)	Series K082, Class A2, 3.920% due 9/25/28(c)	221,758
365,000	AAA(j)	Series K083, Class A2, 4.050% due 9/25/28(c)	441,591
422,000	Aaa(b)	Series K084, Class A2, 3.780% due 10/25/28(c)	502,002
281,000	Aaa(b)	Series K085, Class A2, 4.060% due 10/25/28(c)	340,643
236,000	AAA	Series K087, Class A2, 3.771% due 12/25/28	282,586
210,000	AAA	Series K091, Class A2, 3.505% due 3/25/29	247,561
1,088,946	AAA(j)	Series K099, Class X1, 1.006% due 9/25/29(c)(k)	73,512
555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(c)	686,372
1,999,579	AAA(j)	Series K736, Class X1, 1.312% due 7/25/26(c)(k)	129,634
294,260	NR	Series KIR2, Class A1, 2.748% due 3/25/27	314,042
868,745	NR	Series Q006, Class APT2, 2.522% due 9/25/26(c)	914,624
		FHLMC Structured Agency Credit Risk Debt Notes:
452,862	Baa1(b)	Series 2016-DNA1, Class M3, 5.718% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	488,647
655,000	BBB(j)	Series 2017-DNA2, Class M2, 3.618% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	672,974
272,998	BB(j)	Series 2017-HRP1, Class M2, 2.618% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	249,917
1,487,478	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 0.408% (1-Month USD-LIBOR + 0.240%) due 10/25/36(c)	1,084,550
278,731	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 2.026% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(c)	277,179
		Ford Credit Floorplan Master Owner Trust A:
1,370,000	AAA	Series 2018-3, Class A1, 3.520% due 10/15/23	1,394,521
700,000	Aaa(b)	Series 2019-2, Class A, 3.060% due 4/15/26	704,154
580,000	AAA	Series 2019-4, Class A, 2.440% due 9/15/26	580,485
912,222	AA+	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	923,688
		Freddie Mac Multiclass Certificates Series 2015-P001:
540,000	NR	Series 2020-RR06, Class AX, 1.878% due 10/27/28(c)(k)	70,901
510,000	NR	Series 2020-RR06, Class BX, 1.836% due 5/27/33(c)(k)	87,892
773,554	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.480% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	663,002
201,282	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	215,322
		Government National Mortgage Association (GNMA):
464,799	NR	Series 2007-51, Class SG, 6.409% (6.580% - 1-Month USD-LIBOR) due 8/20/37(k)(l)	80,733
1,414,904	NR	Series 2008-51, Class GS, 6.048% (6.230% - 1-Month USD-LIBOR) due 6/16/38(k)(l)	304,822
5,429	NR	Series 2010-31, Class GS, 6.329% (6.500% - 1-Month USD-LIBOR) due 3/20/39(k)(l)	127
47,749	NR	Series 2010-85, Class HS, 6.479% (6.650% - 1-Month USD-LIBOR) due 1/20/40(k)(l)	4,616
291,787	NR	Series 2012-H27, Class AI, 1.913% due 10/20/62(c)(k)	16,032
216,382	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	22,419
2,700,405	NR	Series 2013-85, Class IA, 0.685% due 3/16/47(c)(k)	80,440
188,043	NR	Series 2013-107, Class AD, 2.694% due 11/16/47(c)	198,193
1,529,655	NR	Series 2014-105, Class IO, 0.921% due 6/16/54(c)(k)	62,029
1,651,370	NR	Series 2014-H20, Class FA, 1.446% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,646,768
97,815	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	15,570
349,355	NR	Series 2015-167, Class SA, 6.079% (6.250% - 1-Month USD-LIBOR) due 11/20/45(k)(l)	70,296

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
$ 97,251	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	$17,453
74,206	NR	Series 2016-135, Class SB, 5.918% (6.100% - 1-Month USD-LIBOR) due 10/16/46(k)(l)	20,841
141,225	NR	Series 2017-187, Class SJ, 6.029% (6.200% - 1-Month USD-LIBOR) due 12/20/47(k)(l)	28,708
745,116	NR	Series 2017-H22, Class IC, 2.520% due 11/20/67(c)(k)	77,482
224,279	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	241,430
84,891	NR	Series 2018-130, Class A, 3.250% due 5/16/59	88,474
893,508	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	938,417
1,070,628	NR	Series 2019-86, Class C, 2.500% due 3/20/49	1,114,121
753,784	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	784,553
187,125	NR	Series 2019-123, Class A, 3.000% due 10/20/49	201,030
399,074	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(k)	68,458
99,757	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(k)	17,807
300,000	NR	Series 2020-H09, Class FL, 1.770% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)(g)	309,979
710,000	AAA	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1.484% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	656,420
		Harborview Mortgage Loan Trust:
116,739	AA+	Series 2004-5, Class 2A6, 3.664% due 6/19/34(c)	113,846
47,202	WD(j)	Series 2006-2, Class 1A, 4.138% due 2/25/36(c)	25,331
941,861	Caa2(b)	Series 2006-10, Class 1A1A, 0.372% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	782,935
87,593	AA	Impac CMB Trust, Series 2007-A, Class A, 0.668% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	82,712
710,000	AAA(j)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	754,658
39,540	Caa2(b)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.565% due 9/25/35(c)	31,810
1,450,945	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.468% (1-Month USD-LIBOR + 0.300%) due 7/25/35(c)	1,291,359
1,013,442	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.328% (1-Month USD-LIBOR + 0.160%) due 8/25/36(c)	356,017
		JP Morgan Chase Commercial Mortgage Securities Trust:
350,000	Aaa(b)	Series 2016-NINE, Class A, 2.854% due 9/6/38(a)(c)	361,359
1,710,000	B2(b)	Series 2018-PHH, Class F, 3.194% (1-Month USD-LIBOR + 3.010%) due 6/15/35(a)(c)	1,219,754
365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	399,302
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 0.558% (1-Month USD-LIBOR + 0.390%) due 5/25/35(c)	1,320,396
		JP Morgan Mortgage Trust:
257,625	Aaa(b)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(c)	261,936
203,810	Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	206,696
936,599	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	952,468
347,320	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	351,183
861,503	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	875,885
316,368	AAA	Series 2019-1, Class A11, 1.118% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	311,741
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.890% due 1/15/47(c)	41,567
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	198,578
399,281	Aaa(b)	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1.334% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(c)	379,758
190,000	Aaa(b)	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% due 10/15/50	208,782
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.444% due 8/15/46(a)(c)	181,130
370,000	Aa1(b)	Series 2011-C5, Class B, 5.444% due 8/15/46(a)(c)	375,545
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	457,093
157,214	Aaa(b)	JPMorgan Trust, Series 2015-5, Class A9, 2.741% due 5/25/45(a)(c)	159,278
924,899	NR	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(a)	906,772
39,214	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.768% (1-Month USD-LIBOR + 0.600%) due 12/25/35(c)	29,082
700,000	Aaa(b)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 1.472% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	688,650
248,386	A+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.515% due 10/25/32(c)	239,311
273,955	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.418% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	172,412
15,946	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 3.755% due 5/25/34(c)	14,830
437,099	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	466,472
500,000	AAA(j)	MKT 2020-525M Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	522,333

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
		ML-CFC Commercial Mortgage Trust:
$ 54,054	Caa2(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	$32,089
38,705	D(j)	Series 2007-9, Class AJ, 5.991% due 9/12/49(c)	14,830
500,000	Aaa(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	531,369
1,176,289	NR	Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48(a)(c)(m)	1,182,298
390,000	Aaa(b)	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A, 2.966% due 12/15/38(a)	404,960
		New Residential Mortgage Loan Trust:
281,189	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	292,211
921,285	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	940,830
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	514,723
753,531	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 0.948% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	741,242
1,230,000	AAA	PFS Financing Corp., Series 2019-B, Class A, 0.734% (1-Month USD-LIBOR + 0.550%) due 9/15/23(a)(c)	1,204,204
		PMT Credit Risk Transfer Trust:
929,237	NR	Series 2019-2R, Class A, 2.920% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	902,326
782,137	NR	Series 2019-3R, Class A, 2.870% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(c)	771,784
367,881	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.418% (1-Month USD-LIBOR + 0.250%) due 7/25/36(c)	366,432
		Prime Mortgage Trust:
14,741	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	14,775
827,477	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	674,541
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	929,563
178,663	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	178,486
		SBA Small Business Investment Cos.:
617,727	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	662,680
361,179	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	386,408
		Seasoned Credit Risk Transfer Trust:
181,850	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	194,101
790,000	B-(j)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	689,697
469,517	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	504,030
1,085,772	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 0.931% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	1,039,647
741,770	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.968% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	708,028
89,779	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.422% (1-Month USD-LIBOR + 0.250%) due 7/19/35(c)	84,066
102,341	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 0.518% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(c)	87,457
415,202	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	402,612
81,008	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 0.997% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(c)	76,551
190,919	Aaa(b)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	192,719
211,000	Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.035% due 12/15/52	226,891
114,430	NR	United States Small Business Administration, Series 2019-20D, Class 1, 2.980% due 4/1/39	121,416
803,925	A-	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(a)	806,394
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	541,980
		WaMu Mortgage Pass-Through Certificates Trust:
8,435	BB	Series 2004-AR11, Class A, 4.212% due 10/25/34(c)	8,138
39,002	A+	Series 2004-AR12, Class A2A, 0.948% (1-Month USD-LIBOR + 0.780%) due 10/25/44(c)	37,164
222,277	BB-	Series 2005-AR4, Class A5, 3.553% due 4/25/35(c)	213,814
1,254,108	A-	Series 2005-AR19, Class A1B3, 0.518% (1-Month USD-LIBOR + 0.350%) due 12/25/45(c)	1,198,635
911,464	CCC	Series 2006-AR3, Class A1A, 2.691% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	856,096
410,000	Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 2.391% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	333,109
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(b)	Series 2013-LC12, Class B, 4.276% due 7/15/46(c)	107,823
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,037,981
150,000	Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	158,994
500,000	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	514,265
11,847,828	Aaa(b)	Series 2018-C43, Class XA, 0.700% due 3/15/51(c)(k)	492,526
250,000	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	283,852

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1% - (continued)
$ 3,603,025		Aaa(b)	Series 2019-C52, Class XA, 1.621% due 8/15/52(c)(k)	$360,771
385,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	423,230
652,534		Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	669,192
			WF-RBS Commercial Mortgage Trust:
174,072		Aaa(b)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(c)	176,581
1,627,704		Aaa(b)	Series 2012-C7, Class XA, 1.329% due 6/15/45(a)(c)(k)	30,330
145,000		Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	150,874

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $111,413,736)	106,944,777

SOVEREIGN BONDS - 3.5%
Argentina - 0.1%
1,910,000		CC	Argentine Republic Government International Bonds, 5.625% due 1/26/22	775,489

Bahrain - 0.0%
200,000		B+	Bahrain Government International Bonds, 7.000% due 10/12/28	209,800

Brazil - 0.4%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	519,596
			Brazil Notas do Tesouro Nacional Serie F:
5,296,000	BRL	BB-	10.000% due 1/1/21	1,075,858
910,000	BRL	BB-	10.000% due 1/1/27	207,465
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	286,495
300,000		BB-	4.625% due 1/13/28	315,805
1,280,000		BB-	5.000% due 1/27/45	1,220,218

			Total Brazil	3,625,437

Canada - 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	165,778

Chile - 0.0%
100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	109,235

Colombia - 0.2%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	263,979
280,000		BBB-	3.875% due 4/25/27	297,380
975,000		BBB-	3.000% due 1/30/30	976,828
200,000		BBB-	5.000% due 6/15/45	227,661

			Total Colombia	1,765,848

Dominican Republic - 0.0%
200,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	174,377

Egypt - 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(a)	231,752

Indonesia - 0.3%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,449,235
290,000		Baa2(b)	3.500% due 1/11/28	307,880
80,000		BBB	4.100% due 4/24/28	88,465
440,000		BBB	2.850% due 2/14/30	450,525
330,000		Baa2(b)	4.350% due 1/11/48	367,681

			Total Indonesia	2,663,786

Israel - 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	217,750

Kuwait - 0.0%
360,000		AA-	Kuwait International Government Bonds, 3.500% due 3/20/27(a)	397,984

Mexico - 1.0%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	806,684

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Mexico - 1.0% - (continued)
22,540,000	MXN	BBB+	8.500% due 5/31/29	$1,179,103
13,345,700	MXN	BBB+	7.750% due 11/13/42	645,417
84,090,000	MXN	Baa1(b)	8.000% due 11/7/47	4,188,874
			Mexico Government International Bonds:
$ 174,000		BBB	3.625% due 3/15/22	180,851
44,000		BBB	4.000% due 10/2/23	46,688
200,000		BBB	4.150% due 3/28/27	213,677
323,000		BBB	3.750% due 1/11/28	333,803
747,000		BBB	4.500% due 4/22/29	808,915
1,280,000		BBB	3.250% due 4/16/30	1,262,003
210,000		BBB	4.750% due 3/8/44	220,144

			Total Mexico	9,886,159

Nigeria - 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	229,125

Panama - 0.1%
			Panama Government International Bonds:
200,000		BBB+	4.000% due 9/22/24	215,802
210,000		BBB+	3.875% due 3/17/28	233,070
400,000		BBB+	3.160% due 1/23/30	420,754

			Total Panama	869,626

Peru - 0.1%
			Peruvian Government International Bonds:
425,000		BBB+	4.125% due 8/25/27	484,424
210,000		BBB+	2.783% due 1/23/31	221,550
70,000		BBB+	6.550% due 3/14/37	106,089
160,000		BBB+	5.625% due 11/18/50	249,407

			Total Peru	1,061,470

Philippines - 0.1%
400,000		BBB+	Philippine Government International Bonds, 3.000% due 2/1/28	432,034

Poland - 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	783,662

Qatar - 0.2%
			Qatar Government International Bonds:
200,000		AA-	4.500% due 4/23/28	231,705
250,000		AA-	4.000% due 3/14/29(a)	282,506
820,000		AA-	4.817% due 3/14/49(a)	1,033,908

			Total Qatar	1,548,119

Russia - 0.6%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26	113,084
146,093,000	RUB	BBB	7.050% due 1/19/28	2,316,078
128,030,000	RUB	BBB(j)	6.900% due 5/23/29	2,011,052
49,650,000	RUB	NR	7.700% due 3/16/39	859,368
200,000		BBB(j)	Russian Foreign Bonds - Eurobonds, 4.750% due 5/27/26	229,215

			Total Russia	5,528,797

Saudi Arabia - 0.1%
			Saudi Government International Bonds:
200,000		A1(b)	3.625% due 3/4/28	216,169
200,000		A1(b)	4.375% due 4/16/29(a)	228,074
200,000		A1(b)	3.750% due 1/21/55(a)	197,500

			Total Saudi Arabia	641,743

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
South Africa - 0.0%
$ 400,000	BB-	Republic of South Africa Government International Bonds, 4.300% due 10/12/28	$360,399

United Arab Emirates - 0.1%
		Abu Dhabi Government International Bonds:
400,000	AA	2.500% due 10/11/22(a)	410,800
200,000	AA	2.500% due 9/30/29	206,246
590,000	AA	3.875% due 4/16/50(a)	674,813

		Total United Arab Emirates	1,291,859

Uruguay - 0.1%
		Uruguay Government International Bonds:
70,000	BBB	4.500% due 8/14/24	75,944
549,330	BBB	4.375% due 10/27/27	616,524
210,000	BBB	4.375% due 1/23/31	239,993

		Total Uruguay	932,461

		TOTAL SOVEREIGN BONDS (Cost - $35,284,239)	33,902,690

SENIOR LOANS - 1.5%
79,800	NR	1011778 B.C. Unlimited Liability Company , (Restricted, cost - $79,800, acquired 11/20/19), 1.924% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	76,783
342,933	NR	Allied Universal Holdco LLC , (Restricted, cost - $343,721, acquired 2/19/20), 4.424% (1-Month USD-LIBOR + 4.250%) due 7/10/26(n)	333,574
157,980	NR	Alterra Mountain Co., (Restricted, cost - $157,708, acquired 3/27/19), 2.924% (1-Month USD-LIBOR + 2.750%) due 7/31/24(n)	149,488
149,625	NR	APi Group DE Inc., (Restricted, cost - $149,134, acquired 9/27/19), 2.674% (1-Month USD-LIBOR + 2.500%) due 10/1/26(n)	144,232
332,500	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $334,541, acquired 12/13/19), 1.924% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	317,799
389,638	NR	Asurion LLC, (Restricted, cost - $390,011, acquired 4/10/19), 3.174% (1-Month USD-LIBOR + 3.000%) due 8/4/22(n)	383,501
89,763	NR	Asurion LLC, (Restricted, cost - $89,763, acquired 2/26/20), 3.174% (1-Month USD-LIBOR + 3.000%) due 11/3/23(n)	87,763
178,338	NR	Asurion LLC, (Restricted, cost - $177,997, acquired 11/20/19), 3.174% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	173,880
546,744	NR	athenahealth Inc., (Restricted, cost - $546,905, acquired 2/7/19), 5.284% (3-Month USD-LIBOR + 4.500%) due 2/11/26(n)	528,975
49,375	NR	Atlantic Aviation FBO Inc., (Restricted, cost - $48,986, acquired 11/30/18), 3.930% (1-Month USD-LIBOR + 3.750%) due 12/6/25(n)	46,721
67,027	NR	Bausch Health Cos., Inc., (Restricted, cost - $67,446, acquired 4/17/19), 3.171% (1-Month USD-LIBOR+ 3.000%) due 6/2/25(n)	65,866
184,936	NR	Berry Global Inc., (Restricted, cost - $184,936, acquired 10/15/19), 2.222% (1-Month USD-LIBOR + 2.000%) due 10/1/22(n)	183,058
159,445	NR	Brookfield WEC Holdings Inc., (Restricted, cost - $160,122, acquired 1/24/20), 3.750% (1-Month USD-LIBOR + 3.000%) due 8/1/25(n)	156,307
97,669	NR	Caesars Resort Collection LLC, (Restricted, cost - $97,974, acquired 4/17/19), 2.924% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	88,781
553,186	NR	Change Healthcare Holdings Inc., (Restricted, cost - $553,111, acquired 2/18/20), 3.500% (1-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 3/1/24(n)	539,973
209,474	NR	Charter Communications Operating LLC , (Restricted, cost - $210,128, acquired 2/7/20), 1.930% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	205,437
349,675	NR	Charter Communications Operating LLC, (Restricted, cost - $350,623, acquired 10/24/19), 1.930% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	344,294
59,850	NR	Citadel Securities LP, (Restricted, cost - $59,706, acquired 2/27/20), 2.924% (1-Month USD-LIBOR + 2.750%) due 2/27/26(n)	58,803
90,454	NR	CityCenter Holdings LLC, (Restricted, cost - $90,523, acquired 2/20/20), 3.000% (1-Month USD-LIBOR+ 2.250%) due 4/18/24(n)	85,342
370,000	NR	DCert Buyer Inc., (Restricted, cost - $370,302, acquired 8/8/19), 4.174% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	358,785
293,052	NR	Dell International LLC, (Restricted, cost - $282,061, acquired 10/18/17), 2.750% (1-Month USD-LIBOR + 2.000%) due 9/19/25(n)	288,402
310,000	NR	Delta Air Lines Inc., (Restricted, cost - $306,035, acquired 4/27/20), 5.510% (3-Month USD-LIBOR + 4.750%) due 4/29/23(n)	306,513
9,650	NR	Diamond Sports Group LLC, (Restricted, cost - $9,608, acquired 7/18/19), 3.420% (1-Month USD-LIBOR + 3.250%) due 8/24/26(n)	8,371
176,268	NR	Edelman Financial Center LLC, (Restricted, cost - $176,756, acquired 4/22/19), 3.168% (1-Month USD-LIBOR + 3.000%) due 7/21/25(n)	168,960
410,000	NR	Elanco Animal Health Incorporated, (Restricted, cost - $411,732, acquired 2/5/20) due 2/4/27(n)(o)	397,700
89,189	NR	EyeCare Partners LLC, (Restricted, cost - $89,101, acquired 2/18/20), 4.822% (3-Month USD-LIBOR + 3.750%) due 2/18/27(n)	82,500
69,300	NR	First Eagle Holdings Inc., (Restricted, cost - $69,473, acquired 4/5/19), 3.950% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	65,532
219,089	NR	Focus Financial Partners LLC, (Restricted, cost - $219,686, acquired 2/18/20), 2.174% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	212,792
29,846	NR	Four Seasons Holdings Inc., (Restricted, cost - $30,032, acquired 11/21/19), 2.174% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	28,569
160,000	NR	Froneri International Ltd., (Restricted, cost - $160,302, acquired 2/18/20), 2.424% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	153,166
75,577	NR	Garda World Security Corp., (Restricted, cost - $74,190, acquired 10/24/19), 4.930% (1-Month USD-LIBOR + 4.750%) due 10/30/26(n)	73,990
190,000	NR	Genesee & Wyoming Inc., (Restricted, cost - $191,588, acquired 11/21/19), 3.450% (3-Month USD-LIBOR + 2.000%) due 12/30/26(n)	186,539
324,605	NR	Golden Nugget Inc., (Restricted, cost - $324,835, acquired 2/5/20), 3.455% (2-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 10/4/23(n)	281,570
430,000	NR	Grifols Worldwide Operations Ltd., (Restricted, cost - $417,217, acquired 4/28/20), 2.095% (1-Week USD-LIBOR + 2.000%) due 11/15/27(n)	420,979
27,152	NR	HCA Inc., (Restricted, cost - $27,355, acquired 10/19/17), 1.924% (1-Month USD-LIBOR + 1.750%) due 3/13/25(n)	26,723
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $431,941, acquired 8/18/16), 1.918% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	413,433
148,008	NR	iHeartCommunications Inc., (Restricted, cost - $148,008, acquired 1/29/20), 3.174% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	138,850

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.5% - (continued)
$ 89,297	NR	Jaguar Holding Company I LLC, (Restricted, cost - $89,520, acquired 9/11/19), 3.500% (1-Month USD-LIBOR + 2.500%) due 8/18/22(n)	$89,052
188,096	NR	Jane Street Group LLC, (Restricted, cost - $187,812, acquired 4/12/19), 3.174% (1-Month USD-LIBOR + 3.000%) due 1/31/25(n)	184,099
242,876	NR	Level 3 Financing Inc., (Restricted, cost - $242,488, acquired 4/17/19), 1.924% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	236,457
487,730	NR	LifePoint Health Inc., (Restricted, cost - $486,845, acquired 8/16/19), 3.924% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	468,482
436,803	NR	McAfee LLC, (Restricted, cost - $437,222, acquired 8/13/19), 3.924% (1-Month USD-LIBOR + 3.750%) due 9/30/24(n)	431,343
96,685	NR	Michaels Stores Inc., (Restricted, cost - $97,411, acquired 9/28/16), 3.534% (1-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 1/30/23(n)	84,680
294,942	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $294,995, acquired 10/13/17), 4.200% (3-Month USD-LIBOR + 2.750%) due 6/7/23(n)	284,097
512,393	NR	Nexstar Broadcasting Inc., (Restricted, cost - $510,950, acquired 8/16/19), 3.120% (1-Month USD-LIBOR + 2.750%) due 9/18/26(n)	495,622
131,414	NR	Numericable U.S. LLC, (Restricted, cost - $131,189, acquired 10/6/17), 3.871% (1-Month USD-LIBOR + 3.688%) due 1/31/26(n)	126,157
199,500	NR	Option Care Health Inc., (Restricted, cost - $197,966, acquired 5/22/19), 4.674% (1-Month USD-LIBOR + 4.500%) due 8/6/26(n)	193,515
238,800	NR	Panther BF Aggregator 2 L P, (Restricted, cost - $236,817, acquired 3/18/19), 3.674% (1-Month USD-LIBOR + 3.500%) due 4/30/26(n)	228,203
102,166	NR	Party City Holdings Inc., (Restricted, cost - $102,506, acquired 2/16/18), 4.068% (2-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 8/19/22(n)	53,126
122,958	NR	PCI Gaming Authority, (Restricted, cost - $123,109, acquired 5/15/19), 2.674% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	117,279
384,121	NR	Prime Security Services Borrower LLC, (Restricted, cost - $386,400, acquired 4/22/19), 4.250% (1-Month USD-LIBOR + 3.250%) due 9/23/26(n)	375,719
265,244	NR	Reynolds Consumer Products LLC, (Restricted, cost - $266,172, acquired 2/18/20), 1.924% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	260,989
19,616	NR	Reynolds Group Holdings Inc., (Restricted, cost - $19,582, acquired 3/14/19), 2.924% (1-Month USD-LIBOR + 2.750%) due 2/5/23(n)	19,062
428,975	NR	RPI 2019 Intermediate Finance Trust, (Restricted, cost - $429,398, acquired 2/7/20), 1.924% (1-Month USD-LIBOR + 1.750%) due 2/11/27(n)	421,110
218,985	NR	Scientific Games International Inc., (Restricted, cost - $219,761, acquired 2/14/18), 3.476% (1-Month USD-LIBOR + 2.750%/2-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 8/14/24(n)	197,087
989,678	NR	TKC Holdings Inc., (Restricted, cost - $989,678, acquired 4/30/19), 4.750% (2-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/1/23(n)	929,471
170,000	NR	T-Mobile USA Inc., (Restricted, cost - $168,168, acquired 4/28/20), 3.174% (1-Month USD-LIBOR + 3.000%) due 4/1/27(n)	170,213
46,869	NR	Trans Union LLC, (Restricted, cost - $46,928, acquired 10/18/17), 1.924% (1-Month USD-LIBOR + 1.750%) due 11/16/26(n)	45,561
445,385	NR	UFC Holdings LLC, (Restricted, cost - $448,725, acquired 4/30/19), 4.250% (3-Month USD-LIBOR + 3.250%) due 4/29/26(n)	428,683
190,000	NR	VICI Properties 1 LLC, (Restricted, cost - $190,238, acquired 2/20/20), 1.923% (3-Month USD-LIBOR + 1.750%) due 12/20/24(n)	181,806
450,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $452,200, acquired 4/30/19), 2.684% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	437,625
127,508	NR	Western Digital Corp., (Restricted, cost - $128,783, acquired 10/27/17), 1.924% (1-Month USD-LIBOR + 1.750%) due 4/29/23(n)	125,701
526,500	NR	Wynn Resorts Ltd., (Restricted, cost - $524,728, acquired 11/22/19), 1.930% (1-Month USD-LIBOR + 1.750%) due 9/20/24(n)	494,910

		TOTAL SENIOR LOANS (Cost - $15,242,949)	14,664,000

ASSET-BACKED SECURITIES - 1.3%
Automobiles - 0.4%
		Credit Acceptance Auto Loan Trust:
630,000	AAA	Series 2018-3A, Class A, 3.550% due 8/15/27(a)	635,720
700,000	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(a)	695,909
		Hertz Vehicle Financing II LP:
1,369,446	A1(b)	Series 2016-4A, Class A, 2.650% due 7/25/22(a)	1,316,566
402,483	A1(b)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	389,479
970,000	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	999,857

		Total Automobiles	4,037,531

Credit Cards - 0.0%
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 0.954% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	309,888

Student Loans - 0.9%
343,284	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 1.306% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(c)	317,487
208,284	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.434% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	206,762
930,000	AAA	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130% due 2/15/68(a)	955,328
453,488	AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 0.668% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	448,700
		SLM Student Loan Trust:
180,024	AA+	Series 2003-4, Class A5E, 1.491% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	165,375
1,567,182	AAA	Series 2005-5, Class A4, 1.131% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	1,526,486
880,000	AA+	Series 2005-5, Class A5, 1.741% (3-Month USD-LIBOR + 0.750%) due 10/25/40(c)	810,022
		SMB Private Education Loan Trust:
35,733	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	36,162
545,000	AAA	Series 2015-C, Class A3, 2.134% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	551,617
53,355	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	53,664

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.3% - (continued)
Student Loans - 0.9% - (continued)
$ 169,494	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	$173,727
100,156	AAA	Series 2017-B, Class A2B, 0.934% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	97,181
400,000	AAA	Series 2018-A, Class A2B, 0.984% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	389,950
474,864	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	491,531
595,000	AAA	Series 2018-C, Class A2B, 0.934% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	574,163
280,000	AAA	Series 2019-A, Class A2A, 3.440% due 7/15/36(a)	290,559
100,000	AAA	Series 2020-A, Class A2B, 1.644% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	96,270
		Sofi Professional Loan Program Trust:
390,000	AAA	Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	401,535
910,000	AAA	Series 2018-D, Class A2FX, 3.600% due 2/25/48(a)	947,389

		Total Student Loans	8,533,908

		TOTAL ASSET-BACKED SECURITIES (Cost - $12,947,437)	12,881,327

MUNICIPAL BONDS - 1.0%
California - 0.2%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	705,584
195,000	AAA	San Diego Community College District, GO, 3.336% due 8/1/43	207,398
220,000	AA-	State of California, GO, 7.625% due 3/1/40	377,758
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	33,947
266,000	AA	Series AQ, 4.767% due 5/15/15	355,945

		Total California	1,680,632

Delaware - 0.0%
100,000	AAA	State of Delaware, GO, 5.000% due 1/1/30	139,086

Louisiana - 0.0%
		State of Louisiana:
140,000	AA-	GO, 5.000% due 3/1/27	176,144
150,000	AA-	GO, 5.000% due 3/1/28	192,792

		Total Louisiana	368,936

Massachusetts - 0.2%
		Commonwealth of Massachusetts, GO:
110,000	AA	2.900% due 9/1/49	116,765
630,000	AA	3.000% due 3/1/49	671,983
110,000	AA	5.000% due 3/1/29	148,278
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, Pre-refunded 10/15/21 @ 100, 5.000% due 10/15/41(p)	106,632
330,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, 3.104% due 8/1/39	342,999

		Total Massachusetts	1,386,657

Minnesota - 0.1%
		State of Minnesota, GO:
260,000	AAA	5.000% due 8/1/23	299,278
130,000	AAA	5.000% due 8/1/29	173,372

		Total Minnesota	472,650

Missouri - 0.0%
		Health & Educational Facilities Authority of the State of Missouri:
140,000	AA+	3.229% due 5/15/50	156,226
170,000	AA+	3.652% due 8/15/57	200,083

		Total Missouri	356,309

New Jersey - 0.1%
650,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	738,153
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
110,000	BBB+	Series AA, 5.000% due 6/15/36	112,037
85,000	BBB+	Series B, 6.561% due 12/15/40	102,188

		Total New Jersey	952,378

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 1.0% - (continued)
New York - 0.2%
		City of New York:
$ 205,000	AA	GO, 2.220% due 3/1/35	$193,670
260,000	AA	GO, 5.000% due 8/1/30	347,118
500,000	AA	Series G-1, 5.968% due 3/1/36	698,310
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	89,438
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	418,197
345,000	A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	343,641

		Total New York	2,090,374

North Carolina - 0.1%
80,000	AAA	County of Mecklenburg NC, GO, 5.000% due 3/1/30	108,358
340,000	AAA	State of North Carolina, GO, 5.000% due 6/1/30	463,420

		Total North Carolina	571,778

Ohio - 0.0%
90,000	A	City of Cleveland OH Airport System Revenue, Revenue Bonds, 2.882% due 1/1/31	90,406

Oregon - 0.0%
290,000	AA+	Multnomah County School District No 1 Portland, SCH BD GTY-Insured, 5.000% due 6/15/23	331,847

Pennsylvania - 0.1%
300,000	A+	Commonwealth of Pennsylvania, GO, 5.000% due 9/15/24	356,679
80,000	AA	Pennsylvania State University (The), 2.758% due 9/1/40	79,686

		Total Pennsylvania	436,365

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, AMT, Series A, Pre-refunded 11/01/20 @ 100, 5.000% due 11/1/45(p)(q)	239,536

Virginia - 0.0%
178,889	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	196,410

		TOTAL MUNICIPAL BONDS (Cost - $8,864,195)	9,313,364

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $876,477,218)	916,261,248

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 6.9%
COMMERCIAL PAPER - 0.1%
$ 1,000,000		Ford Motor Credit Co. LLC, (Restricted, cost - $988,892, acquired 10/10/19), 3.200% due 10/8/20(n)(r) (Cost - $988,892)	$988,892

TIME DEPOSITS - 4.0%
7,321,307		ANZ National Bank - London, 0.010% due 6/1/20	7,321,307
6,718,686		Banco Santander SA - Frankfurt, 0.010% due 6/1/20	6,718,686
		BBH - Grand Cayman:
12,982	GBP	0.010% due 6/1/20	16,031
150		0.010% due 6/1/20	150
486,967	EUR	Citibank - London, (0.660)% due 6/1/20	540,583
11,120,949		Citibank - New York, 0.010% due 6/1/20	11,120,949
28,811	EUR	Deutsche Bank AG - Frankfurt, (0.660)% due 6/1/20	31,984
13,185,841		JPMorgan Chase & Co. - New York, 0.010% due 6/1/20	13,185,841
18,125,990	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 6/1/20	168,074

		TOTAL TIME DEPOSITS (Cost - $39,103,605)	39,103,605

U.S. GOVERNMENT OBLIGATIONS - 2.8%
		U.S. Treasury Bills:
13,740,000		0.123% due 7/30/20(r)	13,737,241
928,000		0.208% due 9/10/20(r)(s)	927,458
8,260,000		0.146% due 10/15/20(r)	8,255,439
3,915,000		0.130% due 10/22/20(r)	3,912,979

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $26,833,117)	26,833,117

		TOTAL SHORT-TERM INVESTMENTS (Cost - $66,925,614)	66,925,614

		TOTAL INVESTMENTS IN SECURITIES (Cost - $943,402,832)	983,186,862

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $102,467)	100,406

		TOTAL INVESTMENTS - 101.8% (Cost - $943,505,299)	983,287,268

		Liabilities in Excess of Other Assets - (1.8)%	(16,975,321)

		TOTAL NET ASSETS - 100.0%	$966,311,947

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $127,990,333 and represents 13.2% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Principal only security.
(j)	Rating by Fitch Ratings Service.
(k)	Interest only security.
(l)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2020.
(m)	Affiliated security. As of May 31, 2020, total cost and total market value of affiliated securities amounted to $1,690,442 and $1,713,667, respectively.

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized (Depreciation)	Dividend/ Interest Income	Ending Value as of May 31, 2020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46	$539,501	$—	$—	$—	$(8,132)	$15,146	$531,369
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48	1,928,623	1,851,816	(674,371)	(421)	(1,923,349)	36,257	1,182,298

(n)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2020, amounts to approximately $15,652,892 and represents 1.6% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(q)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(r)	Rate shown represents yield-to-maturity.
(s)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2020, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$943,505,299	$61,441,352	$(25,009,202)	$36,432,150

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	36.6%
Mortgage-Backed Securities	25.5
U.S. Government Agencies & Obligations	13.1
Collateralized Mortgage Obligations	10.9
Sovereign Bonds	3.4
Senior Loans	1.5
Asset-Backed Securities	1.3
Municipal Bonds	0.9
Purchased Options	0.0
Short-Term Investments	6.8

100.0%

^	As a percentage of total investments.

At May 31, 2020, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
144	$19,966,501	U.S. Treasury 10-Year Note June Futures, Call	GSC	6/12/20	$139.75	$29,250
144	19,966,500	U.S. Treasury 10-Year Note June Futures, Put	GSC	6/12/20	$137.75	11,250
27	4,780,689	U.S. Treasury Bond July Futures, Call	GSC	6/26/20	$179.50	38,390
27	4,780,689	U.S. Treasury Bond July Futures, Put	GSC	6/26/20	$175.50	21,516

		Total Options on Futures				100,406

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $102,467)				$100,406

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2020, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
21	$2,633,367	U.S. Treasury 5-Year Note July Futures, Put	GSC	6/26/20	$125.25	$2,625
48	6,655,500	U.S. Treasury 10-Year Note June Futures, Call	GSC	6/12/20	$138.75	29,250
48	6,655,500	U.S. Treasury 10-Year Note June Futures, Put	GSC	6/12/20	$138.75	14,250
18	3,187,126	U.S. Treasury Bond August Futures, Call	GSC	7/24/20	$180.00	34,312
18	3,187,125	U.S. Treasury Bond August Futures, Put	GSC	7/24/20	$175.00	22,500
80	14,165,001	U.S. Treasury Bond July Futures, Call	GSC	6/26/20	$183.00	45,000
81	14,342,064	U.S. Treasury Bond July Futures, Put	GSC	6/26/20	$165.00	6,328
80	14,165,001	U.S. Treasury Bond July Futures, Put	GSC	6/26/20	$171.00	16,250

		Total Options on Futures				170,515

		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $247,318)				$170,515

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2020, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	163	12/20	$40,140,854	$40,625,713	$484,859
90-Day Eurodollar June Futures	402	6/20	99,827,675	100,195,988	368,313
90-Day Eurodollar March Futures	45	3/21	11,092,500	11,225,250	132,750
Euro-BTP June Futures	108	6/20	17,716,918	17,043,676	(673,242)
Euro-OAT June Futures	24	6/20	4,592,017	4,487,645	(104,372)
U.S. Treasury 2-Year Note September Futures	272	9/20	60,057,950	60,069,500	11,550
U.S. Treasury 5-Year Note September Futures	482	9/20	60,456,135	60,551,250	95,115
U.S. Treasury 10-Year Note September Futures	56	9/20	7,766,494	7,787,500	21,006
U.S. Treasury Long Bond September Futures	25	9/20	4,469,186	4,459,375	(9,811)
U.S. Treasury Ultra Long Bond September Futures	68	9/20	14,831,910	14,826,125	(5,785)

					320,383

Contracts to Sell:
90-Day Eurodollar December Futures	270	12/21	66,926,938	67,348,126	(421,188)
Euro-Bund June Futures	171	6/20	33,207,331	32,737,581	469,750
Japan Government 10-Year Bond June Futures	5	6/20	7,156,567	7,056,423	100,144
U.S. Ultra Long Bond September Futures	58	9/20	9,091,189	9,125,031	(33,842)
United Kingdom Treasury 10-Year Gilt September Futures	42	9/20	7,113,106	7,128,146	(15,040)

					99,824

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$420,207

At May 31, 2020, Core Fixed Income Fund had deposited cash of $3,182,843 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2020, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	511,019	USD	318,447	CITI	$340,530	7/16/20	$22,083
Brazilian Real	174,640	USD	33,252	CITI	32,672	7/16/20	(580)
British Pound	1,690,489	USD	2,098,810	CITI	2,087,895	7/16/20	(10,915)
Canadian Dollar	13,347,647	USD	9,507,548	CITI	9,694,871	7/16/20	187,323
Euro	200,000	USD	220,036	CITI	222,226	7/16/20	2,190
Euro	350,000	USD	380,405	CITI	388,895	7/16/20	8,490
Euro	350,000	USD	382,099	CITI	388,895	7/16/20	6,796
Indonesian Rupiah	78,867,595,537	USD	4,771,179	CITI	5,366,663	7/16/20	595,484
Japanese Yen	1,090,000,000	USD	10,094,668	CITI	10,107,669	6/8/20	13,001
Mexican Peso	36,837,739	USD	1,466,004	CITI	1,650,377	7/16/20	184,373
Philippine Peso	13,823,000	USD	273,069	CITI	273,507	7/16/20	438
Philippine Peso	9,790,000	USD	191,886	CITI	193,709	7/16/20	1,823
Philippine Peso	54,450,000	USD	1,070,001	CITI	1,077,367	7/16/20	7,366
Philippine Peso	42,520,000	USD	836,034	CITI	841,316	7/16/20	5,282
South African Rand	8,680,000	USD	477,553	CITI	491,994	7/16/20	14,441

							1,037,595

Contracts to Sell:
Chinese Onshore Renminbi	26,818,047	USD	3,787,592	CITI	3,751,344	7/16/20	36,248
Euro	1,862,454	USD	2,042,372	CITI	2,069,426	7/16/20	(27,054)
Euro	6,502,572	USD	7,113,469	CITI	7,225,192	7/16/20	(111,723)
Euro	463,118	USD	500,000	CITI	514,584	7/16/20	(14,584)
Euro	2,837,033	USD	3,069,474	CITI	3,152,308	7/16/20	(82,834)
Euro	2,834,447	USD	3,075,250	CITI	3,149,434	7/16/20	(74,184)
Euro	500,000	USD	539,700	CITI	555,564	7/16/20	(15,864)
Japanese Yen	1,090,000,000	USD	10,398,858	CITI	10,107,668	6/8/20	291,190
Japanese Yen	24,807,647	USD	228,640	CITI	230,185	7/16/20	(1,545)
Philippine Peso	120,583,000	USD	2,355,137	CITI	2,385,899	7/16/20	(30,762)
Russian Ruble	84,937,018	USD	1,096,881	CITI	1,199,932	7/16/20	(103,051)

							(134,163)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$903,432

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2020, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL	18,325,000	$97,275	$7,443	$89,832

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2020, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$15,003	$—	$15,003
Pay	3-Month USD-LIBOR	0.380%	8/31/24	6-Month	USD	10,972,000	33,816	(2,958)	36,774
Receive	3-Month USD-LIBOR	0.900%	3/17/50	6-Month	USD	1,492,000	13,107	(45)	13,152
Receive	3-Month USD-LIBOR	1.550%	6/30/26	6-Month	USD	34,019,000	(2,436,941)	100,541	(2,537,482)
Receive	3-Month USD-LIBOR	1.850%	11/15/44	6-Month	USD	11,243,000	(2,403,482)	(35,942)	(2,367,540)

							$(4,778,497)	$61,596	$(4,840,093)

At May 31, 2020, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $816,890 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 260-262 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1%
Advertising - 0.3%
$ 311,000	B+	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 6.250% due 6/15/25(a)	$321,496
498,000	CCC+	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	484,617

		Total Advertising	806,113

Aerospace/Defense - 1.6%
		Boeing Co. (The), Senior Unsecured Notes:
400,000	BBB-	5.150% due 5/1/30	429,452
85,000	BBB-	5.805% due 5/1/50	96,657
184,000	BBB-	5.930% due 5/1/60	214,085
		Bombardier Inc., Senior Unsecured Notes:
557,000	CCC+	6.000% due 10/15/22(a)	361,006
30,000	CCC+	6.125% due 1/15/23(a)	18,318
48,000	CCC+	7.875% due 4/15/27(a)	28,712
273,000	BBB-	Howmet Aerospace Inc., Senior Unsecured Notes, 6.875% due 5/1/25	290,367
366,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	350,322
420,000	BB	Signature Aviation US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	403,983
123,000	BB-	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	122,924
		TransDigm Inc.:
1,260,000	B-	Company Guaranteed Notes, 6.500% due 5/15/25	1,222,332
		Senior Secured Notes:
420,000	B+	8.000% due 12/15/25(a)	455,700
450,000	B+	6.250% due 3/15/26(a)	461,178

		Total Aerospace/Defense	4,455,036

Agriculture - 0.1%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB	4.800% due 2/14/29	242,517
50,000	BBB	5.950% due 2/14/49	64,948

		Total Agriculture	307,465

Airlines - 0.3%
90,000	NR	Air Canada, Senior Unsecured Notes, 4.000% due 7/1/25(a)	92,813
		Delta Air Lines Inc.:
364,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(a)	376,525
270,000	BB	Senior Unsecured Notes, 3.625% due 3/15/22	245,254

		Total Airlines	714,592

Apparel - 0.8%
		Hanesbrands Inc., Company Guaranteed Notes:
290,000	BB	5.375% due 5/15/25(a)	297,975
640,000	BB	4.875% due 5/15/26(a)	649,482
		Levi Strauss & Co., Senior Unsecured Notes:
80,000	BB+	5.000% due 5/1/25	81,892
500,000	Ba2(b)	5.000% due 5/1/25(a)	511,822
		William Carter Co., Company Guaranteed Notes:
265,000	BB+	5.500% due 5/15/25(a)	273,612
364,000	BB+	5.625% due 3/15/27(a)	372,880

		Total Apparel	2,187,663

Auto Manufacturers - 2.8%
360,000	Ba3(b)	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(a)	363,820
		Ford Motor Co., Senior Unsecured Notes:
396,000	BB+	8.500% due 4/21/23	411,345
973,000	BB+	9.000% due 4/22/25	1,020,434

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Auto Manufacturers - 2.8% - (continued)
$ 393,000	BB+	9.625% due 4/22/30	$437,212
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	BB+	3.813% due 10/12/21	391,000
2,180,000	BB+	3.087% due 1/9/23	2,082,314
2,370,000	BB+	3.096% due 5/4/23	2,231,284
		General Motors Co., Senior Unsecured Notes:
40,000	BBB	5.400% due 10/2/23	42,188
50,000	BBB	6.125% due 10/1/25	54,619
		Navistar International Corp.:
352,000	CCC+	Company Guaranteed Notes, 6.625% due 11/1/25(a)	330,037
305,000	B	Senior Secured Notes, 9.500% due 5/1/25(a)	329,400

		Total Auto Manufacturers	7,693,653

Auto Parts & Equipment - 0.8%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
23,000	B-	6.625% due 10/15/22	22,912
790,000	B-	6.500% due 4/1/27	741,143
80,000	B	Clarios Global LP, Senior Secured Notes, 6.750% due 5/15/25(a)	83,317
230,000	BB-	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	238,136
		Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
674,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/27(a)	662,080
450,000	B	Senior Secured Notes, 6.250% due 5/15/26(a)	457,803

		Total Auto Parts & Equipment	2,205,391

Banks - 2.6%
		Barclays PLC:
230,000	B+	Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	235,878
610,000	BB+	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	681,134
200,000	A-	BNP Paribas SA, Senior Unsecured Notes, 3.052% (SOFR + 1.507%) due 1/13/31(a)(c)	205,469
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	20,102
860,000	BB	Subordinated Notes, 6.125% due 3/9/28	893,162
		Citigroup Inc.:
260,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	266,319
330,000	BBB+	Senior Unsecured Notes, 3.106% (SOFR + 2.750%) due 4/8/26(c)	347,733
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	229,936
250,000	A+	Credit Suisse AG, Senior Unsecured Notes, 2.950% due 4/9/25	269,167
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	BB-	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	235,558
200,000	BB-	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	205,779
200,000	BBB+	Danske Bank AS, Senior Unsecured Notes, 5.375% due 1/12/24(a)	218,688
		Goldman Sachs Group Inc. (The):
310,000	BBB+	Senior Unsecured Notes, 3.500% due 4/1/25	333,931
190,000	BBB-	Subordinated Notes, 5.150% due 5/22/45	235,378
		HSBC Holdings PLC:
240,000	Baa3(b)	Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(d)	239,296
200,000	A-	Senior Unsecured Notes, 4.950% due 3/31/30	236,807
667,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 4.600% (SOFR + 3.125%)(c)(d)	593,597
		Royal Bank of Scotland Group PLC:
200,000	B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(d)	208,116
230,000	BBB	Senior Unsecured Notes, 3.073% (1-Year CMT Index + 2.550%) due 5/22/28(c)	235,998
210,000	BB+	Subordinated Notes, 6.000% due 12/19/23	231,280
200,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	206,079
220,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	219,666

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Banks - 2.6% - (continued)
		Wells Fargo & Co., Senior Unsecured Notes:
$ 230,000	A-	2.188% (SOFR + 2.000%) due 4/30/26(c)	$233,592
170,000	A-	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(c)	223,131

		Total Banks	7,005,796

Beverages - 0.2%
460,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	465,127

Building Materials - 1.3%
243,000	CCC+	AZEK Co. LLC (The), Company Guaranteed Notes, 9.500% due 5/15/25(a)	259,403
		Builders FirstSource Inc.:
233,000	B+	Company Guaranteed Notes, 5.000% due 3/1/30(a)	216,071
768,000	BB+	Senior Secured Notes, 6.750% due 6/1/27(a)	811,054
322,000	BB+	Masonite International Corp., Company Guaranteed Notes, 5.375% due 2/1/28(a)	325,965
		Standard Industries Inc., Senior Unsecured Notes:
4,000	BBB-	5.500% due 2/15/23(a)	4,067
985,000	BBB-	6.000% due 10/15/25(a)	1,017,618
427,000	BBB-	5.000% due 2/15/27(a)	440,867
10,000	BBB-	4.750% due 1/15/28(a)	10,095
390,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.125% due 6/1/25(a)	383,622

		Total Building Materials	3,468,762

Chemicals - 0.9%
473,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	462,116
400,000	BB	OCI NV, Senior Secured Notes, 6.625% due 4/15/23(a)	410,000
800,000	BB-	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	689,852
400,000	BB+	SPCM SA, Senior Unsecured Notes, 4.875% due 9/15/25(a)	411,246
400,000	BB-	Valvoline Inc., Company Guaranteed Notes, 4.250% due 2/15/30(a)	399,938

		Total Chemicals	2,373,152

Commercial Services - 3.5%
420,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	422,144
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
1,117,000	B-	Senior Secured Notes, 6.625% due 7/15/26(a)	1,175,464
31,000	CCC	Senior Unsecured Notes, 9.750% due 7/15/27(a)	33,028
10,000	BB-	AMN Healthcare Inc., Company Guaranteed Notes, 4.625% due 10/1/27(a)	9,689
620,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	650,107
142,000	CCC+	Garda World Security Corp., Senior Unsecured Notes, 9.500% due 11/1/27(a)	147,706
		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes:
494,000	B	6.375% due 8/1/23(a)	509,129
194,000	B	4.625% due 6/15/25(a)	201,411
172,000	B	5.000% due 6/15/28(a)	178,880
13,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	11,936
840,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	795,383
		Prime Security Services Borrower LLC/Prime Finance Inc.:
1,180,000	B-	Secured Notes, 6.250% due 1/15/28(a)	1,121,737
		Senior Secured Notes:
10,000	BB-	5.250% due 4/15/24(a)	10,451
630,000	BB-	5.750% due 4/15/26(a)	650,374
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	77,949
380,000	BB	5.125% due 6/1/29	410,330
		ServiceMaster Co. LLC (The):
400,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	406,042
280,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	297,797
47,000	CCC	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	26,252
53,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	41,003

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Commercial Services - 3.5% - (continued)
		United Rentals North America Inc.:
		Company Guaranteed Notes:
$ 20,000	BB-	5.500% due 5/15/27	$21,286
1,440,000	BB-	5.250% due 1/15/30	1,500,934
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	20,096
83,000	CCC+	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(a)	89,487
570,000	B+	WW International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	596,303

		Total Commercial Services	9,404,918

Computers - 1.1%
250,000	BB-	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.125% due 5/1/25(a)	253,786
		Dell International LLC/EMC Corp.:
105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	109,167
		Senior Secured Notes:
19,000	BBB-	5.850% due 7/15/25(a)	21,299
390,000	BBB-	6.020% due 6/15/26(a)	442,773
1,038,000	BBB-	6.100% due 7/15/27(a)	1,172,185
20,000	BBB-	6.200% due 7/15/30(a)	22,916
28,000	B+	MTS Systems Corp., Company Guaranteed Notes, 5.750% due 8/15/27(a)	25,300
		Presidio Holdings Inc.:
313,000	CCC+	Company Guaranteed Notes, 8.250% due 2/1/28(a)	310,066
113,000	B	Senior Secured Notes, 4.875% due 2/1/27(a)	112,418
313,000	BB-	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	320,776
260,000	BB+	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	274,260

		Total Computers	3,064,946

Cosmetics/Personal Care - 0.1%
296,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	307,470

Distribution/Wholesale - 0.4%
122,000	B	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(a)	124,112
134,000	B-	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	126,951
		Performance Food Group Inc., Company Guaranteed Notes:
217,000	B	6.875% due 5/1/25(a)	228,392
160,000	B	5.500% due 10/15/27(a)	157,326
428,000	BB-	Univar Solutions USA Inc., Company Guaranteed Notes, 5.125% due 12/1/27(a)	434,341

		Total Distribution/Wholesale	1,071,122

Diversified Financial Services - 1.2%
42,000	B-	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	39,124
470,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	421,978
870,000	BB+	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	907,519
1,500,000	Ba2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	820,807
190,000	BB-	INTL. FCStone Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	193,800
		Navient Corp., Senior Unsecured Notes:
205,000	B+	5.875% due 3/25/21	201,553
400,000	B+	6.625% due 7/26/21	395,124
80,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.250% due 8/15/22(a)	70,662
110,000	BB	Quicken Loans LLC, Company Guaranteed Notes, 5.250% due 1/15/28(a)	111,330

		Total Diversified Financial Services	3,161,897

Electric - 2.1%
		AES Corp. (The), Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,534
895,000	BB+	6.000% due 5/15/26	948,534
		Calpine Corp.:
190,000	BB	Senior Secured Notes, 4.500% due 2/15/28(a)	191,247
		Senior Unsecured Notes:
10,000	B	5.500% due 2/1/24	10,106

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Electric - 2.1% - (continued)
$ 291,000	B	5.750% due 1/15/25	$298,457
781,000	B	5.125% due 3/15/28(a)	795,156
77,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	79,623
500,000	BB+	Drax Finco PLC, Senior Secured Notes, 6.625% due 11/1/25(a)	526,928
402,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	427,288
		NRG Energy Inc., Company Guaranteed Notes:
755,000	BB	5.750% due 1/15/28	822,810
27,000	BB	5.250% due 6/15/29(a)	29,493
		Talen Energy Supply LLC:
40,000	CCC+	Company Guaranteed Notes, 10.500% due 1/15/26(a)	31,716
470,000	BB-	Senior Secured Notes, 6.625% due 1/15/28(a)	462,452
335,000	BB	Vistra Energy Corp., Company Guaranteed Notes, 8.125% due 1/30/26(a)	351,122
		Vistra Operations Co. LLC:
53,000	BB	Company Guaranteed Notes, 5.000% due 7/31/27(a)	55,574
508,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	526,197

		Total Electric	5,576,237

Electrical Components & Equipment - 0.6%
		Energizer Holdings Inc., Company Guaranteed Notes:
371,000	B+	6.375% due 7/15/26(a)	392,264
426,000	B+	7.750% due 1/15/27(a)	465,326
		Wesco Distribution Inc, Senior Unsecured Notes:
344,000	BB-	7.125% due 6/15/25(a)	344,000
421,000	BB-	7.250% due 6/15/28(a)	417,817

		Total Electrical Components & Equipment	1,619,407

Electronics - 0.3%
874,000	BB+	Sensata Technologies Inc., Company Guaranteed Notes, 4.375% due 2/15/30(a)	852,722
40,000	BB+	Vishay Intertechnology Inc., Senior Unsecured Notes, 2.250% due 6/15/25	36,744

		Total Electronics	889,466

Energy - Alternate Sources - 0.3%
608,000	B+	Enviva Partners LP/Enviva Partners Finance Corp., Company Guaranteed Notes, 6.500% due 1/15/26(a)	644,480
243,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.000% due 1/31/28(a)	259,358

		Total Energy - Alternate Sources	903,838

Engineering & Construction - 0.7%
1,050,000	B	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(a)	1,127,238
640,000	BB	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	653,478

		Total Engineering & Construction	1,780,716

Entertainment - 1.9%
460,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	350,679
204,000	CCC+	AMC Entertainment Holdings Inc., Senior Secured Notes, 10.500% due 4/15/25(a)	180,540
550,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	583,630
319,000	CCC+	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	284,907
115,000	BB-	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	100,408
402,000	B-	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	411,505
570,000	CCC+	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	556,403
		Live Nation Entertainment Inc.:
276,000	B	Company Guaranteed Notes, 4.750% due 10/15/27(a)	256,629
10,000	NR	Senior Unsecured Notes, 2.000% due 2/15/25(a)	8,385
248,000	B	Merlin Entertainments Ltd., Company Guaranteed Notes, 5.750% due 6/15/26(a)	239,057
110,000	CCC	Mohegan Gaming & Entertainment, Company Guaranteed Notes, 7.875% due 10/15/24(a)	77,676
		Scientific Games International Inc.:
50,000	B-	Company Guaranteed Notes, 7.000% due 5/15/28(a)	44,116
630,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	591,208
380,000	BB+	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	320,387

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Entertainment - 1.9% - (continued)
$ 390,000	BB-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	$414,303
32,000	BB	Vail Resorts Inc., Company Guaranteed Notes, 6.250% due 5/15/25(a)	33,760
600,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	626,250

		Total Entertainment	5,079,843

Environmental Control - 1.3%
		Clean Harbors Inc., Company Guaranteed Notes:
123,000	BB+	4.875% due 7/15/27(a)	127,590
189,000	BB+	5.125% due 7/15/29(a)	199,195
		Covanta Holding Corp., Senior Unsecured Notes:
925,000	B-	5.875% due 3/1/24	930,684
460,000	B-	5.875% due 7/1/25	456,023
		GFL Environmental Inc.:
		Senior Secured Notes:
717,000	BB-	4.250% due 6/1/25(a)	727,755
20,000	BB-	5.125% due 12/15/26(a)	20,862
		Senior Unsecured Notes:
315,000	B-	7.000% due 6/1/26(a)	332,659
352,000	B-	8.500% due 5/1/27(a)	386,695
249,000	B	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	246,865

		Total Environmental Control	3,428,328

Food - 2.3%
		Albertsons Cos. LLC/Safeway Inc./New Albertsons LP/Albertson’s LLC, Company Guaranteed Notes:
438,000	BB-	5.875% due 2/15/28(a)	469,836
39,000	BB-	4.875% due 2/15/30(a)	40,536
275,000	BB-	Ingles Markets Inc., Senior Unsecured Notes, 5.750% due 6/15/23	277,581
172,000	BB	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Unsecured Notes, 5.500% due 1/15/30(a)	178,848
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
219,000	BB+	3.875% due 5/15/27(a)	230,249
779,000	BB+	4.250% due 3/1/31(a)	829,077
60,000	BB+	5.000% due 6/4/42	61,894
60,000	BB+	5.200% due 7/15/45	61,796
1,289,000	BB+	4.375% due 6/1/46	1,220,877
749,000	BB+	5.500% due 6/1/50(a)	785,212
160,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	163,896
		Lamb Weston Holdings Inc., Company Guaranteed Notes:
290,000	BB+	4.875% due 11/1/26(a)	300,821
130,000	BB+	4.875% due 5/15/28(a)	136,461
700,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.000% due 8/15/26(a)	717,678
600,000	B-	Simmons Foods Inc., Secured Notes, 5.750% due 11/1/24(a)	562,563
310,000	BB-	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	300,733

		Total Food	6,338,058

Forest Products & Paper - 0.2%
		Mercer International Inc., Senior Unsecured Notes:
75,000	B+	6.500% due 2/1/24	72,086
320,000	B+	7.375% due 1/15/25	314,767
60,000	B+	5.500% due 1/15/26	54,489

		Total Forest Products & Paper	441,342

Gas - 0.2%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
320,000	Ba3(b)	5.625% due 5/20/24	335,395
330,000	Ba3(b)	5.500% due 5/20/25	344,228

		Total Gas	679,623

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Hand/Machine Tools - 0.0%
		Colfax Corp., Company Guaranteed Notes:
$ 19,000	BB+	6.000% due 2/15/24(a)	$19,810
32,000	BB+	6.375% due 2/15/26(a)	33,570

		Total Hand/Machine Tools	53,380

Healthcare - Products - 0.3%
354,000	B-	Avantor Inc., Senior Unsecured Notes, 9.000% due 10/1/25(a)	383,242
140,000	CC	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	108,292
		Teleflex Inc., Company Guaranteed Notes:
315,000	BB	4.625% due 11/15/27	329,233
39,000	BB	4.250% due 6/1/28(a)	40,268

		Total Healthcare - Products	861,035

Healthcare - Services - 6.1%
450,000	B-	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 6.500% due 3/1/24	456,562
100,000	CCC	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	64,365
300,000	CCC	BCPE Cycle Merger Sub II Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	313,068
		Catalent Pharma Solutions Inc., Company Guaranteed Notes:
330,000	B+	4.875% due 1/15/26(a)	338,600
26,000	B+	5.000% due 7/15/27(a)	26,710
		Centene Corp., Senior Unsecured Notes:
750,000	BBB-	4.750% due 5/15/22	761,081
30,000	BBB-	4.750% due 1/15/25	31,053
544,000	BBB-	5.250% due 4/1/25(a)	562,529
465,000	BBB-	5.375% due 6/1/26(a)	492,812
76,000	BBB-	5.375% due 8/15/26(a)	80,644
68,000	BBB-	4.250% due 12/15/27	71,192
1,412,000	BBB-	4.625% due 12/15/29	1,526,527
711,000	BBB-	3.375% due 2/15/30	721,000
		Charles River Laboratories International Inc., Company Guaranteed Notes:
290,000	BB	5.500% due 4/1/26(a)	303,892
19,000	BB	4.250% due 5/1/28(a)	19,204
		CHS/Community Health Systems Inc., Senior Secured Notes:
640,000	B-	6.625% due 2/15/25(a)	619,600
400,000	B-	8.000% due 3/15/26(a)	391,686
190,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	195,344
		Encompass Health Corp., Company Guaranteed Notes:
250,000	B+	4.500% due 2/1/28	254,954
100,000	B+	4.750% due 2/1/30	101,689
		HCA Inc.:
		Company Guaranteed Notes:
775,000	BB-	5.375% due 2/1/25	852,729
280,000	BB-	5.375% due 9/1/26	310,283
325,000	BB-	5.625% due 9/1/28	373,282
385,000	BB-	5.875% due 2/1/29	447,203
1,297,000	BB-	3.500% due 9/1/30	1,279,710
80,000	BB-	7.500% due 11/6/33	93,885
140,000	BB-	7.500% due 11/15/95	160,201
25,000	BBB-	Senior Secured Notes, 5.000% due 3/15/24	27,553
450,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(a)	470,432
		LifePoint Health Inc., Senior Secured Notes:
203,000	B	6.750% due 4/15/25(a)	214,673
523,000	B	4.375% due 2/15/27(a)	506,329
276,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 4.375% due 6/15/28(a)	279,450
370,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(e)	325,136

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Healthcare - Services - 6.1% - (continued)
$ 850,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	$820,781
538,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	584,082
		Tenet Healthcare Corp.:
		Senior Secured Notes:
10,000	B1(b)	4.625% due 9/1/24(a)	10,142
710,000	BB-	7.500% due 4/1/25(a)	777,450
542,000	BB-	4.875% due 1/1/26(a)	557,867
62,000	BB-	5.125% due 11/1/27(a)	64,267
		Senior Unsecured Notes:
460,000	CCC+	8.125% due 4/1/22	481,723
420,000	CCC+	6.750% due 6/15/23	441,044

		Total Healthcare - Services	16,410,734

Home Builders - 1.3%
19,000	BB-	Brookfield Residential Properties Inc./Brookfield Residential US Corp., Company Guaranteed Notes, 4.875% due 2/15/30(a)	16,174
660,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	667,356
		Forestar Group Inc., Company Guaranteed Notes:
180,000	B+	8.000% due 4/15/24(a)	186,506
80,000	B+	5.000% due 3/1/28(a)	76,188
250,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	252,765
		Lennar Corp., Company Guaranteed Notes:
50,000	BB+	4.500% due 4/30/24	52,380
30,000	BB+	5.875% due 11/15/24	32,584
830,000	BB+	4.750% due 11/29/27	906,621
167,000	BB-	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	154,162
153,000	BB-	Shea Homes LP/Shea Homes Funding Corp., Senior Unsecured Notes, 4.750% due 2/15/28(a)	142,649
		Taylor Morrison Communities Inc., Company Guaranteed Notes:
250,000	BB	6.000% due 9/1/23(a)	251,328
410,000	BB	5.875% due 1/31/25(a)	417,048
233,000	BB	5.875% due 6/15/27(a)	230,764
191,000	BB	5.750% due 1/15/28(a)	188,815

		Total Home Builders	3,575,340

Household Products/Wares - 0.6%
		Central Garden & Pet Co., Company Guaranteed Notes:
165,000	BB	6.125% due 11/15/23	169,314
10,000	BB	5.125% due 2/1/28	10,264
		Spectrum Brands Inc., Company Guaranteed Notes:
925,000	B	5.750% due 7/15/25	954,873
375,000	B	5.000% due 10/1/29(a)	367,429

		Total Household Products/Wares	1,501,880

Housewares - 0.2%
468,000	BB+	Newell Brands Inc., Senior Unsecured Notes, 4.875% due 6/1/25	486,626

Insurance - 1.1%
350,000	CCC+	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	357,789
474,000	B-	AmWINS Group Inc., Company Guaranteed Notes, 7.750% due 7/1/26(a)	510,242
610,000	BB+	Fidelity & Guaranty Life Holdings Inc., Company Guaranteed Notes, 5.500% due 5/1/25(a)	654,600
318,000	CCC+	GTCR AP Finance Inc., Senior Unsecured Notes, 8.000% due 5/15/27(a)	317,542
669,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	689,221
514,000	CCC+	USI Inc., Senior Unsecured Notes, 6.875% due 5/1/25(a)	528,240

		Total Insurance	3,057,634

Internet - 2.2%
400,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	413,406
248,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	230,711

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Internet - 2.2% - (continued)
		Expedia Group Inc., Company Guaranteed Notes:
$ 204,000	BBB-	6.250% due 5/1/25(a)	$218,296
40,000	BBB-	7.000% due 5/1/25(a)	42,867
401,000	BB-	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	422,479
		Match Group Inc., Senior Unsecured Notes:
150,000	BB	5.000% due 12/15/27(a)	157,503
610,000	BB	4.625% due 6/1/28(a)	629,825
		Netflix Inc., Senior Unsecured Notes:
60,000	BB-	4.375% due 11/15/26	63,836
1,300,000	BB-	5.875% due 11/15/28	1,482,240
1,520,000	BB-	6.375% due 5/15/29	1,785,719
130,000	BB-	4.875% due 6/15/30(a)	140,649
310,000	BB+	Twitter Inc., Senior Unsecured Notes, 3.875% due 12/15/27(a)	309,806

		Total Internet	5,897,337

Investment Companies - 0.4%
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
184,000	BB+	6.250% due 2/1/22	185,329
531,000	BB+	6.250% due 5/15/26	535,004
260,000	BB+	5.250% due 5/15/27	248,463

		Total Investment Companies	968,796

Iron/Steel - 0.5%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	31,278
		Allegheny Technologies Inc., Senior Unsecured Notes:
470,000	B	7.875% due 8/15/23	433,483
58,000	B	5.875% due 12/1/27	47,995
		Cleveland-Cliffs Inc., Senior Secured Notes:
198,000	B	9.875% due 10/17/25(a)	204,898
402,000	B	6.750% due 3/15/26(a)	366,763
261,000	Ba3(b)	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(a)	226,913

		Total Iron/Steel	1,311,330

Leisure Time - 0.9%
88,000	BBB-	Carnival Corp., Senior Secured Notes, 11.500% due 4/1/23(a)	93,918
		NCL Corp., Ltd.:
390,000	BB	Senior Secured Notes, 12.250% due 5/15/24(a)	420,225
350,000	B+	Senior Unsecured Notes, 3.625% due 12/15/24(a)	211,094
330,000	B+	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	355,987
		Viking Cruises Ltd.:
305,000	B-	Company Guaranteed Notes, 5.875% due 9/15/27(a)	183,819
640,000	B-	Senior Secured Notes, 13.000% due 5/15/25(a)	694,400
695,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	571,766

		Total Leisure Time	2,531,209

Lodging - 1.0%
		Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
200,000	BB	5.375% due 5/1/25(a)	205,540
200,000	BB	5.125% due 5/1/26	201,288
590,000	BB	5.750% due 5/1/28(a)	612,125
30,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.625% due 4/1/25	29,884
650,000	BB	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	644,150
		MGM Resorts International, Company Guaranteed Notes:
375,000	BB-	7.750% due 3/15/22	391,153
140,000	BB-	5.750% due 6/15/25	140,086
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	36,546
88,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	81,758

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Lodging - 1.0% - (continued)
$ 230,000	B+	Wynn Macau Ltd., Senior Unsecured Notes, 5.125% due 12/15/29(a)	$227,269

		Total Lodging	2,569,799

Machinery - Construction & Mining - 0.2%
460,000	BB-	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	474,462

Machinery - Diversified - 0.2%
490,000	BB+	Clark Equipment Co., Senior Secured Notes, 5.875% due 6/1/25(a)	507,762
13,000	B-	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	10,938

		Total Machinery - Diversified	518,700

Media - 8.5%
750,000	B	Altice Financing SA, Senior Secured Notes, 7.500% due 5/15/26(a)	791,389
80,000	NR	American Media LLC, Secured Notes, 10.500% due 12/31/26(a)	85,837
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
455,000	BB	5.875% due 4/1/24(a)	470,404
40,000	BB	5.750% due 2/15/26(a)	41,800
110,000	BB	5.125% due 5/1/27(a)	115,757
524,000	BB	5.375% due 6/1/29(a)	565,823
1,038,000	BB	4.750% due 3/1/30(a)	1,087,113
2,651,000	BB	4.500% due 8/15/30(a)	2,756,629
1,409,000	BB	4.500% due 5/1/32(a)	1,458,533
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
60,000	BBB-	4.908% due 7/23/25	68,649
190,000	BBB-	5.750% due 4/1/48	234,179
199,000	B+	Clear Channel Worldwide Holdings Inc., Senior Secured Notes, 5.125% due 8/15/27(a)	199,461
		CSC Holdings LLC:
		Company Guaranteed Notes:
1,430,000	BB	5.375% due 2/1/28(a)	1,524,423
200,000	BB	6.500% due 2/1/29(a)	221,261
		Senior Unsecured Notes:
300,000	B	6.750% due 11/15/21	316,903
825,000	B	5.875% due 9/15/22	871,633
1,450,000	B	5.750% due 1/15/30(a)	1,524,769
589,000	BB	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(a)	469,633
		DISH DBS Corp., Company Guaranteed Notes:
95,000	B-	6.750% due 6/1/21	97,116
2,192,000	B-	7.750% due 7/1/26	2,279,274
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	43,219
15,000	CCC+	3.375% due 8/15/26	13,255
		iHeartCommunications Inc.:
30,471	CCC+	Company Guaranteed Notes, 8.375% due 5/1/27	28,561
		Senior Secured Notes:
3,854	B+	6.375% due 5/1/26	4,055
840,000	B+	5.250% due 8/15/27(a)	824,893
227,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	233,201
170,000	B-	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	161,894
319,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.500% due 3/1/30(a)	292,623
		Sirius XM Radio Inc., Company Guaranteed Notes:
206,000	BB	4.625% due 7/15/24(a)	211,460
1,208,000	BB	5.000% due 8/1/27(a)	1,265,157
		TEGNA Inc., Company Guaranteed Notes:
97,000	BB-	4.625% due 3/15/28(a)	92,377
223,000	BB-	5.000% due 9/15/29(a)	210,526
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	200,711
100,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	146,252

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Media - 8.5% - (continued)
		Univision Communications Inc., Senior Secured Notes:
$ 380,000	B	5.125% due 2/15/25(a)	$364,471
300,000	B	9.500% due 5/1/25(a)	322,500
550,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	532,227
		Virgin Media Secured Finance PLC, Senior Secured Notes:
400,000	BB-	5.500% due 8/15/26(a)	418,162
1,560,000	BB-	5.500% due 5/15/29(a)	1,641,611
250,000	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	256,836
585,000	B+	Ziggo BV, Senior Secured Notes, 5.500% due 1/15/27(a)	616,675

		Total Media	23,061,252

Metal Fabricate/Hardware - 0.0%
29,000	CCC	Hillman Group Inc. (The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	26,223
49,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	38,045

		Total Metal Fabricate/Hardware	64,268

Mining - 3.2%
330,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	322,636
491,000	B+	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	479,032
213,000	B+	Compass Minerals International Inc., Company Guaranteed Notes, 6.750% due 12/1/27(a)	224,456
500,000	B	Constellium SE, Company Guaranteed Notes, 5.875% due 2/15/26(a)	506,523
489,000	B	Eldorado Gold Corp., Secured Notes, 9.500% due 6/1/24(a)	523,003
		First Quantum Minerals Ltd., Company Guaranteed Notes:
800,000	CCC+	7.250% due 4/1/23(a)	741,844
725,000	CCC+	7.500% due 4/1/25(a)	659,826
200,000	CCC+	6.875% due 3/1/26(a)	178,838
2,527,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	2,505,622
470,000	B	Hudbay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	428,497
390,000	B	HudBay Minerals Inc., Company Guaranteed Notes, 7.250% due 1/15/23(a)	370,248
		New Gold Inc., Company Guaranteed Notes:
26,000	B	6.250% due 11/15/22(a)	26,166
468,000	B	6.375% due 5/15/25(a)	456,836
130,000	WR(b)	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	1,462
		Novelis Corp., Company Guaranteed Notes:
350,000	B+	5.875% due 9/30/26(a)	359,483
247,000	B+	4.750% due 1/30/30(a)	235,847
500,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.250% due 7/15/41	505,893

		Total Mining	8,526,212

Miscellaneous Manufacturers - 0.0%
79,000	CCC+	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	65,619

Office/Business Equipment - 0.1%
300,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 4.250% due 4/1/28	305,193

Oil & Gas - 6.2%
821,000	BBB-	Aker BP ASA, Senior Unsecured Notes, 5.875% due 3/31/25(a)	822,294
		Apache Corp., Senior Unsecured Notes:
16,000	BB+	3.625% due 2/1/21	15,763
50,000	BB+	3.250% due 4/15/22	47,920
154,000	BB+	4.375% due 10/15/28	136,852
376,000	BB+	4.250% due 1/15/30	332,006
80,000	BB+	5.100% due 9/1/40	64,323
340,000	BB+	4.250% due 1/15/44	249,783
82,000	CCC+	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 7.000% due 11/1/26(a)	55,808
783,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	592,293
		Cenovus Energy Inc., Senior Unsecured Notes:
250,000	BBB-	3.000% due 8/15/22	237,689

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Oil & Gas - 6.2% - (continued)
$ 164,000	BBB-	3.800% due 9/15/23	$156,351
570,000	BBB-	6.750% due 11/15/39	510,793
164,000	BBB-	5.400% due 6/15/47	128,343
		Centennial Resource Production LLC, Company Guaranteed Notes:
520,000	CCC+	5.375% due 1/15/26(a)	246,251
69,000	CCC+	6.875% due 4/1/27(a)	33,265
40,000	Caa2(b)	Comstock Resources Inc., Company Guaranteed Notes, 7.500% due 5/15/25(a)	35,900
		Continental Resources Inc., Company Guaranteed Notes:
110,000	BB+	3.800% due 6/1/24	96,250
830,000	BB+	4.375% due 1/15/28	703,176
716,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	685,130
398,000	BB-	CVR Energy Inc., Company Guaranteed Notes, 5.750% due 2/15/28(a)	354,966
1,228,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	1,201,678
37,000	WR(b)	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(a)(f)	5,180
		EQT Corp., Senior Unsecured Notes:
783,000	BB-	6.125% due 2/1/25	802,728
100,000	BB-	7.000% due 2/1/30	106,312
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
66,000	C(b)	7.375% due 5/15/24(a)	4,201
77,000	C(b)	5.625% due 2/1/26(a)	4,894
60,000	B-	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	38,400
82,000	BB-	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	70,402
121,000	BB	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26	121,874
		Laredo Petroleum Inc., Company Guaranteed Notes:
15,000	B-	9.500% due 1/15/25	10,523
23,000	B-	10.125% due 1/15/28	15,829
90,000	B	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	67,216
		MEG Energy Corp.:
24,000	B-	Company Guaranteed Notes, 7.000% due 3/31/24(a)	23,163
690,000	B-	Senior Unsecured Notes, 7.125% due 2/1/27(a)	630,484
650,000	B	Montage Resources Corp., Company Guaranteed Notes, 8.875% due 7/15/23	561,025
		Nabors Industries Ltd., Company Guaranteed Notes:
22,000	CCC+	7.250% due 1/15/26(a)	12,609
24,000	CCC+	7.500% due 1/15/28(a)	13,275
750,000	BB-	Neptune Energy Bondsco PLC, Senior Unsecured Notes, 6.625% due 5/15/25(a)	658,601
		Oasis Petroleum Inc., Company Guaranteed Notes:
60,000	CCC+	6.875% due 3/15/22	11,137
87,000	CCC+	6.875% due 1/15/23	14,953
		Occidental Petroleum Corp., Senior Unsecured Notes:
48,000	BB+	2.600% due 8/13/21	46,464
3,000	BB+	3.125% due 2/15/22	2,819
45,000	BB+	2.600% due 4/15/22	41,400
10,000	BB+	1.842% (3-Month USD-LIBOR + 1.450%) due 8/15/22(c)	8,754
44,000	BB+	2.700% due 8/15/22	40,700
50,000	BB+	6.950% due 7/1/24	45,515
40,000	BB+	3.450% due 7/15/24	31,500
241,000	BB+	2.900% due 8/15/24	192,800
21,000	BB+	3.500% due 8/15/29	14,385
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
455,000	BB	5.250% due 8/15/25(a)	441,871
430,000	BB	5.625% due 10/15/27(a)	422,395
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
93,000	BB	7.250% due 6/15/25	85,632

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Oil & Gas - 6.2% - (continued)
$ 266,000	BB	6.000% due 2/15/28(a)	$224,269
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	43,407
20,000	BB-	5.750% due 2/1/29	20,115
		Precision Drilling Corp., Company Guaranteed Notes:
5,000	B	7.750% due 12/15/23	2,724
255,000	B	7.125% due 1/15/26(a)	128,408
		Range Resources Corp., Company Guaranteed Notes:
60,000	B+	5.000% due 3/15/23	54,462
500,000	B+	4.875% due 5/15/25	419,687
30,000	B+	9.250% due 2/1/26(a)	28,130
1,004,000	BB-	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	833,937
166,000	CCC+	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	73,972
		SM Energy Co., Senior Unsecured Notes:
2,000	CC	5.000% due 1/15/24	1,087
718,000	CC	5.625% due 6/1/25	375,977
160,000	CC	6.750% due 9/15/26	82,170
20,000	CC	6.625% due 1/15/27	9,958
598,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26.	603,119
450,000	B+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	441,457
		Transocean Inc., Company Guaranteed Notes:
54,000	CCC+	7.250% due 11/1/25(a)	30,510
64,000	CCC+	7.500% due 1/15/26(a)	35,200
338,175	B-	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	322,957
170,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	169,119
		WPX Energy Inc., Senior Unsecured Notes:
560,000	BB-	8.250% due 8/1/23	599,841
600,000	BB-	5.250% due 9/15/24	597,369
354,000	BB-	5.250% due 10/15/27	343,315

		Total Oil & Gas	16,695,065

Oil & Gas Services - 0.1%
153,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	145,637
25,000	CCC+	Nine Energy Service Inc., Company Guaranteed Notes, 8.750% due 11/1/23(a)	9,617

		Total Oil & Gas Services	155,254

Packaging & Containers - 2.6%
1,047,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(e)	1,036,724
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
1,200,000	B	Company Guaranteed Notes, 6.000% due 2/15/25(a)	1,238,640
260,000	BB	Senior Secured Notes, 4.125% due 8/15/26(a)	261,507
780,000	B	Senior Unsecured Notes, 5.250% due 8/15/27(a)	770,106
		Berry Global Inc., Secured Notes:
325,000	BB	5.125% due 7/15/23	329,262
19,000	BB	4.500% due 2/15/26(a)	19,145
310,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	315,619
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	25,714
660,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	688,175
370,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	371,075
550,000	BB-	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	552,648
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	42,746
25,000	B-	8.375% due 4/15/27	26,839
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
505,000	B-	Company Guaranteed Notes, 7.000% due 7/15/24(a)	508,866

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Packaging & Containers - 2.6% - (continued)
$ 250,000	B+	Senior Secured Notes, 5.125% due 7/15/23(a)	$253,776
500,000	BB	Silgan Holdings Inc., Senior Unsecured Notes, 4.750% due 3/15/25	513,072

		Total Packaging & Containers	6,953,914

Pharmaceuticals - 3.4%
350,000	BBB+	AbbVie Inc., Senior Unsecured Notes, 3.200% due 11/21/29(a)	379,706
		Bausch Health Americas Inc., Company Guaranteed Notes:
260,000	B	9.250% due 4/1/26(a)	289,298
467,000	B	8.500% due 1/31/27(a)	511,442
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:.
10,000	B	5.500% due 3/1/23(a)	10,066
35,000	B	6.125% due 4/15/25(a)	35,609
1,050,000	B	9.000% due 12/15/25(a)	1,154,365
121,000	B	7.000% due 1/15/28(a)	127,406
389,000	B	5.000% due 1/30/28(a)	377,079
1,252,000	B	6.250% due 2/15/29(a)	1,289,435
720,000	B	7.250% due 5/30/29(a)	777,823
429,000	B	5.250% due 1/30/30(a)	423,906
		Senior Secured Notes:
1,157,000	BB	5.500% due 11/1/25(a)	1,198,218
117,000	BB	5.750% due 8/15/27(a)	125,484
200,000	A+	Bristol-Myers Squibb Co., Senior Unsecured Notes, 3.400% due 7/26/29(a)	229,709
		Cigna Corp.:
210,000	A-	Company Guaranteed Notes, 4.375% due 10/15/28	247,002
140,000	A-	Senior Unsecured Notes, 2.400% due 3/15/30	144,820
196,000	BB-	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	199,185
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	59,644
320,000	B+	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	326,991
80,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	76,778
1,000,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 7.125% due 1/31/25(a)	1,075,105

		Total Pharmaceuticals	9,059,071

Pipelines - 3.0%
		Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes:
40,000	B-	5.375% due 9/15/24	33,525
339,000	B-	5.750% due 3/1/27(a)	268,032
		Blue Racer Midstream LLC/Blue Racer Finance Corp.:
1,530,000	B	Company Guaranteed Notes, 6.125% due 11/15/22(a)	1,496,608
80,000	B	Senior Unsecured Notes, 6.625% due 7/15/26(a)	71,685
		Buckeye Partners LP, Senior Unsecured Notes:
189,000	BB	4.125% due 3/1/25(a)	186,047
309,000	BB	4.500% due 3/1/28(a)	299,923
619,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 7.000% due 6/30/24	689,335
40,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	24,771
		Cheniere Energy Partners LP:
254,000	BB	Company Guaranteed Notes, 4.500% due 10/1/29(a)	248,873
344,000	BB	Senior Secured Notes, 5.250% due 10/1/25	349,810
		DCP Midstream Operating LP, Company Guaranteed Notes:
120,000	BB+	6.450% due 11/3/36(a)	98,916
550,000	BB+	6.750% due 9/15/37(a)	453,362
36,000	BB+	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	27,976
		EQM Midstream Partners LP, Senior Unsecured Notes:
300,000	BB-	4.000% due 8/1/24	286,220
340,000	BB-	5.500% due 7/15/28	315,025

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Pipelines - 3.0% - (continued)
$ 250,000	BB-	6.500% due 7/15/48	$215,391
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	96,215
375,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(c)(d)	269,308
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
23,000	BB	6.500% due 7/15/27	24,076
260,000	BB	5.000% due 1/15/28	252,955
423,000	BB	6.875% due 1/15/29	453,001
370,000	BBB	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30(a)	394,786
		Western Midstream Operating LP, Senior Unsecured Notes:
360,000	BB+	4.000% due 7/1/22	355,723
640,000	BB+	3.100% due 2/1/25	598,797
250,000	BB+	3.950% due 6/1/25	233,675
26,000	BB+	4.500% due 3/1/28	23,782
124,000	BB+	4.750% due 8/15/28	112,840
199,000	BB+	4.050% due 2/1/30	179,538

		Total Pipelines	8,060,195

Real Estate - 0.5%
934,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	918,416
331,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	312,171

		Total Real Estate	1,230,587

Real Estate Investment Trusts (REITs) - 2.9%
250,000	BB+	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 5.750% due 5/15/26(a)	190,585
		CoreCivic Inc., Company Guaranteed Notes:
380,000	BB	5.000% due 10/15/22	373,736
280,000	BB	4.625% due 5/1/23	272,475
390,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	401,172
680,000	BB+	Diversified Healthcare Trust, Company Guaranteed Notes, 9.750% due 6/15/25	693,600
		ESH Hospitality Inc., Company Guaranteed Notes:
320,000	BB-	5.250% due 5/1/25(a)	312,034
409,000	BB-	4.625% due 10/1/27(a)	387,963
		GEO Group Inc. (The), Company Guaranteed Notes:
470,000	B+	5.875% due 10/15/24	390,638
780,000	B+	6.000% due 4/15/26	610,861
368,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	380,765
310,000	B+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	259,819
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes:
180,000	BB-	5.625% due 5/1/24	187,669
380,000	BB-	4.500% due 9/1/26	375,316
273,000	BB-	5.750% due 2/1/27	286,777
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
700,000	BBB-	5.000% due 10/15/27	725,833
60,000	BBB-	4.625% due 8/1/29	59,541
216,000	B+	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.000% due 4/15/23	200,587
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
513,000	BB	4.250% due 12/1/26(a)	509,406
1,270,000	BB	4.625% due 12/1/29(a)	1,269,968

		Total Real Estate Investment Trusts (REITs)	7,888,745

Retail - 3.2%
		1011778 BC ULC/New Red Finance Inc.:
682,000	B+	Secured Notes, 5.000% due 10/15/25(a)	691,067
		Senior Secured Notes:
650,000	BB+	4.250% due 5/15/24(a)	659,225
534,000	BB+	5.750% due 4/15/25(a)	568,550

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Retail - 3.2% - (continued)
$ 280,000	BB+	3.875% due 1/15/28(a)	$276,513
		Asbury Automotive Group Inc., Company Guaranteed Notes:
7,000	BB	4.500% due 3/1/28(a)	6,654
134,000	BB	4.750% due 3/1/30(a)	129,059
60,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	53,919
266,000	BB+	Burlington Coat Factory Warehouse Corp., Senior Secured Notes, 6.250% due 4/15/25(a)	275,975
322,000	CCC	Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(a)	345,345
370,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	372,351
		Golden Nugget Inc.:
110,000	CCC	Company Guaranteed Notes, 8.750% due 10/1/25(a)	72,943
481,000	CCC	Senior Unsecured Notes, 6.750% due 10/15/24(a)	389,906
546,000	B	IRB Holding Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	567,840
		L Brands Inc.:
		Company Guaranteed Notes:.
690,000	B+	5.250% due 2/1/28	585,510
51,000	B+	6.875% due 11/1/35	42,443
19,000	B+	6.750% due 7/1/36	15,898
10,000	B-	Senior Unsecured Notes, 7.600% due 7/15/37	6,755
140,000	BB-	Macy’s Inc., Senior Secured Notes, 8.375% due 6/15/25(a)	141,750
320,000	CCC+	Michaels Stores Inc., Company Guaranteed Notes, 8.000% due 7/15/27(a)	258,341
		Murphy Oil USA Inc., Company Guaranteed Notes:
440,000	BB+	5.625% due 5/1/27	460,266
27,000	BB+	4.750% due 9/15/29	27,810
310,000	BBB-	Nordstrom Inc., Senior Secured Notes, 8.750% due 5/15/25(a)	333,123
80,000	CCC-	Party City Holdings Inc., Company Guaranteed Notes, 6.625% due 8/1/26(a)	13,100
950,000	CCC+	PetSmart Inc., Company Guaranteed Notes, 8.875% due 6/1/25(a)	945,844
537,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	542,985
		Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes:
400,000	B	5.500% due 11/1/23	386,250
270,000	B	5.625% due 12/1/25	263,953
261,000	B+	Yum! Brands Inc., Senior Unsecured Notes, 7.750% due 4/1/25(a)	289,058

		Total Retail	8,722,433

Semiconductors - 0.6%
460,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	487,515
		Entegris Inc., Company Guaranteed Notes:
305,000	BB	4.625% due 2/10/26(a)	311,728
460,000	BB	4.375% due 4/15/28(a)	472,429
410,000	Ba2(b)	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25(a)	413,011

		Total Semiconductors	1,684,683

Software - 1.5%
		CDK Global Inc., Senior Unsecured Notes:
620,000	BB+	5.875% due 6/15/26	653,985
70,000	BB+	4.875% due 6/1/27	72,829
222,000	BB+	5.250% due 5/15/29(a)	226,787
383,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Company Guaranteed Notes, 5.750% due 3/1/25(a)	383,644
380,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	373,785
290,000	BB+	Fair Isaac Corp., Senior Unsecured Notes, 4.000% due 6/15/28(a)	291,994
765,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	798,549
587,000	BB	Open Text Corp., Company Guaranteed Notes, 3.875% due 2/15/28(a)	581,039
362,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 2/15/30(a)	358,324
		PTC Inc., Company Guaranteed Notes:
19,000	BB-	3.625% due 2/15/25(a)	19,154
119,000	BB-	4.000% due 2/15/28(a)	119,372

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Software - 1.5% - (continued)
$ 89,000	CCC-	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	$53,400
20,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	21,053

		Total Software	3,953,915

Telecommunications - 7.2%
		Altice France Holding SA:
350,000	CCC+	Company Guaranteed Notes, 6.000% due 2/15/28(a)	343,000
700,000	CCC+	Senior Secured Notes, 10.500% due 5/15/27(a)	778,750
		Altice France SA, Senior Secured Notes:
2,680,000	B	7.375% due 5/1/26(a)	2,826,904
600,000	B	8.125% due 2/1/27(a)	661,386
		CenturyLink Inc.:
590,000	BBB-	Senior Secured Notes, 4.000% due 2/15/27(a)	590,192
		Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	51,531
445,000	B+	6.750% due 12/1/23	484,265
620,000	B-	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	647,785
		CommScope Technologies LLC, Company Guaranteed Notes:
590,000	B-	6.000% due 6/15/25(a)	575,454
40,000	B-	5.000% due 3/15/27(a)	36,726
550,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	534,361
470,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	492,095
		Intelsat Jackson Holdings SA:
176,000	D	Company Guaranteed Notes, 8.500% due 10/15/24(a)(f)	100,778
550,000	D	Senior Secured Notes, 8.000% due 2/15/24(a)(f)(g)	556,933
		Level 3 Financing Inc., Company Guaranteed Notes:
430,000	BB	5.125% due 5/1/23	430,583
165,000	BB	5.375% due 1/15/24	167,664
420,000	BB	5.250% due 3/15/26	435,672
		Sprint Capital Corp., Company Guaranteed Notes:
592,000	BB	6.875% due 11/15/28	732,490
2,315,000	BB	8.750% due 3/15/32	3,344,052
		Sprint Communications Inc., Senior Unsecured Notes:
160,000	BB	11.500% due 11/15/21	179,084
15,000	BB	6.000% due 11/15/22	15,971
		Sprint Corp., Company Guaranteed Notes:
1,000,000	BB	7.250% due 9/15/21	1,050,325
200,000	BB	7.875% due 9/15/23	227,521
280,000	BB	7.625% due 3/1/26	335,248
1,165,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	1,223,768
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
1,610,000	BB	6.500% due 1/15/26	1,702,760
45,000	BB	4.500% due 2/1/26	46,358
60,000	BB	4.750% due 2/1/28	63,890
200,000	BBB-	Senior Secured Notes, 4.500% due 4/15/50(a)	226,902
258,000	BB+	ViaSat Inc., Senior Secured Notes, 5.625% due 4/15/27(a)	259,887
10,000	NR	Vonage Holdings Corp., Senior Unsecured Notes, 1.750% due 6/1/24(a)	9,590
300,000	CCC+	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	296,954

		Total Telecommunications	19,428,879

Transportation - 1.1%
179,000	NR	Air Transport Services Group Inc., Senior Unsecured Notes, 1.125% due 10/15/24	169,298
401,000	B+	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	401,808
110,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	68,510

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.1% - (continued)
Transportation - 1.1% - (continued)
$ 560,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	$560,641
90,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	88,562
		XPO Logistics Inc., Company Guaranteed Notes:
430,000	BB-	6.125% due 9/1/23(a)	436,495
1,173,000	BB-	6.250% due 5/1/25(a)	1,227,076

		Total Transportation	2,952,390

Trucking & Leasing - 0.1%
440,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	368,771

		TOTAL CORPORATE BONDS & NOTES (Cost - $230,116,061)	234,824,669

SENIOR LOANS - 5.2%
250,000	NR	ACProducts Inc., (Restricted, cost - $237,375, acquired 4/17/20), 7.500% (3-Month USD-LIBOR + 6.500%) due 8/18/25(h)	238,334
60,000	NR	Acrisure LLC, (Restricted, cost - $59,857, acquired 1/31/20), 3.765% (2-Month USD-LIBOR + 3.500%) due 2/15/27(h)	56,438
647,716	NR	AlixPartners LLP, 2.674% (1-Month USD-LIBOR + 2.500%) due 4/4/24	631,160
30,000	NR	Allen Media LLC, (Restricted, cost - $29,856, acquired 2/6/20), 5.823% (2-Month USD-LIBOR + 5.500%) due 2/10/27(h)	28,713
110,000	NR	Allied Universal Holdco LLC, (Restricted, cost - $105,050, acquired 5/21/20), (1-Month USD-LIBOR + 4.250%) due 7/10/26(h)(i)	106,998
26,591	NR	AmeriLife Holdings LLC, (Restricted, cost - $26,527, acquired 2/6/20), 4.370% (1-Month USD-LIBOR + 4.000%) due 3/18/27(h)	24,597
230,000	NR	Applovin Corp., (Restricted, cost - $222,942, acquired 4/16/20), 3.674% (1-Month USD-LIBOR + 3.500%) due 8/15/25(h)	224,634
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $159,800, acquired 5/21/20) due 3/11/25(h)(i)	162,796
1,315,000	NR	Asurion LLC, 6.674% (1-Month USD-LIBOR + 6.500%) due 8/4/25	1,314,185
250,000	NR	Asurion LLC, (Restricted, cost - $243,470, acquired 4/8/20), 3.174% (1-Month USD-LIBOR + 3.000%) due 8/4/22(h)	246,062
29,700	NR	athenahealth Inc., (Restricted, cost - $29,216, acquired 2/7/19), 5.284% (3-Month USD-LIBOR + 4.500%) due 2/11/26(h)	28,735
320,441	NR	BellRing Brands LLC, 6.000% (1-Month USD-LIBOR + 5.000%) due 10/21/24	320,041
126,750	NR	Big River Steel LLC, 6.450% (3-Month USD-LIBOR + 5.000%) due 8/23/23	116,610
332,318	NR	CEOC LLC, (Restricted, cost - $313,963, acquired 4/8/20), 2.174% (1-Month USD-LIBOR + 2.000%) due 10/7/24(h)	324,426
60,000	NR	Chesapeake Energy Corp., (Restricted, cost - $58,922, acquired 12/9/19), 9.000% (2-Month USD-LIBOR + 8.000%) due 6/24/24(g)(h)	32,500
230,000	NR	Commscope Inc., (Restricted, cost - $220,944, acquired 4/17/20), 3.424% (1-Month USD-LIBOR + 3.250%) due 4/6/26(h)	221,735
59,250	NR	CoreCivic Inc., (Restricted, cost - $56,550, acquired 12/12/19), 5.500% (1-Month USD-LIBOR + 4.500%) due 12/18/24(h)	55,991
330,000	NR	DCert Buyer Inc., (Restricted, cost - $319,675, acquired 4/17/20), (1-Month USD-LIBOR + 4.000%) due 10/16/26(h)(i)	319,998
80,000	NR	Deerfield Dakota Holding, LLC, (Restricted, cost - $78,832, acquired 3/5/20), 9.000% (1-Month USD-LIBOR + 8.000%) due 4/10/28(h)	74,800
360,000	NR	Delta Air Lines Inc., (Restricted, cost - $349,459, acquired 4/27/20), 5.510% (3-Month USD-LIBOR + 4.750%) due 4/29/23(h)	355,950
400,204	NR	EIG Investors Corp., 4.750% (1-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/9/23	390,199
50,596	NR	Envision Healthcare Corp., 3.924% (1-Month USD-LIBOR + 3.750%) due 10/10/25	33,484
40,000	NR	EyeCare Partners LLC, (Restricted, cost - $39,613, acquired 2/18/20), 9.139% (3-Month USD-LIBOR + 8.250%) due 2/18/28(h)	35,000
48,649	NR	EyeCare Partners LLC, (Restricted, cost - $48,590, acquired 2/5/20), 4.822% (3-Month USD-LIBOR + 3.750%) due 2/18/27(h)	45,000
140,000	NR	First Eagle Holdings Inc., (Restricted, cost - $129,150, acquired 5/21/20), (3-Month USD-LIBOR + 2.500%) due 2/1/27(h)(i)	132,387
260,000	NR	Focus Financial Partners, LLC, (Restricted, cost - $246,592, acquired 4/24/20), 2.174% (1-Month USD-LIBOR + 2.000%) due 7/3/24(h)	252,526
480,000	NR	Garda World Security Corp., (Restricted, cost - $457,580, acquired 4/17/20), 4.930% (1-Month USD-LIBOR + 4.750%) due 10/30/26(h)	469,920
79,145	NR	Global Tel*Link Corp., (Restricted, cost - $76,194, acquired 8/16/19), 5.700% (3-Month USD-LIBOR + 4.250%) due 11/29/25(h)	66,843
295,018	NR	Graftech International Ltd., 4.500% (1-Month USD-LIBOR + 3.500%) due 2/12/25	283,217
230,000	NR	Grifols Worldwide Operations Ltd., (Restricted, cost - $225,742, acquired 4/16/20), 2.095% (1-Week USD-LIBOR + 2.000%) due 11/15/27(h)	225,175
293,950	NR	Herbalife Nutrition Ltd., 2.924% (1-Month USD-LIBOR + 2.750%) due 8/18/25	288,438
27,718	NR	Hillman Group Inc., The, 5.072% (3-Month USD-LIBOR + 4.000%) due 5/30/25	26,037
250,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	252,577
500,000	NR	IRB Holding Corp., (Restricted, cost - $447,184, acquired 4/17/20), 3.751% (3-Month USD-LIBOR + 2.750%) due 2/5/25(h)	472,410
250,000	NR	Jaguar Holding Company I LLC , (Restricted, cost - $245,247, acquired 4/8/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 8/18/22(h)	249,314
39,699	NR	Jane Street Group LLC, (Restricted, cost - $39,580, acquired 8/16/19), 3.174% (1-Month USD-LIBOR + 3.000%) due 1/31/25(h)	38,855
200,000	NR	Level 3 Financing Inc., (Restricted, cost - $192,000, acquired 5/22/20), (1-Month USD-LIBOR + 1.750%) due 3/1/27(h)(i)	194,714
81,048	NR	LifePoint Health Inc., (Restricted, cost - $80,889, acquired 2/11/20), 3.924% (1-Month USD-LIBOR + 3.750%) due 11/16/25(h)	77,849
79,395	NR	McAfee LLC, (Restricted, cost - $79,482, acquired 8/16/19), 3.924% (1-Month USD-LIBOR + 3.750%) due 9/30/24(h)	78,403
9,971	NR	Michaels Stores Inc., (Restricted, cost - $9,145, acquired 2/28/20), 3.534% (1-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 1/30/23(h)	8,733
69,815	NR	Mohegan Tribal Gaming Authority, (Restricted, cost - $69,149, acquired 1/10/20), 5.375% (1-Month USD-LIBOR + 4.375%/3-Month USD-LIBOR + 4.375%) due 10/13/23(h)	53,059

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 5.2% - (continued)
		National Mentor Holdings Inc. :
$ 49,841	NR	4.792% (1-Month USD-LIBOR + 4.250%/3-Month USD-LIBOR + 4.250%) due 3/9/26	$48,520
2,037	NR	5.710% (3-Month USD-LIBOR + 4.250%) due 3/9/26	1,983
250,000	NR	Nexstar Broadcasting Inc., (Restricted, cost - $241,407, acquired 4/8/20), 3.120% (1-Month USD-LIBOR + 2.750%) due 9/18/26(h)	241,817
269,000	NR	Nielsen Finance LLC, due 6/6/25(i)	268,775
59,700	NR	Panther BF Aggregator 2 L P, (Restricted, cost - $59,617, acquired 4/3/19), 3.674% (1-Month USD-LIBOR + 3.500%) due 4/30/26(h)	57,051
552,458	NR	PetSmart Inc., (Restricted, cost - $540,218, acquired 4/8/20), 5.000% (3-Month USD-LIBOR + 4.000%) due 3/11/22(h)	544,133
250,000	NR	Phoenix Guarantor Inc. , (Restricted, cost - $232,843, acquired 4/8/20), 3.434% (1-Month USD-LIBOR + 3.250%) due 3/5/26(h)	244,533
650,000	NR	Playtika Holding Corp., 7.072% (3-Month USD-LIBOR + 6.000%) due 12/10/24	651,508
88,425	NR	Ply Gem Midco Inc., (Restricted, cost - $88,201, acquired 3/29/18), 3.948% (1-Month USD-LIBOR + 3.750%) due 4/12/25(h)	84,335
150,000	NR	Prime Security Services Borrower LLC , (Restricted, cost - $143,625, acquired 5/21/20), (1-Month USD-LIBOR + 3.250%) due 9/23/26(h)(i)	146,719
50,000	NR	Radiology Partners Inc., (Restricted, cost - $46,500, acquired 5/21/20), due 7/9/25(h)(i)	47,025
83,441	NR	Radnet Management Inc., (Restricted, cost - $83,332, acquired 8/16/17), 4.750% (3-Month USD-LIBOR + 3.750%) due 6/30/23(h)	79,102
39,583	NR	Science Applications International Corp., (Restricted, cost - $39,199, acquired 3/5/20), 2.424% (1-Month USD-LIBOR + 2.250%) due 3/12/27(h)	38,792
319,125	NR	Sedgwick Claims Management Services Inc., (Restricted, cost - $299,385, acquired 4/30/20), (1-Month USD-LIBOR + 3.250%) due 12/31/25(h)(i)	302,132
33,568	NR	Spectacle Gary Holdings LLC, 11.000% (3-Month USD-LIBOR + 9.000%) due 12/23/25	30,379
78,082	NR	Spencer Spirit IH LLC, (Restricted, cost - $76,730, acquired 6/14/19), 6.168% (1-Month USD-LIBOR + 6.000%/3-Month USD-PRIME + 5.000%) due 6/19/26(h)	69,623
93,169	NR	SS&C Technologies Holdings Inc., 1.924% (1-Month USD-LIBOR + 1.750%) due 4/16/25	90,596
436,454	NR	Stars Group Holdings BV, 4.950% (3-Month USD-LIBOR + 3.500%) due 7/10/25	432,090
130,188	NR	Temple Generation 1 LLC, (Restricted, cost - $128,065, acquired 2/7/18), 9.000% (1-Month USD-LIBOR + 8.000%) due 2/7/23(h)	130,188
49,850	NR	Terrier Media Buyer Inc., (Restricted, cost - $49,617, acquired 12/12/19), 5.700% (3-Month USD-LIBOR + 4.250%) due 12/17/26(h)	48,152
320,000	NR	TransDigm Inc., (Restricted, cost - $289,145, acquired 4/8/20), 2.424% (1-Month USD-LIBOR + 2.250%) due 12/9/25(h)	293,925
9,300	NR	U.S. Renal Care Inc., (Restricted, cost - $9,139, acquired 6/14/19), 5.188% (1-Month USD-LIBOR + 5.000%) due 6/26/26(h)	8,894
350,000	NR	US Foods Inc., (Restricted, cost - $333,108, acquired 4/8/20), 1.924% (1-Month USD-LIBOR + 1.750%) due 6/27/23(h)	331,537
319,222	NR	Verscend Holding Corp., (Restricted, cost - $304,612, acquired 4/8/20), 4.674% (1-Month USD-LIBOR + 4.500%) due 8/27/25(h)	309,647
250,000	NR	VICI Properties 1 LLC, (Restricted, cost - $234,760, acquired 4/8/20), 1.923% (1-Month USD-LIBOR + 1.750%) due 12/20/24(h)	239,219
230,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $223,753, acquired 4/16/20), ((1-Month USD-LIBOR + 2.500%) due 1/31/28(h)(i)	223,675
230,000	NR	VS Buyer LLC, (Restricted, cost - $225,463, acquired 4/17/20), 3.420% (1-Month USD-LIBOR + 3.250%) due 2/28/27(h)	224,825
231,623	NR	Welbilt Inc., 2.674% (1-Month USD-LIBOR + 2.250%) due 10/23/25	199,601
239,739	NR	Whatabrands LLC, (Restricted, cost - $232,358, acquired 4/17/20), 3.013% (1-Month USD-LIBOR + 2.750%) due 7/31/26(h)	231,198

		TOTAL SENIOR LOANS (Cost - $14,165,796)	14,178,817

Shares/Units
CLOSED END MUTUAL FUND SECURITIES - 3.2%
FINANCIALS - 3.2%
Capital Markets - 3.2%
67,000		iShares iBoxx High Yield Corporate Bond ETF	5,522,140
30,000		SPDR Bloomberg Barclays High Yield Bond ETF	3,059,700

		Total Capital Markets	8,581,840

		TOTAL FINANCIALS	8,581,840

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $8,305,740)	8,581,840

COMMON STOCKS - 0.1%
COMMUNICATIONS - 0.0%
Advertising - 0.0%
802		Clear Channel Outdoor Holdings Inc., Class A Shares*	774

Media - 0.0%
168		iHeartMedia Inc., Class A Shares*	1,462

		TOTAL COMMUNICATIONS	2,236

CONSUMER CYCLICAL - 0.0%
Lodging - 0.0%
9,953		Bossier Casino Venture Holdco Inc.*#(g)(j)	—

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Rating††	Security	Value
COMMON STOCKS - 0.1% - (continued)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
17,453		Hercules Offshore Inc.*#(g)(j)	$15,442

Oil & Gas - 0.1%
21,784		Berry Corp.	92,364
7,241		Montage Resources Corp.*	44,315

		Total Oil & Gas	136,679

		TOTAL ENERGY	152,121

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
68		MWO Holdings, (Restricted, cost - $208,716, acquired 6/30/11), ADR,*#(g)(h)(j)	5,212

		TOTAL COMMON STOCKS (Cost - $2,129,164)	159,569

CONVERTIBLE PREFERRED STOCKS - 0.1%
CONSUMER NON-CYCLICAL - 0.0%
Pharmaceuticals - 0.0%
1,000		Becton Dickinson & Co., 6.000% due 6/1/23*	51,750

INDUSTRIAL - 0.1%
Hand/Machine Tools - 0.1%
120		Stanley Black & Decker Inc., 5.000% due 5/15/21*(d)	125,400

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $171,450)	177,150

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
3,884		GMAC Capital Trust I, 6.177% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c)	87,740

Diversified Financial Services - 0.0%
1,175		B. Riley Financial Inc., 6.875% due 9/30/23(k)	28,411

		TOTAL FINANCIALS	116,151

		TOTAL PREFERRED STOCKS (Cost - $97,539)	116,151

Face Amount/Units†
SOVEREIGN BOND - 0.0%
Argentina - 0.0%
$ 150,000	CCC-	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost - $159,450)	58,080

Shares/Units
WARRANT - 0.0%
Media - 0.0%
853		iHeartMedia Inc., (Restricted, cost - $4,488, acquired 8/28/19), expires 5/1/39*(g)(h) (Cost - $4,488)	6,718

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $255,149,688)	258,102,994

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†/Units	Security	Value
SHORT-TERM INVESTMENTS (l) - 3.6%
MONEY MARKET FUND - 0.0%
$ 11,800	Invesco STIT - Government & Agency Portfolio, 0.118%, Institutional Class(m) (Cost - $11,800)	$11,800

TIME DEPOSITS - 3.6%
797,540	Banco Santander SA - Frankfurt, 0.010% due 6/1/20	797,540
8,967,321	Citibank - New York, 0.010% due 6/1/20	8,967,321

	TOTAL TIME DEPOSITS (Cost - $9,764,861)	9,764,861

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,776,661)	9,776,661

	TOTAL INVESTMENTS - 99.3% (Cost - $264,926,349)	267,879,655

	Other Assets in Excess of Liabilities - 0.7%	1,803,867

	TOTAL NET ASSETS - 100.0%	$269,683,522

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $148,906,948 and represents 55.2% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is currently in default.
(g)	Illiquid security.
(h)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2020, amounts to approximately $8,811,347 and represents 3.3% of net assets.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	All or a portion of this security is on loan (See Note 1).
(l)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.6%.
(m)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2020, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$264,926,349	$7,464,937	$(4,513,554)	$2,951,383

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CMT	— Constant Maturity Treasury Rate
ETF	— Exchange-Traded Fund
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.7%
Senior Loans	5.3
Closed End Mutual Fund Securities	3.2
Convertible Preferred Stocks	0.1
Common Stocks	0.1
Preferred Stocks	0.0	*
Sovereign Bond	0.0	*
Warrant	0.0	*
Short-Term Investments	3.6

	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

At May 31, 2020, High Yield Fund had open exchange-traded futures contract as described below.

The unrealized (depreciation) on the open contract reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Note September (CBT) Futures	6	9/20	$832,452	$834,375	$(1,923)

Currency Abbreviation used in this schedule:

USD	—	United States Dollar

See pages 260-262 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 48.0%
Argentina - 0.1%
7,120,000	ARS	Argentina POM Politica Monetaria, 38.036% due 6/21/20(a)(b)	$108,927
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(b)	2,261
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 25.320% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	67,007
780,000	ARS	Ciudad Autonoma de Buenos Aires, 28.137% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(a)(b)	10,822
460,000	ARS	Provincia de Buenos Aires, 26.847% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	4,507

		Total Argentina	193,524

Australia - 1.0%
500,000	AUD	New South Wales Treasury Corp., 2.000% due 3/20/31	347,683
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	201,103
		Queensland Treasury Corp.:
400,000	AUD	3.500% due 8/21/30(c)	318,446
200,000	AUD	1.750% due 8/21/31(c)	135,008
		Treasury Corp. of Victoria:
100,000	AUD	2.500% due 10/22/29	73,681
150,000	AUD	4.250% due 12/20/32	130,193
100,000	AUD	Western Australian Treasury Corp., 2.750% due 7/24/29	74,823

		Total Australia	1,280,937

Canada - 1.8%
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,370,145

China - 2.3%
20,200,000	CNY	China Development Bank, 4.240% due 8/24/27	3,007,008

Finland - 1.7%
		Finland Government Bonds:
600,000	EUR	0.875% due 9/15/25(c)	712,797
1,300,000	EUR	0.500% due 4/15/26(c)(d)	1,520,128

		Total Finland	2,232,925

France - 4.6%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(d)	1,623,769
3,000,000	EUR	2.000% due 5/25/48(c)(d)	4,497,707

		Total France	6,121,476

Ireland - 1.1%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,411,356

Israel - 0.3%
$ 200,000		Israel Government International Bonds, 3.250% due 1/17/28	223,045
200,000		State of Israel, 3.800% due 5/13/60	226,027

		Total Israel	449,072

Italy - 4.0%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	974,387
700,000	EUR	2.500% due 11/15/25	836,788
700,000	EUR	2.100% due 7/15/26	820,474
1,800,000	EUR	2.450% due 9/1/50(c)	2,025,841
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	610,121

		Total Italy	5,267,611

Japan - 15.8%
		Development Bank of Japan Inc.:
200,000		2.000% due 10/19/21	203,880
1,200,000		2.500% due 10/18/22	1,251,681

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 15.8% - (continued)
		Japan Bank for International Cooperation:
$ 200,000		2.375% due 7/21/22	$207,806
200,000		3.250% due 7/20/23	216,196
200,000		3.375% due 10/31/23	218,237
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(c)	506,202
200,000		2.625% due 4/20/22(c)	207,434
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,517,761
310,000,000	JPY	1.400% due 9/20/45	3,528,294
152,000,000	JPY	0.500% due 9/20/46	1,423,416
168,000,000	JPY	0.700% due 12/20/48	1,646,415
170,000,000	JPY	0.500% due 3/20/49	1,583,249
		Japan Government Twenty Year Bonds:
150,000,000	JPY	1.300% due 6/20/35	1,610,826
181,000,000	JPY	1.200% due 9/20/35	1,921,186
190,000,000	JPY	1.000% due 12/20/35	1,963,649
60,000,000	JPY	0.400% due 3/20/36	568,784
111,311,200	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,029,044
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(c)	405,048

		Total Japan	21,009,108

Kuwait - 0.7%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	994,959

Lithuania - 0.2%
300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	312,462

Malaysia - 0.7%
		Malaysia Government Bonds:
1,100,000	MYR	3.906% due 7/15/26	270,853
700,000	MYR	3.502% due 5/31/27	170,142
		Malaysia Government Investment Issues:
500,000	MYR	3.655% due 10/15/24	120,622
600,000	MYR	4.369% due 10/31/28	153,477
700,000	MYR	4.130% due 7/9/29	176,887

		Total Malaysia	891,981

Peru - 0.7%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28(c)	448,871
300,000	PEN	5.940% due 2/12/29	100,863
400,000	PEN	5.940% due 2/12/29(c)	134,483
700,000	PEN	6.950% due 8/12/31(c)	251,616
200,000	PEN	5.350% due 8/12/40(c)	58,861

		Total Peru	994,694

Poland - 0.6%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	758,404

Qatar - 1.4%
		Qatar Government International Bonds:
1,000,000		3.875% due 4/23/23	1,067,495
500,000		4.500% due 4/23/28	579,263
200,000		4.400% due 4/16/50(c)	238,226

		Total Qatar	1,884,984

Saudi Arabia - 0.9%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,213,546

Slovenia - 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	285,274

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Spain - 6.2%
		Autonomous Community of Catalonia:
100,000	EUR	4.900% due 9/15/21	$117,851
100,000	EUR	4.220% due 4/26/35	138,182
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(c)	338,816
2,000,000	EUR	1.450% due 10/31/27(c)(d)	2,413,844
1,500,000	EUR	1.400% due 7/30/28(c)(d)	1,809,612
1,000,000	EUR	1.450% due 4/30/29(c)(d)	1,211,274
400,000	EUR	0.500% due 4/30/30(c)	444,554
200,000	EUR	1.250% due 10/31/30(c)	237,468
900,000	EUR	2.900% due 10/31/46(c)	1,365,224
100,000	EUR	2.700% due 10/31/48(c)	148,047

		Total Spain	8,224,872

United Arab Emirates - 0.5%
		Abu Dhabi Government International Bonds:
$ 200,000		3.125% due 10/11/27(c)	215,625
200,000		3.125% due 4/16/30(c)	215,692
200,000		3.875% due 4/16/50(c)	228,750

		Total United Arab Emirates	660,067

United Kingdom - 3.2%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44(d)	2,741,691
700,000	GBP	3.500% due 1/22/45(d)	1,439,818

		Total United Kingdom	4,181,509

		TOTAL SOVEREIGN BONDS (Cost - $58,684,188)	63,745,914

MORTGAGE-BACKED SECURITIES - 38.7%
CMHC - 0.3%
		Canadian Mortgage and Housing Corp. (CMHC):
54,583	CAD	0.698% (1-Month Canadian Bank Bill + 0.100%) due 6/1/20(a)	39,635
385,439	CAD	0.898% (1-Month Canadian Bank Bill + 0.300%) due 7/1/20 - 8/1/20(a)	279,945

		Total CMHC	319,580

FNMA - 38.4%
		Federal National Mortgage Association (FNMA):
380,426		3.500% due 10/1/34 - 2/1/50	408,659
16,300,000		3.500% due 7/1/50 - 8/1/50(e)	17,175,553
30,214		4.329% (1-Year CMT Index + 2.360%) due 11/1/34(a)	31,747
25,087		6.500% due 8/1/37	26,467
1,093,674		3.000% due 10/1/49 - 7/1/50	1,159,048
8,000,000		2.500% due 6/1/50 - 7/1/50(e)	8,281,948
22,500,000		4.000% due 7/1/50(e)	23,952,832

		Total FNMA	51,036,254

GNMA - 0.0%
2,134		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	2,325

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $51,213,283)	51,358,159

CORPORATE BONDS & NOTES - 26.9%
Argentina - 0.0%
1,390,000	ARS	YPF SA, Senior Unsecured Notes, 32.983% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(a)(b)	21,425

Canada - 0.7%
100,000		Enbridge Inc., Company Guaranteed Notes, 1.441% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	99,999
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	108,978
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(c)	311,304
400,000		Toronto-Dominion Bank (The), Covered Notes, 2.100% due 7/15/22(c)	411,653

		Total Canada	931,934

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Cayman Islands - 1.6%
$ 300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(c)	$306,919
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(c)	204,763
500,000		4.303% due 1/19/29(c)	568,750
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	213,728
200,000		Sunac China Holdings Ltd., Senior Secured Notes, 7.875% due 2/15/22	201,265
693,918		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 1.437% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	634,935

		Total Cayman Islands	2,130,360

Denmark - 4.1%
		Jyske Realkredit AS, Covered Notes:
1,186,523	DKK	1.500% due 10/1/37	181,511
1	DKK	2.000% due 10/1/47	—
1,244	DKK	3.000% due 10/1/47	198
6,829,304	DKK	1.000% due 10/1/50	999,873
644,227	DKK	1.500% due 10/1/50	97,568
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
630,660	DKK	1.500% due 10/1/37	96,636
114,040	DKK	2.500% due 10/1/37	17,723
1	DKK	2.000% due 10/1/47	—
8,190	DKK	2.500% due 10/1/47	1,271
9,496,616	DKK	1.000% due 10/1/50	1,385,120
329,288	DKK	1.500% due 10/1/50	49,479
477,981	DKK	2.000% due 10/1/50	73,366
		Nykredit Realkredit AS, Covered Notes:
47,231	DKK	2.500% due 10/1/36	7,354
1	DKK	2.000% due 7/1/37	—
327,237	DKK	1.500% due 10/1/37	50,109
1	DKK	2.000% due 10/1/47	—
4,826	DKK	2.500% due 10/1/47	750
6,079,435	DKK	1.000% due 10/1/50	884,748
10,762,189	DKK	1.500% due 10/1/50	1,626,633
		Realkredit Danmark AS, Covered Notes:
37,127	DKK	2.500% due 4/1/36	5,761
1	DKK	2.000% due 10/1/37	—
19,805	DKK	2.500% due 7/1/47	3,082
1	DKK	2.000% due 10/1/47	—

		Total Denmark	5,481,182

France - 0.3%
100,000	GBP	BNP Paribas SA, Senior Unsecured Notes, 3.375% due 1/23/26	133,546
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(c)	264,959

		Total France	398,505

Germany - 1.9%
		Deutsche Bank AG, Senior Unsecured Notes:
400,000		1.913% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	393,108
100,000		3.150% due 1/22/21	100,113
800,000		4.250% due 10/14/21	811,921
350,000		3.961% (SOFR + 2.581%) due 11/26/25(a)	360,875
100,000	EUR	2.625% due 2/12/26	113,158
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750 PIK) due 5/15/27(c)(f)	295,068
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, 0.114% (0.450% - 3-Month EURIBOR) due 7/6/21(g)	439,185

		Total Germany	2,513,428

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Ireland - 0.9%
$ 800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	$796,847
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(h)	222,811
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	198,697

		Total Ireland	1,218,355

Italy - 0.8%
		Banca Carige SpA, Covered Notes:
400,000	EUR	1.539% (1.700% - 3-Month EURIBOR) due 10/25/21(g)	444,724
400,000	EUR	1.218% (1.500% - 3-Month EURIBOR) due 5/25/22(g)	447,215
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% - 5-Year EUR Swap Rate)(g)(h)	241,805

		Total Italy	1,133,744

Japan - 0.8%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		1.014% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	800,139
200,000		2.091% due 9/14/21	202,240

		Total Japan	1,002,379

Jersey Channel Islands - 0.1%
100,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	120,344

Luxembourg - 0.2%
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	203,080

Netherlands - 1.4%
400,000		BMW Finance NV, Company Guaranteed Notes, 2.250% due 8/12/22(c)	404,727
		Cooperatieve Rabobank UA, Junior Subordinated Notes:
300,000	EUR	5.500% (5-Year EUR Swap Rate + 5.250%)(a)(h)	334,109
200,000	EUR	6.625% (6.697% - 5-Year EUR Swap Rate)(g)(h)	230,789
300,000	EUR	ING Bank NV, Senior Unsecured Notes, 0.375% due 11/26/21	333,641
		Petrobras Global Finance BV, Company Guaranteed Notes:
170,000		6.125% due 1/17/22	177,185
278,000		5.093% due 1/15/30(c)	265,369
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(h)	55,259

		Total Netherlands	1,801,079

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(b)(i)	39,963
200,000	EUR	4.000% due 1/21/19(b)(i)	39,964

		Total Portugal	79,927

Singapore - 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	200,463
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(c)	104,007

		Total Singapore	304,470

Supranational - 0.6%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	331,328
800,000	AUD	0.500% due 8/10/23	530,772

		Total Supranational	862,100

Switzerland - 1.5%
		Credit Suisse Group AG, Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(c)	309,548
250,000		4.282% due 1/9/28(c)	272,914
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	270,073
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	276,373
400,000		5.125% due 5/15/24	433,567
400,000		UBS Group AG, Senior Unsecured Notes, 1.342% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(c)	398,094

		Total Switzerland	1,960,569

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 6.1%
$ 400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	$430,196
		Barclays PLC:
600,000	GBP	Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(a)(h)	725,129
		Senior Unsecured Notes:
600,000		2.558% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	606,054
200,000		4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(a)	209,444
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	159,215
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	245,996
100,000	EUR	FCE Bank PLC, Senior Unsecured Notes, 1.660% due 2/11/21	108,822
		HSBC Holdings PLC:
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	158,965
		Senior Unsecured Notes:
300,000		1.386% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	296,453
200,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(a)	214,364
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(a)(h)	224,475
300,000		Subordinated Notes, 4.582% due 12/10/25	326,455
		Senior Unsecured Notes:
300,000		4.050% due 8/16/23	324,232
200,000		3.900% due 3/12/24	215,096
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 3.000% due 12/8/23	237,755
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	209,956
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	122,510
		Royal Bank of Scotland Group PLC:
		Junior Subordinated Notes:
200,000		7.500% (5-Year USD Swap Rate + 5.800%)(a)(h)	196,320
200,000		8.000% (5-Year USD Swap Rate + 5.720%)(a)(h)	216,444
200,000		8.625% (5-Year USD Swap Rate + 7.598%)(a)(h)	208,116
		Senior Unsecured Notes:
800,000		2.766% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	782,599
200,000		4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	214,537
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
400,000		4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(a)	439,051
600,000		3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(a)	644,070
97,278	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	160,672
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	374,476

		Total United Kingdom	8,051,402

United States - 5.6%
100,000		AbbVie Inc., Senior Unsecured Notes, 3.450% due 3/15/22(c)	103,998
		AT&T Inc.:
200,000	EUR	Junior Subordinated Notes, 2.875% (3.140% - 5-Year EURIBOR ICE Swap Rate)(g)(h)	209,524
		Senior Unsecured Notes:
300,000		1.100% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	301,169
300,000		2.169% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	301,740
300,000	EUR	1.800% due 9/5/26	345,845
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 1.300% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(c)	368,119
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(a)(h)	204,037
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	61,872
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	250,016
700,000		4.464% due 7/23/22	745,489
400,000		Comcast Corp., Company Guaranteed Notes, 1.873% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	401,269
300,000		Daimler Finance North America LLC, Company Guaranteed Notes, 0.865% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(c)	295,281
250,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(c)	254,733

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 5.6% - (continued)
$ 200,000		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 1.341% (3-Month USD-LIBOR + 0.600%) due 6/15/21(a)	$198,728
400,000		Duke Energy Corp., Senior Unsecured Notes, 1.418% (3-Month USD-LIBOR + 0.650%) due 3/11/22(a)	397,999
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	202,561
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	172,741
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	102,762
		Fidelity National Information Services Inc.:
		Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	110,926
100,000	GBP	1.700% due 6/30/22	124,328
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	111,622
100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 2.170% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	97,398
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon, due 12/30/16(b)(i)	15,373
300,000		Progress Energy Inc., Senior Unsecured Notes, 4.400% due 1/15/21	304,107
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	103,370
100,000		Spectra Energy Partners LP, Company Guaranteed Notes, 2.014% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,000
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
300,000		1.204% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(c)	298,772
200,000		3.875% due 11/13/20(c)	202,474
300,000		1.375% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)(c)	295,362
200,000		4.000% due 11/12/21(c)	206,225
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(c)	299,088
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	310,406

		Total United States	7,497,334

		TOTAL CORPORATE BONDS & NOTES (Cost - $35,869,474)	35,711,617

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9%
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.068% (1-Month USD-LIBOR + 0.900%) due 8/25/35(a)	378,324
237,289	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(c)	261,705
316,763	GBP	Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A, 1.977% (1-Month GBP-LIBOR + 1.875%) due 4/24/49(a)	391,961
361,920	GBP	ALBA PLC, Series 2007-1, Class A3, 0.683% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	418,455
591,273		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 0.648% (1-Month USD-LIBOR + 0.480%) due 5/25/35(a)	514,742
16,391		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.351% due 2/20/36(a)	15,304
229,022		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.927% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(c)	214,676
		Bear Stearns Adjustable Rate Mortgage Trust:
3,501		Series 2003-5, Class 1A2, 3.651% due 8/25/33(a)	3,382
5,287		Series 2003-7, Class 6A, 4.068% due 10/25/33(a)	5,144
18,229		Series 2004-2, Class 22A, 3.961% due 5/25/34(a)	16,836
5,543		Series 2004-2, Class 23A, 3.119% due 5/25/34(a)	4,677
65,692		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.683% due 1/26/36(a)	56,056
247,249	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(a)(c)	272,442
250,000	EUR	Cairn CLO BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	272,257
442,589		California Street CLO XII Ltd., Series 2013-12A, Class AR, 2.249% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(c)	438,191
		Countrywide Alternative Loan Trust:
6,230		Series 2005-21CB, Class A3, 5.250% due 6/25/35	5,758
31,273		Series 2007-7T2, Class A9, 6.000% due 4/25/37	20,099
45,109		Series 2007-11T1, Class A12, 0.518% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	15,957
23,146		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	18,092
		Countrywide Asset-Backed Certificates:
147,176		Series 2006-18, Class 2A2, 0.328% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	145,427
400,000		Series 2007-9, Class 2A4, 0.418% (1-Month USD-LIBOR + 0.250%) due 2/25/36(a)	348,339
82,967		Series 2007-12, Class 1A1, 0.908% (1-Month USD-LIBOR + 0.740%) due 8/25/47(a)	78,069
667,682		Series 2007-13, Class 1A, 1.008% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	640,308
298,083		Series 2007-SEA2, Class 1A1, 1.168% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(c)	291,520

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
		Countrywide Home Loan Mortgage Pass-Through Trust:
$ 2,059		Series 2004-12, Class 11A1, 3.783% due 8/25/34(a)	$1,950
72,046		Series 2005-2, Class 1A1, 0.808% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	60,938
5,931		Series 2005-3, Class 2A1, 0.748% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	5,468
70,692		Series 2005-9, Class 1A3, 0.628% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	60,075
20,747		Series 2005-11, Class 3A1, 2.780% due 4/25/35(a)	17,480
20,073		Series 2005-HYB9, Class 3A2A, 3.711% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	16,807
699,845		Series 2007-4, Class 1A47, 6.000% due 5/25/37	509,478
111,555		Series 2007-19, Class 2A1, 6.500% due 11/25/47	84,753
481,315		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 0.768% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	466,173
35,515		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	15,510
395,827		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 2.305% (3-Month USD-LIBOR + 1.170%) due 10/20/28(a)(c)	390,840
153,457		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	50,963
390,513		CSMC Trust, Series 2019-RPL9, Class A1, 3.106% due 10/27/59(a)(c)	397,006
583,773		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.918% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	508,317
300,000	EUR	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(c)	330,224
227,303	GBP	Durham Mortgages A PLC, Series 2018-AX, Class A, 0.825% (3-Month GBP-LIBOR + 0.550%) due 3/31/53	279,079
609,889		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.218% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(c)	584,859
173,448	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.656% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	206,111
373,525	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.456% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	445,028
99,153		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 1.291% (3-Month USD-LIBOR + 0.920%) due 5/28/28(a)(c)	96,807
		Federal Home Loan Mortgage Corp. (FHLMC):
24,402		Series T-35, Class A, 0.308% (1-Month USD-LIBOR + 0.140%) due 9/25/31(a)	24,188
33,370		Series T-62, Class 1A1, 2.891% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	33,632
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
26,318		Series 2391, Class FJ, 0.684% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	26,337
43,075		Series 2614, Class SJ, 19.158% (19.663% - 1-Month USD-LIBOR) due 5/15/33(g)	66,578
170,555		Series 4579, Class FD, 1.335% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	170,818
170,555		Series 4579, Class SD, 2.877% due 1/15/38(a)(j)	11,626
6,001		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	7,080
		Federal National Mortgage Association (FNMA), REMICS:
5,924		Series 2003-34, Class A1, 6.000% due 4/25/43	6,896
11,999		Series 2006-48, Class TF, 0.568% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	12,004
92,751		Series 2009-104, Class FA, 0.968% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	93,032
42,103		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	48,854
104,658		Figueroa CLO Ltd., Series 2014-1A, Class AR, 2.119% (3-Month USD-LIBOR + 0.900%) due 1/15/27(a)(c)	104,425
192,577		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.528% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	189,787
29,787		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.809% due 11/19/35(a)	26,804
		Government National Mortgage Association (GNMA):
404,487		Series 2016-H15, Class FA, 1.816% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	407,481
61,569		Series 2017-121, Class PE, 3.000% due 7/20/46	63,132
		GSR Mortgage Loan Trust:
10,274		Series 2003-1, Class A2, 2.930% (1-Year CMT Index + 1.750%) due 3/25/33(a)	9,736
139,106		Series 2005-AR7, Class 2A1, 3.842% due 11/25/35(a)	135,366
		Harborview Mortgage Loan Trust:
18,044		Series 2005-2, Class 2A1A, 0.612% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	17,671
40,843		Series 2005-3, Class 2A1A, 0.652% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	39,547
79,892		Series 2006-SB1, Class A1A, 2.541% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	71,460
100,511		Series 2007-1, Class 2A1A, 0.302% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	90,842
448,949	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.287% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(c)	550,476
		JPMorgan Mortgage Trust:
2,846		Series 2003-A2, Class 3A1, 3.234% due 11/25/33(a)	2,817
1,347		Series 2005-A1, Class 6T1, 4.127% due 2/25/35(a)	1,260
35,391		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.508% due 7/27/37(a)(c)	35,423
504,496	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.735% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	578,649

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
$ 5,051		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 3.670% due 2/25/33(a)	$4,745
358,011		Monarch Grove CLO, Series 2018-1A, Class A1, 1.871% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(c)	351,746
		New Residential Mortgage Loan Trust:
372,834		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	383,013
386,094		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	396,682
627,071	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.761% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	725,447
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 0.708% (1-Month USD-LIBOR + 0.540%) due 5/25/36(a)	342,140
90,476		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 0.308% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	77,914
147,422		RAAC Trust, Series 2007-SP3, Class A1, 1.368% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	147,772
55,130		RALI Trust, Series 2007-QO2, Class A1, 0.318% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	26,723
78,030	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	57,734
		Residential Asset Securitization Trust:
17,131		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	10,926
44,422		Series 2006-R1, Class A2, 0.568% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	12,646
130,987	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.637% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	161,708
240,708	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.647% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	278,253
		RMAC Securities No 1 PLC:
231,939	GBP	Series 2006-NS1X, Class A2A, 0.610% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	268,893
442,008	GBP	Series 2006-NS3X, Class A2A, 0.929% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	509,814
		Soundview Home Loan Trust:
183,467		Series 2006-3, Class A3, 0.328% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	181,268
1,300,000		Series 2006-3, Class A4, 0.418% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,130,000
		Structured Adjustable Rate Mortgage Loan Trust:
4,959		Series 2004-1, Class 4A1, 3.811% due 2/25/34(a)	4,728
18,036		Series 2004-4, Class 3A2, 3.836% due 4/25/34(a)	17,338
33,141		Series 2004-19, Class 2A1, 3.091% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	29,662
		Structured Asset Mortgage Investments II Trust:
43,329		Series 2005-AR2, Class 2A1, 0.628% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	40,224
55,580		Series 2005-AR8, Class A1A, 0.448% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	50,029
34,867		Series 2006-AR5, Class 1A1, 0.378% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	30,684
174,245		Series 2007-AR4, Class A3, 0.388% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	146,523
87,187		Series 2007-AR6, Class A1, 3.191% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	78,322
60,305		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 0.448% (1-Month USD-LIBOR + 0.280%) due 1/25/36(a)(c)	53,094
344,912		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.261% (3-Month USD-LIBOR + 0.950%) due 7/14/26(a)(c)	342,504
95,182		THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.099% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(c)	95,174
300,000	EUR	Tikehau CLO II BV, Series 2A, Class AR, 0.880% (3-Month EUR-LIBOR + 0.880%) due 12/7/29(a)(c)	330,083
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EUR-LIBOR + 0.900%) due 10/15/30(a)(c)	437,436
565,326	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 1.392% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(c)	689,777
1,278,480		Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	1,323,082
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 2.245% (3-Month USD-LIBOR + 1.110%) due 10/20/28(a)(c)	394,146
384,382		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.069% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(c)	376,061
99,231		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.099% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(c)	96,776
		WaMu Mortgage Pass-Through Certificates Trust:
9,398		Series 2002-AR9, Class 1A, 3.091% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	8,642
2,303		Series 2003-AR5, Class A7, 3.785% due 6/25/33(a)	2,223
145,466		Series 2003-AR9, Class 2A, 4.351% due 9/25/33(a)	136,921
232,384		Series 2004-AR1, Class A, 3.838% due 3/25/34(a)	224,203
32,266		Series 2005-AR13, Class A1A1, 0.458% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	30,969
35,732		Series 2006-AR10, Class 2A1, 3.797% due 9/25/36(a)	31,946
66,472		Series 2006-AR13, Class 2A, 2.384% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	58,223
21,312		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 2.631% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	14,155
91,924		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.521% due 12/25/32(a)	87,643

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $23,713,948)	22,379,500

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS - 7.3%
$ 1,232,397		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	$1,395,291
		U.S. Treasury Inflation Indexed Notes:
212,270		0.125% due 4/15/22	212,711
311,745		0.625% due 4/15/23	319,566
3,378,256		0.250% due 1/15/25	3,488,744
1,046,420		0.500% due 1/15/28	1,127,327
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25(k)	3,149,891

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $9,085,410)	9,693,530

ASSET-BACKED SECURITIES - 0.6%
Automobiles - 0.5%
250,316		Bank of The West Auto Trust, Series 2019-1, Class A2, 2.400% due 10/17/22(c)	251,828
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	414,962

		Total Automobiles	666,790

Student Loans - 0.1%
69,504		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.941% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a)	67,533

		TOTAL ASSET-BACKED SECURITIES (Cost - $719,741)	734,323

MUNICIPAL BOND - 0.0%
United States - 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47 (Cost - $54,034)	33,208

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $179,340,078)	183,656,251

SHORT-TERM INVESTMENTS - 9.4%
SOVEREIGN BOND - 7.7%
Japan - 7.7%
1,100,200,000	JPY	Japan Treasury Discount Bills, (0.210)% due 6/29/20(l) (Cost - $10,174,904)	10,206,982

TIME DEPOSITS - 1.7%
$ 2,011,024		Barclays Bank PLC - London, 0.010% due 6/1/20	2,011,024
		BBH - Grand Cayman:
8,162	EUR	(0.660)% due 6/1/20	9,061
3,753	DKK	(0.600)% due 6/2/20	559
31,510	SEK	(0.300)% due 6/1/20	3,343
2,675	NOK	(0.200)% due 6/2/20	275
5,204	SGD	0.000% due 6/1/20	3,683
28,053	AUD	0.010% due 6/1/20	18,695
72	HKD	0.010% due 6/1/20	9
156,306	CAD	0.040% due 6/1/20	113,529
628	NZD	0.050% due 6/2/20	390
44,342	GBP	Citibank - London, 0.010% due 6/1/20	54,755
7,351,242	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 6/1/20	68,165

		TOTAL TIME DEPOSITS (Cost - $2,283,488)	2,283,488

		TOTAL SHORT-TERM INVESTMENTS (Cost - $12,458,392)	12,490,470

		TOTAL INVESTMENTS IN SECURITIES (Cost - $191,798,470)	196,146,721

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $106,903)	29,478

		TOTAL INVESTMENTS - 147.8% (Cost - $191,905,373)	196,176,199

		Liabilities in Excess of Other Assets - (47.8)%	(63,406,627)

		TOTAL NET ASSETS - 100.0%	$132,769,572

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(b)	Illiquid security.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $38,394,259 and represents 28.9% of net assets.

(d)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	This security is traded on a TBA basis (see Note 1).
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2020.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is currently in default.
(j)	Interest only security.
(k)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(l)	Rate shown represents yield-to-maturity.

At May 31, 2020, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Fixed Income Fund	$191,905,373	$13,342,268	$(11,135,378)	$2,206,890

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	32.5%
Mortgage-Backed Securities	26.2
Corporate Bonds & Notes	18.2
Collateralized Mortgage Obligations	11.4
U.S. Government Obligations	4.9
Asset-Backed Securities	0.4
Municipal Bond	0.0	*
Purchased Options	0.0	*
Short-Term Investments	6.4

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	473	GBP	OTC 30-Year Swaption, 3-Month GBP-EURIBOR, Put	GSC	2/26/21	0.860%	$4,635
400,000	$1,400		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.758%	8,257
1,000,000	3,500		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	2.175%	10,174
600,000	2,100		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.300%	6,412

			Total Interest Rate Swaptions				29,478

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $106,903)				$29,478

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,300,000	$18,550		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	8/6/20	1.450%	$62,829
5,200,000	18,200		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	8/11/20	1.450%	61,698
3,300,000	11,550		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.448%	788
8,300,000	29,050		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	1.880%	828
5,100,000	17,850		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.020%	787
550,000	1,301	EUR	OTC 10-Year Swaption, 3-Month GBP-EURIBOR, Put	GSC	2/26/21	0.780%	4,320
200,000	580	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	GSC	8/27/20	0.000%	6,435
300,000	870	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	GSC	8/28/20	0.000%	9,747
100,000	290	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	JPM	8/25/20	0.000%	3,150

			Total Interest Rate Swaptions				150,582

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	$20,079,688		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$100.40	$772
400,000	40,182,812		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$100.46	1,588
400,000	40,289,062		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$100.72	1,813
400,000	40,315,625		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$100.79	1,876
700,000	70,607,031		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$100.87	3,417
500,000	51,251,953		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$102.50	887
300,000	30,759,375		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	7/7/20	$102.53	547
500,000	50,218,750		OTC Federal National Mortgage Association (FNMA) 30-Year July Futures, Put	JPM	8/6/20	$100.44	3,653

			Total Options on Futures				14,553

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $162,636)				$165,135

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†		Security	Value
		BNP Paribas SA:
5,469,495	EUR	(0.410)% due 8/20/20	$6,071,686
1,305,614	EUR	(0.380)% due 8/20/20	1,449,363
1,348,678	EUR	(0.350)% due 8/20/20	1,497,168
3,206,488	EUR	(0.270)% due 8/20/20	3,559,522
2,750,384	GBP	0.250% due 8/12/20	3,396,311

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $15,643,663)	$15,974,050

For the period ended May 31, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $22,230,592 and 0.521%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 100,000	3.500% due 6/1/33(a)	$105,543
3,500,000	2.500% due 6/1/50(a)	3,631,660
700,000	3.000% due 6/1/50(a)	736,477

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $4,468,191)	$4,473,680

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond June Futures	6	6/20	$595,921	$595,639	$(282)
Australian Government 3-Year Bond June Futures	54	6/20	4,196,556	4,214,831	18,275
Euro-Bobl June Futures	7	6/20	1,056,305	1,050,210	(6,095)
Euro-BTP September Futures	80	9/20	12,430,478	12,452,658	22,180
Euro-Bund September Futures	5	9/20	974,424	974,945	521
Euro-Buxl 30-Year Bond June Futures	10	6/20	2,418,464	2,353,856	(64,608)
Euro-OAT June Futures	9	6/20	1,682,401	1,682,867	466
Japan Government 10-Year Bond June Futures	5	6/20	7,073,578	7,056,424	(17,154)
U.S. Treasury 2-Year Note September Futures	5	9/20	1,104,058	1,104,219	161
U.S. Treasury 5-Year Note September Futures	26	9/20	3,262,187	3,266,250	4,063
U.S. Treasury 10-Year Note September Futures	9	9/20	1,249,171	1,251,563	2,392

					(40,081)

Contracts to Sell:
Canada Government 10-Year Bond September Futures	27	9/20	3,011,810	3,012,986	(1,176)
Euro-Schatz Note September Futures	24	9/20	2,986,347	2,986,214	133
United Kingdom Treasury 10-Year Gilt September Futures	2	9/20	340,189	339,436	753

					(290)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(40,371)

At May 31, 2020, International Fixed Income Fund had deposited cash of $969,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,254,000	USD	2,160,981	UBS	$2,168,466	6/2/20	$7,485
Brazilian Real	404,507	USD	75,609	BNP	75,831	6/2/20	222
Brazilian Real	404,507	USD	74,546	HSBC	75,832	6/2/20	1,286
Brazilian Real	1,212,028	USD	214,389	HSBC	227,214	6/2/20	12,825
British Pound	228,000	USD	281,082	GSC	281,546	6/2/20	464
Canadian Dollar	3,967,187	USD	2,883,130	HSBC	2,881,455	6/2/20	(1,675)
Chinese Offshore Renminbi	1,200,000	USD	171,981	BCLY	167,946	6/17/20	(4,035)
Chinese Offshore Renminbi	31,331,903	USD	4,388,222	BOA	4,385,059	6/17/20	(3,163)
Chinese Offshore Renminbi	1,403,000	USD	201,675	HSBC	196,357	6/17/20	(5,318)
Chinese Offshore Renminbi	582,000	USD	81,758	JPM	81,454	6/17/20	(304)
Chinese Offshore Renminbi	2,894,564	USD	407,215	JPM	405,109	6/17/20	(2,106)
Chinese Offshore Renminbi	13,337,383	USD	1,900,481	SCB	1,866,635	6/17/20	(33,846)
Chinese Offshore Renminbi	9,357,042	USD	1,303,402	BNP	1,302,908	9/16/20	(494)
Chinese Offshore Renminbi	2,214,842	USD	308,667	BOA	308,402	9/16/20	(265)
Euro	69,000	USD	75,671	BOA	76,597	6/2/20	926
Euro	699,000	USD	755,764	GSC	775,960	6/2/20	20,196
Euro	80,000	USD	87,629	SCB	88,808	6/2/20	1,179
Euro	98,000	USD	106,010	SCB	108,789	6/2/20	2,779
Hong Kong Dollar	7,591,492	USD	968,000	BCLY	977,092	9/3/20	9,092
Indonesian Rupiah	15,396,832,752	USD	1,110,482	SCB	1,051,674	6/17/20	(58,808)
Japanese Yen	1,957,615,991	USD	18,160,175	UBS	18,152,126	6/2/20	(8,049)
Mexican Peso	5,849,000	USD	296,780	BNP	263,208	6/17/20	(33,572)
Mexican Peso	2,514,000	USD	105,001	UBS	113,132	6/17/20	8,131
Mexican Peso	5,185,806	USD	208,069	GSC	232,045	7/24/20	23,976
Russian Ruble	844,893	USD	10,950	SCB	11,995	6/11/20	1,045
Russian Ruble	895,590	USD	11,831	SOG	12,715	6/11/20	884
Russian Ruble	1,022,293	USD	12,955	SOG	14,514	6/11/20	1,559
Russian Ruble	1,022,411	USD	12,954	SOG	14,516	6/11/20	1,562
Russian Ruble	3,294,397	USD	42,387	UBS	46,772	6/11/20	4,385
Russian Ruble	1,026,488	USD	13,652	GSC	14,562	6/17/20	910
Russian Ruble	813,670	USD	10,539	GSC	11,542	6/17/20	1,003
Russian Ruble	2,358,992	USD	29,504	GSC	33,464	6/17/20	3,960
Russian Ruble	2,340,892	USD	30,676	SCB	33,207	6/17/20	2,531
Russian Ruble	1,210,419	USD	15,191	UBS	17,171	6/17/20	1,980
Russian Ruble	1,096,191	USD	14,805	GSC	15,545	6/19/20	740
Russian Ruble	9,501,922	USD	123,949	GSC	134,695	6/22/20	10,746
Russian Ruble	1,659,524	USD	21,469	GSC	23,524	6/22/20	2,055
Russian Ruble	1,652,279	USD	21,376	GSC	23,422	6/22/20	2,046
Russian Ruble	1,871,892	USD	24,446	UBS	26,535	6/22/20	2,089
Russian Ruble	937,415	USD	12,226	UBS	13,288	6/22/20	1,062
Russian Ruble	935,085	USD	12,194	UBS	13,255	6/22/20	1,061
Russian Ruble	3,354,882	USD	43,163	BOA	47,389	7/17/20	4,226
Russian Ruble	1,061,458	USD	13,943	GSC	14,994	7/17/20	1,051
Russian Ruble	848,741	USD	11,259	GSC	11,989	7/17/20	730
Russian Ruble	3,934,184	USD	52,237	GSC	55,571	7/17/20	3,334
Russian Ruble	3,642,296	USD	46,789	GSC	51,448	7/17/20	4,659
Russian Ruble	1,590,765	USD	21,410	GSC	22,438	7/27/20	1,028
Russian Ruble	2,430,350	USD	32,572	UBS	34,281	7/27/20	1,709
South African Rand	843,238	USD	45,699	HSBC	47,837	7/8/20	2,138
South African Rand	324,553	USD	17,806	JPM	18,412	7/8/20	606
South African Rand	1,490,000	USD	79,684	JPM	84,528	7/8/20	4,844
South African Rand	505,276	USD	27,231	SOG	28,664	7/8/20	1,433

							2,302

Contracts to Sell:
Australian Dollar	1,322,000	USD	852,681	GSC	880,981	6/2/20	(28,300)
Australian Dollar	1,932,000	USD	1,259,332	HSBC	1,287,485	6/2/20	(28,153)
Australian Dollar	3,254,000	USD	2,160,991	UBS	2,168,408	7/2/20	(7,417)
Brazilian Real	404,507	USD	74,546	BNP	75,832	6/2/20	(1,286)
Brazilian Real	1,616,535	USD	298,733	HSBC	303,045	6/2/20	(4,312)
Brazilian Real	404,507	USD	75,490	BNP	75,716	7/2/20	(226)
British Pound	7,028,189	USD	8,713,157	BCLY	8,678,758	6/2/20	34,399
British Pound	127,000	USD	158,050	BCLY	156,826	6/2/20	1,224
British Pound	94,000	USD	115,144	SCB	116,076	6/2/20	(932)
British Pound	690,000	USD	836,522	SCB	852,046	6/2/20	(15,524)
British Pound	124,000	USD	155,692	SCB	153,122	6/2/20	2,570

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell (continued):
British Pound	7,835,189	USD	9,664,231	GSC	9,676,609	7/2/20	$(12,378)
Canadian Dollar	3,967,187	USD	2,848,845	BOA	2,881,455	6/2/20	(32,610)
Canadian Dollar	3,967,187	USD	2,883,172	HSBC	2,881,511	7/2/20	1,661
Chinese Offshore Renminbi	2,131,000	USD	302,306	BOA	298,245	6/17/20	4,061
Chinese Offshore Renminbi	3,308,000	USD	471,589	BOA	462,971	6/17/20	8,618
Chinese Offshore Renminbi	41,912,849	USD	5,984,301	HSBC	5,865,916	6/17/20	118,385
Chinese Offshore Renminbi	677,000	USD	94,939	JPM	94,750	6/17/20	189
Chinese Offshore Renminbi	494,000	USD	69,862	SCB	69,138	6/17/20	724
Chinese Offshore Renminbi	2,226,000	USD	315,383	SCB	311,540	6/17/20	3,843
Chinese Offshore Renminbi	31,331,903	USD	4,373,216	BOA	4,362,766	9/16/20	10,450
Chinese Onshore Renminbi	2,996,814	USD	419,000	HSBC	419,613	6/17/20	(613)
Danish Krone	35,640,684	USD	5,201,260	BCLY	5,310,684	7/1/20	(109,424)
Danish Krone	455,000	USD	66,789	HSBC	67,798	7/1/20	(1,009)
Danish Krone	725,000	USD	105,420	JPM	108,030	7/1/20	(2,610)
Euro	520,000	USD	563,903	BNP	577,252	6/2/20	(13,349)
Euro	258,000	USD	280,363	BOA	286,406	6/2/20	(6,043)
Euro	208,000	USD	224,473	BOA	230,901	6/2/20	(6,428)
Euro	344,000	USD	377,401	SCB	381,874	6/2/20	(4,473)
Euro	15,749,765	USD	17,260,020	SCB	17,483,809	6/2/20	(223,789)
Euro	16,133,765	USD	17,957,254	SCB	17,920,969	7/2/20	36,285
Hong Kong Dollar	691,460	USD	88,000	BNP	88,997	9/3/20	(997)
Hong Kong Dollar	6,986,651	USD	889,000	SCB	899,244	9/3/20	(10,244)
Indonesian Rupiah	2,217,394,500	USD	144,364	BNP	151,459	6/17/20	(7,095)
Indonesian Rupiah	1,214,945,620	USD	82,000	BOA	82,986	6/17/20	(986)
Indonesian Rupiah	554,346,000	USD	39,000	BOA	37,864	6/17/20	1,136
Indonesian Rupiah	3,123,703,720	USD	201,868	BOA	213,363	6/17/20	(11,495)
Indonesian Rupiah	698,800,740	USD	43,000	BOA	47,731	6/17/20	(4,731)
Indonesian Rupiah	586,265,000	USD	37,000	HSBC	40,045	6/17/20	(3,045)
Indonesian Rupiah	963,079,000	USD	65,000	HSBC	65,783	6/17/20	(783)
Indonesian Rupiah	1,607,990,000	USD	113,000	JPM	109,833	6/17/20	3,167
Indonesian Rupiah	609,793,000	USD	41,000	JPM	41,652	6/17/20	(652)
Israeli New Shekel	153,832	USD	43,072	BOA	43,818	6/16/20	(746)
Israeli New Shekel	99,000	USD	27,618	HSBC	28,200	6/16/20	(582)
Japanese Yen	19,200,000	USD	180,642	BCLY	178,034	6/2/20	2,608
Japanese Yen	1,882,115,991	USD	17,591,020	JPM	17,452,047	6/2/20	138,973
Japanese Yen	27,300,000	USD	256,453	SCB	253,141	6/2/20	3,312
Japanese Yen	29,000,000	USD	269,174	UBS	268,904	6/2/20	270
Japanese Yen	143,000,000	USD	1,324,411	BCLY	1,326,497	6/29/20	(2,086)
Japanese Yen	407,000,000	USD	3,758,513	BOA	3,775,416	6/29/20	(16,903)
Japanese Yen	547,648,860	USD	5,034,000	GSC	5,080,104	6/29/20	(46,104)
Japanese Yen	1,957,615,991	USD	18,168,130	UBS	18,160,141	7/2/20	7,989
Malaysian Ringgit	887,341	USD	203,537	BNP	203,887	6/24/20	(350)
Malaysian Ringgit	78,412	USD	18,037	BNP	18,016	6/24/20	21
Malaysian Ringgit	2,371,233	USD	544,936	HSBC	544,846	6/24/20	90
Malaysian Ringgit	566,643	USD	129,970	HSBC	130,199	6/24/20	(229)
New Zealand Dollar	12,000	USD	7,294	JPM	7,449	6/2/20	(155)
Norwegian Krone	145,000	USD	14,076	SCB	14,913	6/2/20	(837)
Peruvian Sol	2,294,113	USD	673,076	GSC	668,776	6/17/20	4,300
Peruvian Sol	797,835	USD	236,746	BOA	232,032	9/4/20	4,714
Polish Zloty	1,579,188	USD	409,493	BOA	393,692	6/10/20	15,801
Polish Zloty	1,347,640	USD	348,754	SCB	335,967	6/10/20	12,787
Romanian New Leu	6,993	USD	1,559	HSBC	1,592	8/20/20	(33)
Romanian New Leu	5,914	USD	1,314	JPM	1,347	8/20/20	(33)
Romanian New Leu	3,896	USD	863	JPM	887	8/20/20	(24)
Romanian New Leu	2,844	USD	628	JPM	648	8/20/20	(20)
South African Rand	991,000	USD	53,209	HSBC	56,220	7/8/20	(3,011)
South African Rand	2,492,000	USD	142,385	UBS	141,371	7/8/20	1,014
Swedish Krona	70,000	USD	7,159	HSBC	7,426	6/2/20	(267)

							(191,693)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(189,391)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized (Depreciation)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.291%	PAM*	6/22/20	BOA	USD	1,067,000	$(9,592)	$3,506	$(13,098)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.292%	PAM*	6/22/20	GSC	USD	900,000	(8,021)	2,910	(10,931)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.294%	PAM*	6/22/20	BNP	USD	733,000	(6,083)	2,409	(8,492)

								$(23,696)	$8,825	$(32,521)

*	PAM - paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	Israeli Shekel 3-Month Rate	0.455%	5/18/27	BNP	ILS	700,000	$396	$—	$396
Pay	Israeli Shekel 3-Month Rate	1.786%	5/1/29	BNP	ILS	500,000	15,210	—	15,210
Pay	Israeli Shekel 3-Month Rate	0.500%	5/15/27	GSC	ILS	1,300,000	1,908	556	1,352
Pay	Israeli Shekel 3-Month Rate	1.779%	4/30/29	GSC	ILS	800,000	24,204	—	24,204
Pay	Israeli Shekel 3-Month Rate	1.780%	4/22/29	GSC	ILS	500,000	15,177	—	15,177
Pay	Israeli Shekel 3-Month Rate	1.775%	4/25/29	JPM	ILS	1,000,000	30,170	217	29,953

							$87,065	$773	$86,292

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	$31,810	$19	$31,791
Pay	3-Month Canadian Bank Bill	1.270%	3/3/22	6-Month	CAD	1,000,000	8,325	9	8,316
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	4,090	1,320	2,770
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	77,498	(44,506)	122,004
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	34,745	135	34,610
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	2,900,000	179,195	42,548	136,647
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	1,800,000	182,475	5,283	177,192
Pay	3-Month GBP-LIBOR	1.080%	12/3/39	3-Month	GBP	300,000	25,139	—	25,139
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month	SEK	4,800,000	9,905	10,994	(1,089)
Receive	3-Month USD-LIBOR	1.000%	6/17/22	6-Month	USD	1,200,000	(18,154)	(16,825)	(1,329)
Receive	3-Month USD-LIBOR	1.250%	6/17/25	6-Month	USD	400,000	(17,864)	615	(18,479)
Pay	3-Month USD-LIBOR	1.250%	6/17/30	6-Month	USD	2,100,000	125,879	120,141	5,738
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	(40,864)	—	(40,864)
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	(62,589)	—	(62,589)
Receive	3-Month USD-LIBOR	1.360%	9/17/24	6-Month	USD	2,350,000	(72,343)	—	(72,343)
Pay	3-Month USD-LIBOR	1.450%	8/10/21	6-Month	USD	5,300,000	63,008	60,880	2,128
Pay	3-Month USD-LIBOR	1.450%	8/13/21	6-Month	USD	5,200,000	61,883	59,755	2,128
Receive	3-Month USD-LIBOR	1.500%	12/18/21	6-Month	USD	2,700,000	(64,905)	9,820	(74,725)
Receive	3-Month USD-LIBOR	1.500%	12/18/29	6-Month	USD	100,000	(8,793)	1,615	(10,408)
Receive	3-Month USD-LIBOR	1.500%	12/18/29	6-Month	USD	1,000,000	(88,027)	19,186	(107,213)
Receive	3-Month USD-LIBOR	1.500%	6/17/50	6-Month	USD	800,000	(123,837)	(146,724)	22,887
Receive	3-Month USD-LIBOR	1.540%	2/26/22	6-Month	USD	3,200,000	(84,467)	—	(84,467)
Receive	3-Month USD-LIBOR	1.570%	2/27/22	6-Month	USD	3,900,000	(105,054)	—	(105,054)
Receive	3-Month USD-LIBOR	1.625%	1/6/30	6-Month	USD	4,500,000	(444,064)	(80,514)	(363,550)
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(353,905)	(12,276)	(341,629)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	6-Month	USD	3,200,000	(141,235)	(44,487)	(96,748)
Receive	3-Month USD-LIBOR	2.500%	12/18/24	6-Month	USD	4,600,000	(496,921)	(250,449)	(246,472)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	27,400,000	(162,698)	513,968	(676,666)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	2,800,000	(403,554)	158,430	(561,984)
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month	USD	3,700,000	87,153	(11,349)	98,502
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	14,000,000	64,409	(14,709)	79,118
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	41,686	(349)	42,035
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	37,637	1,570	36,067
Receive	6-Month EURIBOR	(0.500)%	3/18/22	12-Month	EUR	3,700,000	12,919	4,977	7,942
Receive	6-Month EURIBOR	(0.500)%	9/16/22	12-Month	EUR	2,300,000	8,381	6,426	1,955
Pay	6-Month EURIBOR	(0.500)%	3/18/25	6-Month	EUR	7,300,000	(77,468)	(69,138)	(8,330)
Receive	6-Month EURIBOR	(0.300)%	6/17/22	12-Month	EUR	5,300,000	(1,680)	(843)	(837)
Pay	6-Month EURIBOR	(0.150)%	6/17/25	6-Month	EUR	500,000	4,014	(20)	4,034
Pay	6-Month EURIBOR	(0.150)%	3/18/30	12-Month	EUR	1,600,000	1,212	(58,154)	59,366
Pay	6-Month EURIBOR	0.150%	6/17/30	12-Month	EUR	5,900,000	192,182	55,131	137,051
Receive	6-Month EURIBOR	0.250%	3/18/50	12-Month	EUR	1,150,000	(87,219)	71,030	(158,249)
Pay	6-Month EURIBOR	0.500%	6/17/50	12-Month	EUR	100,000	15,971	17,368	(1,397)
Pay	6-Month EURIBOR	1.310%	6/19/29	12-Month	EUR	900,000	70,564	28,930	41,634
Pay	6-Month GBP-LIBOR	0.250%	12/16/22	6-Month	GBP	1,100,000	903	789	114
Pay	6-Month GBP-LIBOR	0.500%	12/16/25	6-Month	GBP	3,600,000	45,986	39,655	6,331
Receive	6-Month GBP-LIBOR	0.672%	2/26/31	6-Month	GBP	250,000	(8,215)	—	(8,215)
Pay	6-Month GBP-LIBOR	0.722%	2/26/51	6-Month	GBP	90,000	10,716	—	10,716
Pay	6-Month GBP-LIBOR	0.737%	2/14/24	6-Month	GBP	3,100,000	17,119	—	17,119
Pay	6-Month GBP-LIBOR	0.745%	2/17/24	6-Month	GBP	4,700,000	26,524	—	26,524
Pay	6-Month GBP-LIBOR	0.750%	3/18/50	6-Month	GBP	100,000	12,673	(2,191)	14,864
Receive	6-Month GBP-LIBOR	0.803%	2/14/28	6-Month	GBP	600,000	(14,940)	—	(14,940)
Receive	6-Month GBP-LIBOR	0.811%	2/17/28	6-Month	GBP	900,000	(22,831)	—	(22,831)
Pay	6-Month GBP-LIBOR	1.000%	6/17/50	6-Month	GBP	500,000	109,669	3,309	106,360
Pay	6-Month JPY-LIBOR	0.035%	11/29/29	6-Month	JPY	200,000,000	7,795	(16,336)	24,131
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	370,000,000	70,139	62,314	7,825
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(36,144)	1,430	(37,574)
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	40,000,000	(29,850)	(16,224)	(13,626)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	7,231	2,273	4,958
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	4,230	—	4,230
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	89,736	(2,879)	92,615
Receive	Sterling Overnight Index Average	0.905%	12/3/39	3-Month	GBP	300,000	(25,002)	—	(25,002)

							$(1,249,822)	$511,947	$(1,761,769)

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$1,273	$—	$1,273
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	75	—	75
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	94	—	94
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(270)	—	(270)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	1,128	—	1,128
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	10,529	(555)	11,084
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	(525)	—	(525)
1-Month USD-LIBOR + 0.088%	3-Month USD-LIBOR	5/23/29	USD	1,000,000	(450)	—	(450)
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	(2,397)	(854)	(1,543)
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	(1,481)	—	(1,481)
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	(1,075)	—	(1,075)

					$6,901	$(1,409)	$8,310

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	10-Year GBP Inflation Linked	3.386%	1/15/30	GBP	200,000	$2,202	$—	$2,202
Pay	10-Year GBP Inflation Linked	3.436%	2/15/30	GBP	100,000	1,428	—	1,428
Pay	10-Year GBP Inflation Linked	3.450%	2/15/30	GBP	200,000	3,318	83	3,235
Pay	10-Year GBP Inflation Linked	3.450%	2/15/30	GBP	100,000	1,659	285	1,374
Pay	10-Year GBP Inflation Linked	3.453%	2/15/30	GBP	700,000	11,962	—	11,962

						$20,569	$368	$20,201

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.289%	USD	200,000	$(4,721)	$(3,815)	$(906)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.029%	USD	500,000	(11,802)	(9,654)	(2,148)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.080%	USD	400,000	(8,436)	(14,121)	5,685
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.080%	USD	700,000	(14,763)	(25,057)	10,294
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.080%	USD	200,000	(4,217)	(6,913)	2,696
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.080%	USD	500,000	(10,545)	(17,653)	7,108
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.080%	USD	300,000	(6,327)	(10,159)	3,832
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.154%	USD	600,000	(16,691)	(15,056)	(1,635)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.154%	USD	400,000	(11,128)	(9,884)	(1,244)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.154%	USD	200,000	(5,563)	(4,989)	(574)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.154%	USD	400,000	(11,127)	(9,580)	(1,547)

								$(105,320)	$(126,881)	$21,561

OTC Credit Default Swaps on Sovereign Issues - Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized (Depreciation)
South Africa Government, BB	1.000%	6/20/23	3-Month	JPM	2.944%	USD	100,000	$(5,389)	$(4,998)	$(391)
South Africa Government, BB	1.000%	6/20/24	3-Month	GSC	3.213%	USD	200,000	(16,247)	(8,852)	(7,395)

								$(21,636)	$(13,850)	$(7,786)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Basf Se, A	(1.000%)	12/20/20	3-Month	0.085%	EUR	100,000	$(803)	$(2,908)	$2,105
Markit CDX North America Investment Grade Series 32 10-Year Index	(1.000%)	6/20/29	3-Month	1.048%	USD	1,300,000	2,604	(420)	3,024
Markit CDX North America Investment Grade Series 33 10-Year Index	(1.000%)	12/20/29	3-Month	1.072%	USD	6,700,000	28,379	9,075	19,304
Markit iTraxx Europe Series 31 10-Year Index	(1.000%)	6/20/29	3-Month	1.020%	EUR	13,400,000	(4,975)	(87,474)	82,499
Reynolds American Inc., BBB+	(1.000%)	12/20/20	3-Month	0.037%	USD	500,000	(3,751)	(14,731)	10,980
United Utilities PLC, BBB-	(1.000%)	12/20/20	3-Month	0.076%	EUR	200,000	(1,619)	(3,440)	1,821

							$19,835	$(99,898)	$119,733

Centrally Cleared - Credit Default Swaps on Corporate Issues and Indexes - Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A-	1.000%	12/20/20	3-Month	0.454%	EUR	100,000	$570	$1,651	$(1,081)
Markit CDX North America Investment Grade Series 33 5-Year Index	1.000%	12/20/24	3-Month	0.758%	USD	400,000	5,132	10,320	(5,188)
Markit CDX North America Investment Grade Series 34 5-Year Index	1.000%	6/20/25	3-Month	0.788%	USD	4,000,000	49,902	(71,560)	121,462
Markit iTraxx Europe Series 32 5-Year Index	5.000%	12/20/24	3-Month	4.080%	EUR	300,000	15,616	44,352	(28,736)
Marks & Spencer PLC, BB+	1.000%	6/20/23	3-Month	3.096%	EUR	200,000	(13,096)	(6,000)	(7,096)
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.610%	USD	100,000	1,006	1,866	(860)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.754%	EUR	200,000	4,008	(5,907)	9,915

							$63,138	$(25,278)	$88,416

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	$(42,157)	$(3,920)	$(38,237)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2020, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,359,000 for open centrally cleared swap contracts.

At May 31, 2020, International Fixed Income Fund had cash collateral from brokers in the amount of $269,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

ARS	—	Argentine Peso	BCLY	—	Barclays Bank PLC
AUD	—	Australian Dollar	BNP	—	BNP Paribas SA
CAD	—	Canadian Dollar	BOA	—	Bank of America
CNY	—	China Yuan Renminbi	DUB	—	Deutsche Bank AG
DKK	—	Danish Krone	GSC	—	Goldman Sachs & Co.
EUR	—	Euro	HSBC	—	HSBC Bank USA
GBP	—	British Pound	JPM	—	JPMorgan Chase & Co.
HKD	—	Hong Kong Dollar	SCB	—	Standard Chartered Bank
ILS	—	Israeli New Shekel	SOG	—	Societe Generale SA
JPY	—	Japanese Yen	UBS	—	UBS Securities LLC
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 92.8%
Arizona - 6.8%
$ 2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(a)(b)	$3,233,168
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
		Facility American Leadership Academy:
350,000	NR	4.125% due 6/15/29(c)	329,892
250,000	NR	4.750% due 6/15/37(c)	229,950
280,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	274,431
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	501,325

		Total Arizona	4,568,766

California - 4.5%
500,000	CCC-	California County Tobacco Securitization Agency, Revenue Bonds, Asset-Backed Gold Country Funding Corp., 5.250% due 6/1/46	462,855
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, 5.000% due 6/1/47	35,028
290,000	NR	Series A2, 5.000% due 6/1/47	290,235
1,000,000	A3(d)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,057,650
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, BAM-Insured, 4.000% due 10/1/40	659,724
475,000	Aa2(d)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	554,691

		Total California	3,060,183

Colorado - 9.3%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(b)	901,073
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,635,713
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,617,540
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,091,940

		Total Colorado	6,246,266

Connecticut - 1.2%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(b)	823,164

District of Columbia - 1.1%
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(b)	751,254

Florida - 5.0%
100,000	Ba2(d)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, 4.000% due 10/15/29(c)	97,026
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,729,840
305,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	299,403
190,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(b)(c)	197,643
115,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	115,075
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	276,444
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	270,205
255,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	250,038
100,000	NR	Westside Community Development District, Special Assessment, 3.500% due 5/1/24(c)	99,167

		Total Florida	3,334,841

Georgia - 4.3%
2,610,000	Aa1(d)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(a)	2,910,594

Illinois - 4.9%
		Illinois Finance Authority, Revenue Bonds:
785,000	Aa3(d)	Advocate Health Care, Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(e)	842,470
450,000	AA	Advocate Health Care, Unrefunded Portion, 4.000% due 6/1/47	463,284
600,000	A	DePaul University, 5.000% due 10/1/36	664,242
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,339,230

		Total Illinois	3,309,226

Indiana - 1.8%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,191,520

Iowa - 1.7%
1,000,000	A3(d)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(a)	1,178,990

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Louisiana - 0.8%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
$250,000	A	5.000% due 1/1/37(b)	$286,985
250,000	A	5.000% due 1/1/38(b)	286,262

		Total Louisiana	573,247

Maryland - 1.2%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.600% due 6/1/21(c)	198,136
200,000	NR	Series A, 2.750% due 6/1/24(c)	192,640
125,000	NR	Series A, 2.800% due 6/1/25(c)	119,359
135,000	NR	Series A, 2.850% due 6/1/26(c)	128,041
160,000	NR	Series B, 3.000% due 6/1/24(c)	154,430

		Total Maryland	792,606

Massachusetts - 2.3%
320,000	NR	Collegiate Charter School of Lowell, Revenue Bonds, 4.000% due 6/15/24	318,464
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,211,400

		Total Massachusetts	1,529,864

Michigan - 0.6%
400,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	392,796

Nevada - 2.3%
125,000	Ba2(d)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(c)	121,850
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,403,652

		Total Nevada	1,525,502

New Hampshire - 1.4%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., 2.950% due 4/1/29(b)(c)	917,580

New Jersey - 4.6%
1,340,000	A3(d)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,513,168
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(c)	220,386
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,345,400

		Total New Jersey	3,078,954

New Mexico - 1.7%
1,000,000	BBB	City of Farmington, NM, Revenue Bonds, Public Service Company of New Mexico, 1.875% due 4/1/33(a)	996,780
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(f)	2.250% due 5/15/24	91,254
100,000	BB+(f)	2.625% due 5/15/25	90,759

		Total New Mexico	1,178,793

New York - 4.2%
1,170,000	AA	New York City Trust for Cultural Resources, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,513,395
1,000,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Refunded, 5.000% due 2/15/43	1,190,610
140,000	WD(f)	Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Asset-Backed Bonds, 5.000% due 5/15/21	142,596

		Total New York	2,846,601

Ohio - 1.3%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
160,000	BBB+	Series A2, Class 1, 3.000% due 6/1/48	147,682
160,000	NR	Series B2, Class 2, 5.000% due 6/1/55	161,707
600,000	Ba1(d)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series A, 2.875% due 2/1/26	584,586

		Total Ohio	893,975

Oregon - 1.4%
830,000	Aa2(d)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	910,643

Puerto Rico - 1.6%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
334,000	NR	Series A1, zero coupon, due 7/1/24	294,157
570,000	NR	Series A1, 4.750% due 7/1/53	556,047
216,000	NR	Series A2, 4.784% due 7/1/58	209,872

		Total Puerto Rico	1,060,076

South Carolina - 10.5%
1,535,000	Aa3(d)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,826,758
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,336,460

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
South Carolina - 10.5% - (continued)
$2,985,000	Aa3(d)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, Series B, 0.698% (1-Month USD-LIBOR + 0.450%) due 10/1/31(a)	$2,921,270

		Total South Carolina	7,084,488

Tennessee - 1.5%
970,000	Aa2(d)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,043,875

Texas - 7.9%
1,000,000	A1(d)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(b)	1,181,270
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	308,549
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	476,407
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	664,335
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,157,730
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,498,900

		Total Texas	5,287,191

Utah - 0.9%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	629,850

Washington - 2.1%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,284,110
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	100,916

		Total Washington	1,385,026

Wisconsin - 4.9%
1,250,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, 5.000% due 7/1/20	1,254,925
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,388,439
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	626,525

		Total Wisconsin	3,269,889

Wyoming - 1.0%
680,000	A	County of Laramie, WY, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.000% due 5/1/37	696,565

		TOTAL MUNICIPAL BONDS (Cost - $59,663,019)	62,472,325

SHORT-TERM INVESTMENTS - 6.2%
TIME DEPOSITS - 6.2%
3,453,295		Banco Santander SA - Frankfurt, 0.010% due 6/1/20	3,453,295
71,777		Barclays Bank PLC - London, 0.010% due 6/1/20	71,777
642,904		Citibank - New York, 0.010% due 6/1/20	642,904

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,167,976)	4,167,976

		TOTAL INVESTMENTS - 99.0% (Cost - $63,830,995)	66,640,301

		Other Assets in Excess of Liabilities - 1.0%	670,071

		TOTAL NET ASSETS - 100.0%	$67,310,372

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $4,359,179 and represents 6.5% of net assets.

(d)	Rating by Moody’s Investors Service.
(e)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)	Rating by Fitch Ratings Service.

At May 31, 2020, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$63,830,995	$3,287,824	$(478,518)	$2,809,306

Abbreviations used in this schedule:

BAM	—	Build America Mutual
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
NPFG	—	National Public Finance Guarantee Corporation
PLC	—	Public Limited Company
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	School Bond Guaranty

See pages 260-262 for definitions of ratings.

Summary of Investments by Industry^
Health Care Providers & Services	15.7%
General Obligation	15.7
Transportation	10.1
Development	9.1
Higher Education	8.0
School District	7.4
Airport	5.1
Water and Sewer	4.8
Education	4.3
Utilities	4.2
Power	2.4
Tobacco Settlement	1.9
Single Family Housing	1.6
Pollution	1.4
Multi Family Housing	1.2
Nursing Homes	0.8
Short-Term Investments	6.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 107.7%
		U.S. Treasury Inflation Indexed Bonds:
$ 1,656,889		2.375% due 1/15/25	$1,875,892
6,272,215		2.000% due 1/15/26(SBB)	7,175,818
1,967,616		1.750% due 1/15/28	2,310,803
4,932,803		3.625% due 4/15/28(a)	6,527,713
4,739,112		2.500% due 1/15/29	5,971,109
1,957,927		3.875% due 4/15/29	2,712,146
34,900		3.375% due 4/15/32	50,949
3,427,383		2.125% due 2/15/40	4,949,961
3,123,449		2.125% due 2/15/41	4,575,117
228,460		0.750% due 2/15/42	268,220
437,841		0.625% due 2/15/43	505,279
4,618,317		1.375% due 2/15/44	6,191,151
241,146		0.750% due 2/15/45	289,133
4,673,312		1.000% due 2/15/46	5,947,895
1,700,155		0.875% due 2/15/47	2,126,805
1,590,999		1.000% due 2/15/48	2,062,433
		U.S. Treasury Inflation Indexed Notes:
1,179,940		1.125% due 1/15/21	1,179,695
3,972,891		0.125% due 4/15/21	3,948,978
194,687		0.625% due 7/15/21	196,139
4,094,072		0.125% due 1/15/22	4,104,122
12,632,188		0.125% due 4/15/22(a)	12,658,450
15,218,128		0.125% due 1/15/23(a)	15,370,700
6,879,173		0.625% due 4/15/23	7,051,749
804,832		0.125% due 10/15/24(a)	828,656
11,145,335		0.625% due 1/15/26(a)	11,844,679
8,006,157		0.125% due 7/15/26(a)	8,342,430
5,161,048		0.375% due 1/15/27	5,461,849
8,240,878		0.375% due 7/15/27(a)	8,795,831
8,557,623		0.500% due 1/15/28(a)	9,219,280
11,527,019		0.750% due 7/15/28(SBB)	12,751,687
4,385,367		0.875% due 1/15/29	4,900,250
1,480,306		0.250% due 7/15/29	1,586,614
40,129		0.125% due 1/15/30	42,531
130,000		U.S. Treasury Notes, 1.750% due 12/31/24	138,673

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $149,987,084)	161,962,737

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
		Alternative Loan Trust:
328,935	Caa2(b)	Series 2006-HY11, Class A1, 0.288% (1-Month USD-LIBOR + 0.120%) due 6/25/36(c)	297,908
53,211	WR(b)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	52,700
666,596	Caa3(b)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	649,065
2,060	AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.305% (6-Month USD-LIBOR + 1.500%) due 9/25/45(c)	2,036
46,864	AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 1.906% (3-Month USD-LIBOR + 0.730%) due 4/16/26(c)(d)	46,663
589,602	Aaa(b)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.234% (1-Month USD-LIBOR + 1.050%) due 9/15/36(c)(d)	568,003
		Bayview Opportunity Master Fund IVa Trust:
70,295	NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(d)	71,193
63,945	NR	Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(d)	62,324
25,342	BBB-	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.082% due 5/25/33(c)	24,571

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9% - (continued)
$ 291,083		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.143% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	$287,634
67,639		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 0.528% (1-Month USD-LIBOR + 0.360%) due 3/25/35(c)(d)	64,637
			CHL Mortgage Pass-Through Trust:
981,509		WR(b)	Series 2005-HYB6, Class 2A1, 3.766% due 10/20/35(c)	940,569
106,823		WR(b)	Series 2005-HYB9, Class 2A1, 3.939% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	97,130
137,169		Caa2(b)	Series 2006-6, Class A4, 6.000% due 4/25/36	104,432
198,405		WD(e)	Series 2007-1, Class A1, 6.000% due 3/25/37	154,453
			Citigroup Mortgage Loan Trust:
6,689		B-	Series 2004-HYB2, Class 2A, 4.023% due 3/25/34(c)	6,490
264,992		Caa2(b)	Series 2007-AR4, Class 1A1A, 3.995% due 3/25/37(c)	239,916
92,322		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(c)(d)	91,588
32,085		WR(b)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	32,027
			Countrywide Asset-Backed Certificates:
436,602		CC	Series 2007-1, Class 1A, 0.308% (1-Month USD-LIBOR + 0.140%) due 7/25/37(c)	376,290
91,827		CC	Series 2007-6, Class 1A, 0.368% (1-Month USD-LIBOR + 0.200%) due 9/25/37(c)	76,289
527,784		CCC	Series 2007-8, Class 1A1, 0.358% (1-Month USD-LIBOR + 0.190%) due 11/25/37(c)	485,191
821,619		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 0.318% (1-Month USD-LIBOR + 0.150%) due 9/29/36(c)(d)	789,482
185,084		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.543% due 8/26/58(d)	187,540
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 1.218% (1-Month USD-LIBOR + 1.050%) due 5/25/35(c)	137,520
1,010,956		CC	Series 2007-CB6, Class A3, 0.707% (1-Month USD-LIBOR + 0.220%) due 7/25/37(c)(d)	709,058
599,550		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 2.075% (3-Month USD-LIBOR + 0.940%) due 7/17/28(c)(d)	587,237
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 1.893% (1-Month USD-LIBOR + 1.725%) due 11/25/34(c)	140,232
980,174		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.268% (1-Month USD-LIBOR + 1.100%) due 5/25/37(c)(d)	939,644
500,000	EUR	AAA	Euro-Galaxy V CLO BV, Series 2016-5A, Class ARV, 0.820% (3-Month EURIBOR + 0.820%) due 11/10/30(c)(d)	549,960
99,153		Aaa(b)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 1.291% (3-Month USD-LIBOR + 0.920%) due 5/28/28(c)(d)	96,807
955,745		NR	Fannie Mae REMICS, Series 2019-5, Class FA, 0.568% (1-Month USD-LIBOR + 0.400%) due 3/25/49(c)	954,734
			Government National Mortgage Association:
448,766		NR	Series 2018-H15, Class FG, 2.266% (1-Year USD-LIBOR + 0.150%) due 8/20/68(c)	443,662
929,367		NR	Series 2019-20, Class FE, 0.571% (1-Month USD-LIBOR + 0.400%) due 2/20/49(c)	928,223
31,127		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.220% due 3/25/46	22,696
5,283		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.511% (1-Month USD-LIBOR + 0.340%) due 6/20/35(c)	5,198
808,108	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.287% (Sterling Overnight Index Average + 1.050%) due 5/25/53(c)(d)	990,857
66,198		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.808% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	57,133
237,370		Aaa(b)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 1.985% (3-Month USD-LIBOR + 0.850%) due 1/17/28(c)(d)	231,673
440,417		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.628% (1-Month USD-LIBOR + 0.460%) due 3/25/36(c)	413,207
200,000		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 1.634% (1-Month USD-LIBOR + 1.450%) due 12/15/31(c)(d)	195,682
260,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.442% (0.800% - 3-Month EURIBOR) due 12/15/29(d)(h)	285,487
88,071		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(d)	88,944
441,640		WD(e)	Lehman XS Trust, Series 2007-20N, Class A1, 1.318% (1-Month USD-LIBOR + 1.150%) due 12/25/37(c)	392,452
193,163		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.288% (1-Month USD-LIBOR + 0.120%) due 8/25/36(c)	94,570
286,409		Aaa(b)	Monarch Grove CLO, Series 2018-1A, Class A1, 1.871% (3-Month USD-LIBOR + 0.880%) due 1/25/28(c)(d)	281,397
602,259		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.131% (3-Month USD-LIBOR + 0.820%) due 10/13/27(c)(d)	590,278
14,046		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.664% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	13,605
			New Residential Mortgage Loan Trust:
72,557		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(c)(d)	76,948
372,834		Aaa(b)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(c)(d)	383,013
			Option One Mortgage Loan Trust:
121,569		CC	Series 2007-1, Class 1A1, 0.308% (1-Month USD-LIBOR + 0.140%) due 1/25/37(c)	86,647
117,435		CC	Series 2007-2, Class 1A1, 0.308% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	87,827
700,000	EUR	AAA	OZLME BV, Series 1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 1/18/30(c)(d)	635,047
600,000		B+	RASC Trust, Series 2006-KS3, Class M1, 0.498% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	565,156
596,090		WD(e)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	366,897

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9% - (continued)
			Securitized Asset-Backed Receivables LLC Trust:
$ 585,269		CC	Series 2006-FR3, Class A3, 0.418% (1-Month USD-LIBOR + 0.250%) due 5/25/36(c)	$362,318
114,554		CC	Series 2006-HE2, Class A2C, 0.318% (1-Month USD-LIBOR + 0.150%) due 7/25/36(c)	60,818
306,989		B	Sequoia Mortgage Trust, Series 6, Class A, 0.812% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	293,341
182,500	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 1.235% (Sterling Overnight Index Average + 0.750%) due 1/21/70(c)(d)	226,196
900,000		Aaa(b)	Sound Point Clo XIV Ltd., Series 2016-3A, Class AR, 2.193% (3-Month USD-LIBOR + 1.150%) due 1/23/29(c)(d)	882,299
			Soundview Home Loan Trust:
283,327		CC	Series 2007-OPT1, Class 1A1, 0.368% (1-Month USD-LIBOR + 0.200%) due 6/25/37(c)	219,232
78,018		CCC	Series 2007-OPT2, Class 2A3, 0.348% (1-Month USD-LIBOR + 0.180%) due 7/25/37(c)	70,891
448,092		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(d)	421,129
215,570		Aaa(b)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.261% (3-Month USD-LIBOR + 0.950%) due 7/14/26(c)(d)	214,065
260,000		Aaa(b)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 2.099% (3-Month USD-LIBOR + 0.880%) due 4/15/28(c)(d)	257,389
59,489		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.099% (3-Month USD-LIBOR + 0.880%) due 1/15/26(c)(d)	59,484
360,000		Aaa(b)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 1.975% (3-Month USD-LIBOR + 0.840%) due 4/20/28(c)(d)	353,710
500,000		Aaa(b)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 2.248% (3-Month USD-LIBOR + 1.150%) due 10/22/31(c)(d)	485,178
329,098		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 1.171% (3-Month USD-LIBOR + 0.800%) due 2/28/26(c)(d)	322,256
768,763		Aaa(b)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.069% (3-Month USD-LIBOR + 0.850%) due 1/15/28(c)(d)	752,122
327,463		Aaa(b)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.099% (3-Month USD-LIBOR + 0.880%) due 4/15/27(c)(d)	319,362
			WaMu Mortgage Pass-Through Certificates Trust:
13,623		Baa1(b)	Series 2002-AR2, Class A, 2.134% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	12,935
5,350		BBB	Series 2002-AR17, Class 1A, 2.891% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	4,902

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $23,111,511)	22,377,549

MORTGAGE-BACKED SECURITIES - 12.5%
FNMA - 12.5%
			Federal National Mortgage Association (FNMA):
4,541,992			4.000% due 9/1/48	4,836,816
4,300,000			2.500% due 7/1/50(f)	4,443,609
2,700,000			4.000% due 7/1/50(f)	2,874,340
1,200,000			2.000% due 8/1/50(f)	1,218,467
5,200,000			3.000% due 8/1/50(f)	5,447,679

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,715,603)	18,820,911

SOVEREIGN BONDS - 6.6%
Argentina - 0.3%
21,644,000	ARS	NR	Argentina POM Politica Monetaria, 38.036% due 6/21/20(c)	331,124
727,000	ARS	NR	Bonos del Tesoro Nacional en Pesos Badlar, 25.320% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(c)	9,822
4,740,000	ARS	NR	Ciudad Autonoma de Buenos Aires, 28.137% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(c)	65,766

			Total Argentina	406,712

Australia - 1.1%
			Australia Government Bonds:
1,040,000	AUD	Aaa(b)	1.250% due 2/21/22	818,662
890,000	AUD	Aaa(b)	3.000% due 9/20/25	859,734

			Total Australia	1,678,396

Brazil - 0.7%
5,768,000	BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 7/1/20	1,078,938

Canada - 0.3%
			Canadian Government Real Return Bonds:
466,605	CAD	AAA	4.250% due 12/1/26	434,097
52,552	CAD	AAA	0.500% due 12/1/50	42,385

			Total Canada	476,482

Italy - 1.2%
1,600,059	EUR	NR	Italy Buoni Poliennali Del Tesoro, 1.400% due 5/26/25(d)	1,790,666

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 6.6% - (continued)
Japan - 2.0%
			Japanese Government CPI Linked Bonds:
$ 140,656,880	JPY	A1(b)	0.100% due 3/10/28	$1,300,338
181,892,330	JPY	A1(b)	0.100% due 3/10/29	1,677,332

			Total Japan	2,977,670

New Zealand - 0.6%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	890,940

Peru - 0.3%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(d)	473,922

Qatar - 0.1%
200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	213,499

			TOTAL SOVEREIGN BONDS (Cost - $11,098,343)	9,987,225

CORPORATE BONDS & NOTES - 6.1%
Banks - 2.9%
100,000	EUR	Ba1(b)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(c)(g)	107,926
200,000	EUR	Baa3(b)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(g)(h)	230,789
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	710,431
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	156,500
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.995% (3-Month USD-LIBOR + 0.800%) due 6/21/21(c)	199,804
15,510,892	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,274,298
			Royal Bank of Scotland Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(g)	249,739
			Senior Unsecured Notes:
200,000		BBB	2.766% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	195,650
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	214,536

			Total Banks	4,339,673

Diversified Financial Services - 2.5%
			Ally Financial Inc.:
400,000		BBB-	Company Guaranteed Notes, 8.000% due 11/1/31	501,762
100,000		BBB-	Senior Unsecured Notes, 8.000% due 11/1/31	122,291
18,695,799	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,744,489
2,661,176	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.000% due 10/1/50	389,979

			Total Diversified Financial Services	3,758,521

Electric - 0.2%
200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	209,234
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 1.191% (3-Month USD-LIBOR + 0.450%) due 3/15/21(c)	99,861

			Total Electric	309,095

Oil & Gas - 0.3%
505,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30(d)	482,055
2,120,000	ARS	NA	YPF SA, Senior Unsecured Notes, 52.992% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(c)	32,677

			Total Oil & Gas	514,732

Telecommunications - 0.2%
300,000		BBB	AT&T Inc., Senior Unsecured Notes, 1.100% (3-Month USD-LIBOR + 0.750%) due 6/1/21(c)	301,168

			TOTAL CORPORATE BONDS & NOTES (Cost - $9,349,442)	9,223,189

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $212,261,983)	222,371,611

SHORT-TERM INVESTMENTS - 0.4%
TIME DEPOSITS - 0.4%
34,303	AUD		ANZ National Bank - London, 0.010% due 6/1/20	22,860
98,481	EUR		Banco Santander SA - Frankfurt, (0.660)% due 6/1/20	109,324
			BBH - Grand Cayman:
1,525	DKK		(0.600)% due 6/2/20	227

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value
TIME DEPOSITS - 0.4% - (continued)
441	SGD	0.000% due 6/1/20	$312
14,062	GBP	0.010% due 6/1/20	17,364
37	CAD	0.040% due 6/1/20	27
7,613	NZD	0.050% due 6/2/20	4,726
4,521	ZAR	2.800% due 6/1/20	257
$360,935		Citibank - New York, 0.010% due 6/1/20	360,935
5,536,705	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 6/1/20	51,339
		TOTAL SHORT-TERM INVESTMENTS (Cost - $567,371)	567,371

		TOTAL INVESTMENTS IN SECURITIES (Cost - $212,829,354)	222,938,982

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $1,625)	2,205

		TOTAL INVESTMENTS - 148.3% (Cost - $212,830,979)	222,941,187

		Liabilities in Excess of Other Assets - (48.3)%	(72,572,680)

		TOTAL NET ASSETS - 100.0%	$150,368,507

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $15,563,295 and represents 10.4% of net assets.

(e)	Rating by Fitch Ratings Service.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2020.
(SBB)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $4,258,551, which represents 2.8% of net assets.

At May 31, 2020, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$212,830,979	$14,208,924	$(3,936,362)	$10,272,562

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
U.S. Government Obligations	72.7%
Collateralized Mortgage Obligations	10.0
Mortgage-Backed Securities	8.4
Sovereign Bonds	4.5
Corporate Bonds & Notes	4.1
Purchased Options	0.0
Short-Term Investments	0.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
5	$877,000	Euro-Bund July Futures, Put	SOG	6/26/20	EUR	160.50	$55
31	3,473,240	Euro-Schatz July Futures, Call	SOG	6/26/20	EUR	114.00	172
103	11,540,120	Euro-Schatz July Futures, Call	SOG	6/26/20	EUR	114.20	572
90	12,479,063	U.S. Treasury 10-Year Note July Futures, Call	CITI	6/26/20		$159.00	1,406

		Total Options on Futures					2,205

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $1,625)					$2,205

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	302,400	OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Put	BNP	6/17/20	0.800%	$490

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
700,000	2,030EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	JPM	8/25/20	0.000%	$22,053

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
9	1,578,600EUR	Euro-Bund July Futures, Call	SOG	6/26/20	EUR 175.50	$10,390
9	1,578,600 EUR	Euro-Bund July Futures, Put	SOG	6/26/20	EUR 175.50	8,892

		Total Options on Futures				19,282

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $41,108)				$41,825

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	NatWest Markets Securities Inc.:
$11,688,000	0.240% due 7/6/20	$11,688,000
2,103,750	0.240% due 7/8/20	2,103,750
7,213,500	0.220% due 7/9/20	7,213,500
34,902,306	0.250% due 7/15/20	34,902,306

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $55,907,556)	$55,907,556

For the period ended May 31, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $46,015,278 and 1.555%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl June Futures	12	6/20	$1,798,762	$1,800,361	$1,599
Euro-Bund September Futures	28	9/20	5,457,995	5,459,693	1,698
U.S. Treasury 2-Year Note September Futures	7	9/20	1,545,684	1,545,906	222
U.S. Treasury 5-Year Note September Futures	48	9/20	6,027,050	6,030,000	2,950
U.S. Treasury Ultra Long Bond September Futures	3	9/20	656,940	654,094	(2,846)

					3,623

Contracts to Sell:
Australian Government 10-Year Bond June Futures	4	6/20	406,314	397,092	9,222
Australian Government 3-Year Bond June Futures	14	6/20	1,089,980	1,092,734	(2,754)
Euro-BTP June Futures	3	6/20	466,198	473,436	(7,238)
Euro-Buxl 30-Year Bond June Futures	10	6/20	2,400,702	2,353,856	46,846
Euro-Schatz Note September Futures	204	9/20	25,386,782	25,382,813	3,969
Japan Government 10-Year Bond June Futures	3	6/20	4,324,818	4,233,854	90,964
Short Euro-BTP June Futures	16	6/20	1,983,316	1,988,589	(5,273)
U.S. Treasury 10-Year Note September Futures	162	9/20	22,485,562	22,528,125	(42,563)
U.S. Treasury Long Bond September Futures	12	9/20	2,136,750	2,140,500	(3,750)
U.S. Ultra Long Bond September Futures	10	9/20	1,567,603	1,573,281	(5,678)

					83,745

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$87,368

At May 31, 2020, Inflation-Linked Fixed Income Fund had deposited cash of $562,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Danish Krone	2,005,000	USD	294,080	JPM	$298,757	7/1/20	$4,677
Euro	68,000	USD	74,485	SCB	75,487	6/2/20	1,002
Indonesian Rupiah	16,302,736,400	USD	1,175,819	SCB	1,113,550	6/17/20	(62,269)
Japanese Yen	327,000,000	USD	3,032,551	MLP	3,032,129	6/2/20	(422)
Japanese Yen	17,200,000	USD	161,831	SCB	159,489	6/2/20	(2,342)

							(59,354)

Contracts to Sell:
Australian Dollar	2,521,000	USD	1,635,826	MLP	1,679,994	6/2/20	(44,168)
Australian Dollar	2,521,000	USD	1,679,011	MLP	1,679,950	7/2/20	(939)
Brazilian Real	5,768,000	USD	1,377,597	JPM	1,079,654	7/2/20	297,943
British Pound	24,000	USD	29,801	JPM	29,637	6/2/20	164
British Pound	23,000	USD	28,440	JPM	28,401	6/2/20	39
British Pound	1,130,000	USD	1,418,804	SCB	1,395,380	6/2/20	23,424
British Pound	19,000	USD	23,274	SCB	23,462	6/2/20	(188)
Canadian Dollar	644,000	USD	459,206	SCB	467,752	6/2/20	(8,546)
Danish Krone	37,419,774	USD	5,460,894	BCLY	5,575,780	7/1/20	(114,886)
Danish Krone	685,000	USD	100,931	BCLY	102,069	7/1/20	(1,138)
Euro	1,857,000	USD	2,031,301	BNP	2,061,455	6/2/20	(30,154)
Euro	1,122,000	USD	1,223,264	MLP	1,245,532	6/2/20	(22,268)
Euro	285,000	USD	313,625	MLP	316,378	6/2/20	(2,753)
Euro	2,911,000	USD	3,240,011	SCB	3,233,464	7/2/20	6,547
Indonesian Rupiah	15,849,940,000	USD	1,108,000	JPM	1,082,623	6/17/20	25,377
Japanese Yen	344,200,000	USD	3,217,033	JPM	3,191,618	6/2/20	25,415
Japanese Yen	327,000,000	USD	3,033,896	MLP	3,033,468	7/2/20	428
New Zealand Dollar	640,500	USD	394,301	HSBC	397,622	6/2/20	(3,321)
New Zealand Dollar	11,000	USD	6,570	JPM	6,829	6/2/20	(259)
New Zealand Dollar	640,500	USD	393,976	SCB	397,622	6/2/20	(3,646)
New Zealand Dollar	861,333	USD	534,152	HSBC	534,646	7/2/20	(494)
New Zealand Dollar	430,667	USD	267,107	SCB	267,323	7/2/20	(216)
Peruvian Sol	1,581,510	USD	460,612	JPM	461,039	6/17/20	(427)
Singapore Dollar	7,000	USD	4,901	MLP	4,955	6/17/20	(54)

							145,880

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$86,526

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	$(91,639)	$2,137	$(93,776)
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(1,345)	(101)	(1,244)

							$(92,984)	$2,036	$(95,020)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	$(74,921)	$(3,199)	$(71,722)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	100,965	57	100,908
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(17,375)	–	(17,375)
Pay	2-Year GBP Inflation Linked	2.600%	5/15/22	GBP	1,200,000	(150)	177	(327)
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	4,000,000	72,695	112,667	(39,972)
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	83,406	(181)	83,587
Pay	10-Year GBP Inflation Linked	3.717%	12/15/28	GBP	920,000	82,674	–	82,674
Pay	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,430,000	(115,383)	(251,380)	135,997
Receive	15-Year GBP Inflation Linked	3.597%	9/15/34	GBP	1,010,000	(109,590)	421	(110,011)
Receive	2-Year USD Inflation Linked	1.488%	10/1/21	USD	900,000	(16,628)	–	(16,628)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(110,954)	–	(110,954)
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	(366,420)	–	(366,420)
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(6,393)	–	(6,393)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	55,606	(1,416)	57,022
Pay	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	89,957	1,434	88,523
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	107,068	2,083	104,985
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	42,185	–	42,185
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	63,766	–	63,766
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	65,178	–	65,178

						$(54,314)	$(139,337)	$85,023

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit iTraxx Europe Series 33 5-Year Index	1.000%	6/20/25	3-Month	0.723%	EUR	700,000	$12,377	$11,118	$1,259

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 33 5-Year Index	5.000%	12/20/24	3-Month	5.531%	USD	1,425,000	$14,435	$(91,320)	$105,755
Markit CDX North America High Yield Index Series 34 5-Year Index	5.000%	6/20/25	3-Month	5.487%	USD	2,254,000	22,859	131,177	(108,318)

							$37,294	$39,857	$(2,563)

Centrally Cleared - Credit Default Swaps on Corporate Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A-	1.000%	12/20/20	3-Month	0.454%	EUR	100,000	$569	$1,651	$(1,082)
General Electric Co., BBH+	1.000%	12/20/23	3-Month	2.037%	USD	100,000	(3,314)	(4,874)	1,560

							$(2,745)	$(3,223)	$478

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At May 31, 2020, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $874,000 for open centrally cleared swap contracts.

At May 31, 2020, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $350,000 for open OTC swap contracts.

At May 31, 2020, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing date	Maturity date	Borrowing rate	Amount borrowed
BNP Paribas	5/6/2020	8/6/2020	(0.58)%	$2,214,345
BNP Paribas	5/26/2020	6/1/2020	0.20%	2,051,788

				$4,266,133

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

ARS	—	Argentine Peso	BCLY	—	Barclays Bank PLC
AUD	—	Australian Dollar	BNP	—	BNP Paribas SA
BRL	—	Brazilian Real	CITI	—	Citigroup Global Markets Inc.
CAD	—	Canadian Dollar	HSBC	—	HSBC Bank USA
DKK	—	Danish Krone	JPM	—	JPMorgan Chase & Co.
EUR	—	Euro	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
GBP	—	British Pound	SCB	—	Standard Chartered Bank
JPY	—	Japanese Yen	SOG	—	Societe Generale SA
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See pages 260-262 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.7%
Aerospace/Defense - 0.3%
$1,500,000	B	Spirit AeroSystems Inc., Company Guaranteed Notes, 1.541% (3-Month USD-LIBOR + 0.800%) due 6/15/21(a)	$1,355,224

Agriculture - 2.0%
		BAT Capital Corp., Company Guaranteed Notes:
2,330,000	BBB+	1.014% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	2,329,558
1,900,000	BBB+	1.272% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	1,860,824
		Imperial Brands Finance PLC, Company Guaranteed Notes:
1,100,000	BBB	2.950% due 7/21/20(b)	1,101,467
2,400,000	BBB	3.750% due 7/21/22(b)	2,460,100

		Total Agriculture	7,751,949

Airlines - 0.0%
87,806	BBB+	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Pass-Thru Certificates, 6.264% due 11/20/21	83,414

Auto Manufacturers - 6.9%
500,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 1.609% (3-Month USD-LIBOR + 0.610%) due 9/9/21(a)	498,125
500,000	A	BMW US Capital LLC, Company Guaranteed Notes, 0.934% (3-Month USD-LIBOR + 0.500%) due 8/13/21(a)(b)	494,023
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	BBB+	0.865% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	492,135
5,600,000	BBB+	1.238% (3-Month USD-LIBOR + 0.880%) due 2/22/22(a)(b)	5,423,279
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BB+	2.343% due 11/2/20	997,880
1,037,000	BB+	2.183% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	983,943
		General Motors Co., Senior Unsecured Notes:
1,900,000	BBB	1.274% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	1,888,693
200,000	BBB	1.796% (3-Month USD-LIBOR + 0.900%) due 9/10/21(a)	189,919
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
575,000	BBB	3.200% due 7/13/20	575,684
300,000	BBB	2.170% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	292,194
1,500,000	BBB	2.685% (3-Month USD-LIBOR + 1.310%) due 6/30/22(a)	1,390,867
2,400,000	BBB	Senior Unsecured Notes, 1.601% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,294,429
500,000	BBB	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 2.400% due 6/15/20(b)	500,028
		Hyundai Capital America, Senior Unsecured Notes:
600,000	BBB+	1.689% (3-Month USD-LIBOR + 0.800%) due 9/18/20(a)(b)	598,156
800,000	BBB+	1.604% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	786,709
1,700,000	BBB+	3.450% due 3/12/21	1,710,701
600,000	BBB+	2.292% (3-Month USD-LIBOR + 0.940%) due 7/8/21(a)	584,893
500,000	BBB+	3.750% due 7/8/21(b)	504,548
800,000	BBB+	Hyundai Capital Services Inc., Senior Unsecured Notes, 2.625% due 9/29/20	799,099
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,000,000	BBB	1.261% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	956,904
1,000,000	BBB	2.065% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	868,743
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
1,000,000	BBB+	3.875% due 11/13/20(b)	1,012,371
3,000,000	BBB+	1.375% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)	2,953,623

		Total Auto Manufacturers	26,796,946

Banks - 22.1%
1,000,000	A1(c)	ABN AMRO Bank NV, Senior Unsecured Notes, 1.935% (3-Month USD-LIBOR + 0.800%) due 7/19/22(a)	1,001,240
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 1.571% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	786,462
491,000	BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	497,038
1,000,000	A-	Bank of America Corp., Senior Unsecured Notes, 2.104% (3-Month USD-LIBOR + 0.790%) due 3/5/24(a)	985,787

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.7% - (continued)
Banks - 22.1% - (continued)
$ 500,000	A	Barclays Bank PLC, Senior Unsecured Notes, 1.771% (3-Month USD-LIBOR + 0.460%) due 1/11/21(a)	$500,111
		Barclays PLC, Senior Unsecured Notes:
2,300,000	BBB	2.558% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	2,323,205
515,000	BBB	3.200% due 8/10/21	525,654
300,000	BBB	1.822% (3-Month USD-LIBOR + 1.430%) due 2/15/23(a)	296,501
		Citigroup Inc., Senior Unsecured Notes:
1,500,000	BBB+	1.970% (3-Month USD-LIBOR + 0.950%) due 7/24/23(a)	1,489,056
2,100,000	BBB+	1.780% (3-Month USD-LIBOR + 1.430%) due 9/1/23(a)	2,114,084
500,000	BBB+	1.486% (3-Month USD-LIBOR + 1.100%) due 5/17/24(a)	494,904
300,000	BBB+	1.373% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	295,283
1,200,000	A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 2.141% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,208,752
1,750,000	BBB+	Credit Suisse Group AG, Senior Unsecured Notes, 2.024% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)	1,722,668
2,000,000	BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 3.425% (3-Month USD-LIBOR + 2.290%) due 4/16/21(a)	2,027,536
		Danske Bank AS, Senior Unsecured Notes:
500,000	A	2.750% due 9/17/20	502,897
1,731,000	A	2.800% due 3/10/21(b)	1,751,947
1,050,000	A	2.000% due 9/8/21	1,056,851
		DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000	Aa2(c)	1.611% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	993,341
3,000,000	Aa2(c)	1.611% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	2,980,024
		DNB Bank ASA, Senior Unsecured Notes:
1,000,000	AA-	1.414% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)	1,007,568
2,000,000	AA-	0.964% (3-Month USD-LIBOR + 0.620%) due 12/2/22(a)(b)	1,991,719
600,000	NR	Eksportfinans ASA, Senior Unsecured Notes, 1.248% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(d)	600,420
1,500,000	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 2.126% (3-Month USD-LIBOR + 0.950%) due 4/16/22(a)	1,495,271
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	BBB+	1.562% (3-Month USD-LIBOR + 1.170%) due 11/15/21(a)	901,730
1,000,000	BBB+	2.101% (3-Month USD-LIBOR + 1.110%) due 4/26/22(a)	1,001,145
1,986,000	BBB+	1.540% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	1,962,957
		HSBC Holdings PLC, Senior Unsecured Notes:
2,300,000	A-	1.434% (3-Month USD-LIBOR + 0.650%) due 9/11/21(a)	2,300,579
1,400,000	A-	2.873% (3-Month USD-LIBOR + 1.500%) due 1/5/22(a)	1,412,104
3,600,000	A-	1.386% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	3,557,435
		ICICI Bank Ltd., Senior Unsecured Notes:
700,000	BBB-	3.125% due 8/12/20	701,484
500,000	BBB-	5.750% due 11/16/20	507,853
1,200,000	A-	ING Groep NV, Senior Unsecured Notes, 2.525% (3-Month USD-LIBOR + 1.150%) due 3/29/22(a)	1,200,003
3,900,000	A-	JPMorgan Chase & Co., Senior Unsecured Notes, 1.499% (3-Month USD-LIBOR + 0.610%) due 6/18/22(a)	3,893,173
800,000	A+	KEB Hana Bank, Senior Unsecured Notes, 2.151% (3-Month USD-LIBOR + 0.700%) due 10/2/22(a)(b)	796,400
3,900,000	BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.995% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	3,896,181
		Mizuho Financial Group Inc., Senior Unsecured Notes:
1,500,000	A-	1.648% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,487,068
1,000,000	A-	2.016% (3-Month USD-LIBOR + 0.840%) due 7/16/23(a)	983,336
2,500,000	A-	1.623% (3-Month USD-LIBOR + 0.850%) due 9/13/23(a)	2,453,378
2,000,000	A-	0.990% (3-Month USD-LIBOR + 0.630%) due 5/25/24(a)	1,929,066
1,400,000	A-	NatWest Markets PLC, Senior Unsecured Notes, 2.775% (3-Month USD-LIBOR + 1.400%) due 9/29/22(a)(b)	1,393,854
		QNB Finance Ltd.:
		Company Guaranteed Notes:
600,000	A	1.713% (3-Month USD-LIBOR + 1.350%) due 5/31/21(a)	601,083
1,000,000	Aa3(c)	2.705% (3-Month USD-LIBOR + 1.570%) due 7/18/21(a)	1,004,494
1,000,000	A	1.556% (3-Month USD-LIBOR + 1.000%) due 5/2/22(a)	986,259
1,600,000	Aa3(c)	Senior Unsecured Notes, 1.898% (3-Month USD-LIBOR + 1.450%) due 8/11/21(a)	1,606,019
800,000	Aa3(c)	QNB Finance Ltd., (Restricted, cost - $808,304, acquired 6/20/19), Senior Unsecured Notes, 2.321% (3-Month USD-LIBOR + 1.320%) due 12/6/21(a)(e)	811,287

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.7% - (continued)
Banks - 22.1% - (continued)
$ 5,000,000	BBB	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.862% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	$4,930,635
2,000,000	BBB+	Santander Holdings USA Inc., 4.250% due 12/3/21	2,087,700
800,000	A	Santander UK PLC, Senior Unsecured Notes, 0.970% (3-Month USD-LIBOR + 0.620%) due 6/1/21(a)	801,708
		Standard Chartered PLC, Senior Unsecured Notes:
600,000	BBB+	2.285% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	593,319
1,700,000	BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,778,771
300,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 1.546% (3-Month USD-LIBOR + 0.370%) due 10/16/20(a)	300,445
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000	A-	2.091% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,073,815
500,000	A-	1.875% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	496,725
4,300,000	A-	UBS Group AG, Senior Unsecured Notes, 3.091% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	4,361,497
		Wells Fargo & Co., Senior Unsecured Notes:
2,811,000	A-	1.378% (3-Month USD-LIBOR + 0.930%) due 2/11/22(a)	2,811,637
1,100,000	A-	1.990% (3-Month USD-LIBOR + 1.230%) due 10/31/23(a)	1,100,802

		Total Banks	86,372,261

Beverages - 0.3%
1,000,000	BBB	Constellation Brands Inc., Company Guaranteed Notes, 1.092% (3-Month USD-LIBOR + 0.700%) due 11/15/21(a)	993,806

Building Materials - 0.3%
1,100,000	BBB+	Vulcan Materials Co., Senior Unsecured Notes, 1.341% (3-Month USD-LIBOR + 0.600%) due 6/15/20(a)	1,099,400

Commercial Services - 1.7%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
1,000,000	A1(c)	1.591% (3-Month USD-LIBOR + 0.850%) due 9/14/21(a)	1,005,989
1,200,000	A1(c)	2.567% due 11/2/21	1,226,311
3,000,000	A1(c)	2.273% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	2,991,450
		Equifax Inc., Senior Unsecured Notes:
400,000	BBB	2.300% due 6/1/21	403,831
1,150,000	BBB	1.262% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	1,136,150

		Total Commercial Services	6,763,731

Computers - 0.8%
3,200,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(b)	3,260,577

Diversified Financial Services - 5.3%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,200,000	BBB	4.500% due 5/15/21	1,169,787
300,000	BBB	5.000% due 10/1/21	292,759
500,000	BBB	4.450% due 12/16/21	475,115
400,000	BBB	4.625% due 7/1/22	375,963
1,400,000	BBB	Air Lease Corp., Senior Unsecured Notes, 3.500% due 1/15/22	1,340,392
1,100,000	BBB-	Aircastle Ltd., Senior Unsecured Notes, 5.125% due 3/15/21	1,078,612
		Ally Financial Inc.:
600,000	BBB-	Company Guaranteed Notes, 7.500% due 9/15/20	606,834
500,000	BBB-	Senior Unsecured Notes, 4.125% due 2/13/22	512,217
500,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(b)	441,204
		BOC Aviation Ltd., Senior Unsecured Notes:
1,000,000	A-	1.606% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	986,700
1,000,000	A-	1.606% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	986,700
1,000,000	A-	3.000% due 5/23/22	1,012,612
500,000	A-	2.750% due 9/18/22	501,157
200,000	A-	2.750% due 9/18/22(b)	200,463
1,300,000	BBB	International Lease Finance Corp., Senior Unsecured Notes, 8.625% due 1/15/22	1,332,958
800,000	BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(b)	804,446
500,000	Baa2(c)	Mirae Asset Daewoo Co., Ltd., Senior Unsecured Notes, 4.125% due 11/7/21	514,805
500,000	A-	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 2.652% due 9/19/22(b)	512,669
700,000	B+	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	689,273

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.7% - (continued)
Diversified Financial Services - 5.3% - (continued)
$ 900,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	$929,635
		ORIX Corp., Senior Unsecured Notes:
3,300,000	A-	2.650% due 4/13/21	3,320,006
200,000	A-	3.200% due 1/19/22	203,082
400,000	A-	2.900% due 7/18/22	414,035
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
600,000	BBB-	3.625% due 3/15/21(b)	552,383
1,300,000	BBB-	5.250% due 8/15/22(b)	1,148,252
400,000	BB-	Springleaf Finance Corp., Company Guaranteed Notes, 7.750% due 10/1/21	410,910

		Total Diversified Financial Services	20,812,969

Electric - 1.9%
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 0.924% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)	1,598,393
300,000	BBB+	Exelon Generation Co. LLC, Senior Unsecured Notes, 4.000% due 10/1/20	300,665
400,000	BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	451,740
700,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 0.921% (3-Month USD-LIBOR + 0.550%) due 8/28/21(a)	700,053
1,000,000	BBB+	PPL WEM Ltd./Western Power Distribution PLC, Senior Unsecured Notes, 5.375% due 5/1/21(b)	1,024,052
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 1.191% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	1,697,634
1,500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 1.666% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	1,497,652

		Total Electric	7,270,189

Electronics - 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	307,866

Food - 0.7%
400,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 1.371% (3-Month USD-LIBOR + 0.630%) due 3/15/21(a)	399,298
		Conagra Brands Inc., Senior Unsecured Notes:
1,500,000	BBB-	1.820% (3-Month USD-LIBOR + 0.500%) due 10/9/20(a)	1,498,693
300,000	BBB-	3.800% due 10/22/21	311,923
		Kraft Heinz Foods Co., Company Guaranteed Notes:
200,000	BB+	3.375% due 6/15/21	202,868
300,000	BB+	1.268% (3-Month USD-LIBOR + 0.820%) due 8/10/22(a)	294,174

		Total Food	2,706,956

Gas - 0.2%
600,000	BBB	Centrica PLC, Senior Unsecured Notes, 2.216% (3-Month USD-LIBOR + 1.000%) due 9/25/20(a)	600,710

Healthcare - Products - 0.2%
900,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.802% (3-Month USD-LIBOR + 0.750%) due 3/19/21(a)	892,630

Healthcare - Services - 0.3%
1,200,000	A-	Cigna Holding Co., Company Guaranteed Notes, 5.125% due 6/15/20	1,202,000

Holding Companies - Diversified - 0.1%
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	523,483

Household Products/Wares - 0.2%
900,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 1.764% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	887,813

Insurance - 1.3%
500,000	BBB+	American International Group Inc., Senior Unsecured Notes, 3.300% due 3/1/21	508,796
2,800,000	A	Athene Global Funding, Secured Notes, 2.667% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	2,743,892
2,000,000	A-	Marsh & McLennan Cos Inc., Senior Unsecured Notes, 2.575% (3-Month USD-LIBOR + 1.200%) due 12/29/21(a)	1,993,506

		Total Insurance	5,246,194

Lodging - 0.2%
600,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	576,907
400,000	BBB-	Marriott International Inc., Senior Unsecured Notes, 1.649% (3-Month USD-LIBOR + 0.650%) due 3/8/21(a)	389,219

		Total Lodging	966,126

Machinery - Diversified - 0.5%
700,000	BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	710,917
1,200,000	BBB-	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 2.041% (3-Month USD-LIBOR + 1.300%) due 9/15/21(a)	1,141,179

		Total Machinery - Diversified	1,852,096

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.7% - (continued)
Media - 1.5%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
$ 4,018,000	BBB-	3.579% due 7/23/20	$4,018,252
1,000,000	BBB-	4.464% due 7/23/22	1,064,985
700,000	BBB-	2.337% (3-Month USD-LIBOR + 1.650%) due 2/1/24(a)	693,949

		Total Media	5,777,186

Mining - 0.1%
300,000	Baa1(c)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	300,569

Miscellaneous Manufacturers - 0.2%
700,000	BBB	Textron Inc., Senior Unsecured Notes, 0.998% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	695,601

Oil & Gas - 1.4%
1,300,000	A-	BP Capital Markets America Inc., Company Guaranteed Notes, 1.702% (3-Month USD-LIBOR + 0.650%) due 9/19/22(a)	1,260,890
3,355,000	BB+	Occidental Petroleum Corp., Senior Unsecured Notes, 1.842% (3-Month USD-LIBOR + 1.450%) due 8/15/22(a)	2,936,843
1,200,000	A+	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 2.250% due 9/13/20	1,202,292

		Total Oil & Gas	5,400,025

Pharmaceuticals - 1.0%
600,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 1.846% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	596,836
1,000,000	BBB	Becton Dickinson & Co., 2.250% (3-Month USD-LIBOR + 0.875%) due 12/29/20(a)	999,832
400,000	A-	Cigna Corp., Company Guaranteed Notes, 1.493% (3-Month USD-LIBOR + 0.650%) due 9/17/21(a)	397,962
1,400,000	BBB	CVS Health Corp., Senior Unsecured Notes, 1.719% (3-Month USD-LIBOR + 0.720%) due 3/9/21(a)	1,402,298
		Mylan NV, Company Guaranteed Notes:
138,000	BBB-	3.750% due 12/15/20	139,441
200,000	BBB-	3.150% due 6/15/21	203,717

		Total Pharmaceuticals	3,740,086

Pipelines - 1.2%
3,400,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 0.881% (3-Month USD-LIBOR + 0.500%) due 2/18/22(a)	3,344,529
1,300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	1,325,987
200,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 2.014% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	200,000

		Total Pipelines	4,870,516

Real Estate - 0.3%
1,000,000	A-	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	1,016,500

Semiconductors - 1.0%
		Broadcom Inc., Company Guaranteed Notes:
1,690,000	BBB-	3.125% due 4/15/21(b)	1,702,988
1,000,000	BBB-	3.125% due 10/15/22(b)	1,033,558
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
200,000	BBB	4.125% due 6/1/21(b)	205,893
600,000	BBB	4.625% due 6/15/22(b)	631,832
300,000	BBB	3.875% due 9/1/22(b)	314,533

		Total Semiconductors	3,888,804

Telecommunications - 2.0%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	2.305% (3-Month USD-LIBOR + 0.930%) due 6/30/20(a)	1,000,594
4,000,000	BBB	1.964% (3-Month USD-LIBOR + 1.180%) due 6/12/24(a)	3,919,362
400,000	BB	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	420,130
		Verizon Communications Inc., Senior Unsecured Notes:
700,000	BBB+	1.741% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	701,524
1,800,000	BBB+	1.492% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,797,882

		Total Telecommunications	7,839,492

Transportation - 0.2%
600,000	BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 4.625% due 9/23/20(b)	604,508

Trucking & Leasing - 1.4%
		Aviation Capital Group LLC, Senior Unsecured Notes:
500,000	BBB-	6.750% due 4/6/21(b)	465,010

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 55.7% - (continued)
Trucking & Leasing - 1.4% - (continued)
$ 500,000		BBB-	1.300% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	$460,148
2,000,000		BBB-	1.430% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,854,282
1,200,000		BBB-	2.875% due 1/20/22(b)	1,008,516
100,000		BB+	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	99,611
800,000		BBB	GATX Corp., Senior Unsecured Notes, 1.261% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	783,089
200,000		BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.200% due 7/15/20(b)	200,051
700,000		A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.550% due 4/15/24(b)	701,507

			Total Trucking & Leasing	5,572,214

			TOTAL CORPORATE BONDS & NOTES (Cost - $220,560,601)	217,451,841

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.6%
570,976		BB-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 0.948% (1-Month USD-LIBOR + 0.780%) due 4/25/34(a)	542,300
400,000	EUR	Aaa(c)	Arbour CLO IV DAC, Series 2004-A, Class A2R, 0.870% (3-Month EURIBOR + 0.870%) due 1/15/30(a)(b)	440,168
496,728		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 2.005% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	486,018
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.134% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	637,357
108,986		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 1.906% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	108,518
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 1.384% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	455,897
400,000		Aaa(c)	Series 2019-RLJ, Class A, 1.234% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	376,186
			Bancorp Commercial Mortgage Trust:
462,535		Aaa(c)	Series 2018-CRE4, Class A, 1.084% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	442,301
687,869		Aaa(c)	Series 2019-CRE6, Class A, 1.234% (1-Month USD-LIBOR + 1.050%) due 9/15/36(a)(b)	662,670
			Bayview Opportunity Master Fund IVa Trust:
28,118		NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(b)	28,477
127,890		NR	Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(b)	124,648
102,025		AAA	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 0.828% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	101,827
737,720		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.723% (1-Month USD-LIBOR + 0.500%) due 9/25/34(a)	702,104
1,162,536		B3(c)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 1.518% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	1,140,305
431,368		Aaa(c)	Brass NO 8 PLC, Series 8A, Class A1, 1.086% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	431,022
1,000,000	GBP	Aaa(c)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.643% (Sterling Overnight Index Average + 1.350%) due 5/16/56(a)	1,215,570
549,519		AA+	CD Mortgage Trust, Series 2006-CD3, Class AM, 5.648% due 10/15/48	563,840
362,027		AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.171% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	360,947
			Citigroup Mortgage Loan Trust:
646,255		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	641,115
280,212		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(b)	277,657
215,281	CAD	Aaa(c)	CNH Capital Canada Receivables Trust, Series 2019-1A, Class A1, 2.103% due 2/15/22(b)	156,487
31,518		Aaa(c)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 0.828% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,835
462,710		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.543% due 8/26/58(b)	468,851
			CSMC Trust:
283,530		NR	Series 2019-RPL8, Class A1, 3.322% due 10/25/58(a)(b)	282,397
976,281		NR	Series 2019-RPL9, Class A1, 3.106% due 10/27/59(a)(b)	992,516
391,631		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1.023% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	380,484
500,000		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.035% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	492,702
500,000	EUR	AAA	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)	550,374
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,292,188		NR	Series 4344, Class FA, 1.435% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	1,291,583
1,794,156		NR	Series 4351, Class FA, 1.435% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	1,785,414
3,082,015		NR	Series 4906, Class WF, 1.385% (1-Month USD-LIBOR + 0.400%) due 12/15/38(a)	3,112,189
1,558,501		NR	Series 4950, Class A, 2.500% due 6/25/34	1,575,995
1,902,311		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 0.468% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	1,889,802
221,168		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 0.993% (1-Month USD-LIBOR + 0.825%) due 8/25/34(a)	213,732
			Finsbury Square PLC:
1,322,994	GBP	AAA(g)	Series 2019-1, Class A, 1.456% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(a)	1,625,287
2,500,000	GBP	AAA(g)	Series 2020-1A, Class A, 1.023% (Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	3,056,982

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.6% - (continued)
$ 61,884		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 0.572% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	$61,387
			Ford Credit Floorplan Master Owner Trust A:
1,200,000		AAA	Series 2018-3, Class A2, 0.584% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,174,563
700,000		AAA	Series 2019-3, Class A2, 0.784% (1-Month USD-LIBOR + 0.600%) due 9/15/24(a)	675,167
443,877		BB	Fremont Home Loan Trust, Series 2005-A, Class M3, 0.903% (1-Month USD-LIBOR + 0.735%) due 1/25/35(a)	431,584
			GMF Floorplan Owner Revolving Trust:
2,000,000		Aaa(c)	Series 2017-2, Class A2, 0.614% (1-Month USD-LIBOR + 0.430%) due 7/15/22(a)(b)	1,999,103
500,000		AAA	Series 2018-3, Class A, 0.504% (1-Month USD-LIBOR + 0.320%) due 9/15/22(a)(b)	498,556
1,600,000		AAA	Series 2018-4, Class A1, 3.500% due 9/15/23(b)	1,645,865
1,200,000		AAA	GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class AR, 2.085% (3-Month USD-LIBOR + 0.950%) due 4/20/29(a)(b)	1,189,757
430,496		Aaa(c)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 1.522% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	425,255
			Government National Mortgage Association (GNMA):
2,211,400		NR	Series 2016-H06, Class FD, 1.936% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)(f)	2,236,316
159,243		NR	Series 2016-H11, Class F, 1.816% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)(f)	160,458
1,846,594		NR	Series 2017-H15, Class FE, 3.310% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)(f)	1,881,743
2,442,907		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	2,502,339
1,168,139		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	1,196,720
1,000,000		Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 1.364% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	943,759
369,219		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	381,338
3,591,592	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.287% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	4,403,810
371,429		AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 1.579% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	371,128
141,590		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 0.808% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	133,445
			JP Morgan Chase Commercial Mortgage Securities Trust:
418,739		AAA(g)	Series 2018-LAQ, Class A, 1.184% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	390,529
500,000		A-	Series 2019-FL12, Class A, 1.634% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	489,206
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.442% (0.800% - 3-Month EURIBOR) due 12/15/29(b)(h)	2,196,051
760,000		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 2.453% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	760,081
			Legacy Mortgage Asset Trust:
440,356		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(b)	444,722
281,111		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(b)	278,941
358,371	GBP	Aaa(c)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 1.142% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(a)	436,932
555,144		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 2.465% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	549,977
913,451		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 1.244% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	897,466
232,588		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 0.868% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	212,341
2,900,000		Aaa(c)	MF1 Ltd., Series 2019-FL2, Class A, 1.298% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	2,766,994
1,356,931		Aaa(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	1,389,222
124,799		Aaa(c)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)	125,073
268,508		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 1.871% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	263,810
608,710		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.068% (1-Month USD-LIBOR + 0.900%) due 5/25/34(a)(i)	583,450
491,100		AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 1.104% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	463,619
800,000		Aaa(c)	Mountain View CLO LLC, Series 2017-1A, Class AR, 2.266% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)(j)	775,217
1,825,027		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.131% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,788,722
			New Residential Mortgage Loan Trust:
362,786		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	384,739
2,889,462		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	2,968,350
2,702,660		Aaa(c)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	2,776,775
399,390		BBB+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 0.828% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	388,537
			OCP CLO Ltd.:
845,516		AAA	Series 2015-9A, Class A1R, 2.019% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	837,337
757,701		AAA	Series 2015-10A, Class A1R, 1.811% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	748,417
501,636		AAA(g)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.242% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	496,352
515,054		AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 1.121% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	484,857
1,700,000		AAA	Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 1.599% (3-Month USD-LIBOR + 0.380%) due 7/15/58(a)(b)	1,699,781
2,100,000		Aaa(c)	PFP Ltd., Series 2019-6, Class A, 1.234% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	2,005,675

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.6% - (continued)
$ 1,200,000		AAA	PFS Financing Corp., Series 2019-A, Class A1, 0.734% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	$1,159,173
328,236	GBP	AAA	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 1.737% (3-Month GBP-LIBOR + 1.200%) due 9/20/65(a)	404,768
			Ripon Mortgages PLC:
822,815	GBP	AAA	Series 1X, Class A1, 1.056% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)	1,012,389
2,468,445	GBP	AAA	Series 1A, Class A1, 1.056% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)(b)	3,037,167
			Silverstone Master Issuer PLC:
161,000		AAA	Series 2019-1A, Class 1A, 1.679% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	160,754
584,000	GBP	AAA	Series 2019-1A, Class 2A, 1.235% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	723,826
			Sofi Consumer Loan Program LLC:
28,839		AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	28,942
66,012		(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	65,984
967,138		Aaa(c)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 2.025% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	956,716
2,000,000		Aaa(c)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, 2.193% (3-Month USD-LIBOR + 1.150%) due 1/23/29(a)(b)	1,960,664
1,176,194		BB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.843% (1-Month USD-LIBOR + 0.675%) due 6/25/35(a)	1,153,359
896,184		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(b)	842,258
240,143		NR	Stanwich Mortgage Loan Co. LLC, Series 2019-NPB1, Class A1, step bond to yield, 3.375% due 8/15/24(b)	235,544
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 0.997% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,148,270
237,955		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.099% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(b)	237,936
1,130,652	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 1.392% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,379,554
			Towd Point Mortgage Trust:
806,843		Aaa(c)	Series 2017-5, Class A1, 0.768% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	795,948
608,203		Aaa(c)	Series 2019-HY2, Class A1, 1.168% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	600,371
682,942		Aaa(c)	Series 2019-HY3, Class A1A, 1.168% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	676,320
176,096	GBP	AAA	Trinity Square PLC, Series 2015-1X, Class A, 1.818% (3-Month GBP-LIBOR + 1.150%) due 7/15/51(a)	217,273
796,751		AA+	Utah State Board of Regents, Series 2017-1, Class A, 0.918% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	774,912
1,729,717		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.069% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,692,275
793,850		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.099% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	774,212
96,211		Aaa(c)	Voya CLO Ltd., Series 2014-3A, Class A1R, 1.711% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	95,408
755,014		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.458% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	724,675
910,185	GBP	AAA	Warwick Finance Residential Mortgages No One PLC, Series 1, Class A, 1.522% (3-Month GBP-LIBOR + 1.000%) due 9/21/49(a)	1,122,625
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(c)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(a)	429,366
500,000		AAA	Series 2017-HSDB, Class A, 1.041% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	468,224
1,393,121		AAA(g)	Series 2018-BXI, Class A, 0.915% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,328,566
			WFRBS Commercial Mortgage Trust:
1,500,000		Aaa(c)	Series 2012-C7, Class AFL, 1.384% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,480,307
829,131		Aaa(c)	Series 2012-C10, Class AFL, 0.974% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	841,624

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $105,950,340)	104,090,433

U.S. GOVERNMENT OBLIGATIONS - 6.1%
			U.S. Treasury Inflation Indexed Notes:
3,269,280			0.250% due 1/15/25(k)	3,376,204
6,095,208			0.375% due 7/15/25	6,387,207
12,853,500			0.750% due 7/15/28(SBB)	14,219,098

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $22,006,401)	23,982,509

ASSET-BACKED SECURITIES - 5.3%
Automobiles - 0.3%
228,570		AAA	Flagship Credit Auto Trust, Series 2019-2, Class A, 2.830% due 10/16/23(b)	232,080
640,176		Aaa(c)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	628,771
34,210		Aaa(c)	OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.150% due 8/10/21(b)	34,300
247,950		Aaa(c)	OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.100% due 4/11/22(b)	250,287

			Total Automobiles	1,145,438

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 5.3% - (continued)
Credit Cards - 1.0%
$ 918,195	NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 2.323% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	$922,417
3,000,000	Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 0.661% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	2,963,969

		Total Credit Cards	3,886,386

Student Loans - 4.0%
		ECMC Group Student Loan Trust:
638,970	Aaa(c)	Series 2017-2A, Class A, 1.218% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	619,883
541,843	Aaa(c)	Series 2018-1A, Class A, 0.918% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	523,136
935,357	Aaa(c)	Series 2019-1A, Class A1B, 1.168% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	904,363
202,618	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.841% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	197,059
83,582	Aaa(c)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	84,500
		Navient Private Education Refi Loan Trust:
127,542	AAA	Series 2019-A, Class A1, 3.030% due 1/15/43(b)	127,980
923,539	AAA	Series 2020-A, Class A1, 0.534% (1-Month USD-LIBOR + 0.350%) due 11/15/68(a)(b)	913,768
		Navient Student Loan Trust:
1,091,055	AAA	Series 2018-1A, Class A2, 0.518% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,081,264
2,079,392	AAA	Series 2018-2A, Class A2, 0.548% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	2,065,673
		Nelnet Student Loan Trust:
1,109,249	AA+	Series 2017-3A, Class A, 1.018% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,072,369
1,273,421	AA+	Series 2019-2A, Class A, 1.068% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,244,124
1,209,192	AA+	Series 2019-3A, Class A, 0.968% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	1,183,869
		SLC Student Loan Trust:
818,892	AAA	Series 2006-1, Class A5, 0.851% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	810,089
596,052	AAA	Series 2007-1, Class A4, 0.452% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	576,002
		SLM Student Loan Trust:
188,668	AAA	Series 2003-10A, Class A3, 1.211% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	187,215
1,000,000	AAA	Series 2004-10, Class A7B, 1.591% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	978,703
923,683	AAA	Series 2005-5, Class A4, 1.131% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	899,697
496,285	B	Series 2008-5, Class A4, 2.691% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	483,919
724,197	B	Series 2008-7, Class A4, 1.891% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	707,994
114,471	B	Series 2008-8, Class A4, 2.491% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	112,163
680,636	AAA	SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1.384% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	675,903
255,826	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	256,161

		Total Student Loans	15,705,834

		TOTAL ASSET-BACKED SECURITIES (Cost - $21,041,467)	20,737,658

MORTGAGE-BACKED SECURITIES - 1.1%
FHLMC - 1.1%
3,995,393		Federal Home Loan Mortgage Corp. (FHLMC):
		4.000% due 6/1/49 - 9/1/49	4,252,852

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,191,417)	4,252,852

SOVEREIGN BOND - 0.5%
India - 0.5%
1,900,000	Baa2(c)	Export-Import Bank of India, 1.374% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a) (Cost - $1,903,496)	1,833,166

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $375,653,722)	372,348,459

SHORT-TERM INVESTMENTS - 42.9%
COMMERCIAL PAPERS - 5.5%
		American Honda Finance:
3,200,000		2.104% due 6/3/20(l)	3,199,627
700,000		1.907% due 7/20/20(l)	698,190
1,400,000		1.961% due 9/3/20(l)	1,392,872

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COMMERCIAL PAPERS - 5.5% - (continued)
$ 2,000,000			Astrazeneca PLC, 2.020% due 10/28/20(b)(l)	$1,983,444
1,000,000			Barton Capital LLC, 1.809% due 8/3/20(b)(l)	996,850
3,100,000			Bayer Corp., 2.365% due 8/3/20(b)(l)	3,087,251
900,000			BP Capital Markets, 1.692% due 9/8/20(b)(l)	895,991
600,000			BP Capital Markets PLC, 1.685% due 7/1/20(b)(l)	599,160
1,000,000			General Dynamics Corp., 2.264% due 7/20/20(b)(l)	996,937
900,000			Schlumberger Holdings Corp., 1.969% due 10/27/20(b)(l)	892,785
			Shell International Finance BV:
3,500,000			2.340% due 1/19/21(b)(l)	3,448,122
500,000			2.103% due 2/3/21(b)(l)	492,899
1,200,000			Syngenta Wilmington Inc., 2.267% due 6/5/20(b)(l)	1,199,700
1,500,000			Toyota Motor Credit Corp., 1.425% due 7/31/20(l)	1,496,450

			TOTAL COMMERCIAL PAPERS (Cost - $21,380,278)	21,380,278

TIME DEPOSITS - 4.0%
			BBH - Grand Cayman:
809	EUR		(0.660)% due 6/1/20	898
537,972	JPY		(0.270)% due 6/1/20	4,989
1,001	AUD		0.010% due 6/1/20	667
360,833	CAD		0.040% due 6/1/20	262,081
2,601	DKK		(0.600)% due 6/2/20	387
6,087	NZD		0.050% due 6/2/20	3,779
260,518	GBP		Citibank - London, 0.010% due 6/1/20	321,700
$15,169,950			JPMorgan Chase & Co. - New York, 0.010% due 6/1/20	15,169,950

			TOTAL TIME DEPOSITS (Cost - $15,764,451)	15,764,451

U.S. GOVERNMENT OBLIGATIONS - 33.4%
			U.S. Treasury Bills:
570,000			0.095% due 6/23/20(k)(l)	569,967
130,000,000			0.056% due 7/28/20(l)	129,970,678

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $130,540,645)	130,540,645

			TOTAL SHORT-TERM INVESTMENTS (Cost - $167,685,374)	167,685,374

			TOTAL INVESTMENTS - 138.2% (Cost - $543,339,096)	540,033,833

			Liabilities in Excess of Other Assets - (38.2)%	(149,307,192)

			TOTAL NET ASSETS - 100.0%	$390,726,641

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2020.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2020, amounts to approximately $157,647,749 and represents 40.3% of net assets.

(c)	Rating by Moody’s Investors Service.
(d)	Illiquid security.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2020, amounts to approximately $811,287 and represents 0.2% of net assets.
(f)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	Rating by Fitch Ratings Service.
(h)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2020.
(i)	Affiliated security . As at May 31, 2020, total cost and total market value of affiliated securities amounted to $605,667 and $583,450, respectively.

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend /Interest Income	Ending Value as of May 31, 2020
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 2.527% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$670,579	$—	$(57,185)	$299	$(30,510)	$267	$11,887	$583,450

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	Rate shown represents yield-to-maturity.
(SBB)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $3,526,336, which represents 0.9% of net assets.

At May 31, 2020, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$543,339,096	$4,782,810	$(7,900,564)	$(3,117,754)

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes	40.3%
Collateralized Mortgage Obligations	19.3
U.S. Government Agencies & Obligations	4.4
Asset-Backed Securities	3.8
Mortgage-Backed Securities	0.8
Sovereign Bond	0.3
Short-Term Investments	31.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2020, Ultra-Short Term Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts		Security	Value
$ 4,030,000	USD	Bank of America: 0.610% due 7/9/20 (Proceeds — $4,030,000)	$4,030,000

For the period ended May 31, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $70,537,011 and 0.770%, respectively.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2020, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Bank Accept June Futures	380	6/21	$68,533,456	$68,624,528	$91,072
Bank Accept March Futures	339	3/21	60,700,946	61,229,536	528,590
U.S. Treasury Ultra Long Bond September Futures	3	9/20	656,940	654,094	(2,846)

					616,816

Contracts to Sell:
U.S. Treasury 2-Year Note September Futures	106	9/20	23,405,559	23,409,438	(3,879)
U.S. Treasury 5-Year Note September Futures	326	9/20	40,902,813	40,953,750	(50,937)

					(54,816)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$562,000

At May 31, 2020, Ultra-Short Term Fixed Income Fund had deposited cash of $735,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2020, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Canadian Dollar	5,975,000	USD	4,340,089	BNP	$4,339,774	6/2/20	$(315)
Mexican Peso	7,185,000	USD	288,323	BNP	321,501	7/24/20	33,178

							32,863

Contracts to Sell:
Australian Dollar	5,878,000	USD	3,789,769	SCB	3,917,099	6/2/20	(127,330)
Australian Dollar	2,853,000	USD	1,870,190	SCB	1,901,240	6/2/20	(31,050)
Australian Dollar	8,731,000	USD	5,814,933	MLP	5,818,184	7/2/20	(3,251)
British Pound	15,230,000	USD	18,881,306	BCLY	18,806,765	6/2/20	74,541
British Pound	15,230,000	USD	18,731,182	JPM	18,809,343	7/2/20	(78,161)
Canadian Dollar	5,308,000	USD	3,852,546	BNP	3,855,317	6/2/20	(2,771)
Canadian Dollar	667,000	USD	475,606	SCB	484,457	6/2/20	(8,851)
Canadian Dollar	5,975,000	USD	4,340,230	BNP	4,339,858	7/2/20	372
Euro	2,728,000	USD	2,984,055	BNP	3,028,352	6/2/20	(44,297)

							(220,798)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(187,935)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2020, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.650%	8/20/30	3-Month	USD	19,500,000	$14,432	$(4,887)	$19,319
Receive	U.S. Federal Funds Effective Rate Index	2.300%	3/1/22	12-Month	USD	23,600,000	(1,083,460)	(538,788)	(544,673)

							$(1,069,028)	$(543,675)	$(525,354)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes—Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 33 5-Year Index	(5.000%)	12/20/24	3-Month	5.531%	USD	1,900,000	$19,246	$(140,315)	$159,561
Markit CDX North America High Yield Series 34 5-Year Index	(5.000%)	6/20/25	3-Month	5.487%	USD	12,348,000	125,227	(54,010)	179,237

							$144,473	$(194,325)	$338,798

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2020, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $2,395,165 for open centrally cleared swap contracts.

At May 31, 2020, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $300,000 for open centrally cleared swap contracts.

At May 31, 2020, Ultra-Short Term Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing date	Maturity date	Borrowing rate	Amount borrowed
Bank of America	5/29/2020	6/1/2020	0.13%	$3,550,965

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 260-262 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 96.2%
United States - 96.2%
243,517	American Beacon AHL Managed Futures Strategy Fund, Class Y	$2,598,328
201,526	BlackRock Event Driven Equity Fund, Institutional Class	1,956,814
303,849	BlackRock Global Long/Short Credit Fund, Institutional Class	2,898,717
282,998	BlackRock Global Long/Short Equity Fund, Institutional Class	3,305,416
175,339	BNY Mellon Global Real Return, Class Y	2,605,536
117,483	Diamond Hill Long/Short Fund, Class I	2,727,957
146,286	Driehaus Event Driven Fund, Common Class	1,666,200
326,489	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	2,967,782
232,837	John Hancock Seaport Long/Short Fund, Class I	2,652,010
150,385	LoCorr Market Trend Fund, Class I	1,607,616
357,678	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	1,645,317
277,276	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	2,961,312
320,383	Western Asset Macro Opportunities Fund, Class I	3,380,040

	TOTAL INVESTMENTS - 96.2% (Cost - $33,627,342)	32,973,045

	Other Assets in Excess of Liabilities - 3.8%	1,290,603

	TOTAL NET ASSETS - 100.0%	$34,263,648

At May 31, 2020, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$33,627,342	$334,107	$(988,404)	$(654,297)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In August 2018, FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$167,913,777	$167,913,777	$—	$—
Consumer Discretionary	187,467,397	187,467,397	—	—
Consumer Staples	84,422,699	84,422,699	—	—
Energy	36,457,289	36,457,289	—	—
Financials	158,847,316	158,847,316	—	—
Health Care	262,178,335	262,178,335	—	—
Industrials	144,446,474	144,446,474	—	—
Information Technology	420,029,869	420,029,869	—	—
Materials	54,190,175	54,190,175	—	—
Real Estate	52,746,346	52,746,346	—	—
Utilities	36,785,684	36,785,684	—	—
Closed End Mutual Fund Security:
Financials	17,043,528	17,043,528	—	—
Right:
Communication Services	7,120	7,120	—	—
Short-Term Investments:
Money Market Fund	8,866,205	8,866,205	—	—
Time Deposits	34,650,538	—	34,650,538	—

Total Investments, at Value	$1,666,052,752	$1,631,402,214	$34,650,538	$—

Other Financial Instruments - Assets
Futures Contracts	$2,316,806	$2,316,806	$—	$—

Total Other Financial Instruments - Assets	$2,316,806	$2,316,806	$—	$—

	Total Fair Value at May 31, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$13,741,418		$13,741,418	$—	$—
Consumer Discretionary	38,118,179		38,118,179	—	—
Consumer Staples	19,459,544		19,459,544	—	—
Energy	4,995,922		4,995,922	—	—
Financials	76,422,144	*	76,422,144	—	—	*
Health Care	111,387,967		111,385,605	2,323	39
Industrials	84,881,407		84,881,407	—	—
Information Technology	119,454,956		119,454,956	—	—
Materials	27,324,901	*	27,324,901	—	—	*
Real Estate	32,992,199		32,992,199	—	—
Utilities	15,658,539		15,658,539	—	—
Convertible Preferred Stocks:
Health Care	1,878,887		1,878,887	—	—
Utilities	1,645,061		1,645,061	—	—
Closed End Mutual Fund Securities:
Financials	2,830,454		2,830,454	—	—
Preferred Stocks:
Financials	1,264,665		1,264,665	—	—
Corporate Bond & Note	612,854		—	612,854	—
Right:
Health Care	167		—	167	—
Short-Term Investments:
Money Market Fund	22,227,885		22,227,885	—	—
Time Deposits	17,335,072		—	17,335,072	—

Total Investments, at Value	$592,232,221	*	$574,281,766	$17,950,416	$39	*

Other Financial Instruments - Assets
Futures Contracts	$535,410		$535,410	$—	$—

Total Other Financial Instruments - Assets	$535,410		$535,410	$—	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$113,111,684	$3,091,489	$110,020,195	$—
Germany	105,938,033	545,503	105,392,530	—
Japan	223,338,344	432,135	222,906,209	—
Switzerland	117,683,946	47,290	117,636,656	—
United Kingdom	149,590,303	2,470,062	147,120,241	—
Other Countries**	392,227,969	69,287,777	322,940,192	—
Closed End Mutual Fund Security:
United States	1,425,346	1,425,346	—	—
Preferred Stocks:
Germany	9,365,513	—	9,365,513	—
Rights:
Italy	2	—	2	—
Spain	4,312	—	4,312	—
United Kingdom	255,754	—	255,754	—
Short-Term Investments:
Money Market Fund	10,848,746	10,848,746	—	—
Time Deposits	28,357,264	—	28,357,264	—

Total Investments, at Value	$1,152,147,216	$88,148,348	$1,063,998,868	$—

Other Financial Instruments - Assets
Futures Contracts	$116,222	$116,222	$—	$—

Total Other Financial Instruments - Assets	$116,222	$116,222	$—	$—

	Total Fair Value at May 31, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$159,628,444	*	$47,104,334	$112,524,110	*	$—
India	45,440,294		5,153,806	40,286,488		—
South Korea	48,420,062		—	48,420,062		—
Taiwan	35,287,256		—	35,287,256		—
Other Countries**	179,383,470		69,022,889	110,360,581		—
Preferred Stocks:
Brazil	2,328,161		2,328,161	—		—
Chile	116,707		116,707	—		—
Colombia	89,922		89,922	—		—
Russia	106,921		67,492	39,429		—
South Korea	1,014,212		—	1,014,212		—
Rights:
Brazil	916		916	—		—
China	1,423		—	1,423		—
India	25,560		—	25,560		—
Warrant:
Thailand	—	*	—	—	*	—
Short-Term Investments:
Money Market Fund	9,611,685		9,611,685	—		—
Time Deposits	15,845,184		—	15,845,184		—

Total Investments, at Value	$497,300,217	*	$133,495,912	$363,804,305	*	$—

Other Financial Instruments - Assets
Futures Contract	$223,194		$223,194	$—		$—

Total Other Financial Instruments - Assets	$223,194		$223,194	$—		$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$359,868,857 *	$—	$359,868,857	$—	*
Mortgage-Backed Securities	250,313,963	—	250,313,963	—
U.S. Government Agencies & Obligations	128,372,270	—	128,372,270	—
Collateralized Mortgage Obligations	106,944,777	—	106,944,777	—
Sovereign Bonds	33,902,690	—	33,902,690	—
Senior Loans	14,664,000	—	14,664,000	—
Asset-Backed Securities	12,881,327	—	12,881,327	—
Municipal Bonds	9,313,364	—	9,313,364	—
Purchased Options	100,406	100,406	—	—
Short-Term Investments:
Commercial Paper	988,892	—	988,892	—
Time Deposits	39,103,605	—	39,103,605	—
U.S. Government Obligations	26,833,117	—	26,833,117	—

Total Investments, at Value	$983,287,268 *	$100,406	$983,186,862	$—	*

Other Financial Instruments - Assets
Futures Contracts	$1,683,487	$1,683,487	$—	$—
Forward Foreign Currency Contracts	1,376,528	—	1,376,528	—
OTC Interest Rate Swaps	89,832	—	89,832	—
Centrally Cleared Interest Rate Swaps	64,929	—	64,929	—

Total Other Financial Instruments - Assets	$3,214,776	$1,683,487	$1,531,289	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(170,515)	$(170,515)	$—	$—
Futures Contracts	(1,263,280)	(1,263,280)	—	—
Forward Foreign Currency Contracts	(473,096)	—	(473,096)	—
Centrally Cleared Interest Rate Swaps	(4,905,022)	—	(4,905,022)	—

Total Other Financial Instruments - Liabilities	$(6,811,913)	$(1,433,795)	$(5,378,118)	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$234,824,669	$—	$234,824,669	$—
Senior Loans	14,178,817	—	14,178,817	—
Sovereign Bond	58,080	—	58,080	—
Closed End Mutual Fund Securities:
Financials	8,581,840	8,581,840	—	—
Common Stocks:
Communications	2,236	2,236	—	—
Consumer Cyclical	—*	—	—	—*
Energy	152,121	136,679	—	15,442
Financials	5,212	—	—	5,212
Convertible Preferred Stocks:
Consumer Non-cyclical	51,750	51,750	—	—
Industrial	125,400	125,400	—	—
Preferred Stocks:
Financials	116,151	116,151	—	—
Warrant:
Media	6,718	6,718	—	—
Short-Term Investments:
Money Market Fund	11,800	11,800	—	—
Time Deposits	9,764,861	—	9,764,861	—

Total Investments, at Value	$267,879,655 *	$9,032,574	$258,826,427	$20,654	*

Other Financial Instruments - Liabilities
Futures Contract	$(1,923)	$(1,923)	$—	$—

Total Other Financial Instruments - Liabilities	$(1,923)	$(1,923)	$—	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$21,009,108	$—	$21,009,108	$—
Spain	8,224,872	—	8,224,872	—
Other Countries**	34,511,934	—	34,511,934	—
Mortgage-Backed Securities	51,358,159	—	51,358,159	—
Corporate Bonds & Notes:
United Kingdom	8,051,402	—	8,051,402	—
United States	7,497,334	—	7,497,334	—
Other Countries**	20,162,881	—	20,162,881	—
Collateralized Mortgage Obligations	22,379,500	—	22,379,500	—
U.S. Government Obligations	9,693,530	—	9,693,530	—
Asset-Backed Securities	734,323	—	734,323	—
Municipal Bond	33,208	—	33,208	—
Purchased Options	29,478	—	29,478	—
Short-Term Investments:
Sovereign Bond	10,206,982	—	10,206,982	—
Time Deposits	2,283,488	—	2,283,488	—

Total Investments, at Value	$196,176,199	$—	$196,176,199	$—

Other Financial Instruments - Assets
Futures Contracts	$48,944	$48,944	$—	$—
Forward Foreign Currency Contracts	572,528	—	572,528	—
OTC Interest Rate Swaps	86,292	—	86,292	—
Centrally Cleared Interest Rate Swaps	1,408,495	—	1,408,495	—
Centrally Cleared Inflation Rate Swaps	20,201	—	20,201	—
OTC Credit Default Swaps	29,615	—	29,615	—
Centrally Cleared Credit Default Swaps	251,110	—	251,110	—

Total Other Financial Instruments - Assets	$2,417,185	$48,944	$2,368,241	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(165,135)	$—	$(165,135)	$—
Reverse Repurchase Agreements	(15,974,050)	—	(15,974,050)	—
Forward Sale Commitments	(4,473,680)	—	(4,473,680)	—
Futures Contracts	(89,315)	(89,315)	—	—
Forward Foreign Currency Contracts	(761,919)	—	(761,919)	—
Centrally Cleared Interest Rate Swaps	(3,161,954)	—	(3,161,954)	—
OTC Credit Default Swaps	(15,840)	—	(15,840)	—
Centrally Cleared Credit Default Swaps	(42,961)	—	(42,961)	—
OTC Cross-Currency Swaps	(38,237)	—	(38,237)	—
OTC Total Return Swaps	(32,521)	—	(32,521)	—

Total Other Financial Instruments - Liabilities	$(24,755,612)	$(89,315)	$(24,666,297)	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$62,472,325	$—	$62,472,325	$—
Short-Term Investments:
Time Deposits	4,167,976	—	4,167,976	—

Total Investments, at Value	$66,640,301	$—	$66,640,301	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$161,962,737	$—	$161,962,737	$—
Collateralized Mortgage Obligations	22,377,549	—	22,377,549	—
Mortgage-Backed Securities	18,820,911	—	18,820,911	—
Sovereign Bonds	9,987,225	—	9,987,225	—
Corporate Bonds & Notes	9,223,189	—	9,223,189	—
Purchased Options	2,205	2,205	—	—
Short-Term Investments:
Time Deposits	567,371	—	567,371	—

Total Investments, at Value	$222,941,187	$2,205	$222,938,982	$—

Other Financial Instruments - Assets
Futures Contracts	$157,470	$157,470	$—	$—
Forward Foreign Currency Contracts	385,016	—	385,016	—
Centrally Cleared Interest Rate Swaps	—	—	—	—
Centrally Cleared Inflation Rate Swaps	824,825	—	824,825	—
Centrally Cleared Credit Default Swaps	108,574	—	108,574	—

Total Other Financial Instruments - Assets	$1,475,885	$157,470	$1,318,415	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(41,825)	$(19,282)	$(22,543)	$—
Reverse Repurchase Agreements	(55,907,556)	—	(55,907,556)	—
Futures Contracts	(70,102)	(70,102)	—	—
Forward Foreign Currency Contracts	(298,490)	—	(298,490)	—
Centrally Cleared Interest Rate Swaps	(95,020)	—	(95,020)	—
Centrally Cleared Inflation Rate Swaps	(739,802)	—	(739,802)	—
Centrally Cleared Credit Default Swaps	(109,400)	—	(109,400)	—

Total Other Financial Instruments - Liabilities	$(57,262,195)	$(89,384)	$(57,172,811)	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$217,451,841	$—	$217,451,841	$—
Collateralized Mortgage Obligations	104,090,433	—	104,090,433	—
U.S. Government Agencies & Obligations	23,982,509	—	23,982,509	—
Asset-Backed Securities	20,737,658	—	20,737,658	—
Mortgage-Backed Securities	4,252,852	—	4,252,852	—
Sovereign Bond	1,833,166	—	1,833,166	—
Short-Term Investments:
Commercial Papers	21,380,278	—	21,380,278	—
Time Deposits	15,764,451	—	15,764,451	—
U.S. Government Obligations	130,540,645	—	130,540,645	—

Total Investments, at Value	$540,033,833	$—	$540,033,833	$—

Other Financial Instruments - Assets
Futures Contracts	$619,662	$619,662	$—	$—
Forward Foreign Currency Contracts	108,091	—	108,091	—
Centrally Cleared Interest Rate Swaps	19,319	—	19,319	—
Centrally Cleared Credit Default Swaps	338,798	—	338,798	—

Total Other Financial Instruments - Assets	$1,085,870	$619,662	$466,208	$—

Other Financial Instruments - Liabilities
Reverse Repurchase Agreements	$(4,030,000)	$—	$(4,030,000)	$—
Futures Contracts	(57,662)	(57,662)	—	—
Forward Foreign Currency Contracts	(296,026)	—	(296,026)	—
Centrally Cleared Interest Rate Swaps	(544,673)	—	(544,673)	—

Total Other Financial Instruments - Liabilities	$(4,928,361)	$(57,662)	$(4,870,699)	$—

	Total Fair Value at May 31, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$32,973,045	$32,973,045	$—	$—

Total Investments, at Value	$32,973,045	$32,973,045	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2019 through May 31, 2020:

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2019	$688	*	$688	*	$—		$—	$—	$—
Total realized gain (loss)	779		779		—		—	—	—
Change in unrealized appreciation (depreciation)	(392)		(392)		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	(1,036)		(1,036)		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—		—		—		—	—	—

Balance as of May 31, 2020	$39	*	$39	*	$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$—		$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
Core Fixed Income Fund
Balance as of August 31, 2019	$—	*	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—				—		—	—	—

Balance as of May 31, 2020	$—	*	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$—		$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
High Yield Fund
Balance as of August 31, 2019	$18,738	*	$18,738		$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	1,916		1,916		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—		—		—		—	—	—

Balance as of May 31, 2020	$20,654	*	$20,654		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2020	$1,916		$1,916		$—		$—	$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statement of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(x).

At May 31, 2020, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$8,734,796	$—	$(8,734,796)	$0
Small-Mid Cap Equity Fund	21,879,312	—	(21,879,312)	0
International Equity Fund	10,336,724	—	(10,336,724)	0
Emerging Markets Equity Fund	9,441,280	—	(9,441,280)	0
High Yield Fund	12,090	—	(12,090)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $8,866,205, $22,227,885, $10,848,746, $9,611,685 and $11,800, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of May 31, 2020:

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized (Depreciation)
EyeCare Partners, LLC	$20,811	$20,790	$19,250	$(1,540)

The following table summarizes the High Yield Fund’s fully unfunded loan positions as of May 31, 2020:

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized (Depreciation)
AmeriLife Holdings, LLC	$3,409	$3,409	$3,153	$(256)
EyeCare Partners, LLC	11,351	11,338	10,500	(838)
Spectacle Gary Holdings, LLC	2,432	2,366	2,201	(165)

	$17,192	$17,113	$15,854	$(1,259)

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”)

or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2020 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2020 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2020.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2020 have been disclosed under respective schedules of investments.